Exhibit 99.6 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
DXQ8J1H3EKD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	VA	Fixed	Refinance	82.763%	82.763%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	42.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 5.91 years on the job as a xx with xx.
  BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of Loan is 6 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.158%   Tape Value: 59.880%   Variance: -17.722%   Variance %: -17.72200%   Comment: Borrower DTI Ratio Percent is 42.158%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: 0000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per HUD-1 is Limited Cash Out   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sale Price is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.15%. The tape reflects an increased DTI of 59.88%. Further details not provided. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 5.91 years on the job as a xx with xx, BWR2 receives pension income, FICO 791, 0X30 since inception, xxK equity in the subject, and xx residual income."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the GNMA seasoning requirement. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V755I0R7HZM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Not Applicable	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	96.832%	96.832%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.788%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is an active prior civil judgement in favor of xx in the amount of xx, which was recorded on xx/xx/2024. The judgment is not against the borrower.
The annual 1st & 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been current with the loan, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 8.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Did a modification change note terms is not applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.832%   Tape Value: 84.162%   Variance: 12.670%   Variance %: 12.67000%   Comment: Original OLTV Ratio percent is 96.832%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.832%   Tape Value: 33.259%   Variance: 63.573%   Variance %: 63.57300%   Comment: Original standard LTV is 96.832%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0 Tape Value: 00XXXXXXXXXX Variance: Variance %: Comment: Payment history string is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.79% DTI. The Lender miscalculated SE income. Revised DTI 56.48%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR's are SE with xx for 15 years, BWR 2 is employed with xx for 2.7 years, FICO 784, xx residual income and xxK equity in the subject property."	* Compliance Testing (Lvl 3) "Tape shows the loan fails the TRID violation for timing test for the initial LE dated xx/xx/2025. The application date is xx/xx/2025, and e-consent/mail fulfillment was not until xx/xx/2025. The Infinity CE result shows the loan passed the TRID violation for the initial LE timing test."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xx) QM points and fees test due to fees charged xx exceeds fees threshold of xx by xx.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx

The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeds the fees threshold of xx by xx.  The below fees were included in the test: Points—Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MKTKFF60KM1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	37.025%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.250%	xx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
There is an active UCC lien against the xx in favor of xx, which was recorded on xx/xx/2022.
There are 02 HOA liens found against the subject property in favor of xx in the total amount of xx, which were recorded on xx/xx/2023 and xx/xx/2024.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2024, the reason for default is excessive obligations.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. As per the tape, the FC was on hold due to loan modification. Further details were not provided.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have 16.5 years on the job as xx at xx. Additionally, BWR1 and BWR2 receive social security and retirement income.
Foreclosure Comments:As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. As per the tape, the FC was on hold due to loan modification. Further details were not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx. on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and no principal forgiven amount.
Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -30 (Days)   Variance %:    Comment: Doc date of last modification is NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 12.10270%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000004444444 Tape Value: 000000000000 Variance: Variance %: Comment: Payment history string is NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the foreclosure is placed on hold. Trial payment plan completed. Modification documents are being prepared. As per the comment dated xx/xx/2023, the foreclosure was initiated on the loan in 2023. As per the comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024. The foreclosure was put on hold due to loan modification. The loan was modified on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.250% beginning on xx/xx/2024 and a maturity date of xx/xx/2064."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.02%. Tape shows pension income was not documented. The revised DTI is 53.43%. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 and BWR2 have 16.5 years on the job as xx at xx. Additionally, BWR1 and BWR2 receive social security and retirement income. FICO 644, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JFTETX55C3B	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$1,536.07	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	No	No	xx	Not Applicable	34.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 was paid in the amount of xx on xx/xx/2024.
The annual installment of county taxes for 2025 is delinquent in the amount of xx, which was due on xx/xx/2025 and is good through xx/xx/2025.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.87500%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.58 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraisal Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -7 (Days) |----| Comment: Tape shows the original appraisal date is xx/xx/2025, but the audit value is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The file shows BWR had leased the property for 3 years at xx per month and then purchased the property from the seller. Tape shows the subject closed as a purchase when it should have been a refinance. Review of the file shows the transaction type as refinance, and the final CD reflects proceeds from the loan used to pay off the seller. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RCYH4GYPYFL	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	120	xx/xx/2006	xx/xx/2006	HELOC	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	xx	Not Applicable	xx/xx/2019	xx	Not Applicable	6.490%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx, FSB.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx, in the amount of xx with xx, FSB.
There is a junior attorney lien against the xx in favor of xx, which was recorded on xx/xx/2008 in the amount of xx.
 There is an active civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2016 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2019.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower, xx. and lender xx, on xx/xx/2019. As per the modified term, the new modified unpaid principal balance is xx. The monthly P&I is xx with an interest rate of 6.490% starting on xx/xx/2020, which will be changed in 2 steps until the new maturity date of xx/xx/2029. The rate will change in 02 steps, which end with 6.490% and P&I of xx. There is no deferred balance and no principal forgiven amount.	Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, but the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: -9 (Days)   Variance %:    Comment: First payment date is xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI N.A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active NA   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-3000.00   Variance %: -12.50000%   Comment: original balance xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: X00000000000000000000000   Variance:    Variance %:    Comment: payment history string 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX xx. #4-12.   xx: xx:
																																																																																				Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property city is XXXX. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows subject is a junior lien."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PSS6D5PUS4P	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	8.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Cash Out	77.143%	77.143%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2007	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	xx	3.000%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with Instrument # xx in the amount of xx with xx.
There are 6 junior credit card judgments against the subject borrower in favor of "xx", which were recorded on different dates, in the total amount of xx.
xx in favor of the xx, which was recorded on xx/xx/2022. The annual maximum finance amount is a total of xx.
There is one junior hospital lien against the xx in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. The deferred balance is xx.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
As per tape, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2018.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2018.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.000% beginning on xx/xx/2022 and a maturity date of xx/xx/2062. The deferred balance is xx, and the interest-bearing amount is xx. There is no principal forgiven amount.	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows the bankruptcy (post-loan origination) data provided is No audit value is yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: 13 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the escrow account indicator. Data provided is yes. Audit Value is yes.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is not applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.143%   Tape Value: 77.140%   Variance: 0.003%   Variance %: 0.00300%   Comment: Tape shows the original CLTV ratio percentage. Data provided is 77.140%. Audit Value is 77.143%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 77.143%   Tape Value: 77.140%   Variance: 0.003%   Variance %: 0.00300%   Comment: Tape shows the original standard LTV data provided is 77.140%. Audit Value is 77.143.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 41.26562%   Comment: Tape shows the principal balance. Stated in MOD Data provided is xx. Audit Value is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx street is XXXX xx: xx:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WWV1MZHJT9Y	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Other	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	6.800%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	xx	Not Applicable	35.632%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2016	xx	xx	5.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first installment of school taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of school taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The deferred balance is in the amount of xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
The loan was modified on xx/xx/2016.
As per the comment dated xx/xx/2024, the interior subject property needs repairs in the amount of xx. Further details are not provided. No comment was found stating repairs were completed. Subsequent comments do not show any damage.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2015. The complaint was filed on xx/xx/2015. The service was completed on xx/xx/2016. The hearing was completed on xx/xx/2016. The FC sale is scheduled for xx/xx/2019. The foreclosure process was kept on hold for BK. Further details not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2015. The complaint was filed on xx/xx/2015. The service was completed on xx/xx/2016. The hearing was completed on xx/xx/2016. The FC sale is scheduled for xx/xx/2019. The foreclosure process was kept on hold for BK. Further details not provided.
According to the updated title report dated xx/xx/2025, the lis pendens was filed three times. The last lis pendens located at "xx" was filed on xx/xx/2015 and recorded on xx/xx/2015. And the lis pendens was cancelled on xx/xx/2016. Further details not found.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx on xx/xx/2019, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2020. The borrower shall pay a monthly mortgage payment of xx per month for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2016. As per the modified term, the new principal balance is xx. The monthly P&I is xx, with an interest rate of 5.00% beginning on xx/xx/2016 and a maturity date of xx/xx/2046. The deferred balance is xx. There is no principal forgiven amount. The loan has been modified twice since origination.	HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy (post -loan origination)? is yes Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 middle name is xx: xx:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in Foreclosure ? is yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00436%   Comment: DeFerred balance amount is 6871.37.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a Modifcation change note terms? is yes   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort potential? is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000111111001000000000012   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment: Payment history string is 000111111001000000000012   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan audit.   xx: xx:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Purpose per application is refinance. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX shows the estimated value at xxK. Current UPB is xxK."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9DAU0DG9G61	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	xx	xx	47.567%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	4.870%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/1977 and recorded on xx/xx/1977 with instrument #xx in the amount of xx.
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx, which originated on xx/xx/2009 and was recorded on xx/xx/2009 with the instrument #xx
There is a prior IRS lien against the xx in favor of xx, which was recorded on xx/xx/2006 in the amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2015 in the amount of xx.
There are two PACE liens against the xx in favor of xx, which were recorded on xx/xx/2019 and xx/xx/2025. The lien amount is not mentioned on the document.
There is a municipal lien against the subject property in the amount of xx, which is good through xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of water charges for 2025 has been delinquent in the total amount of xx, which was good through xx/xx/2025.	According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.870%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is medical reasons.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2017. As per the modified term, the new principal balance is xx. The interest-bearing amount is xx, and the deferred balance is xx. The monthly P&I is xx with an interest rate of 4.870% beginning on xx/xx/2017 and a maturity date of xx/xx/2045.	Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows BWR2 last name as XXXX_XXXX but audit value shows XXXX. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows current value as xx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: $-627.05   Variance %: -0.50757%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2017   Tape Value: xx/xx/2025   Variance: -2814 (Days)   Variance %:    Comment: xx/xx/2017   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2025   Variance: -2800 (Days)   Variance %:    Comment: xx/xx/2017   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 83.570%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 83.570%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 101010011000000100MMMMMM   Tape Value: X10000000110001120100010   Variance:    Variance %:    Comment: 0101010011000000100MMMMM   Tape Source: Initial   Tape Type:
																																																																																				Field: Principal Balance Stated in Mod Loan Value: xx Tape Value: xx Variance: xx Variance %: 9.52859% Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."		* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents." * TIL not hand dated (Lvl 2) "TIL document is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U04TVF8K4Z5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.800%	360	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Cash Out	80.770%	80.770%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2005	xx	Primary	Yes	Yes	No	xx	xx	45.460%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	6.375%	xx	xx/xx/2025	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the amount of xx on xx/xx/2026.
The annual sewer charges for 2025 have been delinquent in the amount of xx, which was good through xx/xx/2025.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.
The due dates were adjusted from xx/xx/2024 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for the default is illness of the borrower.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape, the loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 7.800%, and a maturity date of xx/xx/2035. The current P&I as per the latest payment history as of xx/xx/2025 is xx, and the rate of interest is 6.375%. There is a difference in P&I and rate of interest with respect to the note. As per the tape, the loan has been modified on xx/xx/2024. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Balloon Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Balloon indicator is NA. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.51085%   Comment: Cash-to-borrower (HUD-1 Line 303) is xx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Current legal status is Collections,<60 Days.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Doc date of last modification is UA.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account indicator is yes.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2005   Variance: -24 (Days)   Variance %:    Comment: First payment date is xx/xx/2005.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. amort potential is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111211111104444322100022 Tape Value: X20111111211232222012234 Variance: Variance %: Comment: Payment history string is 1112111104444322100222. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the CT license validation test."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not hand signed by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EWD9RF1RHHX	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Unavailable	xx	Not Applicable	xx	7.500%	360	xx/xx/2001	xx/xx/2001	FHA	Fixed	Purchase	100.230%	100.230%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2001	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.828%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2001 and recorded on xx/xx/2001 with instrument #xx in the amount of xx with xx No active judgments or liens have been found. The annual installment of combined taxes for 2024 was paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the RFD is excessive obligations.
As per the comments dated xx/xx/2025 and xx/xx/2025, there are damages such as a collapsing roof, missing shingles, roof debris, a possibly old deteriorated tarp, siding, soffit, and fascia damage, and masonry damage. The cost of repairs exceeds xx. No comments have been found on whether the repairs have been completed.
The loan has not been modified since origination.
As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2007. The notice of sale was recorded on xx/xx/2007. The FC sale was scheduled for xx/xx/2007. Further details not provided.
According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.

Foreclosure Comments:As per the updated title report dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2007. The notice of sale located at "xx" was recorded on xx/xx/2007. The FC sale was scheduled for xx/xx/2007. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2019, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan was filed on xx/xx/2023, and was confirmed on xx/xx/2023. The BWR shall pay xx per month for 60 months. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per the document, the bankruptcy is yes, but the tape shows no. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the document, the currently in foreclosure is yes, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, the neg amort potential is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000010102443 Tape Value: X44444440000000123401010 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is uninsured."		* Missing Initial 1003_Application (Lvl 2) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * TIL not hand dated (Lvl 2) "The final TIL is not hand-dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TO2GETOUHG5	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.710%	360	xx/xx/1997	xx/xx/1997	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	10.710%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/1997 and recorded on xx/xx/1997 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2006, in the amount of xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual installment of county taxes for 2023 has been paid in the amount of xx on xx/xx/2024.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 10.710%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified.
As per the foreclosure document located at "xx", the foreclosure was initiated in 2018 and the foreclosure complaint was filed on xx/xx/2018 with the case#xx. Further details not found.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the foreclosure document located at "xx", the foreclosure was initiated in 2018 and the foreclosure complaint was filed on xx/xx/2018 with the case#xx. Further details not found.
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 10.710%, and a maturity date of xx/xx/2027. As per the latest payment history as of xx/xx/2025, the current P&I is xx, and the rate of interest is 10.710%. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Current legal status is collections. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Currently in foreclosure is yes.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a modification change note terms is yes.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account indicator is unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/1997   Tape Value: xx/xx/1997   Variance: -6 (Days)   Variance %:    Comment: First payment date is xx/xx/1997.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Note document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 210001000001000000044444 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history string is 212121011101111111044443. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file. XXXX search shows an estimated value at xxK. The current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8IY1KH7455W	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	6.250%	360	xx/xx/2004	xx/xx/2004	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Second	Final policy	xx	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2005 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. It was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with xx.
The tax certificate is missing from the UT.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under chapter 13 with the case #xx on xx/xx/2008. The BK was dismissed on xx/xx/2009 and terminated on xx/xx/2009.
The loan was modified.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under chapter 13 with the case #xx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2008, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2008 was confirmed on xx/xx/2008. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2009 and terminated on xx/xx/2009.

This is a conventional ARM rate mortgage with a P&I of xx, a rate of interest of 6.2500%, and a maturity date of xx/xx/2034. The P&I as per payment history tape data is xx, the rate of interest is 6.000%, and the maturity date is xx/xx/2045. There is a difference in P&I and rate of interest with respect to the note. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape shows fixes but audit value shows ARM.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: X00000000000000000000000   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2045   Variance:    Variance %:    Comment: Tape shows xx/xx/2045 but audit value shows xx/xx/2034.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 108 Tape Value: 236 Variance: -128 Variance %: -54.23728% Comment: Tape shows 236 but audit value shows 108. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject is a junior lien."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K145L9DFAX9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2007	xx/xx/2007	Conventional	ARM	Cash Out	Unavailable	Unavailable	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	Not Applicable	5.000%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx.
There is a UCC lien against the xx in favor of xx, which was recorded on xx/xx/2019.
The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.
According to the servicing comment date of xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
The loan was modified on xx/xx/2021.
As per the servicing comments dated xx/xx/2024, the foreclosure was started in 2018. As per the servicing comments dated xx/xx/2024, the foreclosure was put on hold due to bankruptcy. Further details are not available.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.

Foreclosure Comments:As per the servicing comments dated xx/xx/2024, the foreclosure was started in 2018. As per the servicing comments dated xx/xx/2024, the foreclosure was put on hold due to bankruptcy. Further details are not available.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2019, with the secured claim amount of xx and the arrearage amount of xx. The amended chapter 13 (xx) plan was filed on xx/xx/2019. The borrower has promised to make monthly mortgage payments of xx per month for 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2020 and terminated on xx/xx/2020.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx, with an interest rate of 5.000% beginning on xx/xx/2021 and a maturity date of xx/xx/2037. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: audit value shows Bankruptcy Yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Modification changes note terms updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: As per note document Loan Original Maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-1678.03   Variance %: -61.37412%   Comment: As per note document Original stated P&I is 1056.07.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.00000%   Tape Value: 5.00000%   Variance: 3.00000%   Variance %: 3.00000%   Comment: As per note document original stated rate is 8%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000001112211211 Tape Value: 000000000000000000002211 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a state that has unlimited liability for high cost loans and HUD-1/FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file. XXXX search shows an estimated amount of xxK."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FD9784V0VZV	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.050%	180	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.018%	Second	Preliminary title policy	xx	Not Applicable	xx/xx/2013	xx	Not Applicable	3.500%	xx	xx/xx/2013	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2006. The prior mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx.
There are two civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2017 and xx/xx/2022, in the total amount of xx.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2013.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower and lender with an effective date of xx/xx/2013, and the new modified unpaid principal balance is xx, out of which xx is the interest-bearing amount. The modified monthly P&I of xx with an interest rate of 3.500% starting on xx/xx/2013, which will be changed in 4 steps until the new maturity date of xx/xx/2045. The rate will change in 4 steps, which end with 3.500%. As per the modification agreement, the lender has forgiven principal in the amount of xx. The loan has been modified once since origination.

HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows No but audit value shows Yes. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2006   Variance: 30 (Days)   Variance %:    Comment: Tape shows xx/xx/2006 but audit value shows xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 4   Tape Value: 1   Variance: 3   Variance %: 300.00000%   Comment: Tape shows 1 but audit value shows 4.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000012340000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 4 Family Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single Family but audit value shows 4 Family. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing. CE was tested using the latest GFE itemization in the file."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is a junior lien. Further details are not provided."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test: On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EV548IMVS6C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	No	Not Applicable	Other	$0.00	xx	xx/xx/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Unavailable	xx	Not Applicable	xx	7.990%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	49.393%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	8.625%	Unavailable	xx/xx/2026	Unavailable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 23 months, and the next due date is xx/xx/2024. The last payment was received on xx/xx/2024 in the amount of xx, which was applied for the due date of xx/xx/2023. The current P&I is xx with an interest rate of 4.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is foreclosure.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 23 months, and the next due date is xx/xx/2024. The current UPB reflected as per the payment history is xx.
As per the foreclosure document located at "xx", the foreclosure was initiated in 2024, and the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, foreclosure is on hold for loss mitigation. As per the comment dated xx/xx/2025, the latest foreclosure sale is scheduled for xx/xx/2026. Further details are not provided.
As per the servicing comment dated xx/xx/2025, the trial plan was approved for 3 months from xx/xx/2025.
As per the servicing comment dated xx/xx/2025, the reason for default is illness of the borrower.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the loan modification is effective on xx/xx/2026.
As per the servicing comment dated xx/xx/2024, the borrower's income was impacted by Covid-19.
According to the PACER, the borrowers, xx, and xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The bankruptcy was discharged on xx/xx/2015 and terminated on xx/xx/2015.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:As per the foreclosure document located at "xx", the foreclosure was initiated in 2024, and the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, foreclosure is on hold for loss mitigation. As per the comment dated xx/xx/2025, the latest foreclosure sale is scheduled for xx/xx/2026. Further details are not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx, and xx, filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2012 with the secured claim amount of xx and the arrearage amount of xx. The approved chapter 13 (xx) plan was filed on xx/xx/2012 and confirmed on xx/xx/2012. The borrower has promised to make monthly payments of xx for 60 months to the trustee under the Chapter 13 plan. The bankruptcy was discharged on xx/xx/2015 and terminated on xx/xx/2015.	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 7.99%, and a maturity date of xx/xx/2036. The P&I as per payment history is xx, and the rate of interest is 4.75%. There is a difference in P&I and rate of interest with respect to the note. As per the servicing comment dated xx/xx/2025, the loan modification is effective on xx/xx/2026. As per the modified term, the new principal balance is xx. The monthly PITI is xx with an interest rate of 8.625% beginning on xx/xx/2026 and a maturity date of xx/xx/2037. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. Right of Rescission	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: Balloon indicator is yes. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Foreclosure Sale Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2025   Variance: 96 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.99000%   Tape Value: 4.75000%   Variance: 3.24000%   Variance %: 3.24000%   Comment: Original stated rate is 7.99000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444443   Tape Value: X44343443234444344444445   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Referral Date Loan Value: Unavailable Tape Value: xx/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed the per diem interest amount test, as fees charged of xx exceed the fees threshold of xx by +xx."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																								* TIL transaction date missing (Lvl 2) "The final TIL is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A0RSGC4C23U	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	xx	No	Bankruptcy	Chapter 13	xx	Unavailable	No	xx	Not Applicable	xx	5.875%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Refinance	56.604%	56.604%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	14.114%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2017	xx	xx	2.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 05 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 05 months, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
The loan was modified on xx/xx/2017.
The foreclosure was initiated on the loan in 2019, and the lis pendens located at "xx". The amended final judgment located at "xx", and as per the amended judgment, the foreclosure sale was scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2024, the foreclosure was put on hold for bankruptcy. No further details available.
The borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. Currently the bankruptcy is active.

Foreclosure Comments:The foreclosure was initiated on the loan in 2019, and the lis pendens located at "xx". The foreclosure final judgment located at "xx". The amended final judgment located at "xx", and as per the amended judgment, the foreclosure sale was scheduled for xx/xx/2023. As per the servicing comment dated xx/xx/2024, the foreclosure was put on hold for bankruptcy. No additional details have been found regarding the closure status of the foreclosure case.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2023, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan filed on xx/xx/2023 was confirmed on xx/xx/2023. The debtor shall pay xx for 1 to 15 months, xx for 16 to 25 months, and xx for 27 to 60 months. There is no comment indicating a cramdown. The bankruptcy case is still active.	The step modification agreement was signed between the borrower, xx A. and lender, xx and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 2.000% starting on xx/xx/2017, which will be changed in 3 steps until the new maturity date of xx/xx/2057. The rate will change in 3 steps, which end with 3.500%. There is a deferred balance of xx and no principal forgiven amount. The loan has been modified twice since origination.	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Current Bankruptcy Post Petition Due Date Loan Value: Unavailable Tape Value: xx/xx/2025 |---| |----| Comment: Current bankruptcy post petition due date is unavailable. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Foreclosure   Variance:    Variance %:    Comment: Current legal status is bankruptcy.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value as per audit value is xx.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Did a modification change note terms is yes.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active as per audit file is NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg Amort potential as per audit value is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.604%   Tape Value: 56.600%   Variance: 0.004%   Variance %: 0.00400%   Comment: Original CLTV ratio percent as per audit value is 56.604%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.604%   Tape Value: 56.600%   Variance: 0.004%   Variance %: 0.00400%   Comment: original standard LTV (OLTV) as per tape is 56.604%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444444444444444444444444   Tape Value: 444444444444444444455555   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Referral Date Loan Value: xx/xx/2019 Tape Value: xx/xx/2019 Variance: 16 (Days) Variance %: Comment: Referral date is xx/xx/2019. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "File missing final HUD. CE was tested using the latest itemization in the file."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
00LOOGS7ZC1	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	xx	7.750%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.750%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx.
There are three junior civil judgments against the borrower in favor of xx, which were recorded on different dates, in the total amount of xx.
There is an active prior civil judgement against the borrower in favor of xx in the amount of xx.
There are two active PACE liens against the xx in favor of xx, which were recorded on xx/xx/2023 and xx/xx/2023 in the total amounts of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx. The deferred balance is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.
The loan has been modified on xx/xx/2021.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2014. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2014. The POC was filed by xx, xx on xx/xx/2014, with the secured claim amount of xx and the arrearage amount of xx. The Chapter 13 plan filed on xx/xx/2024 was confirmed on xx/xx/2014. There is no comment indicating a cramdown. The BK was dismissed on xx/xx/2016 and terminated on xx/xx/2016.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.750% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is a deferred balance of xx and no principal forgiven amount. The loan has been modified twice since origination.	Credit Report Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows No and audit value shows Yes. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 80.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 80.000%   Variance:    Variance %:    Comment: Tape shows 80.000% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.75000%   Tape Value: 7.50000%   Variance: 0.25000%   Variance %: 0.25000%   Comment: Tape shows 7.50000% and audit value shows 7.75000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000111112220000000000000   Variance:    Variance %:    Comment: Payment history string 00000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Tape shows Cash Out - Other and audit value shows Change in Rate/ Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape shows Cash Out and audit value shows Refinance. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T0OR3EOLJ9C	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	$637.50	xx	5.625%	360	xx/xx/2006	xx/xx/2006	Conventional	ARM	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2006	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2021	xx	xx	2.875%	xx	xx/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with xx.
xx in favor of the xx, which was recorded on xx/xx/2021.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water charges for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2025.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx, and the deferred amount is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2025, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2021.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter 13 with the case #xx on xx/xx/2012. As per the voluntary petition schedule, D; the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx, on xx/xx/2012, with the secured claim amount of xx and the arrearage amount of xx. The amended chapter 13 plan was filed on xx/xx/2012 and confirmed on xx/xx/2012. The bankruptcy was discharged on xx/xx/2017 and terminated on xx/xx/2017.

The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2021. As per the modified term, the new principal balance is xx. The interest-bearing balance is xx, and the deferred amount is xx. The monthly P&I is xx with an interest rate of 2.875% beginning on xx/xx/2021 and a maturity date of xx/xx/2061. There is no principal forgiven amount.	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape shows Bankruptcy as No but audit value is given Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows Current value is xx but audit value is given as 170,000.00.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tapes shows Did a Modification Change Note Terms? as No, But audit value is given as Yes.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape shows Escrow Account Indicator as Yes But audit value is given No.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Tape shows Interest Only Period? as No audit value shows as Yes   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows Is PMI Active? as no but audit value shows NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows Is REO Active as No. Audit Value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 73.49490%   Comment: Original Stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 222111111211011000000001 Tape Value: 000000110000001000000001 Variance: Variance %: Comment: Payment History String is 22211111121101101000000000001 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows PACE Lien."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Note has LIBOR Index with Replacement Clause (Lvl 2) "The note states, xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16A44T5TCXW	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	180	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	5.625%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xx in the amount of xx with xx
There is an active mortgage against the subject property originated on xx/xx/2000 and recorded on xx/xx/2000 in the amount of xx with the xx.
There is one junior mortgage against the subject property originated on xx/xx/2006 and recorded on xx/xx/2006 in the amount of xx with the xx, an agency of the Government of the United States of AmXXXX.
There is a code enforcement lien against the xx in favor of the xx in the amount of xx, which was recorded on xx/xx/2013. The amount of the lien is greater than the loan amount of xx.
There are two PACE liens against the xx in favor of xx, which were recorded on xx/xx/2018 and xx/xx/2019.
There is a mechanic's lien against the xx in favor of xx in the amount of xx, which was recorded on xx/xx/2019.
The annual installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.070%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the borrower was approved for a 3-month deferment plan. Further details were not provided.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
According to the PACER, the borrower filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2012. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx. on xx/xx/2012, with the secured claim amount of xx and the arrearage amount of xx. The amended Chapter 13 plan filed on xx/xx/2012 was confirmed on xx/xx/2012. The borrower has promised to make monthly mortgage payments of xx for 60 months to the trustee under the Chapter 13 plan. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.	The step modification agreement was made between the borrower and lender with an effective date of xx/xx/2023, and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 5.625% starting on xx/xx/2023, which will be changed in 2 steps until the new maturity date of xx/xx/2059. The term will change in 2 steps, which end with P&I of xx and a rate of 7.070%. There is no deferred balance and no principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account indicator is Unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: IS PMI Active is Unavailable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Neg. Amort Potential is Not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 210000000022111110000000   Tape Value: 444444410000000000000111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property type is xx. xx: xx:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
J88NQPLG3C2	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.499%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of town taxes for 2025 have been paid in the total amount of xx on different dates.
The first installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2025.
The first and second installments of town taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The second installment of utilities/MUD charges for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.499%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not required. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: 00 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, and annual payments (xx) are xx, and the debt service coverage ratio (xx) is 0.68."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows investor rejected the loan due to DSCR is below 0.75. Further details not provided. File shows the subject loan was approved at 0.68 DSCR."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71YPWIPHOVN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	61.144%	61.144%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.486%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2022 in favor of xx for xx, in the amount of xx, which was recorded on xx/xx/2022 with the instrument #xx
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2024, the forbearance plan began on xx/xx/2024 and ended on xx/xx/2025.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 20.33 years on the job as a xx at xx. Additionally, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 19 |---| -4 |----| -21.05263% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.486%   Tape Value: 29.600%   Variance: 4.886%   Variance %: 4.88600%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 61.144%   Tape Value: 13.000%   Variance: 48.144%   Variance %: 48.14400%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 1000012234432100 Tape Value: 1234432210000 Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows defect as EPD. According to payment history as of xx/xx/2025, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2025. The current UPB is xx. Further details were not provided."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 11.913% exceeds APR threshold of 10.360% over by +1.553%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 11.651% exceeds the APR threshold of 10.360% over by +1.291%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FNYB67V5XXXX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.750%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	71.632%	71.632%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.435%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
The first mortgage was originated on xx/xx/2019 in favor of xx for xx in the amount of xx, recorded on xx/xx/2019.
The second prior mortgage was originated on xx/xx/2021 in favor of the xx, recorded on xx/xx/2021. The satisfaction of the second prior mortgage is located at "xx".
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 9.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xx at xx, BWR had 2.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 14 |---| -3 |----| -21.42857% Comment: Tape shows the Age of Loan 14, but the audit value shows 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.435%   Tape Value: 35.570%   Variance: 0.865%   Variance %: 0.86500%   Comment: Tape shows the borrower DTI ratio percentage as 35.570%, but the audit value shows 10.637%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the Current Value xx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 71.632%   Tape Value: 19.100%   Variance: 52.532%   Variance %: 52.53200%   Comment: Tape shows the Original Standard LTV (OLTV) 19.100%, but the audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0132210010111 Tape Value: 10101001222 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows EPD. According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.363% exceeds APR threshold of 9.610% over by +0.753%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.229% exceeds the APR threshold of 9.610% over by +0.619%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JV8K22IKE2A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.125%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	73.791%	73.791%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.191%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The 1st and 2nd installments of town taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.66 years on the job as a xx with xx. Additionally, BWR has 11 months on the second job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Tape shows the age of the loan. Data provided is 10; audit value is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.191%   Tape Value: 32.050%   Variance: 7.141%   Variance %: 7.14100%   Comment: Tape shows the DTI Ratio Percent data provided is 32.050%, and the audit value is 18.379%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 73.791%   Tape Value: 25.300%   Variance: 48.491%   Variance %: 48.49100%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 0 Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 39.19%. Tape shows the lender omitted debt without supporting documents. Revised DTI is 73.48%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.66 years on the job as a xx with xx, FICO 711, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects lender credit at xx. Final CD dated xx/xx/2025 reflects lender credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W8GC4A42Z4W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	79.273%	79.273%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	49.509%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 10.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 21.08 years on the job as an xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Tape shows Age of loan is 10 but audit value is given as 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.509%   Tape Value: 29.990%   Variance: 19.519%   Variance %: 19.51900%   Comment: Tape shows Borrower DTI Ratio Percent is 29.990% but audit value is given as 49.509%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.273%   Tape Value: 12.700%   Variance: 66.573%   Variance %: 66.57300%   Comment: Tape shows Original Standard LTV is 12.700% but audit value is given as 85.280%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.50%. Tape shows miscalculation of income. The revised DTI is 177.33%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 21.08 years on the job as an xx at xx. FICO 727, 0X30 since inception, and xxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 11.243% exceeds APR threshold of 10.400% over by +0.843%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 11.169% exceeds the APR threshold of 10.400% over by +0.769%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W3EEZJDH228	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	62.551%	62.551%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.593%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with instrument #xx with xx.
There are 2 prior child support liens against the xx in favor of xx, which were recorded on xx/xx/2010 and xx/xx/2016 in the total amount of xx.
There are 8 prior state tax liens against the xx in favor of the xx, which were recorded on different dates, in the total amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.16 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of Loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.593%   Tape Value: 25.540%   Variance: 18.053%   Variance %: 18.05300%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.551%   Tape Value: 11.300%   Variance: 51.251%   Variance %: 51.25100%   Comment: As per loan document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000 Tape Value: 0 Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.59%. The tape shows miscalculation of a xx collection account that was not paid at closing. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6.16 years on the job as a xx at xx, FICO 684, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3NUT1N5T3LL	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	29.480%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
For Parcel # xx
The first and second installments of town taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The first, second, third, and fourth installments of town taxes for 2025 were paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The second installment of utilities/MUD charges for 2025 has been delinquent in the amount of xx, which is good through xx/xx/2026.
The first installment of utilities/MUD charges has been paid in the amount of xx on xx/xx/2025.
For Parcel # xx
The first and second installments of town taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The first, second, third, and fourth installments of town taxes for 2025 were paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025.	According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. As per tape, the current P&I is xx, and the interest rate is 7.625%. The UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Updated as per document   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 1 (Days)   Variance %:    Comment: tape shows Note Original Doc date is xx/xx/2024 but audit value is given as xx/xx/2024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: MMMMMMMMMMM00 Tape Value: 000000000000 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement signed by the borrower is missing from the loan documents. xx/xx/2026: Seller responded that borrower is qualifying with full liability of REOs."	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows EPD due to subservicing transfer, likely to get the borrower current. According to tape data as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E7UZWGJ0M8R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.376%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument # xx in the amount of xx with xx.
There is one prior civil judgment against "xx" in favor of xx, which was recorded on xx/xx/2017, in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2019, in the amount of xx.
There are four prior credit card judgments in favor of xx, which were recorded on different dates, in the total amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There are four prior child support liens in favor of xx, which were recorded on different dates; the lien amounts are not provided. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected per tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a xx at xx. Additionally, BWR1 has been SE for 1.50 years at xx, BWR1 had 1.83 years on the job as a xx with xx.
BWR2 has 8.33 years on the job as a xx at xx. Additionally, BWR2 has 3.16 years on the second job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2025, but the audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMM0   Tape Value: 000000000000   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2025 Variance: 10926 (Days) Variance %: Comment: Tape shows the stated maturity date is xx/xx/2025, but the audit value is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.37%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 4 months on the job as a xx at xx. Additionally, BWR1 has been SE for 1.50 years at xx, and BWR2 has 8.33 years on the job as a xx at xx. Additionally, BWR2 has 3.16 years on the second job as a xx with xx, FICO 680, and xxK equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R9IWI4CU6DI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	50.577%	50.577%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2025, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
The first installment of utilities/MUD charges for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of utilities/MUD charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx.
Unable to determine the reason for the default.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Note date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMM0   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2025 Variance: 10927 (Days) Variance %: Comment: Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows delinquency. According to tape as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2025. The current UPB is xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8MX0XWL0HYM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	38.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The taxes are to follow.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR1 has 3.41 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR first name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (xx). Final CD reflects point and fees paid by seller in the amount of xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2YR6IH5VRI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	17.456%	17.456%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.997%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a credit card judgment against xx in favor of xx, which was recorded on xx/xx/2025 in the amount of xx. The borrower name mentioned on the supporting document is inconsistent with the subject borrower.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 49.997% Tape Value: 43.023% |---| 6.974% |----| 6.97400% Comment: Borrower DTI Ratio percent is 49.997 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicab;e   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.068%   Tape Value: 28.277%   Variance: 5.791%   Variance %: 5.79100%   Comment: Housing Ratio per U/W 34.068%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 1 (Days) Variance %: Comment: Orignal Note Doc Date is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 49.99%. Tape shows undisclosed debts and the lender did not obtain tax transcripts to determine SSI income. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR receives social security income, FICO 748, and 0X30 since inception."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T10Q98O0U7C	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	51.443%	51.443%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Secondary	Yes	Yes	No	xx	Not Applicable	49.500%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx.
The first, second, and third installments of county taxes for 2026 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The fourth installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual installment of water charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the seller's tape, the property occupancy is stated as a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as a xx at xx, BWR had 17.75 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.500% Tape Value: 49.517% |---| -0.017% |----| -0.01700% Comment: Tape shows the borrower DTI ratio percent is 49.517%, but the audit value is 49.500%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, but the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -395 (Days)   Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2025, but the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.443%   Tape Value: 51.257%   Variance: 0.186%   Variance %: 0.18600%   Comment: Original CLTV Ratio Percent is 55.246%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2024, but the audit value is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 51.443%   Tape Value: 8.197%   Variance: 43.246%   Variance %: 43.24600%   Comment: Tape shows the original standard LTV is 8.197%, but the audit value is 51.257%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMM0000100   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment History String is Not Applicble   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Home improvement   Variance:    Variance %:    Comment: Tape shows the purpose of refinance per HUD-1 is home improvement, but the audit value is cash out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape shows the purpose of transaction per HUD-1 is refinance, but the audit value is cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID Post-Consummation Event Validation Test. This loan has a post-consummation event date that occurs on or before the closing date.

This loan failed the TRID disclosure delivery date validation test. A post-consummation revised CD delivery date is the same as the final CD delivery date."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows repurchase from XXXX due to early payment default within the first 3 months. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G1I33XR43UX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	84.804%	84.804%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.528%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 23.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: 84.804% Tape Value: 84.800% |---| 0.004% |----| 0.00400% Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.804%   Tape Value: 38.990%   Variance: 45.814%   Variance %: 45.81400%   Comment: Tape shows 38.990% but audit value shows 84.804%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: 2   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX xx but audit value shows XXXX xx.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.53% DTI. The Lender used the wife's income to qualify who is not on the loan. Revised DTI 69.10%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx for 7.5 years, FICO 761, xx residual income, and xxK equity in the subject property."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery date validation test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UMM4SSTZ6L3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	74.455%	74.455%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.861%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with instrument #xx in favor of xx for xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: 49.861% Tape Value: 55.968% |---| -6.107% |----| -6.10700% Comment: Tape shows 55.968% and Audit value is 43.725%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.455%   Tape Value: 74.460%   Variance: -0.005%   Variance %: -0.00500%   Comment: Tape shows 74.460% and Audit value is 82.798%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.455%   Tape Value: 16.670%   Variance: 57.785%   Variance %: 57.78500%   Comment: CLTV is 74.455%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 100000001221   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects address a xxxx.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2040 Tape Value: xx/xx/2040 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The revised LE dated xx/xx/2025 reflects the sum of section C fees and the recording fee at xx. The revised CD dated xx/xx/2025 reflects the sum of section C and the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10%. A valid COC for the increase in fee is not available. The subject loan is a refinance case that originated on xx/xx/2025, and the 3-year SOL is active."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3)     "Fair market value of homestead property acknowledgment is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copy of document is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "File missing final executed CD. CE was tested based on seller provided revised CD at closing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.86%. Tape shows SE income miscalculation, as 2 years of tax returns were not provided, and the lender did not include the Schedule C loss reflected in 2023 tax returns. Revised DTI is 55.96%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 7 months on the job as a xx at xx. FICO 661, xxK equity in the subject, and xx residual income. 0X30 since inception. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5O9WXBENMCX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	98.919%	98.919%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Mortgage Type Loan Value: FHA Tape Value: Conventional |---| |----| Comment: Mortgage Type is FHA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.919%   Tape Value: 97.220%   Variance: 1.699%   Variance %: 1.69900%   Comment: Original CLTV Ratio Percent is 98.919%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.919%   Tape Value: 97.220%   Variance: 1.699%   Variance %: 1.69900%   Comment: Original Standard LTV (OLTV) is 98.919%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: 1111211111   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is 404 xx.   xx: xx:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -1 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Seller confirmed the subject loan is not insured by the FHA."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects transfer taxes at xx. CD dated xx/xx/2025 reflects transfer taxes at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows subject loan does meet the seasoning period requirements for a streamline refinance. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Note data is missing or inaccurate (Lvl 3) "Tape shows the subject is a conventional loan. Review of the file shows the subject loan is an FHA streamline refinance."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C3L4CIBK2SV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	84.884%	84.884%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.885%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior mortgage against the subject property that originated on xx/xx/2022 and was recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.885% Tape Value: 50.632% |---| 0.253% |----| 0.25300% Comment: DTI is 349.919%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.884%   Tape Value: 84.880%   Variance: 0.004%   Variance %: 0.00400%   Comment: CLTV is 84.884%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.884%   Tape Value: 12.490%   Variance: 72.394%   Variance %: 72.39400%   Comment: LTV is 84.884%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 100000000111   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Address is 266 xx Source: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -1 (Days) Variance %: Comment: Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.59% DTI. The Lender miscalculated income. Revised DTI 50.71%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx for 19 years, FICO 734, xx residual income, and xxK equity in the subject property. 0X30 since inception."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Not Covered	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HEDXH5YT38S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	88.011%	88.011%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2024	xx	Primary	No	Not Applicable	No	xx	Not Applicable	33.983%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.625%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property in favor of xx for xx in the amount of xx, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with the instrument #xx
Parcel # xx
The first and second installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
Parcel # xx
The first and second installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.75 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.625% beginning on xx/xx/2025 and a maturity date of xx/xx/2055. There is no deferred balance and principal forgiven amount.	Flood Certificate Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 18 |---| -6 |----| -33.33333% Comment: Tape shows 18 but audit value shows 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.983%   Tape Value: 34.300%   Variance: -0.317%   Variance %: -0.31700%   Comment: Tape shows 34.300% but audit value shows 33.983%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -120 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.011%   Tape Value: 88.000%   Variance: 0.011%   Variance %: 0.01100%   Comment: Tape shows 88.000% but audit value shows 88.011%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 88.011%   Tape Value: 88.000%   Variance: 0.011%   Variance %: 0.01100%   Comment: Tape shows 88.000% but audit value shows 88.011%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX xx but audit value shows xx SE.   xx: xx:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Construction/Perm Variance: Variance %: Comment: Tape shows construction/Perm but audit value shows Refinance. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a TILA/RESPA fail; review of the Infinity CE report reflects the loan failed the TRID tolerance test and passed the TILA/RESPA test. Further details not provided. Subject originated on xx/xx/2024."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2024 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the OTC construction loan was modified to convert to full PITI. Subject originated on xx/xx/2024. The modification agreement was made on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.625% beginning on xx/xx/2025 and a maturity date of xx/xx/2055."
* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report located at "xx" the subject property is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CISD4O5BWX1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 47 Tape Value: 48 |---| -1 |----| -2.08333% Comment: Age of Loan is 47. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 26.046%   Tape Value: 26.000%   Variance: 0.046%   Variance %: 0.04600%   Comment: Borrower DTI Ratio Percent is 26.046%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.90294%   Comment: Note document reflect as xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflect as PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 26.04%. The tape shows the lender did not verify the bank statements properly. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 3 years on the job as a xx with xx, FICO 660, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/2022. The initial LE dated xx/xx/2021 reflects lender credit at xx. The final CD dated xx/xx/2022 does not reflect lender credit. This is a decrease of xx for a fee that has a 0% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents.  The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2021 does not reflect points - loan discount fee. The final CD dated xx/xx/2022 reflects points - loan discount fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GL4S6B3GB7T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	76.271%	76.271%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xx with xx, BWR1 had 2.5 years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI Active is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows PIW was not permitted due to collateral issues not being addressed. The subject loan closed without an appraisal; the purchase contract shows HVAC and roof repairs needed to be completed. 1004D, or an inspection report by a licensed professional verifying the completion of repairs, is missing from the loan documents."	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date was provided, and the initial closing disclosure receipt date was less than three business days before the consummation date."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9K9ABRHMXKL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$2,214.14	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	46.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
The annual installment of combined taxes for 2025 is delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 12 years as an xx with xx.  BWR2 has been SE for 12 years as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 46.889% Tape Value: 56.310% |---| -9.421% |----| -9.42100% Comment: Borrower DTI Ratio percent is 43.261%. Tape Source: Initial Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.89% DTI. The Lender used pension income without evidence of receipt and miscalculated SE and rental income. Lender defect. Revised DTI 83.17%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx as a xx for 20 years and receives SSI, BWR 2 receives SSI, FICO 769, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7CKPIS4YCVD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.705%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of city taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5 months on the job as a xx with xx, BWR had 3.5 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx but audit value shows N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at Origination is Primary   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows property address as XXXX CD but audit value shows XXXX. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Seller confirmed that it appears MI coverage on the loan is not active."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 25.70%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5 months on the job as a xx with xx, FICO 802, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZT3T0E4674R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	100.000%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.132%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior subordinate mortgage against the subject property in favor of the xx in the amount of xx, which was recorded on xx/xx/2025 with instrument #xx
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 months on the job as a xx at xx, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan is unsaleable since the borrower appears to have more than one IHDA mortgage. The borrowers cannot have more than one open IHDA loan. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OAC9EAXIZ3W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	126.667%	126.667%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.339%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	6.750%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
There is a prior state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2016 in the amount of xx.
There is a state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx. The SSN# mentioned on supportive documents is consistent with the borrower's SSN#.
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 6.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan was modified on xx/xx/2025.
As per the collection comment dated xx/xx/2024, the borrower was on a forbearance plan from xx/xx/2024 to xx/xx/2024.
As per the collection comment dated xx/xx/2024 and xx/xx/2024, the subject property was damaged. No details are available regarding the nature of the damage, estimated repair cost, and current status of repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 6.75% beginning on xx/xx/2025 and a maturity date of xx/xx/2025. There is no principal forgiven amount.	Appraisal (Incomplete)	Field: Original CLTV Ratio Percent Loan Value: 126.667% Tape Value: 95.000% |---| 31.667% |----| 31.66700% Comment: As per appraisal document original CLTV ratio percent is 126.667%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 126.667%   Tape Value: 95.000%   Variance: 31.667%   Variance %: 31.66700%   Comment: As per appraisal document original standard LTV is 126.667%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 42.26844%   Comment: As per note document Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 7.62500% Tape Value: 6.75000% Variance: 0.87500% Variance %: 0.87500% Comment: As per note document original stated rate is 7.625%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the completion of renovation. Tape and file show missing 1004D for kitchen upgrade, bathroom upgrade, foundation repair, HVAC, and appliance installation. The estimated cost to cure is xxK. The loan had an xx escrow holdback; now xx is left. Repairs are still incomplete."
* Loan has escrow holdback. No proof it was released (Lvl 4) "Final CD reflects an escrow holdback in the amount of xxK. Proof of release for xx is available in the loan file. Proof of release for the remaining xx is missing from the loan document."	* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows delinquency in the loan and the completed NAF loan modification. According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2025. The current UPB reflected as per the payment history is xx. The loan was modified on xx/xx/2025."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Appraisal Fee at xx. Final CD dated xx/xx/2023 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8NLPK802QV9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	69.643%	69.643%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.858%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of water charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current valye is not applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2023   Variance: 366 (Days)   Variance %:    Comment: first paument date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: InTEREST ONly Period? is No   Tape Source: Initial   Tape Type:
Field: Interest Only Term Months Count   Loan Value: Not Applicable   Tape Value: 12   Variance:    Variance %:    Comment: interest only term months cournt is not applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is PMI Active? is not applicabele   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: property address street is xx xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is unsaleable since construction-to-permanent financing requirements are not met. Further details not provided. The post-close appraisal report shows the construction is completed. The subject loan originated on xx/xx/2023, FICO 728, and 0X30 in the last 24 months."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "The right of rescission is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N61MPG1DHBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.018%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as an xx at xx.com, Inc. Previously, BWR1 was a full-time student at xx for 3.33 years.
BWR2 has 3.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: As per Final 1003 Primary residence. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 47.01%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 11 months on the job as an xx at xx.com, Inc. BWR2 has 3.16 years on the job as a xx at xx, FICO 759, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2024. The notary's signature date on the mortgage/deed of trust is xx/xx/2024. The note date is xx/xx/2024."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YH3S0XEUMOJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	240	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	78.605%	78.605%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.168%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2024.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.605%   Tape Value: 77.253%   Variance: 1.352%   Variance %: 1.35200%   Comment: As per the document, the original CLTV ratio percent is 78.605%, but the tape shows 77.253%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.605%   Tape Value: 77.253%   Variance: 1.352%   Variance %: 1.35200%   Comment: As per the document, the original standard LTV is 78.605%, but the tape shows 77.253%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.03524% Comment: As per the document, original stated P&I is xx, but the tape shows xx. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. PH shows MI is active."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails the FHA QM Rebuttable Presumption Test due to Fees charged xx exceed the fee threshold of xx. Over by +xx. The below fees were included in the test: Lender fee paid by borrower: xx Points—Loan Discount Fee paid by Borrower: xx

The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeding the fees threshold of xx by xx.  The below fees were included in the test: Lender fee paid by borrower: xx Points—Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xx) QM points and fees test due to the fees charged xx exceed the fees threshold of xx by xx.  The below fees were included in the test: Lender fee paid by borrower: xx Points—Loan Discount Fee paid by Borrower: xx

The loan failed the GSE (xx) QM APR test due to the APR being calculated at 8.201%, exceeding the APR threshold of 8.110% by +0.091%."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows lender did not obtain the non-borrowing spouse's credit report and loan was uninsurable."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the FHA QM Safe Harbor Test threshold test due to the APR being calculated at 8.397%, exceeding the APR threshold of 7.504% by +0.893%. The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.397% exceeds the APR threshold of 7.360% by +1.037%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx). The loan failed the QM Safe Harbor Test threshold test due to the APR being calculated at 8.201%, exceeding the APR threshold of 7.360% by +0.841%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HFVGC4KQME9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.081%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025. The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR has 5.75 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: Tape shows the ARM index type is Secured Overnight Financing Rate (SOFR), but the audit value is 30-day Average SOFR. Tape Source: Initial Tape Type:
Field: ARM Lifetime Floor Percent   Loan Value: 5.750%   Tape Value: 2.750%   Variance: 3.000%   Variance %: 3.00000%   Comment: Tape shows the ARM lifetime floor percent is 2.750%, but the audit value is 5.750%.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 32.081%   Tape Value: 63.160%   Variance: -31.079%   Variance %: -31.07900%   Comment: Tape shows the borrower DTI ratio percent is 63.160%, but the audit value is 37.898%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type Loan Value: ARM Tape Value: Fixed Variance: Variance %: Comment: Tape shows the loan amortization type is fixed, but the audit value is ARM. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 32.08%. Tape shows the underwriter excluded the PITI of the departure residence with a letter of intent to sell. The revised DTI is 63.16%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5.75 years on the job as a xx with xx. FICO 755, 0X30 since inception, xxK equity in the subject, and residual income of xx."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9T7T616UCTY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.291%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.490%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
The appraisal report in the loan file is as is; the tape and photo addendum show the missing siding at the rear of the property. The estimated cost to cure is not available in the loan file. No information has been found related to damage or repairs in the latest collection comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.75 years on the job as an xx at xx.
BWR2 has 4.33 years on the job as an xx at xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is as is; the tape and photo addendum show the missing siding at the rear of the property. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E5BLSOKZ7G2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.501%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xx on different dates.
The 1st, 2nd, and 3rd installments of utilities/MUD charges for 2025 have been paid in the total amount of xx on different dates.
The 1st installment of county taxes for 2026 was paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual installment of water charges for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual installment of water charges for 2026 has been delinquent in the total amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a xx at xx. BWR has prior employment experience as a xx with xx between xx/xx/2017 and xx/xx/2018 for 9 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0000000000000000000 Variance: Variance %: Comment: Payment history string is NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with xx. Infinity CE shows subject loan failed for prohibited fees test. Further details not provided. Subject originated on xx/xx/2019."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 44.50%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2019, and the 3-year SOL has expired. BWR has 1.33 years on the job as a xx at xx, FICO 756, and xxK equity in the subject."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed state regulations for the prohibited fees test. The below fees were included in the test: Attorney Fees—Borrower Attorney paid by Borrower: xx Title- CPL paid by Borrower: xx Title- Flood Cert to Title Co paid by Borrower: xx
Undisclosed Debt Report paid by Borrower: xx"
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.50%, as the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.50%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N4IA7PI2P3U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xx at xx, BWR1 was a full-time student at xx between xx/xx/2018 and xx/xx/2024 for 5.83 years.
BWR2 has 2 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000000002100   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with xx. Further details not provided. The subject originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.20%. The tape shows the subject is NOO due to occupancy and income misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1 month on the job as a xx at xx. BWR2 has 2 years on the job as a xx at xx. FICO 715, 1X60 and 1X30 since inception, and xxK equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024, reflects cash to the borrower in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TI0QGMPQBO0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	24.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as an xx with xx, BWR1 had 1.41 years on a job as a xx with xx. Prior to that, BWR1 had 7.08 years on a job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value N.A Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0000000000000000000000 Tape Value: 00000000000000000 Variance: Variance %: Comment: 0000000000000000000000 Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The subject loan PMI was rescinded, as per the doc in the file. "xx"	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with xx. Infinity CE shows subject loan failed for TRID tolerance and state regulations. Further details not provided."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed brokerage/finder fee test due to fee charged xx fee threshold by xx, over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 24.91%. Tape shows misrepresentation of income. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 5 months on the job as an xx with xx. FICO 725, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2024 reflects a points-loan discount fee at xx. The final CD dated xx/xx/2024 reflects a points-loan discount fee of xx. This is an increase fee in the amount of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6EOL26BTUTQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.175%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2025 are delinquent in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as an xx with xx, BWR had 2 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx is xx Source: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000100000 Tape Value: 000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Seller confirmed MI coverage has been canceled."	* Compliance Testing (Lvl 3) "Tape shows Non-QM/ATR non-compliant with xx. Further details not provided. Subject originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 43.17%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.33 years on the job as an xx with xx, FICO 762, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."	* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2021. The notary's signature date on the mortgage/deed of trust is xx/xx/2021. Note the date is xx/xx/2021."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KKQ6GK0HGLD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	43.983%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book #xx, page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx. The PH shows large multiple payments in the total amount of xx on different dates from xx/xx/2025 to xx/xx/2025. These are BWR payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR1 has been SE for 25 years at xx.
BWR2 has been employed by a family member for 24.91 years as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is xx. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 000000000000MMMMMMMMMMMM Tape Value: 000000000000 Variance: Variance %: Comment: Payment History String is Not Applicbale Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.98%. Tape shows assets are not properly verified. The bank statement in file shows xxK in assets, and the cash-to-close requirement is xxK. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 25 years at xx, and BWR2 has been employed by a family member for 24.91 years as a xx with xx, FICO 825, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance case, originated on xx/xx/2022, and the SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4Z296WZQOQD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.987%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xx at xx, BWR had 1.16 years on the job as a xx with xx. Prior to that, BWR was a full time student with xx between xx/xx/2019 and xx/xx/2020 for 1.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.987% Tape Value: 49.990% |---| -0.003% |----| -0.00300% Comment: Borrower DTI Ratio 49.989%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000001212210000000000 Tape Value: 000001121220 Variance: Variance %: Comment: String as per PH is 000000001212210000000000 Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceeding the fee threshold of xx over by xx. The below fees were included in the test: Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.99%. Tape shows the lender miscalculated the base income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2023, and the 3-year SOL will expire on xx/xx/2026. BWR has 4 months on the job as a xx at xx, FICO 746, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2023 reflects a Points - Loan Discount Fee of xx. CD dated xx/xx/2023 reflects a Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for the increase in fee is missing from the loan documents.
The subject  loan is a purchase case that originated on xx/xx/2023, and the SOL of 1 years has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R5QL3QSTGZH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.124%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	96.733%	96.733%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 were paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.124%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.089% Tape Value: 46.080% |---| 0.009% |----| 0.00900% Comment: As per the document borrower DTI Ratio percent 46.089% but tape shows 46.080%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.733%   Tape Value: 96.700%   Variance: 0.033%   Variance %: 0.03300%   Comment: As per the document original CLTV ratio percent 96.733% but tape shows 96.700%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.733% Tape Value: 96.700% Variance: 0.033% Variance %: 0.03300% Comment: As per the document original Standard LTV 96.733% but tape shows 96.700%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.08%. Tape shows income documentation discrepancy. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 6.83 years on the job as a xx at xx, FICO 720, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9DUF5RB52VL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	68.021%	68.021%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	42.536%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx NMLS: xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 4.41 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 42.536% Tape Value: 42.500% |---| 0.036% |----| 0.03600% Comment: Borrower DTI ratio percent is 42.536%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.380%   Tape Value: 18.400%   Variance: -0.020%   Variance %: -0.02000%   Comment: Housing Ratio per U/W (Initial Rate) is 0.000%. Tape shows 18.400%   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MERS min number is XXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 68.021%   Tape Value: 69.000%   Variance: -0.979%   Variance %: -0.97900%   Comment: Original CLTV Ratio Percent is 68.021%. Tape shows 69.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025. Tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.021%   Tape Value: 69.000%   Variance: -0.979%   Variance %: -0.97900%   Comment: Original Standard LTV (OLTV) is 68.021%. Tape shows 69.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. Tape shows XXXX. xx: xx:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the project is in need of critical repairs, which affect the structural safety and soundness of the project. The project has a special assessment of xxM for replacement of the roofing system and exterior wall paneling and insulation details for each unit. 1004D/inspection report verifying the completion of work is missing. XXXX search shows an estimated value of xxM. Current UPB is xxK."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LXCI7JC2DMM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$807.51	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with MERS as nominee for xx NMLS: xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024 (xx) are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual county taxes for 2024 (xx) have been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.08   Tape Value: 1.09   Variance: -0.01   Variance %: -0.91743%   Comment: Debt Service Coverage Ratio is 0.91   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -6 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The loan closed as a DSCR loan, and the investor is requiring a complete housing history. Further details not provided. Subject originated xx/xx/2025. 0X30 since inception."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M9C1TWUUD4D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	53.165%	53.165%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with MERS as nominee for xx NMLS: xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the Current Value xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.11   Tape Value: 1.07   Variance: 0.04   Variance %: 3.73831%   Comment: Tape shows the Debt Service Coverage Ratio (DSCR) 1.07, but the audit value shows 1.11.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the xx Number - , but the audit value shows XXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 53.165%   Tape Value: 54.000%   Variance: -0.835%   Variance %: -0.83500%   Comment: Tape shows the Original OLTV Ratio Percent 54.000%, but the audit value shows 53.165%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 53.165% Tape Value: 54.000% Variance: -0.835% Variance %: -0.83500% Comment: Tape shows the Original Standard LTV (OLTV) 54.000%, but the audit value shows 53.165%. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance. Tape shows lender used appraisal market rents."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows the investor required a lease agreement. The appraisal report shows the property is in as-is condition. Tape shows subject property is vacant due to limited rehabilitation, and qualification was based on market rents. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0OVFDRKRBFY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	12.059%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
The tape shows the project in need of critical repairs. CCs do not show damages.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 6.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 12.059% Tape Value: 12.100% |---| -0.041% |----| -0.04100% Comment: Borrower DTI Ratio percent is 10.088%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable .   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.812%   Tape Value: 0.000%   Variance: 8.812%   Variance %: 8.81200%   Comment: HTI is 8.812%   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mers min number is XXXX   xx: xx:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -7 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: property address street is XXXX xx xx: xx:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the project is in need of critical repairs. Review of the appraisal report reflects the property is in as-is condition with no noted critical repairs, and the condo questionnaire does not indicate any planned special assessments or project-related critical repairs. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M4J1JPTF157	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	38.095%	38.095%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	44.610%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2025/2026 (xx) has been paid in the amount of xx on xx/xx/2026.
The annual installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The annual installment of county taxes for 2025/2026 (xx) is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB, reflected as per the payment history, is xx.
As per tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.08 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.610% Tape Value: 44.600% |---| 0.010% |----| 0.01000% Comment: Borrower DTI Ratio Percent is 44.610%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.392%   Tape Value: 17.400%   Variance: -0.008%   Variance %: -0.00800%   Comment: Housing Ratio Per U/W (Initial Rate) is 17.392%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx Number is XXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 38.095%   Tape Value: 39.000%   Variance: -0.905%   Variance %: -0.90500%   Comment: Original CLTV Ratio Percent is 38.095%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 38.095%   Tape Value: 39.000%   Variance: -0.905%   Variance %: -0.90500%   Comment: Original Standard LTV is 38.095%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. xx: xx:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the FHLMC is unable to determine the condo project is eligible. The appraisal is subject to and repairs have been completed. The condo questionnaire does not show any special assessment. XXXX search shows an estimated value at xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MA8IHGVXBZE	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	65.534%	65.534%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.706%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are four prior criminal judgments against xx in favor of the xx, which were recorded on different dates in the total amount of xx. The DOB mentioned on the supporting document is not matching with the subject borrower's DOB.
There is a junior state tax lien in favor of the xx, which was recorded on xx/xx/2025. The borrower's name is not matching with the subject borrower.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comments dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.08 years on the job as a xx with xx. Additionally, BWR has 2.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 56.706% Tape Value: 56.719% |---| -0.013% |----| -0.01300% Comment: DTI is 56.706%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: As per loan document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.534%   Tape Value: 64.407%   Variance: 1.127%   Variance %: 1.12700%   Comment: As per the document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.534%   Tape Value: 64.407%   Variance: 1.127%   Variance %: 1.12700%   Comment: As per the document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 0000000000XX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "Mortgage insurance certificate is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR had multiple FHA loans. File shows BWR has 2 FHA loans on REO properties. Subject FHA loan was originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EJ5X4M5C2PV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.945%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx. There is an active prior mortgage against the subject property originated on xx/xx/2023 in favor of xx in the amount of xx, which was recorded on xx/xx/2023 with the instrument #xx The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025. The annual water charges for 2026 are due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment xx/xx/2025, the subject property is owner-occupied.
Tape shows the appraisal report reflects the subject property is in below average condition with xx in repairs needed. The nature of damage is unable to be determined. The appraisal report is missing from the loan files. CCs do not show damages. As per the seller's response, it appears to be no active BRW loss draft for this file. There is no open loss draft insurance screen in XXXX; also, there is no active loss draft in xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.33 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Is PMI Active? N/A. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 20.662%   Variance: 64.338%   Variance %: 64.33800%   Comment: Original Standard LTV (OLTV) is 85.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 00000XXXXXXX Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report shows several repairs, including but not limited to roof replacement, with the total estimated amount of xxK. The 1004D and inspection report by a qualified professional are missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the state regulations for the second lien prohibited fees test. The below fees were included in the test: Technology Fee eClosing paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the points - loan discount fee. The CD dated xx/xx/2025 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.858% exceeds APR threshold of 10.290% over by +0.568%. The subject loan is a second lien. The first lien is escrowed. The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 10.794% exceeds the APR threshold of 10.290% by +0.504%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$19,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T6P5S2USAIO	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	60.698%	60.698%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xx	Investor	Yes	No	No	xx	Not Applicable	42.222%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2020 in favor of xx in the amount of xx, which was recorded on xx/xx/2020 with the instrument #xx
The 1st, 2nd, and 3rd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 4th installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.75 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.222% Tape Value: 99.284% |---| -57.062% |----| -57.06200% Comment: BWR DTI ratio percent 42.22% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value N.A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active N.A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.698%   Tape Value: 13.284%   Variance: 47.414%   Variance %: 47.41400%   Comment: LTV 60.69%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: 0000XXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject is NOO, and approved at 42.22%. Tape shows primary housing PITIA was not included in the DTI. Revised DTI is 99.28%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 4.75 years at xx, FICO 713, 0X30 since inception, and xxK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5CHW7WAK7OZ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.249%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	56.480%	56.480%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.074%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual 1st, 2nd, and 3rd installments of borough taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The annual 4th installment of borough taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual utilities/MUD charges for 2026 have been delinquent in the amount of xx, which was good through xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which was good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.249%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the subject property is currently owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as an xx for 11.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows REO active is No.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: 000XXXXXXXXX Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the initial package timing failed. Further details not provided. The Infinity CE report shows the loan did not fail the compliance ease delivery and timing test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67URCPI1F3H	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.124%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx, with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which were good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.124%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the property occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value N.A Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 3.80   Tape Value: 1.99   Variance: 1.81   Variance %: 90.95477%   Comment: Debt service coverage ratio (DSCR) is 1.06.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active N.A   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: 000XXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The subject loan originated as NOO. Tape and online search results for property show the subject property is being used as an elder care home. Further details not provided."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J8K36GQ10YG	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	57.391%	57.391%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.354%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 25.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.354% Tape Value: 44.300% |---| 0.054% |----| 0.05400% Comment: Borrower DTI audit value is 44.35%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: 000XXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the initial package timing failed. Further details not provided. The Infinity CE report shows the loan did not fail the Compliance Ease delivery and timing test."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.

The loan failed the TILA foreclosure rescission finance charge test due to calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx.

The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1XSTNCY39JI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.286%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 for the amount of xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the subject property is owner occupied.
As per the comment dated xx/xx/2025, the RFD is a curtailment of income.
As per the seller's response, there are no active or open loss draft records for this file. XXXX drive-by inspection photos do show sections of the roof being tarped.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0210 Tape Value: 021000XXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. The photo addendum shows remodeling of the sunroom is in process, and the estimated cost to cure is approximately xx. The 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TILA PCCD coverage conflict validation test due to the loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The LE dated xx/xx/2025 does reflect points - loan discount fee at xx. The PCCD dated xx/xx/2025 reflect points - loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows a defect as EPD. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xx. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 11.586% exceeds the APR threshold of 8.250% over by +3.336%. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."	* Settlement date is different from note date (Lvl 1) "The final CD reflects a closing date as xx/xx/2025. The notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note date is xx/xx/2025."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZAXMLQ3DMK7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	35.554%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the subject property is occupied by an unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 4 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Legal Description	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx is xx. Tape shows MT. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx. Tape shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is xx. Tape shows xx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable. Tape shows No.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 4.34782%   Comment: Original Appraised Value is xx. Tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 004321M Tape Value: 432100XXXXXX Variance: Variance %: Comment: Payment History String is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Legal Description missing (Lvl 3) "As per the updated title report dated xx/xx/2026, the borrower xx acquired the subject property through a Warranty deed on xx/xx/2025, which was recorded on xx/xx/2025. The date of the deed is handwritten."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. A personal guaranty is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49H7FBGO6Q9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	57.627%	57.627%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	45.236%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, and third installments of city taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026, respectively.
The fourth installment of city taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual utilities/MUD charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 26.16 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO active is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: 000000000XXX Variance: Variance %: Comment: Payment history string is 000000000. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape and Infinity compliance report show the loan failed the TRID delivery and timing test, as the initial LE was not delivered at least 3 business days from the application date of xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025.
The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "This loan failed the charges that cannot increase test and the charges that in total cannot increase more than 10% test due to the loan failed the TRID delivery and timing test, as the initial LE was not delivered at least 3 business days from the application date of xx/xx/2025."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
682MRGLYUZR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Cash Out	55.665%	55.665%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	26.451%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
According to the collection comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the document located at "xx", the petition was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
BWR1 has 26.16 years on the job as a xx at xx. Additionally, BWR1 has 2.16 years on the job as a xx at xx.
BWR2 receives pension income.

Foreclosure Comments:According to the collection comment dated xx/xx/2025, the foreclosure was initiated in 2025. As per the document located at "xx", the petition was filed on xx/xx/2025. As per the servicing comment dated xx/xx/2025, the foreclosure file has been closed due to the loan reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.665%   Tape Value: 54.707%   Variance: 0.958%   Variance %: 0.95800%   Comment: Original CLTV ratio percent is 55.665%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 55.665%   Tape Value: 54.707%   Variance: 0.958%   Variance %: 0.95800%   Comment: Original standard LTV (OLTV).   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000044321 Tape Value: 00F432100XXX Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the appraisal re-inspection fee. PCCD dated xx/xx/2025 reflects appraisal re-inspection fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows defect as EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. Further details were not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	* Compliance Testing (Lvl 2) "Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at 7.616% exceeds the APR threshold of 8.527% under by -0.911%."		Moderate	Pass	Pass	Pass	Pass	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LOJGIFHPC76	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	46.735%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which were good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 7 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx. As per the comment dated xx/xx/2025, the due dates were advanced from xx/xx/2024 to xx/xx/2025 due to deferral.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 7 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per the comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the loan was modified. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.875% beginning on xx/xx/2026 and a maturity date of xx/xx/2065.
As per the servicing comment dated xx/xx/2025, the servicer deferred 4 payments in the amount of xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx at xx, BWR was SE as a home health assistant between xx/xx/2020 and xx/xx/2022 for 2.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the loan documents. xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 46.735%   Tape Value: 46.700%   Variance: 0.035%   Variance %: 0.03500%   Comment: As per the loan documents.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the loan documents.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the loan documents.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.328%   Tape Value: 45.300%   Variance: 0.028%   Variance %: 0.02800%   Comment: As per the loan documents.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the loan documents.   xx: xx:
Field: MI Initial Premium Rate Percent   Loan Value: 0.770%   Tape Value: 77.000%   Variance: -76.230%   Variance %: -76.23000%   Comment: As per the loan documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -1 (Days) Variance %: Comment: As per the loan documents. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2022 reflects cash to in the amount of xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TRID rate lock disclosure delivery date test."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.315% exceeds APR threshold of 8.130% over by +0.185%. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7V6ZEO8LKQ5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	93.693%	93.693%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	No	Yes	xx	Not Applicable	43.305%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan was charged fees exceeding QM allowable limits as of xx/xx/2022; review of the Infinity CE report shows the loan passed the points and fees test as of xx/xx/2021. Further details not provided. Subject originated on xx/xx/2021."
* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 43.30%, since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 43.30%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LS3BHU6RI68	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "The tape and appraisal report show that the comps selected are not similar and the value is xxK. Comp #1, with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 reflects Credit Report Fee at xx. Final CD dated xx/xx/2020 reflects Credit Report Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2020 and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EUN7E8FZ42X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	76.027%	76.027%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	14.185%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.75 years on the job as a xx at xx.
BWR2 has 2.16 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 14.185% Tape Value: 14.182% |---| 0.003% |----| 0.00300% Comment: BWR DTI ratio percent is 14.185%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 10.212%   Tape Value: 10.209%   Variance: 0.003%   Variance %: 0.00300%   Comment: Housing ratio per U/W is 10.212%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per HUD-1 is lower rate or term. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and file show the subject loan closed with an exterior-only appraisal. Further details are not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3GY29FDWDTM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$2,983.94	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	54.545%	54.545%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	38.301%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 2nd installment of county taxes for 2025 has been delinquent in the total amount of xx, which is good through xx/xx/2026.
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and pension income.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows a non-warrantable condo. The appraisal report is as is, and the condo questionnaire is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4PKD5FNYD1P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	79.277%	79.277%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with book #xx, page #xx, in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The second installment of combined taxes for 2024 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the total amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.66 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the subject property was tenant-occupied as per the appraisal report. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 36.73%. Tape shows the subject is NOO, as the subject property was tenant-occupied as per the appraisal report, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 16.66 years on the job as xx with xx, FICO 676, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GN30MEXAXZV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	98.128%	98.128%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.460%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
The annual village taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as an xx with xx.
BWR had prior employment experience as an xx with xx between xx/xx/2021 and xx/xx/2021 for 3 months.
BWR had prior employment experience as a xx with xx between xx/xx/2017 and xx/xx/2021 for 3.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 49.460% Tape Value: 49.108% |---| 0.352% |----| 0.35200% Comment: Tape shows Borrower DTI Ratio Percent is 49.108% but audit value is given as 49.460%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.221%   Tape Value: 41.870%   Variance: 0.351%   Variance %: 0.35100%   Comment: Tape shows Housing ratio 41.870% but audit value given as 42.221%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-8000.00   Variance %: -4.44444%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.128%   Tape Value: 97.000%   Variance: 1.128%   Variance %: 1.12800%   Comment: Original CLTV Ratio Percent is 98.128%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.128%   Tape Value: 97.000%   Variance: 1.128%   Variance %: 1.12800%   Comment: Original Standard LTV(OLTV) is 98.128%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2052 Variance: 31 (Days) Variance %: Comment: tape shows Stated maturity date is xx/xx/2052 but audit value is given as xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH shows the last MI payment was made on xx/xx/2025.

xx/xx/2026: Seller confirmed that MI is not active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the lender used the wrong appraised value. Appraisal report in the file is a transferred appraisal reflecting an appraised value of xxK, and the lender considered an appraised value of xxK. Using a lower appraised value, the LTV increases from 97% to 98%. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.46%; the borrower's income is xx, and total expenses are in the amount of xx, and the loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 49.46%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FFUQOAQBM7P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$2,171.60	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	36.502%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
  As per the tape, the subject property is owner-occupied.
As per the seller's tape data, the loan was modified.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR1 has 6.66 years on the job as a xx with xx.
BWR2 has 10.50 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX and audit value shows xx. xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 36.502%   Tape Value: 36.287%   Variance: 0.215%   Variance %: 0.21500%   Comment: Tape shows 36.287% and audit value shows 36.503%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 16.358% Tape Value: 16.143% Variance: 0.215% Variance %: 0.21500% Comment: Tape shows 16.143% and audit value shows 16.358%. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18CRNRVKZNA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.575%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx. No active judgments or liens have been found. The 1st and 2nd installments of taxes for 2024 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.575%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the property was damaged due to fire, and the repairs are completed. The document located at "xx" states that the fire started outside near the air conditioner unit and it was spread through the roof. The estimated cost of repairs is not mentioned. The collection comment does not reflect anything related to the damages and their repairs. As per the appraisal report dated xx/xx/2026, which is located at "xx" all the work has been completed due to the recent fire.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
 BWR1 has 3.91 years on the job as a xx at xx.
   BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.333% Tape Value: 48.383% |---| -0.050% |----| -0.05000% Comment: DTI is 48.333%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 26.844% Tape Value: 26.895% Variance: -0.051% Variance %: -0.05100% Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2757IDOOFL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	79.452%	79.452%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	No	No	xx	Not Applicable	48.112%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of town taxes for 2025/2026 have been paid in the amount of xx on different dates.
The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.125%. The current UPB, as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10.58 years at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.11%. The tape shows lender did not properly validate the rental income used for qualification. Revised DTI is 65%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 10.58 years at xx, FICO 776, 0X30 since inception, xxK equity in the subject and xx residual income."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VYG4AIHTPBF	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First		$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360		xx/xx/2025	xx/xx/2025		FHA	Fixed		Purchase	71.225%	71.225%	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	55.366%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per seller's tape data, the subject property is owner-occupied.
BWR has 17.91 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of Loan is 7. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 xx is xx.   xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 55.366%   Tape Value: 55.370%   Variance: -0.004%   Variance %: -0.00400%   Comment: Borrower DTI Ratio Percent is 55.366%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.225%   Tape Value: 70.000%   Variance: 1.225%   Variance %: 1.22500%   Comment: Original CLTV Ratio Percent is 71.225%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 71.225% Tape Value: 70.000% Variance: 1.225% Variance %: 1.22500% Comment: Original Standard LTV (OLTV) is 71.225%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject is not FHA insured. PH shows MI is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The addendum shows the water heater is less than 1 year old and needs to be replaced. The estimated cost to cure is xx. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to Fees charged xx Exceeds Fees threshold of xx by +xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx.  Loan fails FHA QM Rebuttable Presumption test due to Fees charged xx Exceeds Fees threshold of xx by +xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx by +xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the subject loan is not insurable by the HUD, as the subject loan closed with a transferred appraisal, and the appraiser did not agree to update the name, and as a result, an SSR with appropriate information could not be obtained."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed the FHA QM safe harbor threshold test due to the APR calculated at 7.202% and the comparison data of the APR threshold at 8.537%, which is under variance by -1.335%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YS0EW6F0Z28	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	120	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.412%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 9.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Standard LTV (OLTV) Loan Value: 100.000% Tape Value: 3.000% |---| 97.000% |----| 97.00000% Comment: Original Standard LTV (OLTV) is 100.000%. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 001   Tape Value: 210000000005   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is XXXX.   xx: xx:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2035 Tape Value: xx/xx/2035 Variance: -30 (Days) Variance %: Comment: State Maturity Date is xx/xx/2035. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is a second lien. Tape and file show NBS was added to the mortgage and title for the 1st lien (xx), which is not allowed per AL Housing. As AL Housing will not purchase the 2nd lien without the 1st lien. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7CM9CE7WOFH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	24.528%	24.528%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.982%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is a unit in a co-op.
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 in the amount of xx with xx.
There are 2 junior UCC mortgages against the subject property in favor of xx, which were recorded on xx/xx/2025 and xx/xx/2025.
The annual borough taxes for 2026 have been exempted.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the property is owner-occupied.
BWR has 2 months on the job as a xx with xx, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the branch advised the borrower they could waive their homeowner's insurance (xx) escrow. SONYMA guidelines require taxes and insurance to be escrowed. The loan was subsequently modified to include escrows, and revised documents were sent to the borrower. The borrower has not signed the updated documents and continues making the original payment that excludes escrows. Further details not provided."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "The subject loan originated on xx/xx/2025 with a maturity date of xx/xx/2029. As per the lease agreement located at "xx" the ground lease is held by xx xx Unit Owner, and the leasehold expires on xx/xx/2080."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2DVUEF0JNLJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.059%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the loan closed without an escrow account even though the investor requires escrow. Further details not provided. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U3A3IQ3D1FZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	99.231%	99.231%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	37.795%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR1 has 3.5 years on the job as an xx with xx.
BWR2 has 3.5 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active. The loan failed the TILA foreclosure rescission finance charge test because the calculated finance charge of xx exceeds the disclosed finance charge of xx by -xx. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active. Loan failed the TRID total of payments test due to the calculated value of xx exceeding the disclosed value of xx by -xx. Loan failed the TRID Rescission Total of Payments Test due to the calculated value of xx exceeding the disclosed value of xx by -xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan lost AUS approval and PIW waiver as the loan amount increased at closing by xxK. A full appraisal report ordered prior to closing came in with a lower appraised value of xxK, which was lower than the appraised value of xxK and increased the LTV from 87.95% to 99.23%. The subject loan originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MIJITYXT6Q8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	10.584%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 8.33 years at xx.
BWR3 has 6.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Tape shows 2 and audit value shows 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 10.58%. Tape shows UW's miscalculated income, as the income used was xx instead of xx. Revised DTI unable to be determined. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 8.33 years at xx. BWR3 has 6.66 years on the job as a xx with xx, 0X30 since inception, FICO 784, and xxK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID closing disclosure date and funding date validation test as this loan contains a closing disclosure receipt date that is after the funding date."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed compliance ease delivery and timing test for closing disclosure dated xx/xx/2025. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2025 which is after the consummation date xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.638% exceeds APR threshold of 7.730% over by +0.908%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KS2GGM7R8L4	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	South Carolina	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is non-owner occupied.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower first Name is xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx, LLC.   xx: xx:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -59 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is a NOO purchase. Subject originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee. Tape also shows the subject property is a short-term rental condo and the DSCR ratio is insufficient to qualify for the product. Further details not provided. Subject originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DVWKN4BUKOE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	4.500%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Refinance	69.474%	69.474%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2012	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	46.425%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with xx in the amount of xx with xx, NA dba xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2015. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2015. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2016 and terminated on xx/xx/2020.	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: 160 Tape Value: 161 |---| -1 |----| -0.62111% Comment: Tape shows 161and Audit value 160. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: bankruptcy is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2026   Variance: -4871 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 6.80302%   Comment: Tape shows xx and Audit value xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.474%   Tape Value: 74.200%   Variance: -4.726%   Variance %: -4.72600%   Comment: Tape shows 74.200% and Audit value 69.474%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape shows single family and Audit value Manufactured housing. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 4) "Subject loan is a DSCR loan. Reaching out to the seller for guidelines."
* Property is Commercial Prop (Lvl 4) "Tape shows the subject is a short-term rental 4BR condo in xx, SC. Subject is a 1XXXX SF condo in a beachfront low-rise building."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR2 was terminated prior to closing, and the subject loan amount exceeds the maximum loan amount of xx and cash to BWR of xx under the relief refinance loan program. Further details not provided. Subject loan was originated on xx/xx/2012."	* Initial Good Faith Estimate is Missing (Lvl 2) "The initial good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial truth in lending is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached to the recorded mortgage located at "xx" shows serial #xx and states that the home has been affixed to the permanent foundation."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JK9KGKPE65E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.847%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the RFD is marital difficulties.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. The notice of election and demand for sale is located at "xx", which was recorded on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2026. The date of sale was postponed, and as per the servicing comment dated xx/xx/2026, the foreclosure sale was scheduled for xx/xx/2026. As per the document of withdrawal of notice of election and demand for sale located at "xx" the foreclosure sale was canceled. As per the comment dated xx/xx/2026, the foreclosure case was closed due to reinstatement. Further details not provided.
No post-close bankruptcy record has been found.
BWR has been SE for 3.5 years at xx.
Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. As per the comment dated xx/xx/2025, the complaint was filed on xx/xx/2025. The notice of election and demand for sale is located at "xx", which was recorded on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure sale was scheduled for xx/xx/2026. The date of sale was postponed, and as per the servicing comment dated xx/xx/2026, the foreclosure sale was scheduled for xx/xx/2026. As per the document of withdrawal of notice of election and demand for sale located at "xx" the foreclosure sale was canceled. As per the comment dated xx/xx/2026, the foreclosure case was closed due to reinstatement. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: As per the loan document. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower first name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the loan document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -457 (Days)   Variance %:    Comment: As per the loan document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -4 (Days)   Variance %:    Comment: As per the loan document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2056   Variance: -457 (Days)   Variance %:    Comment: As per the loan document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 345 Tape Value: 360 Variance: -15 Variance %: -4.16666% Comment: As per the loan document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on Closing Disclosure dated xx/xx/2024. Initial CD dated xx/xx/2024 reflects lender credit at xx. Final CD dated xx/xx/2024 reflects lender credit at xx. This is decrease of +xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
The subject loan is a refinance case, originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows EPD. The borrower is getting divorced and has not made a single payment. FC stopped and loan reinstated due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RW3LLONRP12	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.561%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx for the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid and partially paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the subject property is owner occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Age of loan is 10 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -2 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2025 reflects points - loan discount fee of xx. The final CD dated xx/xx/2025 reflects points - loan discount fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
896QOMOOCVZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	25.231%	25.231%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.941%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There are two active prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 in the amount of xx with xx. The second prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.941%   Tape Value: 55.060%   Variance: -10.119%   Variance %: -10.11900%   Comment: Borrower DTI ratio percent is 44.941%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -62 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-19.82   Variance %: -0.00304%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 25.231%   Tape Value: 63.705%   Variance: -38.474%   Variance %: -38.47400%   Comment: Original CLTV ratio is 25.231%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 25.231% Tape Value: 12.615% Variance: 12.616% Variance %: 12.61600% Comment: Original standard LTV (OLTV) is 25.231%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.94%. The Lender excluded condo HOA dues on the BWR 2nd home. Revised DTI 55.06%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR receives VA retirement, VA disability and SSI, BWR 2 receives SSI, FICO 813, xx residual income and xxK equity in the subject property. 0X30 since inception."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CP3AJ49EYK5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	63.903%	63.903%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.120%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property that was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan, and the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2026, the loan has been reinstated. Further details are not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 8.16 years on the job as an xx with xx.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan, and the complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2026, the loan has been reinstated. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 14 |---| 1 |----| 7.14285% Comment: Tape shows 14 and audit value shows 15. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX and audit value shows xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -457 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Tape shows Investor and audit value shows Primary.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-9.60   Variance %: -0.00125%   Comment: Tape shows xx and audit value shows xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.903%   Tape Value: 59.969%   Variance: 3.934%   Variance %: 3.93400%   Comment: Tape shows 59.969% and audit value shows 63.903%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 63.903% Tape Value: 19.582% Variance: 44.321% Variance %: 44.32100% Comment: Tape shows 19.582% and audit value shows 63.903%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO. Further details not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TRID rate lock disclosure delivery date test."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM APR test due to the APR calculated at 10.530%, which exceeds the APR threshold of 9.850% by over +0.680%."
* Loan does not conform to program guidelines (Lvl 3) "The tape shows early payment default. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.12%. Tape shows the subject is NOO, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 8.16 years on the job as an xx with xx, FICO 668, and xxK equity in the subject."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the CA AB 260 Higher-Priced Mortgage Loan Test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.622% exceeding the APR threshold of 9.850% by 0.772%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx). Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.622%, exceeding the APR threshold of 9.850% by +0.772%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx). Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 10.530%, which exceeds the APR threshold of 9.850% by over +0.680%. Loan Failed Qualified Mortgage APR Threshold Test: Due to the APR calculated at 10.530%, it exceeds the APR threshold of 9.850% over by +0.680%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F7O0TNIDQVC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	South Dakota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	39.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual sewer charges are delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9 months on the job as a xx with xx.
Additionally, BWR has a post-closing employment start date with xx/xx/2022 as a xx with xx, BWR had multiple jobs in the past.
BWR2 has a post-closing employment start date with xx/xx/2022 as a xx with xx, BWR2 had multiple jobs in the past.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.516% Tape Value: 39.520% |---| -0.004% |----| -0.00400% Comment: Tape shows the borrower DTI ratio percentage as 39.520%, but the audit value shows 39.516%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.815%   Tape Value: 30.820%   Variance: -0.005%   Variance %: -0.00500%   Comment: Tape shows the Hosing Ratio per U/W (Initial Rate) 30.820%, but the audit value shows 30.815%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1402 (Days)   Variance %:    Comment: Tape shows the Interest Paid Through Date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows the Is PMI Active No, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller's tape shows the loan is current and waiting on servicing history. Further details are not provided. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed PA license validation test."
* Condo / PUD rider Missing (Lvl 2)     "The PUD rider is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LXXXXVJ4IDR	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior UCC mortgage against the subject property in favor of xx, which was originated and recorded on xx/xx/2025.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the tape is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is a legal entity, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: borrower first name is xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is 1 xx.   xx: xx:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: deferred balance amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape shows interest Only Period? is Yes, audit value is given as No.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -12 (Days) Variance %: Comment: The tape shows the original note doc date is xx/xx/2025, but the audit value is given as xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Loan does not conform to program guidelines (Lvl 3)     "The seller tape defect shows that "xx" The loan was originated on xx/xx/2025 with a first payment date of xx/xx/2025 and a maturity date of xx/xx/2055. The borrower is making the payments (xx) as per the note. As per payment history, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB IS xx."
																																																																																							* Missing flood cert (Lvl 3) "The flood certificate is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0IGPVXIGXJ2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2026 was paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual town taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The 1st installment of utilities/MUD charges for 2026 was paid in the amount of xx on xx/xx/2026.
The 2nd installment of Utilities/MUD charges for 2026 is due in the amount of xx on xx/xx/2026.
The annual Utilities/MUD charges for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 8.000%. The current UPB is xx, and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Interest Only Period Is No.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date Is xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Street is Avenue. xx: xx:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a DSCR loan. Reaching out to the seller for the guidelines."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows guidelines require 80% LTV. Review of the file shows the subject was approved at 80% LTV. Tape also shows the borrower's FICO score of 693 does not meet the minimum requirement of 700. Further details not provided."		* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects the closing date as xx/xx/2025. The notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note date is xx/xx/2025."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OAODBZ94A2D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,414.74	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.420%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of County taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2024 and 2025 secured supplemental is due in the total amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2024 and 2025 secured supplemental is delinquent in the total amount of xx, which is good through xx/xx/2026.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 8.5 years on the job as a xx at xx. Additionally, BWR1 receives housing allowance and trust income.
BWR2 has 5 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.420% Tape Value: 50.755% |---| -3.335% |----| -3.33500% Comment: Tape shows Borrower DTI Ratio Percent is 50.755% but audit value is given as 47.420%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value N.A   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 35.284% Tape Value: 43.071% Variance: -7.787% Variance %: -7.78700% Comment: Tape shows Housing ratio 43.071% but audit value given as 35.284%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.42%. The Lender allowed the loan to close with a newly created trust with xx. The trust provides for monthly withdrawals to the BWR for as long funds are available. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with a family business xx as a secretary for 9 years, BWR2 is employed with xx as a xx for 5 years, FICO 725, xxK reserves and xxK equity in the subject property. 0X30 since inception."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI is active but may be invalid due to a flaw (xx). PH shows MI is active."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZMYAOV81XF3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,004.95	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2020, in the total amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026 and xx/xx/2026.
The first and second installments of county taxes for 2024/2025 and 2025/2026 have been delinquent in the amount of xx, which is good through xx/xx/2026 and xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 29.39%. Tape shows the lender did not validate the BWR SE history and did not review transcripts showing no SE income in the previous year. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 5.41 years at xx, FICO 750, 0X30 since inception, and xxK equity in the subject."	* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete, as the initial CD is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SWE8Z6TJ039	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$8.96	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Purchase	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2023 and recorded on xx/xx/2023 in the amount of xx with xx, ISAOA/ATIMA.
The 1st installment of county taxes for 2025 has been partially paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property occupancy stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Number Of Units Loan Value: 1 Tape Value: 6 Variance: -5 Variance %: -83.33333% Comment: Number of units is 1 Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to as the Subject is a 6 unit recently renovated rental building in xx. 1004D is in the loan file and shows five gas ranges are not yet in place. The estimated cost of cure is not given. XXXX shows the estimated value of subject property is xxK."	* Lease Agreement is missing (Lvl 3) "The lease agreement is missing from the loan file. The subject is an NOO purchase." * Loan does not conform to program guidelines (Lvl 3) "Subject is NOO and approved as DSCR loan. Tape shows subject loan approved with BWR who is a first time investor, all 6 REO investment properties are vacant and business funds documented for reserves." * Property is Commercial Prop (Lvl 3) "Tape and review of loan file shows subject property is a 6 unit apartment commercial. XXXX shows the estimated value of subject property is xxK. Further details are not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHNWXPWTLWG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	No	No	xx	Not Applicable	43.627%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 5.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.627% Tape Value: 0.436% |---| 43.191% |----| 43.19100% Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 42.521% Tape Value: 0.425% Variance: 42.096% Variance %: 42.09600% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.62%. Tape shows installment debt was not included in the DTI calculation. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 5.16 years at xx, FICO 720, 0X30 since inception, and xxK equity in the subject."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Credit Report Fee at xx. Final CD dated xx/xx/2025 reflects Credit Report Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60AS5J32F73	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	64.000%	64.000%	Full Documentation	No	xx	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	67.609%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in Book xx, Page xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.5 years on the job as a xx at xx. Additionally, xx, VA benefit income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape shows age of loan as 4,but audit value shows 3. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active as No, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: MI Company Loan Value: xx Tape Value: xx Variance %: Comment: Tape shows MI company as NULL, but audit value shows VA. xx: xx:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject is not VA insured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable by VA, as the BWR has xx base entitlement, which cannot be restored due to retention of the existing VA property, and the loan amount does not exceed the xx threshold required to utilize bonus entitlement. Subject originated on xx/xx/2025."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "The initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DD268OSUHHV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with bk/pg #xx for the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the occupancy of the subject property.
CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the loan was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: BWR 1 Middle name N.A xx: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: BWR first name N.A   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name xx, xx: xx:
																																																																																				Field: Prepayment Penalty Term Months Loan Value: 60 Tape Value: Variance: Variance %: Comment: Prepayment penalty term months 60 Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is as is. Tape and improvement section show the subject lacks functional HVAC and a range/oven. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final HUD-1 does not reflect the escrow holdback amount."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W9PXLCJVHCF	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Ohio	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	96.000%	96.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	No	No	xx	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charges for 2025 are due in the amount of xx on xx/xx/2026.
The sewer charges for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: BRW first name is xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BRW last name is xx.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 96.000%   Tape Value: 77.635%   Variance: 18.365%   Variance %: 18.36500%   Comment: Original CLTV ratio percent is 96.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.000%   Tape Value: 77.635%   Variance: 18.365%   Variance %: 18.36500%   Comment: Original standard LTV (OLTV) is 96.000%.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Prepayment penalty indicator is NO.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: $-22000.00 Variance %: -19.13043% Comment: Sale Price (HUD-1 Line 101) is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show deferred maintenance repairs such as the bathroom ceiling and flooring and a cracked window, wall and flooring damage in the common stairway. The estimated cost to cure is not available in the loan file. 1004D, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final HUD-1 reflects an escrow holdback in the amount of xx."
* Loan has escrow holdback. No proof it was released (Lvl 4) "The final HUD-1 dated xx/xx/2025 reflects an escrow holdback in the amount of xx for release of escrow holdback is missing from the loan documents."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6A81UC8D3VE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI Active is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased as the insurance was listed wrong and the investor would not allow it to be corrected. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7OH7PBBQBYO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	46.988%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx. No active judgments or liens found. The annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx, with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
The loan has not been modified since origination.
 As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has 15.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Required Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 85.000%   Variance: 13.189%   Variance %: 13.18900%   Comment: CLTV ratio percent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 85.000% Variance: 13.189% Variance %: 13.18900% Comment: LTV is 98.189%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Seller confirmed MI coverage is not active on the loan."	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is a purchase case closed with a 3.5% rate and 96.5% LTV. The tape shows BWR has never missed a payment, and the current LTV is 85%. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.98%. Tape shows the BWR was not employed at the time of closing. BWR defect. The subject loan was originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 15.83 years on the job as a xx with xx, FICO 622, 0X30 in the last 22 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2021 reflects the sum of section C fees and the recording fee at xx. The final CD dated xx/xx/2021 reflects the sum of section C and the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2021, and the 1-year SOL has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to the APR calculated at 4.704% exceeds the APR threshold of 4.430% over by +0.274%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.99%, as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU Locator xx Page #xx, and its recommendation is approve/eligible with a DTI of 46.99%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I8JSIAO3MLC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.469%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There are three junior civil judgments against the borrower in favor of xx in the total amount of xx, which were recorded on xx/xx/2026.
The 1st, 2nd, and 3rd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 4th installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual utilities/MUD charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.41 years at xx. Additionally, BWR has been SE as a xx for 7.75 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 5 |---| 10 |----| 200.00000% Comment: Age of loan is 15 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 46.469% Tape Value: 47.000% Variance: -0.531% Variance %: -0.53100% Comment: Borrower DTI Ratio Percent is 46.469% Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows proof for gift assets are missing from the file. Bank statements in the file show xxK and gift assets verified at xxK, supported by a gift letter, satisfy the cash-to-close requirement of xxK at closing. Further details not provided. The subject loan was originated on xx/xx/2024."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5J20FBRHFCC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.622%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a civil judgment against xx in favor of the xx in the amount of xx, which was recorded on xx/xx/2026.
There are two ECB liens against the xx in favor of xx, which were recorded on xx/xx/2018 and xx/xx/2018 in the total amount of xx.
There are three prior civil judgments against xx in favor of xx, which were recorded on xx/xx/2006, xx/xx/2010, and xx/xx/2022 in the total amount of xx. These judgments are not against the subject borrower.
The first, second, and third installments of combined taxes for 2026 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The fourth installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.16 years on the job as xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9 Tape Source: Initial Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2023 Variance: 1096 (Days) Variance %: Comment: Interest Paid Through Date is xx/xx/2025 Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the missing flooring and sheetrock on the ceiling of bedroom #3. The estimated cost to cure is not available in the loan file. 1004D, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AATTRTKF3ER	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.624%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	62.898%	62.898%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.213%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025. The 2nd installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
BWR has been SE for 12.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape shows, is PMI active? as no audit value shows NA Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 00000XXXXXXX Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject originated xx/xx/2025 at 36.213%. File is missing P&L statements to review ATR."
* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."	* Compliance Testing (Lvl 3) "Tape shows the loan failed to meet TRID timing requirements. Further details not provided. Review of Infinity CE report shows the loan did not fail for the TRID timing test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects Lender Credit at xx. Final CD dated xx/xx/2025 reflects Lender Credit at xx. This is a decrease of xx for a fee that has a 0% tolerance test. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 7.948%, exceeding the APR threshold of 7.790% by +0.158%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx). Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 7.948% exceeds APR threshold of 7.790% over by +0.158%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0M4L62G2NWN	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.249%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	68.478%	68.478%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.886%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.249%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 25.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The Current value is N/A. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 000000XXXXXX Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the TRID total of payment failure that required a cure, which was issued, but a notice of right to cancel needed to be re-executed, and the borrower has refused to sign. The Infinity CE report shows this loan failed the TILA PCCD coverage conflict validation test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TILA PCCD coverage conflict validation test due to the loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F604U6JZPYI	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second		$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.749%	360		xx/xx/2025	xx/xx/2025		Conventional	Fixed		Cash Out	54.455%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.429%	First	Commitment	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The prior mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 7.749%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligation.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2026, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 14.08 years on the job as a xx with xx.
BWR2 has been SE for 28.66 years with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 fxx is xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx: xx:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Current Legal Status is Collections   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 54.455%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 211 Tape Value: 21100XXXXXXX Variance: Variance %: Comment: Payment history string is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.43%. The Lender allowed the loan to close with the CPA letter stating BWR2 elected to omit the statement of financial condition and disclosures which could influence the user's conclusions about the financial condition of the BWR. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx for 14 years, BWR 2 is SE with xx for 28 years, FICO 704 and xxK equity in the subject property. (xx)."
* Guideline is missing (Lvl 4) "Subject loan is a non-QM loan. Reaching out to the seller for the guidelines."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 reflects a processing fee of xx. The CD dated xx/xx/2025 reflects a processing fee of xx. Loan estimate dated xx/xx/2025 does not reflect Transfer Taxes. CD dated xx/xx/2025 reflects Transfer Taxes at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
* Loan does not conform to program guidelines (Lvl 3)     "Tape reflects EPD. According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 8.103% exceeding the APR threshold of 7.820% by +0.283%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2BIU1JFTAVM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	68.084%	68.084%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	45.722%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2024 in favor of xx for xx in the amount of xx, which was recorded on xx/xx/2024 with the instrument #xx
There is a prior civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2020. The judgment amount is not available on the document.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.16 years on the job as a xx with xx.
BWR2 has 24.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.084%   Tape Value: 14.433%   Variance: 53.651%   Variance %: 53.65100%   Comment: Original Standard LTV (OLTV) is 68.700%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 00000XXXXXXX Variance: Variance %: Comment: Payment history string is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2025 reflects the sum of Section C and recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows dwelling coverage limited to xx under a stated value policy, while the loan balance at closing was xx. Underwriter failed to identify the coverage limitation. Insurance agent confirmed coverage cannot be increased to match the loan amount."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.436% exceeds APR threshold of 9.180% over by +0.256%. The subject loan is second lien. First lien is escrowed.

The loan failed the Qualified Mortgage Safe Harbor threshold test due to the APR calculated at 9.335%, which exceeds the APR threshold of 9.180% by +0.155%."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOFW0HV7LAE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	300	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	79.990%	79.990%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	xx	xx	24.093%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property,  which originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.50 years on the job as a xx with xx.
BWR2 has 9 months on the job as a xx with xx, BWR2 had 1.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Is PMI Active? Not Applicable. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.990%   Tape Value: 87.090%   Variance: -7.100%   Variance %: -7.10000%   Comment: Original CLTV Ratio Percent is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.990%   Tape Value: 11.076%   Variance: 68.914%   Variance %: 68.91400%   Comment: Original Standard LTV is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 00000XXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a manually underwritten loan. Reaching out to the seller for the guidelines."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the underwriter qualified this transaction using an estimated value of xx. An AVM was obtained showing the value to be xx. This caused the CLTV to exceed the guidelines. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.973% exceeds APR threshold of 9.230% over by +0.743%."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 9.973%, exceeding the APR threshold of 9.230% by 0.743%. The subject is a second lien. The first lien is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XXXXZSRI8QPA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.749%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	79.998%	79.998%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2000	xx	Primary	Yes	Yes	No	xx	xx	46.422%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an IRS lien against the xx in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.749%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 13.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: 0000000XXXXX Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of the subject's front courtyard and swim spa. The estimated cost to cure is not available in the loan file. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4)     "Subject loan was approved at 46.42% on a P & L product. The Lender miscalculated the P & L income. Lender defect. Revised DTI 72.92%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx for 12.8 years, FICO 712, xx residual income, xxK reserves and xxK equity in the subject property."
* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."	* Compliance Testing (Lvl 3) "Tape shows the loan failed to meet initial package timing requirements due to issues with e-consent and mail fulfillment. Review of Infinity CE report did not fail the initial timing requirements. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/2025 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2025 reflects Mortgage Broker Fee at xx. CD dated xx/xx/2025 reflects Mortgage Broker Fee at xx.
Loan estimate dated xx/xx/2025 reflects Transfer Taxes at xx. CD dated xx/xx/2025 reflects Transfer Taxes at xx.
																																																																																							This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F0XR08KKBP5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	98.636%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.295%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.295%   Tape Value: 46.290%   Variance: 0.005%   Variance %: 0.00500%   Comment: Borrower DTI Ratio Percent is 295%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original CLTV Ratio Percent Loan Value: 98.636% Tape Value: 95.000% Variance: 3.636% Variance %: 3.63600% Comment: Original Standard CLTV is 98.636%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows additional provisions are not transferable. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date of xx/xx/2025, which is more than 60 calendar days after the consummation date of xx/xx/2025."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FJM8BC9A3BE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.527%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.25 years on the job as a xx with xx, BWR1 had 5.83 years on the job as a xx with xx.
BWR2 has 2.50 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of Loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 49.527% Tape Value: 49.530% Variance: -0.003% Variance %: -0.00300% Comment: Borrower DTI Ratio Percent is 49.527%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.52%. Tape shows undisclosed mortgage debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.25 years on the job as a xx with xx; BWR2 has 2.50 years on the job as a xx with xx. FICO 724, 0X30 since inception, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0EWBOD4QFUD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	101.689%	101.689%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	xx	33.040%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 & BWR2 have 4.17 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 77 Tape Value: 79 |---| -2 |----| -2.53164% Comment: Tape shows the age of loan is 79, and the audit value is 77. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.689%   Tape Value: 100.000%   Variance: 1.689%   Variance %: 1.68900%   Comment: Tape shows the original CLTV ratio percent is 100.000%, and the audit value is 101.689%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 101.689% Tape Value: 96.500% Variance: 5.189% Variance %: 5.18900% Comment: Tape shows the original standard LTV is 96.500%, and the audit value is 101.689%. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject is a second lien. Tape shows as per the Virginia Housing Development Authority, the loan was not purchased due to disagreement with the credit assessment, and the lender provided the down payment funds, which is not permitted. Further details are not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ES8POLC6BDD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	70.627%	70.627%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.749%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There are two prior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2019 and xx/xx/2020 in the total amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.250%. The current UPB as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.749%   Tape Value: 44.750%   Variance: -0.001%   Variance %: -0.00100%   Comment: Borrower DTI ratio percent is 44.749%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.627%   Tape Value: 70.630%   Variance: -0.003%   Variance %: -0.00300%   Comment: Original CLTV ratio percent is 75.434%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 70.627% Tape Value: 19.860% Variance: 50.767% Variance %: 50.76700% Comment: Original Standard LTV is 75.434%. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the second lien prohibited fees test.
The below fee was included in the test:
Recording Service Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TILA foreclosure rescission finance charge test as this loan data reflects foreclosure rescission finance charge in the amount of xx. Comparison data reflects foreclosure rescission finance charge in the amount of xx, and the variance is -xx. Subject loan is a refinance case that originated on xx/xx/2024, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows defect as EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1KH5EA60WED	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$841.17	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.000%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	103.409%	103.409%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2024	xx	Primary	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	36.932%	Second	Unavailable	xx	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2025 with instrument #xx in the amount of xx.
The 1st and 2nd installments of town taxes for 2026 have been paid in the amount of xx on different dates.
The 4th installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 3rd installment of town taxes for 2026 is delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.932%   Tape Value: 36.930%   Variance: 0.002%   Variance %: 0.00200%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.409%   Tape Value: 103.780%   Variance: -0.371%   Variance %: -0.37100%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 103.409%   Tape Value: 8.780%   Variance: 94.629%   Variance %: 94.62900%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows DPA funds were used to pay off IRS debt, making the loan unsellable. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Property type is inconsistent with the tape (Lvl 3) "The subject property is a single-family residence. This is inconsistent with the tape, as no property type information is provided on the tape."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K8IASPR4ZRK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	51.929%	51.929%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	53.336%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 18.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 53.336%   Tape Value: 53.340%   Variance: -0.004%   Variance %: -0.00400%   Comment: BWR DTI is 53.336%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.929%   Tape Value: 51.930%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV Ratio percent is 55.495%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 51.929% Tape Value: 10.710% Variance: 41.219% Variance %: 41.21900% Comment: Original standard LTV IS 55.495%. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 53.33%. Tape shows borrower income is insufficient as the borrower retired after closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 18.16 years on the job as a xx with xx, FICO 713, 0X30 since inception, and xxK equity in the subject. ATR confirmed at time of origination."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7RD87W0KMJO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	78.717%	78.717%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	39.550%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	3.500%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with book/page #xx xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2024, RFD is unemployment.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.5 years on the job as a xx with xx.
BWR2 has 10.17 years on the job in housekeeping with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx. on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Field: Age of Loan Loan Value: 60 Tape Value: 62 |---| -2 |----| -3.22580% Comment: The tape shows the age of the loan. The data provided is 62. The audit value is 60. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Tape shows the original loan maturity term months. The data provided is 480. Audit value is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.717%   Tape Value: 78.720%   Variance: -0.003%   Variance %: -0.00300%   Comment: The tape shows the original CLTV ratio percent. The data provided is 78.720%. Audit value is 78.717%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.717%   Tape Value: 78.720%   Variance: -0.003%   Variance %: -0.00300%   Comment: The tape shows the original standard LTV (OLTV). The data provided is 78.720%. Audit value is 78.717%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 14.77082% Comment: The tape shows the original stated P&I. . The data provided is xx. The audit value is xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows DTI exceeds guidelines. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39.33%. Tape shows DTI exceed guidelines. Further details not provided. Lender defect. Subject originated xx/xx/2020 and the 3-year SOL has expired. BWR has 2 years as a xx. FICO 703. xxK equity in subject. 0X30 last 12 months."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 reflects the points—loan discount fee at xx. The CD dated xx/xx/2020 reflects points—loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O2J7TCAFL7Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	72.000%	72.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.989%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 4th installment of town taxes for 2026 has been due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 21.83 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -5.55555% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: 49.989% Tape Value: 49.990% Variance: -0.001% Variance %: -0.00100% Comment: BWR DTI ratio percent is 49.989%. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan is NOO and was approved at 49.98%. Tape shows undisclosed mortgage debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 21.83 years on the job as a xx with xx, FICO 707, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RRZ8ACWJ8C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	46.000%	46.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.771%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There are two active mortgages against the subject property, which were recorded prior to the subject mortgage. The first prior mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 in the amount of xx with xx, and the second prior mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 in the amount of xx with xx
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx, which is due on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 27 Tape Value: 28 |---| -1 |----| -3.57142% Comment: Age of Loan is 27. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.771%   Tape Value: 42.770%   Variance: 0.001%   Variance %: 0.00100%   Comment: Borrower DTI ration percent is 42.771%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property is ineligible due to critical repair identified in the UDC report, and the loan closed with xx. File shows roof damage has been repaired. 1004D confirming the completion of repairs reported in the UDC report is missing from the loan file."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. A XXXX search reflects an estimated value of xxK. The current UPB is xxK."
* Compliance Testing (Lvl 3)     "The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by xx."
																																																																																							* GSE Points and Fees Test Violations (Lvl 3) "GSE (xx) QM Points and Fees Test due to fees charged of xx exceeding the fees threshold of xx by xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HBCC9WN3LX0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	88.415%	88.415%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.192%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as a xx with xx, BWR had 1 year on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.192%   Tape Value: 49.190%   Variance: 0.002%   Variance %: 0.00200%   Comment: Borrower DTI Ratio Percent is 49.192%.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.415%   Tape Value: 88.420%   Variance: -0.005%   Variance %: -0.00500%   Comment: Original CLTV ratio Percent is 88.415%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 88.415% Tape Value: 88.420% Variance: -0.005% Variance %: -0.00500% Comment: Original Standard LTV (OLTV) is 88.415%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.19%. Tape shows undisclosed debt. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8 months on the job as a xx with xx, FICO 770, 0X30 since inception, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZW59TM7YQSI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.724%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.5000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xx at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 1 year on the job as a xx at xx. BWR2 has had multiple jobs in the last 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 44.724% Tape Value: 44.720% Variance: 0.004% Variance %: 0.00400% Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured homes with serial numbers xx have been affixed to the permanent foundation. Title policy scheduled B located at "xx". xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.72%. Tape shows undisclosed debts. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1 month on the job as a xx at xx. BWR2 has 1 year on the job as a xx at xx, FICO 774, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Initial LE dated xx/xx/2025 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx.
Initial LE dated xx/xx/2025 does not reflect Institute for Building Technology Fee. Final CD dated xx/xx/2025 reflects Institute for Building Technology Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HMJ0A5USMWS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	94.990%	94.990%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.692%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx bk/pg xx in the amount of xx with xx.
There is a prior civil judgment against the borrower in favor of xx, which is recorded on xx/xx/2022 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.75 years at xx.
BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: As per the document age of loan 14 but tape shows 16. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 49.692% Tape Value: 49.690% Variance: 0.002% Variance %: 0.00200% Comment: As per the document borrower DTI Ratio percent 49.692% but tape shows 49.690%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.69%. The Lender included retirement income that was not supported. Lender defect. Revised DTI 52.57%. The BWR is SE with xx for 3.5 years, BWR2 receives SSI & Pension, FICO 671, xx residual income, xx reserves and xxK equity in the subject property. 0X30 since inception."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R6FM6SM6HQ5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	85.000%	95.645%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.581%	First	Final policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is an active junior mortgage that was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The first and second installments of county taxes for 2025-26 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per comment dated xx/xx/2025, the RFD was excessive obligations.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Tape shows age of loan as 17, but audit value shows 15. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.581%   Tape Value: 49.580%   Variance: 0.001%   Variance %: 0.00100%   Comment: Tape shows borrower DTI ratio percent as 49.580%, but audit value shows 49.581%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original CLTV Ratio Percent Loan Value: 95.645% Tape Value: 95.650% Variance: -0.005% Variance %: -0.00500% Comment: Tape shows original CLTV ratio percent as 95.650%, but audit value shows 85.00% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.58%. Tape shows insufficient income. Revised DTI 53.01%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2 years on the job as a xx with xx, FICO 733, xxK reserves, 2X30 since inception, and xxK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is, and the photo addendum shows that the property needs repairs for the peeling paint on the garage and damage to the fascia. The estimated cost of repairs is not available. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LG7PYYE9UPW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	180	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	67.213%	67.213%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	8.106%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  BWR2 has been SE for 10.75 years at xx. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 8.106%   Tape Value: 8.110%   Variance: -0.004%   Variance %: -0.00400%   Comment: BRW DTI ratio percent is 8.106%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.213%   Tape Value: 67.220%   Variance: -0.007%   Variance %: -0.00700%   Comment: Original CLTV ratio percent is 67.213%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 67.213% Tape Value: 67.220% Variance: -0.007% Variance %: -0.00700% Comment: Original standard LTV (OLTV) is 67.213%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the KS license validation test."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #1 with a sales price of xxK, is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U658L56ZOW3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	96.226%	96.226%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.982%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of school taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 10.83 years at xx.
BWR2 has 3.25 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.982%   Tape Value: 49.980%   Variance: 0.002%   Variance %: 0.00200%   Comment: Borrower DTI ratio percent is 49.982%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.226%   Tape Value: 94.450%   Variance: 1.776%   Variance %: 1.77600%   Comment: Original CLTV ratio percent is 94.444%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.226% Tape Value: 94.450% Variance: 1.776% Variance %: 1.77600% Comment: Original standard LTV is 94.444%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The improvement section and photo addendum show significant property condition issues, including unfinished flooring, missing grout, worn/damaged floors, water/moisture damage, rotted flooring, deteriorating window trim, patched skylight/roof concerns, and exposed wiring. The estimated cost of repairs is xx. 1004D is missing from the loan document, and the final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.98%. The tape shows rental income used for qualification is invalid, as the retained property is listed for sale and not rented out. Further detail not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 10.83 years at xx. BWR2 has 3.25 years on the job as a xx with xx, FICO 761, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MMKFYJ064ET	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$841.17	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	103.772%	Full Documentation	Yes	Not Applicable	xx	16.000%	Not Applicable	2 Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.932%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property originated and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
The 1st and 2nd installments of town taxes for 2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 3rd installment of town taxes for 2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.
The 4th installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 6.83 years at xx.
Additionally, BWR is employed at multiple jobs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Age of loan is 11 but tape shows as 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.932%   Tape Value: 36.930%   Variance: 0.002%   Variance %: 0.00200%   Comment: As per the document borrower DTI Ratio percent 13.154% but tape shows 36.930%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.772%   Tape Value: 103.780%   Variance: -0.008%   Variance %: -0.00800%   Comment: As per the document original CLTV ratio percent 8.741% but tape shows 103.780%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Subject Property type is 2 Family. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and final CD show DPA funds of xxK were used to pay off IRS debt of xxK. Further details not provided. Subject loan originated on xx/xx/2025."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OM25JHV6RFU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	31.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.16 years on the job as a xx with xx.
BWR2 has 2 months on the job as a xx with xx, BWR2 had 2.08 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of Loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.663%   Tape Value: 31.660%   Variance: 0.003%   Variance %: 0.00300%   Comment: Borrower DTI Ratio Percent is 31.663%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV Ratio Percent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original Standard LTV (OLTV) is 98.189%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows loan was not eligible for FHA insurance."	* Compliance Testing (Lvl 3) "Unable to test CE."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan does not meet Federal Housing Administration (xx) guidelines, making it ineligible for insurance. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID post-consummation reason for redisclosure validation test. This loan contains a post-consummation revised closing disclosure delivery date and does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A6A0DLGF17Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	54.795%	54.795%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.729%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.41 years at xx.
 BWR2 has 14 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: As per the document, the age of loan is 10, but the tape shows 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.729%   Tape Value: 42.730%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per the document, the borrower DTI ratio percent type is 42.729%, but the tape shows 42.730%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 54.795%   Tape Value: 54.800%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per the document, the original CLTV is 54.795%, but the tape shows 54.800%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 54.795%   Tape Value: 54.800%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per the document, the original standard LTV is 54.795%, but the tape shows 54.800%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the document purpose of transaction is cash out but tape shows refinance. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the non-numeric clXXXXl error and post-consummation revised closing disclosure delivery date test due to the post-consummation revised closing disclosure. The post-consummation revised closing disclosure delivery date is xx/xx/2025, which is more than 60 calendar days after the closing date of xx/xx/2025. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows an ineligible credit. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2AKZYFEWB1N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	49.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the partial amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 6.33 years at xx. Also, BWR receives social security and rental income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Tape shows 9 and audit value shows 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 49.147% Tape Value: 49.150% Variance: -0.003% Variance %: -0.00300% Comment: Tape shows 49.150% and audit value shows 49.147%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Number of units in the property is inconsistent with the tape (Lvl 3) "Number of units in the property is inconsistent with the tape"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.14%. Tape shows insufficient/unacceptable credit. Borrower defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 6.33 years at xx. Also, BWR receives social security and rental income. 0X30 since inception, a FICO score of 752, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WDR6OTH5NDV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.790%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as an xx at xx, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape shows 10. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The supporting document needed to verify PMI is active is missing."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect an appraisal re-inspection fee. The CD dated xx/xx/2025 reflects an appraisal re-inspection fee of xx. This is an increase in fee of xx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx/xx/2025 and the SOL is 1 year."
																																																																																							* Number of units in the property is inconsistent with the tape (Lvl 3) "Number of units in the property is inconsistent with the tape"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MR54U278GWT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$9,639.40	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	25.862%	25.862%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.461%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual county & city taxes for 2024 have been paid in the total amount of xx on xx/xx/2025.
The annual county, city, and school taxes for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The annual school taxes for 2024 have been exempt.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.25 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.461%   Tape Value: 49.460%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 25.862%   Tape Value: 25.870%   Variance: -0.008%   Variance %: -0.00800%   Comment: Original CLTV ratio percent is 25.862%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 25.862%   Tape Value: 25.870%   Variance: -0.008%   Variance %: -0.00800%   Comment: Original standard LTV (OLTV) is 25.862%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.46%. Tape shows lender obtained insufficient income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5.25 years on the job as a xx with xx. FICO 667 and xxK equity in the subject."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B0CFVHTUMC0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.104%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 3.16 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 39.104% Tape Value: 39.100% Variance: 0.004% Variance %: 0.00400% Comment: Borrower DTI ratio percent is 39.104%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows an unacceptable property condition. Appraisal report is as is. The property condition report shows the fireplace has a minor crack. 1004D report is missing from the loan documents. Final CD does not reflect the escrow holdback."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the state regulations for the first lien prohibited fees test.
The following fees were included in the test:
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T3OMAWA269X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,884.81	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	43.500%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 1st installment of combined taxes for 2025 supplemental is delinquent in the total amount of xx, which is good through xx/xx/2026.
The 2nd installment of combined taxes for 2025 supplemental is due in the total amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 7 months on the job as an xx with xx, BWR1 had multiple jobs in the last two years in the same line of work.
BWR2 has 6 months on the job as a xx with xx, BWR2 had 9.25 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.50%. Tape shows BWR provided a lease for departure home and then sold the departure home. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 7 months on the job as an xx with xx. BWR2 has 6 months on the job as a xx with xx, FICO 777, 0X30 since inception, and xxK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D98PJKP78T7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Updated title report dated xx/xx/2026 shows severe defect that mortgage may not be enforceable unless modification agreement is recorded. The subject loan was originated on xx/xx/2002 in the amount of xx with a maturity date of xx/xx/2032. There is no evidence of modification found in the loan file.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2002   Tape Value: xx/xx/2018   Variance: -5813 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2002.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 43.300%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 43.300%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.30392%   Comment: Original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2032 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. BPO is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LZ6PFHQ7S4E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	60	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx:2023 in the amount of xx with xx, as Trustee of xx, dated xx/xx/2021.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current value is Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -427 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -853 (Days)   Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.200%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 56.200%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 1E+21 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is single-family in xx. XXXX shows an estimated value of xxM."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. BPO/AVM/CDA is not available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30, in the last 24 months. 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
T14EOU75VM2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	216	xx/xx/2014	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual town taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2015   Variance: -334 (Days)   Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 216   Tape Value: 217   Variance: -1   Variance %: -0.46082%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 82.100%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 82.100%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2033 Variance: -350 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2014."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2014."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, ME. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
PHKZ08UUT0V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	61	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The RFD is unable to be determined.
As per tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -945 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 61   Tape Value: 62   Variance: -1   Variance %: -1.61290%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 51.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 51.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMMMMMMMMMMMMMMMMMMMM Tape Value: 11111000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information.pdf."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. BPO is available in the loan file."
* Missing Initial LE (Lvl 3) "Initial LE is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL will expire on xx/xx/2026."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement service providers list is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U8NK11AT96C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	193	xx/xx/2024	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charges are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 8.00%, and a maturity date of xx/xx/2040. The P&I as per payment history is xx and rate of interest is 8.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -151 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 193   Tape Value: 195   Variance: -2   Variance %: -1.02564%   Comment: Tape shows 195 but audit value shows 193.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 81.500%   Variance:    Variance %:    Comment: Tape shows 81.500% but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 81.500%   Variance:    Variance %:    Comment: Tape shows 81.500% but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000MMMMM   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2040 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."
* Note data is missing or inaccurate (Lvl 4) "As per recorded mortgage which is located at "xx", the property address is "xx". The property address is not mentioned on the note located at "xx""	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "The homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure document is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service provider list is missing from the loan document.

Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure document is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S256DM3YPPI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.900%	Unavailable	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx. There is a junior active credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx. The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.900%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -91 (Days)   Variance %:    Comment: First payment date audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 120   Variance:    Variance %:    Comment: Loan origination maturity term month audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 60.100%   Variance:    Variance %:    Comment: Original CLTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 60.100%   Variance:    Variance %:    Comment: Original standard LTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 1000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: Stated maturity date is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. 0X30 since inception."
* Property is Mobile Home (Lvl 4) "Home is not affixed. The appraisal is missing. As per the tax report, which is located at "xx" the subject property type is a mobile home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at xx, the loan was not modified."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM report is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit / acknowledgement / disclosure tracking is missing in the loan file.  The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CWCYES0Z2OU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.800%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.800%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2017   Variance: -1461 (Days)   Variance %:    Comment: First payment date is xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 95.200%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 95.200%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: 000000000000000000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A CDA report is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LCK13I4Y5EH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$12,904.62	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual school taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
The annual combined taxes for 2024 have been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual town/school relevy taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual town/school relevy taxes for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: xx Tape Value: xx |---| xx |----| 3.70370% Comment: Current Value is Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2024   Variance: -1157 (Days)   Variance %:    Comment: First Payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 75.500%   Variance:    Variance %:    Comment: Original CLTV ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 75.500%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2041 Tape Value: xx/xx/2044 Variance: -1157 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2041. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2021."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9STWTHH07C9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	6.750%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx, Surviving Trustee Under the xx, dated xx/xx/2010.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2022.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.750% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance or principal forgiven amount.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2022   Variance: -1127 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2018, but the tape shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 48   Variance: 312   Variance %: 650.00000%   Comment: As per the document, the loan original maturity term date is 360, but the tape shows 48.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 57.000%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 57.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 57.000%   Variance:    Variance %:    Comment: As per the document, the original standard LTV is unavailable, but the tape shows 57.000%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 15.75060% Comment: Updated as per MOD. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD, along with itemization of fees and estimated CD, is missing from the loan documents."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file (located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6AHBILEXTM7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	186	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
For Parcel # xx The annual installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
For Parcel # xx The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2020   Variance: -580 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2020, and the audit value is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 57.000%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 57.000%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 57.000%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 57.000%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows principal balance stated in mod is xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the property address street is xx & XXXX, and the audit value is XXXX.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2033 Tape Value: xx/xx/2035 Variance: -557 (Days) Variance %: Comment: Tape shows the stated maturity date is xx/xx/2035, and the audit value is xx/xx/2033. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, FL. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file with a value of xxK that shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents.

Your home loan toolkit is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H58R0IXY09K	xx	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	60	xx/xx/2022	xx/xx/2022	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -761 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 and audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 50.600%   Variance:    Variance %:    Comment: Tape shows 50.600% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 50.600%   Variance:    Variance %:    Comment: Tape shows 50.600% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000M00000   Tape Value: 0   Variance:    Variance %:    Comment: Tape shows 0 and audit value shows 000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file.

Subject is a commercial SF rental in xx, FL. XXXX shows an estimated value of xx3M. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. An exterior appraisal dated xx/xx/2024 is available in the loan file with a value of xxM, showing the property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "The credit report document is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood determination document is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WHPKON8QNN4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	61	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	66.667%	66.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Balloon Rider Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -91 (Days)   Variance %:    Comment: First payment Date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -487 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 61   Tape Value: 63   Variance: -2   Variance %: -3.17460%   Comment: Loan Original Maturity term months is 61.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 66.667%   Tape Value: 59.700%   Variance: 6.967%   Variance %: 6.96700%   Comment: Original CLTV ratio percent is U/N.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 66.667%   Tape Value: 59.700%   Variance: 6.967%   Variance %: 6.96700%   Comment: Original Standard is 59.70   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000MMM Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the amortization test due to the loan has a date creditor received application on or after xx/xx/2014 and the loan is not fully amortizing.

This loan failed the qualified mortgage balloon payment test due to qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V2TT5Z1V7EA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2023	Not Applicable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There are two active prior civil judgments against the borrowers in favor of xx in the total amount of xx on xx/xx/2010 and on xx/xx/2015.
The annual county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -458 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -853 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Lona original Maturity Term months is 120   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 36.200%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 36.200%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF property in xx, FL. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal and BPO report are missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "A hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8T0MA5F8ETZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2020   Variance: -3712 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 69.600%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 69.600%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, TN. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2019 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WAZLBOLJYL8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	240	xx/xx/2013	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with xx. The subject mortgage was re-recorded on xx/xx/2014 to correct the legal and maturity date.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xxwith an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2022   Variance: -3195 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2022 but audit value is given as xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: tape shows Loan maturity term months is 241 but audit value is given as 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 30.500%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2013   Variance: 37 (Days)   Variance %:    Comment: tape shows Original Doc date is xx/xx/2013 but audit value is given as xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 30.500%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. The BPO dated xx/xx/2022 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Note data is missing or inaccurate (Lvl 3) "There is a discrepancy between note date and mortgage origination date. The subject mortgage originated on xx/xx/2013 and was recorded on xx/xx/2013. The note document located at "xx" shows the note date as xx/xx/2013.""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N1MP62QPWYH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	306	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	87.037%	87.037%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx, surviving trustee of xx dated xx/xx/1993.
There are multiple state tax liens against the xx, in favor of the xx, which were recorded on xx/xx/2020 and xx/xx/2020. The amount of lien is not provided.
There are multiple IRS liens against the xx in favor of the xx, which were recorded on xx/xx/2020 and xx/xx/2020. The amount of lien is not provided.
There are multiple civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2020 and xx/xx/2020. The amount of lien is not provided.
The 1st installment of county taxes for 2025/2026 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2020 Tape Value: xx/xx/2025 |---| -1979 (Days) |----| Comment: Note reflects 1st payment date as xx/xx/2020. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.037%   Tape Value: 56.300%   Variance: 30.737%   Variance %: 30.73700%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 87.037%   Tape Value: 56.300%   Variance: 30.737%   Variance %: 30.73700%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000MMMMMMMMMMMMMMMMMM   Tape Value: 1.01E+16   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2045 Tape Value: xx/xx/2051 Variance: -1955 (Days) Variance %: Comment: Maturity date is xx/xx/2045. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I3YIRPM0FU1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	59	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The Current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -303 (Days)   Variance %:    Comment: The first payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 59.300%   Variance:    Variance %:    Comment: Appraisal document is missing form the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 59.300%   Variance:    Variance %:    Comment: Appraisal document is missing form the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000MM00000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. Post-closing appraisal report is available in the file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 9 months.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."	* Settlement date is different from note date (Lvl 1) "The notary's signature date on the mortgage/deed of trust is xx/xx/2024. The note date is xx/xx/2024. The subject is in AZ."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IGP3IMVVGW5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The 1st installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of school taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual village taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -304 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1157 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 52.300%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 52.300%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2033 Variance: -304 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2032. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "BPO report dated xx/xx/2023 shows the subject property required exterior cleaning, curb appeal, and garage paint is chipping. The estimated cost to cure is xxK. Further details not provided."
* Guideline is missing (Lvl 3)     "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2022"
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. A BPO report is available in the loan file."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94FCTU8YU25	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 Middle name is A. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2019   Variance: -945 (Days)   Variance %:    Comment: First payment date is xx/xx/20216.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2026   Variance: -3471 (Days)   Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Loan Original Maturity Term months is 180   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 66.800%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 66.800%   Variance:    Variance %:    Comment: Original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WBH15AKRWHR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$1,860.76	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There is a prior child support lien against the xx in favor of the xx, which was recorded on xx/xx/2015 in the amount of xx.
There are 4 junior credit card judgments and a junior hospital judgment against the borrower in favor of xx in the total amount of xx, which were recorded on different dates.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which was due on xx/xx/2026 and good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2018   Variance: -761 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 69.300%   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 69.300%   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, TX. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6BN623C31JV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB, reflected as per the payment history, is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2022   Variance: -1126 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2022 but audit value is given as xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 57.500%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 57.500%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30 since inception."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1PKTCXRNQ0X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
 For Parcel #xx
 The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
For Parcel #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of combined taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
 As per the tape, the subject property is owner-occupied.
 No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination. No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -426 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2022, but the tape shows xx/xx/2033.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: As per the document, the loan original maturity term date is 360, but the tape shows 361.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 40.600%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 40.600%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 40.600%   Variance:    Variance %:    Comment: As per the document, the original standard LTV is unavailable, but the tape shows 40.600%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD, along with itemization of fees and estimated CD, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2022. Note date is xx/xx/2022. Subject is in WA."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KNLE7LX011H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	240	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2014 Tape Value: xx/xx/2015 |---| -151 (Days) |----| Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.900%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 59.900%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2014."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2014."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. 0X30 since inception."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G7OCSEPO7YY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2011	xx/xx/2011	Conventional	Fixed	Purchase	53.833%	53.833%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of $ xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2025, the reason for default is marital difficulties (xx).
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: First Payment Date Loan Value: xx/xx/2011 Tape Value: xx/xx/2015 |---| -1247 (Days) |----| Comment: As per documents. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.833%   Tape Value: 51.600%   Variance: 2.233%   Variance %: 2.2xx0%   Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.833%   Tape Value: 51.600%   Variance: 2.233%   Variance %: 2.2xx0%   Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001232100000022   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "Final GFE is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX search shows an estimated amount of xxK. The current UPB is xxK."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
861P3UNDJMA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 were paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -395 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 62.600%   Variance:    Variance %:    Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 62.600%   Variance:    Variance %:    Comment: U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. The appraisal report is missing. The updated title report dated xx/xx/2026, located at "xx", states the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NV. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H45KARE2SHX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025. The annual installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2008 with a P&I of xx, a rate of interest of 7.000%, and a maturity date of xx/xx/2038. The P&I as per payment history is xx, and the rate of interest is 7.000%. The current UPB is reflected in the amount of xx. As per the seller's tape data, the loan has not been modified. The modification agreement is missing from the loan file."

Final Truth in Lending Discl. Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 First name is xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx.   xx: xx:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2015   Variance: -2342 (Days)   Variance %:    Comment: First payment date is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 80.000%   Tape Value: 107.500%   Variance: -27.500%   Variance %: -27.50000%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 107.500%   Variance: -27.500%   Variance %: -27.50000%   Comment: Original Standard LTV is 80.000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2038 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is an MH in xx. XXXX shows an estimated value of xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026 located at xx, states the subject property is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial numbers xx, has been affixed to the permanent foundation."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D2YF1FZUT34	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,910.36	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	60.714%	60.714%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: First Payment Date Loan Value: xx/xx/2010 Tape Value: xx/xx/2021 |---| -4230 (Days) |----| Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.714%   Tape Value: 51.500%   Variance: 9.214%   Variance %: 9.21400%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.714%   Tape Value: 51.500%   Variance: 9.214%   Variance %: 9.21400%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."
* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "FInal TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ESDCVTJDGAV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument # xx in the amount of xx with xx. There is an active prior mortgage against the subject property originated on xx/xx/1988 in favor of xx in the amount of xx, which was recorded on xx/xx/1988 with the instrument # xx There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of xx. The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. As per the tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2016   Variance: -2376 (Days)   Variance %:    Comment: First payment date is xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2026   Variance: -5754 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 99.400%   Variance: 0.600%   Variance %: 0.60000%   Comment: Original CLTV ratio percent is 100.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 99.400%   Variance: 0.600%   Variance %: 0.60000%   Comment: Original standard LTV (OLTV) is 100.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2040 Tape Value: xx/xx/2046 Variance: -2405 (Days) Variance %: Comment: Stated maturity date is xx/xx/2040. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "The loan was originated on xx/xx/2010 with a maturity date of xx/xx/2046. The property address and maturity date are not available on the note document, which is located at "xx""	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, SC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2016 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per the document located at "xx", reflecting that the home is affixed permanently to the land with VIN #xx."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HXRNX9ECM5A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.500%	126	xx/xx/2014	Unavailable	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	8.125%	xx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx, as successor executor under the will of xx, late of xx County, Georgia.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.13%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2024.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. There is no unsecured portion. The BK was discharged on xx/xx/2019 and terminated on xx/xx/2019.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 8.125% beginning on xx/xx/2024 and a maturity date of xx/xx/2044. There is no deferred balance and principal-forgiven amount.	Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: xx Tape Value: xx |---| $-190000.00 |----| -69.09090% Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2026   Variance: -3841 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 126   Tape Value: 240   Variance: -114   Variance %: -47.50000%   Comment: Loan Original Maturity Term Months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 95.100%   Variance: 4.900%   Variance %: 4.90000%   Comment: Original CLTV Ratio Percent is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 95.100%   Variance: 4.900%   Variance %: 4.90000%   Comment: Original Standard LTV (OLTV) is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 67.16619%   Comment: Original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000100000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. As per the tape data, the subject property type is a mobile home. The appraisal report is missing from the loan documents. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial truth in lending is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "The right of rescission is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0MW1XXXXQGGG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	241	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the comment dated, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2015 Tape Value: xx/xx/2016 |---| -669 (Days) |----| Comment: First payment date is xx/xx/2015. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 241   Tape Value: 240   Variance: 1   Variance %: 0.41666%   Comment: Loan original maturity term months is 241.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 135.600%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 135.600%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 3)     "The final TIL is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a MH in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 since inception."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents.
Your home loan toolkit is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the BPO report, which is located at "xx" the subject property type is a manufactured home. The document located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T3I7079766M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	300	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2014 with a P&I of xx, a rate of interest of 6.000%, and a maturity date of xx/xx/2039. The P&I as per payment history is xx, and the rate of interest is 4.500%. There is a difference in interest rate with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2014 Tape Value: xx/xx/2018 |---| -1400 (Days) |----| Comment: First payment date is unavailable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 301   Variance: -1   Variance %: -0.33222%   Comment: Loan origination maturity term month audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 92.600%   Variance:    Variance %:    Comment: Original CLTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 92.600%   Variance:    Variance %:    Comment: Original LTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000111   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2039 Variance: Variance %: Comment: Stated maturity date audit value is unavailable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, MO. XXXX and other sites do not reflect subject property."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX and other sites do not reflect subject property. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents.

Your home loan toolkiTAcknowledgment/disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JE0SKJT8L4X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	324	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	5.750%	xx	Not Applicable	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the loan was modified on xx/xx/2022.
As per tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 5.750%, and a maturity date of xx/xx/2036. The current P&I as per PH is xx, and the rate of interest is 5.750%. There is a difference in P&I with respect to the note. As per the tape data, the loan was modified on xx/xx/2022. The modification agreement is missing from the loan file.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2020   Variance: -3957 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 324   Tape Value: 361   Variance: -37   Variance %: -10.24930%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 84.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 84.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-114.33   Variance %: -7.54703%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2039 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. BPO is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KBVBT5WJR2V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.000%	211	xx/xx/2013	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	4 Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx in the amount of xx with xx, an unmarried person.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2016. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.

This is a conventional fixed-rate mortgage originated on xx/xx/2013 with a P&I of xx, a rate of interest of 5.000%, and a maturity date of xx/xx/2031. The P&I as per payment history is xx, and the rate of interest is 5.000%. The current UPB is reflected in the amount of xx. There is a difference in P&I. The modification agreement is missing from the loan file.

Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2021   Variance: -3045 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 67.800%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 67.800%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2031 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a multi 2-4 family commercial property in xx, AK. XXXX, XXXX or XXXX searches do not reflect an estimated value for the subject."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX, XXXX or XXXX searches do not reflect an estimated value for the subject. Current UPB is xxK. A BPO report is available in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VEBFGLZMG6B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	301	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on0 xx/xx/2008 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of Combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the document, the borrower first name is xx, but the tape shows XXXX. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the borrower last name is xx, but the tape shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2016   Variance: -2922 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2008, but the tape shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 301   Tape Value: 302   Variance: -1   Variance %: -0.33112%   Comment: As per the document, the stated maturity term month is 301, but tape shows as 302.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 51.300%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 51.300%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 51.300%   Variance:    Variance %:    Comment: As per the document, the original standard LTV is unavailable, but the tape shows 51.300%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment History String is 000000000000000000. Tape shows 0.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2033 Tape Value: xx/xx/2041 Variance: -2939 (Days) Variance %: Comment: As per the document, the stated maturity date is xx/xx/2033, but tape shows as xx/xx/2041. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NBF1YXAXA9Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	300	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
Parcel ID: xx
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
Parcel ID: xx
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
Parcel ID: xx
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 5.75%, and a maturity date of xx/xx/2032. The P&I as per payment history data is xx, and the rate of interest is 5.75%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2016   Variance: -3379 (Days)   Variance %:    Comment: Tape shows xx/xx/2016 and audit value shows xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape shows the loan amortization type data provided is fixed. Audit Value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 303   Variance: -3   Variance %: -0.99009%   Comment: Tape shows 303 and audit value shows 302.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 111.300%   Variance:    Variance %:    Comment: Tape shows 111.300% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 111.300%   Variance:    Variance %:    Comment: Tape shows 111.300% and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2032 Variance: Variance %: Comment: Tape shows xx/xx/2032 and audit value shows xx/xx/2037. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is a SF in xx, WA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A post-close appraisal report dated xx/xx/2016 is available in the loan file with an appraised value of xxK, showing the property is in good condition and there are no repairs."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2ML4AYBGRRL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st & 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document current value is not applicable but tape shows as xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2013   Variance: -1066 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2010 but tape shows xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: As per the document loan original maturity term months 360 but tape shows 361.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 97.900%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 97.900%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 97.900%   Variance:    Variance %:    Comment: As per the document original Standard LTV unavailable but tape shows 97.900%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment History String is 0. Tape shows 00000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2040 Tape Value: xx/xx/2043 Variance: -1095 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2040 but tape shows as xx/xx/2043. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx in the amount of xx. The property address is not available on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, WV. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An exterior appraisal report dated xx/xx/2013 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RPN7EPLFU7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	180	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument # xx in the amount of xx with xx..
No active judgments or liens have been found.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
As per the seller's tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2014   Variance: -577 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2014, but audit value shows xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Tape shows loan original maturity term months as 181, but audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 77.000%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 77%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 77.000%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 77%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single Family and audit value shows PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is a single family in xx, PA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the interest rate test. Interest charged at 5.99% exceeds the interest threshold of 4.50% by +1.49%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate document is missing from the loan file."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 6.029% exceeding the APR threshold of 4.430% over +1.599%. The subject loan is not escrowed. The subject loan originated on xx/xx/2012, and the 1-year affirmative defense period has expired."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good faith document is missing from the loan file"
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL document is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report document is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."		Critical	Fail	Fail	Pass	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UJCF2HKN001	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$1,266.55	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Refinance	76.336%	76.336%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2013	xx	Not Applicable	6.000%	xx	Not Applicable	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx the amount of xx with xx.
No active judgments or liens have been found.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2026 are delinquent in the amount of xx and good through on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is stated as owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx and the lenders, xx, on xx/xx/2013. The modification agreement was made to modify the Schedule A of the mortgage. As per the payment history the borrower is making payment as per the note terms. There is no deferred balance and principal forgiven amount. The loan has been modified once since origination.	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Origination Appraisal
Right of Rescission	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2016   Variance: -1004 (Days)   Variance %:    Comment: First Payment date is xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2026   Variance: -4536 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 76.336%   Tape Value: 73.600%   Variance: 2.736%   Variance %: 2.73600%   Comment: Original CLTV ratio percent 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 76.336%   Tape Value: 73.600%   Variance: 2.736%   Variance %: 2.73600%   Comment: Original standard LTV ratio percent is 100.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2043 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2TUR1PDYKAG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument #xx in the amount of xx with xx, Trustee for the xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2025 has been paid in the partial amount of xx on xx/xx/2026.
The annual installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value Is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2021   Variance: -3164 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 355   Variance: 5   Variance %: 1.40845%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment: Original CLTV ratio Percent is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment: Original Standard LTV is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2042 Tape Value: xx/xx/2042 Variance: 183 (Days) Variance %: Comment: Stated Maturity Date Is xx/xx/2042. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2012."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2021 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5QHUA9SHTNH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx in the amount of xx with xx.
There is a junior state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2015   Variance: -791 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 52.100%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 52.100% Variance: Variance %: Comment: Original Standard LTV(OLTV) is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is an SF in xx. XXXX shows an estimated value of xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 7.000% exceeding the APR threshold of 5.850% over +1.150%. The subject loan is not escrowed. The subject loan originated on xx/xx/2013, and the 1-year affirmative defense period has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7L5PMW4C8Z6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2021   Variance: -2164 (Days)   Variance %:    Comment: First payment date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid though date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 54.800%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 54.800%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2015."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF commercial property in xx, NC. XXXX, XXXX or XXXX searches do not reflect an estimated value for the subject."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX, XXXX or XXXX searches do not reflect an estimated value for the subject. A BPO dated xx/xx/2020 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4417P5SIZVZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	Not Applicable	37	xx/xx/2015	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2018	xx	Not Applicable	7.000%	xx	xx/xx/2018	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2018.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2018. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2018 and a maturity date of xx/xx/2033. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Balloon Rider
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2018   Variance: -1096 (Days)   Variance %:    Comment: First payment date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-845.21   Variance %: -1.32384%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 81.300%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 81.300%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: Not Applicable   Tape Value: 0.00000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string will be done by auditor.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX xx. xx: xx:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, MO. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2018 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2P3VHM5TXJC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2012	Unavailable	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
  No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2021   Variance: -3165 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 239   Variance: 1   Variance %: 0.41841%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 24.300%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 24.300%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2041 Variance: -3136 (Days) Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx/xx/2012 in the amount of xx. The property address is not available on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CXHME980LRM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	240	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx. xx: xx:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: $-19000.00   Variance %: -14.17910%   Comment: current value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2017   Variance: -212 (Days)   Variance %:    Comment: First payment date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2026   Variance: -3409 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 81.000%   Variance:    Variance %:    Comment: Original CLTV ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 81.000% Variance: Variance %: Comment: Original standard LTV Unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8DG7XXXXXPVH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2017   Variance: -212 (Days)   Variance %:    Comment: First payment date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 35.900%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 35.900%   Variance:    Variance %:    Comment: Original standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2031   Tape Value: xx/xx/2031   Variance: 13 (Days)   Variance %:    Comment: Stated maturity date is xx/xx/2031.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial single-family rental. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The post-close BPO dated xx/xx/2017 shows repairs for landscaping. The estimated cost to cure is xx. The 1004D, or an engineer inspection report, is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2016."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial single-family rental in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GZG150YQSP0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual town taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is non-owner occupied.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage originated on xx/xx/2016 with a P&I of xx, a rate of interest of 6.00%, and a maturity date of xx/xx/2031. The P&I as per PH is xx, and the rate of interest is 6.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2016 Tape Value: xx/xx/2018 |---| -427 (Days) |----| Comment: As per the note document first payment date is xx/xx/2016. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 33.200%   Variance:    Variance %:    Comment: As per the tape data CLTV is 33.20%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 33.200%   Variance:    Variance %:    Comment: As per the tape data LTV is 33.20%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-189.94   Variance %: -16.97362%   Comment: As per the note document P&I is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2031 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2016."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2016."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, ME. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
* Settlement date is different from note date (Lvl 2)     "Notary's signature date on the mortgage/deed of trust is xx/xx/2016. Note date is xx/xx/2016. Subject is in ME state."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QWMJV15IUP5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2007	xx	Not Applicable	6.500%	xx	xx/xx/2008	Change of Terms	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2008 with Book/Page# xx in the amount of xx with xx, Jr.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The water/sewer charges are delinquent in the amount of xx, which is good through xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2007.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, Jr. on xx/xx/2007. The loan was modified to correct the first pay date and maturity date; there are no other changes. The first payment date is xx/xx/2008, and the maturity date is xx/xx/2037.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2017   Variance: -3500 (Days)   Variance %:    Comment: First payment date audit value is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 111.700%   Variance:    Variance %:    Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 111.700% Variance: Variance %: Comment: Original CLTV audit value is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1, along with estimated HUD-1 and fee itemization, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, CT. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report dated xx/xx/2017 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D98YS3YZHLJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
There is a prior child support lien against the xx in favor of xx, which was recorded on xx/xx/2014 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2015 Tape Value: xx/xx/2021 |---| -1919 (Days) |----| Comment: First payment date is xx/xx/2015. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 49.600%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 49.600%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-364.99   Variance %: -32.63793%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is 0000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2030 Tape Value: xx/xx/2035 Variance: -1917 (Days) Variance %: Comment: Stated maturity date is xx/xx/2030. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2015."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documentation."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UU9LTTOS7M9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,500.00	xx	4.500%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	66.667%	66.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	7.000%	xx	xx/xx/2020	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a junior active mechanic lien against the xx in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The change in agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2020 and a maturity date of xx/xx/2050. There is no deferred balance and principal forgiven amount.	Balloon Rider
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2018 |---| -487 (Days) |----| Comment: Tape shows the first payment date is xx/xx/2018, but the audit value is given as xx/xx/2017. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2026   Variance: -3107 (Days)   Variance %:    Comment: Tape shows interest paid through date is xx/xx/2026, but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 27   Variance: 333   Variance %: 1233.33333%   Comment: The tape shows the original maturity term of the loan is 27, but the audit value is given as 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-727.56   Variance %: -0.06059%   Comment: The tape shows an original balance of xx, the audit value shows as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 66.667%   Tape Value: 66.700%   Variance: -0.033%   Variance %: -0.03300%   Comment: Tape shows the original CLTV ratio percentage is 66.700%, but the audit value is given as unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 66.667%   Tape Value: 66.700%   Variance: -0.033%   Variance %: -0.03300%   Comment: Tape shows Original Standard LTV is 66.700% but audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-3491.29 Variance %: -43.68869% Comment: The tape shows the original stated P&I as xx, but the audit value shows xx. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2017."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxM."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxM. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9I9P2NVJ598	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	176	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2025, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: BRW #1 middle name is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2018   Variance: -172 (Days)   Variance %:    Comment: Fist payment date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2026   Variance: -3034 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 64.300%   Variance:    Variance %:    Comment: Original CLTV ratio percent is UA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 64.300%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is UA.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2032 Variance: -174 (Days) Variance %: Comment: Stated maturity date is xx/xx/2032.. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The CDA report is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 1X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LT3GEO8HN5Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx is a civil judgment lien against the xx in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current value is unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2018   Variance: -821 (Days)   Variance %:    Comment: First payment date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 54.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 54.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2015."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX shows the estimated value at xxK. Current UPB is xxK. A CDA report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F63H2VCJNMS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 are delinquent in the amount of xx, which is payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2004   Tape Value: xx/xx/2018   Variance: -5144 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2018, and the audit value is xx/xx/2004.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 371   Variance: -11   Variance %: -2.96495%   Comment: Tape shows the loan original maturity term months is 371, and the audit value is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 33.800%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 33.800%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 33.800%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 33.800%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 1.02221E+20   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2034 Tape Value: xx/xx/2049 Variance: -5452 (Days) Variance %: Comment: Tape shows the stated maturity date is xx/xx/2049, and the audit value is xx/xx/2034. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2018 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5A708IMVDXK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	241	xx/xx/2012	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument #xx in the amount of xx with xx active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final GFE is missing or unexecuted
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Initial GFE Missing
Missig Initial Til
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2018   Variance: -2161 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2018, but audit value shows xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 241   Tape Value: 240   Variance: 1   Variance %: 0.41666%   Comment: Tape shows loan original maturity term months as 240, but audit value shows 241.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 48.400%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 48.40%, but audit shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 48.400%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 48.400%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 24.83489%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2032 Variance: 9 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2032, but audit value shows xx/xx/2032. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the preliminary HUD-1 and itemization, is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* Final GFE is missing or unexecuted (Lvl 2) "The final GFE document is missing from the loan file."
* Final TIL is Missing (Lvl 2)     "The Final TIL document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure document is missing from the loan file."
* Initial GFE Missing (Lvl 2)     "The initial GFE document is missing from the loan file."
* Initial Til is missing in loan file (Lvl 2)     "The Initial TIL document is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45RRJNSTI0B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx.
There is a prior active state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2009 in the amount of xx.
There are six junior state tax lien agents who borrowed in favor of the xx, which were recorded on different dates in the total amount of xx.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the collection comment dated xx/xx/2026, the RFD is a health issue.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2020   Variance: -3957 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2020, but audit value shows xx/xx/2009.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2025, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Tape shows loan original maturity term months as 361, but audit value shows 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 57.300%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 57.30%, but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 57.300%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 57.30%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2039 Tape Value: xx/xx/2040 Variance: -102 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2040, but audit value shows xx/xx/2039. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, OH. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9HPJDH57WC1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2017	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
There is a junior UCC judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 with case # xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2020   Variance: -1004 (Days)   Variance %:    Comment: The tape shows the first payment date as xx/xx/2020, but the audit value shows xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 69.700%   Variance:    Variance %:    Comment: The tape shows the original CLTV ratio percent of 69.700%, but the audit value shows "unavailable."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 69.700%   Variance:    Variance %:    Comment: Tape shows the Original Standard LTV (OLTV) at 69.700%, but the audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001101111111000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2047 Tape Value: xx/xx/2050 Variance: -999 (Days) Variance %: Comment: The tape shows the stated maturity date as xx/xx/2050, but the audit value shows xx/xx/2047. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents. (xx)  Your home loan toolkiTAcknowledgment/disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5XZG4VN9GPH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	180	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
There is one civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, but the audit value is given as NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -92 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2018, but the audit value is given as xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date is xx/xx/2026, but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 76.900%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percentage is 76.900%, but the audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 76.900%   Variance:    Variance %:    Comment: Tape shows Original Standard LTV is 76.900% but audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2033 Tape Value: xx/xx/2033 Variance: -91 (Days) Variance %: Comment: As per note document maturity date is xx/xx/2033. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, TX. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YJI0KWXQBPR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	240	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
The annual utility/MUD charges for 2025 have been paid in the total amount of xx on xx/xx/2025.
The annual other taxes for 2025 have been paid in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The RFD is unable to be determined.
As per the seller's tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2020   Variance: -977 (Days)   Variance %:    Comment: first payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2026   Variance: -2895 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 242   Variance: -2   Variance %: -0.82644%   Comment: loan original maturity term months is 240   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 79.300%   Variance:    Variance %:    Comment: original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 79.300%   Variance:    Variance %:    Comment: original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000000M000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The original note is missing. The lost note affidavit is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7CEPN123HK8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	120	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 xx is xx Source: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2019   Variance: -304 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2026   Variance: -2680 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2018   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: LOan Original Maturity Term Months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 94.900%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 94.900%   Variance:    Variance %:    Comment: Original Standard LTV(OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx: xx:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2018."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxM. A BPO is available in the loan file. Current UPB is xxK."
* Note data is missing or inaccurate (Lvl 3) "The city name on the tape does not match the city name in the loan documents. The note and mortgage documents show the property address as "xx""	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4KRDE2ZN215	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	Not Applicable	xx	6.000%	300	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	42.424%	42.424%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 are exempt on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Unavailable
Bankruptcy Comments:Unavailable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1372 (Days)   Variance %:    Comment: First payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 118   Variance: 182   Variance %: 154.23728%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 42.424%   Tape Value: 39.000%   Variance: 3.424%   Variance %: 3.42400%   Comment: Original CLTV ration percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 42.424%   Tape Value: 39.000%   Variance: 3.424%   Variance %: 3.42400%   Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2044 Tape Value: xx/xx/2029 Variance: 5538 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SM68Z2MIFCH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2017	Unavailable	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2020   Variance: -973 (Days)   Variance %:    Comment: First payment date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 55.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 55.900% Variance: Variance %: Comment: Original standard LTV (OLTV) is not applicable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, TX. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. The XXXX search reflects an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents.

Your home loan toolkit is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SHHXW7SVEE9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with the xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 last name is xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -547 (Days)   Variance %:    Comment: First payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: As per documents   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 57.600%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 57.600% Variance: Variance %: Comment: Original standard LTV is not applicable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UDA2I274VIB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	121	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2019 with a P&I of xx, a rate of interest of 5.000%, and a maturity date of xx/xx/2029. The P&I as per payment history is xx, and the rate of interest is 5.000%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -257 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 and Audit value xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 68.500%   Variance:    Variance %:    Comment: Tape shows 68.500% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 68.500%   Variance:    Variance %:    Comment: Tape shows 68.500% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2030 Variance: Variance %: Comment: Tape shows xx/xx/2030 and Audit value xx/xx/2029. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2019."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, AZ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows the estimated value at xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I80UU207URH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	180	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx, Trustees of xx U/D/T dated xx/xx/2015.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property occupancy is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2024 |---| -2253 (Days) |----| Comment: Note reflects 1st payment date as xx/xx/2018. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Maturity term months is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 33.800%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 33.800%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000MM0 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider signed by the borrower is missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2018."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows a estimated value xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxM. A CDA is available in the loan file. The current UPB is xxK."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2018. Note date is xx/xx/2018. Subject is in CA state."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9QTFCONBX66	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	46.471%	46.471%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2020   Variance: -1126 (Days)   Variance %:    Comment: First Payment date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2026   Variance: -3014 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 46.471%   Tape Value: 40.400%   Variance: 6.071%   Variance %: 6.07100%   Comment: Original CLTV ratio percent is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 46.471%   Tape Value: 40.400%   Variance: 6.071%   Variance %: 6.07100%   Comment: Original standard LTV (OLTV) is 100.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 1.01000100100111E+22   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2035 Variance: -1126 (Days) Variance %: Comment: Stated Maturity Date id xx/xx/2031 Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R9Z63S2WWUN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with the xx dated xx/xx/2018.
There is an active PACE lien against the xx in favor of xx, which was recorded on xx/xx/2020 in the amount of xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -122 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 242   Variance: -2   Variance %: -0.82644%   Comment: Loan Original Maturity Term Months is 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 84.500%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 84.500%   Variance:    Variance %:    Comment: Original Standard LTV is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EE3LWK7BQGS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument #xx in the amount of xx with xx, an Idaho Limited Partnership.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2026, the reason for default is an affordability issue.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape data shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2011   Tape Value: xx/xx/2021   Variance: -3653 (Days)   Variance %:    Comment: Tape data shows xx/xx/2021, but audit value shows xx/xx/2011.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Tape data shows interest paid through date as xx/xx/2025, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 36.800%   Variance:    Variance %:    Comment: Tape data shows original CLTV ratio percent as 36.800%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 36.800%   Variance:    Variance %:    Comment: Tape data shows original standard LTV (OLTV) as 36.800%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 010100000033210100000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note, the subject loan was originated on xx/xx/2010 in the amount of xx and recorded on xx/xx/2010. The subject property address is not available on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, WA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3QU778XCH9U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	241	xx/xx/2012	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument # xx in the amount of xx with xx, Sr.
There is an active junior mortgage against the subject property that was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
There is a hospital lien against the xx in favor of xx in the amount of xx recorded on xx/xx/2024.
Parcel # xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
Parcel #xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
Parcel #xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB, as per the payment history, reflected xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is a non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2020   Variance: -3013 (Days)   Variance %:    Comment: The tape shows the first payment date as xx/xx/2020, but the audit value shows xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 72.300%   Variance:    Variance %:    Comment: The tape shows the original CLTV ratio percent of 72.300%, but the audit value shows "unavailable."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 72.300%   Variance:    Variance %:    Comment: Tape shows the Original Standard LTV (OLTV) at 72.300%, but the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the property address street as xx, but the audit value shows xx.   xx: xx:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental property in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the UT and tax report the subject property is manufactured home. Statement of Ownership and Location located at "xx" states that the manufactured home with serial #xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3WMAXRFJHLP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	215	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2015	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2015, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2021   Variance: -2072 (Days)   Variance %:    Comment: First payment date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 41.000%   Variance:    Variance %:    Comment: Original CLTV ratio is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 41.000%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2033 Tape Value: xx/xx/2038 Variance: -2070 (Days) Variance %: Comment: Stated maturity date is xx/xx/2033. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2015."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, TX. XXXX shows an estimated value of xx."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX, XXXX or XXXX searches do not reflect an estimated value for the subject. A BPO dated xx/xx/2020 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DHB6GN6BIR5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	120	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx, Jr.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2018 with a P&I of xx, a rate of interest of 4.500%, and a maturity date of xx/xx/2028. The P&I as per payment history is xx, and the rate of interest is 4.5000%. The current UPB is reflected in the amount of xx. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.

Balloon Rider Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR last name is xx. xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2021   Variance: -1216 (Days)   Variance %:    Comment: First payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is U/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 119   Variance: 1   Variance %: 0.84033%   Comment: Loan original maturity term months are 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.500%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 59.500%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2028 Variance: Variance %: Comment: Stated maturity date is U/A. Tape Source: Initial Tape Type:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2018."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF NOO in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2021 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AB6NHVM2UMB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	241	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx is a civil judgment against xx in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx. The borrower's middle name is inconsistent on the supporting document.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2023 |---| -1796 (Days) |----| Comment: Tape shows first payment date is xx/xx/2023. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.500%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 56.50%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 56.500% Variance: Variance %: Comment: Tape shows original standard LTV is 56.50%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "A review of the loan documents shows that 1008 and AUS are missing, and as a result, ATR could not be determined. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard documents are missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.  The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final 1008 is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F3M2CLDJMRQ	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Illegible	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2020	Unavailable	Commercial	Fixed	Unavailable	Unavailable	Unavailable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document current value is $not applicable but tape shows as xx0.00.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1765 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2020 but tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 58.400%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent Unavailable % but tape shows 58.400%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 58.400%   Variance:    Variance %:    Comment: As per the document original stated rate isUnavailble % but tape shows as 8.400%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000M0000000MMMMM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2040   Tape Value: xx/xx/2040   Variance: -15 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF commercial property in xx, OK. XXXX search shows an estimated value of xxK.

BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8F938XCYVF0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,317.05	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx active judgments or liens have been found.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2021   Variance: -1127 (Days)   Variance %:    Comment: First payment date is xx/xx/2018   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 46.800%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 46.800%   Variance:    Variance %:    Comment: Original standard LTV is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property postal code is xx.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2033 Tape Value: xx/xx/2036 Variance: -1115 (Days) Variance %: Comment: tape shows stated maturity date is xx/xx/2036. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The property evaluation report shows fencing is in poor condition and needs repair. The estimated cost to cure is xx. 1004D is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BQBF9CGV43C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	192	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 in Book #xx Page #xx in the amount of xx with xx, Trustee of xx dated xx/xx/1995, and xx, Trustee of xx dated xx/xx/1995.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject approved as NOO. 1008, loan approval and lending guidelines are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2024   Variance: -1705 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 Tape shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 18.600%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 18.600% Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guideline is missing from the file. Seller financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Subject is an NOO purchase."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a low-rise condo in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A CDA is available in the loan file. Current UPB is xxK."	* Missing credit report (Lvl 2) "Credit report is missing from the documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V4EWJ1K85KF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx is one junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2021   Variance: -517 (Days)   Variance %:    Comment: First payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2026   Variance: -2284 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Loan Original maturity term months is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 63.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 63.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30, in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing the transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T3SAYND00HF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.000%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026. The annual installment of water charges is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2024. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
As per the document located at "xx" the subject property was damaged due to wind on xx/xx/2024, which includes roof repair. The total amount of the claim was in the amount of xx. The comment dated xx/xx/2025 states that the partially endorsed evolution claim check was received in the amount of xx. No comment has been found regarding completion of repair.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 07 with the case # xx on xx/xx/2024. Schedule D does not reflect the amount of the subject claim. The value of collateral is xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2025.	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2019 Tape Value: xx/xx/2025 |---| -2101 (Days) |----| Comment: First payment date is xx/xx/2019. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 43.400%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 43.400%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Principal balance stated in Mod is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the updated title report and the tax report, the subject property address is xx. The subject property address is not available on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed signed by the borrower is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,714.97	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YDPX9914W8U	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	300	xx/xx/2018	xx/xx/2018	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2022   Variance: -1461 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 301   Variance: -1   Variance %: -0.33222%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 31.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "Personal guaranty is missing from the file."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2018."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial single-family rental in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file. Current UPB is xxK."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K0ZUC25CHJI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2021	Unavailable	Commercial	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which was recorded on xx/xx/2024 with Instrument #xx
There is an active UCC lien found against the subject property in favor of xx, which was recorded on xx/xx/2022.
There is a prior IRS lien against the xx in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -123 (Days)   Variance %:    Comment: First Payment date is xx/xx/2021. Tape shows xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 63.600%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 63.600%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 10100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline document is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX shows the estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents. (xx)

Your home loan toolkiTAcknowledgment/disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U6FJWHVZF8O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2017	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing Initial LE Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2022   Variance: -1737 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2022 but audit value is given as xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 52.800%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 52.800%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2037 Variance: -1727 (Days) Variance %: Comment: As per documents. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "The lending guidelines are missing in the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2017."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 since inception."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HJA37LHEH4B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	173	xx/xx/2022	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is an active state tax warrant against the xx in favor of the xx, which was recorded on xx/xx/2026 with warrant ID xx in the amount of xx.
The annual combined taxes for 2026 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 173   Tape Value: 174   Variance: -1   Variance %: -0.57471%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 71.800%   Variance:    Variance %:    Comment: Tape shows CLTV ratio as 71.800% but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 71.800%   Variance:    Variance %:    Comment: Tape shows LTV ratio as 71.800% but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "BPO report dated xx/xx/2022 shows the subject property is in need of fresh stain for the deck and installation of closing hardware on the storm door. The estimated cost of repairs is xx. 1004D is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS/DU report is missing from the loan document. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD, along with itemization of fee and estimated CD, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, NY. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6TO3SCR2MMY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2020	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
For parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
For parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined as 1008, AUS, loan approval and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2022   Variance: -577 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2022, and the audit value is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 37.200%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 37.200%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100021000000021100000   Tape Value: 0   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2050 Tape Value: xx/xx/2052 Variance: -578 (Days) Variance %: Comment: Tape shows the stated maturity date is xx/xx/2052, and the audit value is xx/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS/DU report is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property with adjacent vacant lot in xx, FL. XXXX shows an estimated value of the subject property of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX shows an estimated value of the subject property of xxK. Current UPB xxK. BPO, CDA or AVM report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
713W3SCCH0W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	60	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx, a single man.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 |---| -245 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 76.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 76.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 since inception."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60RLN31S1YO	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	120	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Unavailable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	xx/xx/2021	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is a junior judgment against the borrower that was recorded on xx/xx/2024 in the amount of xx in favor of xx.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower first name is N/A. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx., xx   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -608 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: As per note document maturity term is 120 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 37.500%   Variance:    Variance %:    Comment: Original CLTV ratio is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 37.500%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2021."
* Property is Commercial Prop (Lvl 4) "Tape shows the subject is a commercial single-family rental."	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guarantee Document is missing (Lvl 3)     "BWR is an LLC. Note was signed as an individual name, not as member of the LLC. Mortgage was signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is missing from the file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial single-family rental in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file.."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L5RDMBQLOTJ	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	$10,655.41	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	120	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Purchase	50.000%	50.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx, her successors, and/or assigns as her interest may appear.
There is an active code enforcement lien against the xx in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual county taxes for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: BRW first name is xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx name is xx, Inc.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -730 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -1065 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Loan original maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 50.000%   Tape Value: 49.100%   Variance: 0.900%   Variance %: 0.90000%   Comment: Original CLTV ratio percent is UA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 50.000%   Tape Value: 49.100%   Variance: 0.900%   Variance %: 0.90000%   Comment: Original standard LTV (OLTV) is UA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX St.   xx: xx:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file.

Subject is a commercial SF rental in xx, FL. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file with an appraised value of xxK shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B35HT2QRPTX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	170	xx/xx/2020	Not Applicable	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2020 with a P&I of xx, a rate of interest of 5.000%, and a maturity date of xx/xx/2035. The P&I as per payment history is xx, and the rate of interest is 5.000%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -789 (Days)   Variance %:    Comment: xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 170   Tape Value: 144   Variance: 26   Variance %: 18.05555%   Comment: 170   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 40.700%   Variance:    Variance %:    Comment: Tape shows CLTV ratio as 40.700% but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 40.700%   Variance:    Variance %:    Comment: Tape shows LTV ratio as 40.700% but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2035 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents"
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file. Settlement services provider list is missing from loan documents. (xx)"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EILZZIJ2QMI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,197.92	Not Applicable	5.000%	60	xx/xx/2022	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There are five criminal judgments against the borrower "xx" in favor of the xx for the amount of xx, which were recorded on different dates.
There are four prior civil judgments against the subject borrower in favor of xx, which were recorded on different dates in the amount of xx.
There is a prior civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2011 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property occupancy is stated as non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Supporting document not available. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -120 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Supporting document not available.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 59.000%   Variance:    Variance %:    Comment: Supporting document not available.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 59.000%   Variance:    Variance %:    Comment: Supporting document not available.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo property that includes amenities like 24/7 gated security and professional front desk staff at reception. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2023 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired, 0X30 in the last 24 months."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DU030JIABVL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2022	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been non-owner-occupied.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -304 (Days)   Variance %:    Comment: Tape shows xx/xx/2023 and audit shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -13 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and audit shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Tape shows 181 and audit shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 24.000%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 24.000%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape shows 0 and audit value shows 0000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF NOO in xx, HI. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"
."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0DP8Y1TSORN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$4,005.84	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is a junior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2023.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installments of combined taxes for 2024 and 2025 are delinquent in the total amount of xx, which is good through xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 |---| -304 (Days) |----| Comment: Note reflects 1st payment date as xx/xx/2022. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 67.300%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 67.300%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8YR1V09ICMI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$1,100.79	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	144	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 7.00%, and a maturity date of xx/xx/2034. The P&I as per payment history is xx, and the rate of interest is 7.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the document, the borrower middle name is xx, but the tape shows XXXX. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the borrower last name is xx, but the tape shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the current value is not applicable, but the tape shows xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -334 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2022, but the tape shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1188 (Days)   Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is Unavaible   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 63.100%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 63.100%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 63.100%   Variance:    Variance %:    Comment: As per the document, the original standard LTV is unavailable, but the tape shows 63.100%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment History Sring is 00000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: Stated Maturity Date is Unavaible Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R92TKG4KANB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,096.08	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	121	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with the xx, Trustees, or the survivor thereof.
No active judgments or liens have been found.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is due on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2023   Variance: -1126 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 121   Tape Value: 122   Variance: -1   Variance %: -0.81967%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 78.300%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 78.300%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-67.74   Variance %: -7.29084%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, MS. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LAMVCQL5U3Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$2,464.54	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	216	xx/xx/2018	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx, husband and wife as joint tenants.
There is a 2 junior and one prior IRS lien in favor of the xx, which was recorded on different dates in the amount of xx, The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are 6 prior and 3 junior child support liens against the xx in favor of xx, which were recorded on different dates. The lien amount is not provided. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There are 2 junior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2019 and xx/xx/2021, in the total amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
There is a junior state tax lien against the xx in favor of xx, which was recorded on xx/xx/2023 in the total amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024-2025 are delinquent in the amount of xx which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2023   Variance: -1918 (Days)   Variance %:    Comment: First payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 216   Tape Value: 218   Variance: -2   Variance %: -0.91743%   Comment: Loan original maturity term months is 216.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 38.400%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 38.400% Variance: Variance %: Comment: Original standard LTV (OLTV) is not applicable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Credit score not provided (Lvl 2)     "The credit report is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UI0TMPN9QS0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	60	xx/xx/2023	Unavailable	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx, an unmarried woman, and xx, an unmarried woman.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -245 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 33.400%   Variance:    Variance %:    Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 33.400%   Variance:    Variance %:    Comment: Original standard LTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Subject property type address is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2023 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL will expire on xx/xx/2026, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
2HSLZ0I23KF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is stated as owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 First name is xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -762 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 79.100%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 79.100% Variance: Variance %: Comment: Original Standard LTV is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family residential in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A CDA is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired, 0X30, in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CQ291R88CAW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	36	xx/xx/2023	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing DU/GUS/AUS Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -335 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2024 but audit value is given as xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 74.900%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 74.900%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000MMMMMM Tape Value: 0 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, ID. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is not available in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30 last 18 months."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VI9O91D9YJW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.900%	240	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2025 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2024   Variance: -822 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 75.400%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 75.400%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. 0X30 since inception."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F30Q8E6TAJZ	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	New Jersey	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,814.10	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	60	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Refinance	58.140%	58.140%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2026 was partially paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 1st installment of combined taxes for 2026 has been delinquent (xx) in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008, AUS, and loan approval are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -274 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.140%   Tape Value: 56.900%   Variance: 1.240%   Variance %: 1.24000%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 58.140% Tape Value: 56.900% Variance: 1.240% Variance %: 1.24000% Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "Personal guarantee document is missing from the loan documents."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in NJ state that has unlimited assignee liability for high cost loan and HUD-1/FCD is missing to test the compliance."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. An exterior appraisal is available in the loan file.."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active, 0X30 in the last 24 months. 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7NY55DL17IK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
As per the tape, the occupancy of subject property is non-owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -91 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -792 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 122   Variance: -2   Variance %: -1.63934%   Comment: Loan Original Maturity Term Months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.900%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 31.900%   Variance:    Variance %:    Comment: Original Standard LTV(OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 1.000000000221E+22   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30 since inception."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7QV8RAYLPCS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	Unavailable	360	xx/xx/2018	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx, with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2024   Variance: -1886 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.400%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 56.400%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: Unavailable   Tape Value: 6.00000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2048 Tape Value: xx/xx/2054 Variance: -1879 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 since inception."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file"
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WDV287MOYMO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	60	xx/xx/2023	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -213 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 but audit value shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 29.600%   Variance:    Variance %:    Comment: Tape shows 29.600% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 29.600%   Variance:    Variance %:    Comment: Tape shows 29.600% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: As per documenst. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, CO. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxM. The current UPB is XXXX. The BPO report dated xx/xx/2024 is available in the loan file with an appraised value of xxM and shows the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certification is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30 in the last 24 months."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73P1GKVVVCX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	60	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2024   Variance: -973 (Days)   Variance %:    Comment: Current value xx/xx/2024 and Audit value xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1553 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.000%   Variance:    Variance %:    Comment: Current value 31.000% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 31.000%   Variance:    Variance %:    Comment: Current value 31.000% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF commercial property in xx, FL. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55K1APY3JCS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx, a married man.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default is job loss.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -366 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023. Tape shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 27.600%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 27.600%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000000M   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2053 Tape Value: xx/xx/2054 Variance: -365 (Days) Variance %: Comment: Stated maturity date is xx/xx/2053. Tape shows xx/xx/2054. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX shows the estimated value at xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, AUS, and loan approval are missing. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YO5MHKM2UU4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.990%	360	xx/xx/2003	xx/xx/2003	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2009	xx	Not Applicable	6.850%	xx	xx/xx/2009	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.850%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2009.
As per the seller tape, the foreclosure was initiated on the loan. As per the Notice of Trustee's Sale located at "xx"xx", the sale was scheduled for xx/xx/2013. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx on xx/xx/2009. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.850%. beginning on xx/xx/2009 and a maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2003   Tape Value: xx/xx/2024   Variance: -7548 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2024, and the audit value is xx/xx/2003.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Tape shows the loan original maturity term months is 361, and the audit value is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 21.400%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 21.400%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 21.400%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 21.400%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 6.07407%   Comment: Tape shows original stated P&I is xx, and the audit value is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.99000%   Tape Value: 6.85000%   Variance: 4.14000%   Variance %: 4.14000%   Comment: Tape shows original stated rate is 6.85000%, and the audit value is 10.99000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000000M   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape shows the prepayment penalty indicator is no, and the audit value is yes. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0TIX22MICCQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	60	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments and liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR last name is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -61 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2024, and the audit value is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Tape shows the loan original maturity term months is 61, and the audit value is 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 37.200%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 37.200%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 37.200%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 37.200%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000000000M Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxM. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JE6CT9JLJJB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	358	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	77.979%	77.979%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as the payment history is xx. As per the note, the borrower will make payments on a quarterly basis.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -91 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2024, but audit value shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 358   Tape Value: 360   Variance: -2   Variance %: -0.55555%   Comment: Tape shows loan original maturity term months as 360, but audit value shows 358.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.979%   Tape Value: 77.800%   Variance: 0.179%   Variance %: 0.17900%   Comment: Tape shows original CLTV ratio percent as 77.800%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 77.979% Tape Value: 77.800% Variance: 0.179% Variance %: 0.17900% Comment: Tape shows original standard LTV (OLTV) as 77.800%, but audit value shows unavailable. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "The lending guidelines are missing from the loan file."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A post-close appraisal report dated xx/xx/2024 is available in the loan file with an appraised value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents.
Your home loan toolkiTAcknowledgment/disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 3)     "Prepayment rider is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008 and AUS are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. 0X30 last 18 months."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OFHXH1LH6F6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.642%	66	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx and spouse, xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.642%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applica;be Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -91 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 48.300%   Variance:    Variance %:    Comment: Orignal CLTV Ratio percemt is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 48.300%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.64188%   Tape Value: 4.64190%   Variance: -0.00002%   Variance %: -0.00002%   Comment: Original Statted Rtae is 4.64188%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is commercial SF rental in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "A hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WH74OWW6R85	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2024 |---| -945 (Days) |----| Comment: First payment date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 91.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 91.900% Variance: Variance %: Comment: Original standard LTV (OLTV) is U/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, KS. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The BPO report dated xx/xx/2024 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the file."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5R7X5FDFDP1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx, LTD.
There are multiple junior notices of child support liens against the xx" in favor of xx, which were recorded on different dates from xx/xx/2010 to xx/xx/2025 in the total amount of xx.
xx in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2025. The amount of lien is not mentioned.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2024   Variance: -5541 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 26.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 26.500%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000M0000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RX7UAXF5FXW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with the xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -609 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -762 (Days)   Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Loan Original Maturity Term Months is 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.300%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 56.300%   Variance:    Variance %:    Comment: Original Standard LTV(OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family home in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
UVTP7FUOZ7Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx, co-trustees to the xx Trust u/a/d xx/xx/2017.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the amount of xx which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the reason for default.
The loan has not been modified since origination.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2024   Variance: -1188 (Days)   Variance %:    Comment: As per note document first payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: As per note document maturity term is 120 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 30.100%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 30.100%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Not Applicable Tape Value: Single Family Variance: Variance %: Comment: Appraisal document is missing from the loan file. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx/xx/2021 in the amount of xx. The property address is not available on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. 0X30 in the last 12 months."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "The intent to proceed is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The homeownership counseling organization is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SRM3T3GTQ0C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	60	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2024 with a P&I of xx, a rate of interest of 8.000%, and a maturity date of xx/xx/2029. The P&I as per payment history is xx, and the rate of interest is 8.000%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -365 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2024, but the tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -610 (Days)   Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 49.700%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 49.700%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 49.700%   Variance:    Variance %:    Comment: As per the document, the original standard LTV is unavailable, but the tape shows 49.700%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2029 Variance: Variance %: Comment: As per the document, the stated maturity date is xx/xx/2041, but tape shows as xx/xx/2029. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active."
* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx" the subject loan was originated on xx/xx/2024 in the amount of xx. The property address is not available on the note document."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Subject is a SF NOO property in xx, ME. XXXX and all other sites do not show subject property."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX and all other sites do not show subject property. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8O6OWSKZ8PP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2021	xx/xx/2021	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, an unmarried person.
There is a junior mortgage against the subject property in favor of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2024   Variance: -1341 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 17.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 17.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMMMMMMM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO/AVM/CDA is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
07OU0OGL1EG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with 4509 xx.
There are 8 prior civil judgments against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx.
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 are delinquent in the amount of xx which is due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -427 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -884 (Days)   Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.000%   Tape Value: 76.500%   Variance: -1.500%   Variance %: -1.50000%   Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.000%   Tape Value: 76.500%   Variance: -1.500%   Variance %: -1.50000%   Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000MMMMMMM   Tape Value: 0   Variance:    Variance %:    Comment: Payment History String is 0000000000000000000MMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family home in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30 in the last 17 months.

																																																																																								xx/xx/2026: Downgraded as SOL has been expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PVD3N4Y7RPF	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 4th installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx. The current P&I is made according to the recast mortgage letter, which is located at "xx"	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non owner occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: BWR first name N.A xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name xx   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value n.A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -395 (Days)   Variance %:    Comment: first payment date xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: interest paid through date N.A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan maturity term months 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 81.100%   Variance:    Variance %:    Comment: CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 81.100%   Variance:    Variance %:    Comment: LTV N.A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 5.12279%   Comment: original P&I xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee.

Subject is a commercial SF rental in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of XXXX. A BPO is available in the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan document"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O2XTZZJV3TK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx. There is a junior hospital lien against the borrower in the favor of xx on xx/xx/2025. The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx. As per collection comment dated xx/xx/2026, the payments made in the month of Jan 2026 are borrower made payments.	Collections Comments:As per the servicing comments, the current status of the loan is performing. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. As per the tape data, the subject property is owner-occupied. Unable to determine the reason for default. No comment related to damage or repair is found in the servicing comments. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2024   Variance: -1461 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -1918 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 66.900%   Variance: 33.100%   Variance %: 33.10000%   Comment: Original CLTV audit value is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 100.000% Tape Value: 66.900% Variance: 33.100% Variance %: 33.10000% Comment: Original standard LTV (OLTV) is 100.000%. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6HOO8F8C5ZL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	84	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default illness of borrower.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Appplicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -519 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -976 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 60.600%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 60.600% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx. XXXX shows an estimated value xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxM. A BPO/AVM/CDA is missing from the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K9XP8OP6Q0W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	6.000%	xx	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 6.00%, and a maturity date of xx/xx/2035. The P&I as per payment history is xx, and the rate of interest is 6.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per document. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2024   Variance: -3410 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 64.100%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 64.100%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMMMMMMM   Tape Value: 0   Variance:    Variance %:    Comment: PH string is 0000000000000000MMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2034 Tape Value: xx/xx/2035 Variance: -242 (Days) Variance %: Comment: As per document. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2015."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal and BPO report are missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MUXBW8SH8OE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	48	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is a state tax warrant against the xx in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -670 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2025 but audit value is given as xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 48   Tape Value: 49   Variance: -1   Variance %: -2.04081%   Comment: tape shows Loan maturity term months is 49 but audit value is given as 48.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 44.700%   Variance:    Variance %:    Comment: The appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 44.700%   Variance:    Variance %:    Comment: The appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000MM0000000MMMMM Tape Value: 0 Variance: Variance %: Comment: 0000000000000000000000000000000000000000 Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "The balloon rider is missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family NOO in xx, NY. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance certificate is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

																																																																																								xx/xx/2026: Downgraded as SOL has been expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MN0C9TAKX4S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	216	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual town/school taxes for 2026 have been paid in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the tape, the subject property is non-owner occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -306 (Days)   Variance %:    Comment: First Payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 216   Tape Value: 241   Variance: -25   Variance %: -10.37344%   Comment: Loan maturity term is 216.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 46.400%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 46.400%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2042 Tape Value: xx/xx/2044 Variance: -730 (Days) Variance %: Comment: Stated maturity date is xx/xx/2042. Tape Source: Initial Tape Type:	3: Curable	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. An AVM is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D1SUC967HY7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	144	xx/xx/2023	Unavailable	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The ACH document is located at "xx"	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows 1xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -366 (Days)   Variance %:    Comment: Tape shows xx/xx/2035 and Audit value xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2035 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 34.800%   Variance:    Variance %:    Comment: Tape shows 34.800% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 34.800%   Variance:    Variance %:    Comment: Tape shows 34.800% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000M0000000M   Tape Value: 0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the updated title report and tax report, the subject property address is xx. The subject property address is not available on the note document."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental and used as an Airbnb under the name of xx. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "The balloon rider is missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF commercial property in xx, TN. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"Note & Note Information" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx & Note Information.""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxM shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HJ04XARHSO9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$3,065.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,125.00	Unavailable	5.000%	48	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual County taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been delinquent in the amount of xx, good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest payment is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. As per the note, the loan is interest-only for the 48 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -397 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2025, and the audit value is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 22.000%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 22.000%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 22.000%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 22.000%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000M00000000   Tape Value: 0   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx/xx/2023 in the amount of xx. The property address is not available on the note document."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx, TN. XXXX search shows an estimated value of xxM. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal and BPO report are missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK"
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "A hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A5OEV6QPI12	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	60	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2025 |---| -517 (Days) |----| Comment: As per the document first payment date xx/xx/2023 but tape shows xx/xx/2025. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: As per the document loan original maturity term months 180 but tape shows 61.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.900%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 59.900%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 59.900%   Variance:    Variance %:    Comment: As per the document original Standard LTV unavailable but tape shows 59.900%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMMMMMMMMMMM   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string is updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan document. Seller-financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JN2Z321KZ3W	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	72	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is unexpected expenses.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR is an LLC. 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower #1 xx is xx Source: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx Source: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx, a xx Source: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -394 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -731 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 72   Tape Value: 73   Variance: -1   Variance %: -1.36986%   Comment: Loan Original Maturity Term Months is 72   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 55.400%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 55.400%   Variance:    Variance %:    Comment: Original Standard LTV is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000MM000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in their individual names. Personal guaranty is missing from the loan file."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial condo rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "The lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a low-rise commercial condo rental in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PFYNKOPNYK4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	60	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	Not Applicable	Not Applicable	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -394 (Days)   Variance %:    Comment: As per note document first payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 41.900%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 41.900%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal document is missing from the loan file. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "XXXX search shows the subject condo project allows short-term rentals. Subject is a commercial condo in xx, FL."	* Guideline is missing (Lvl 3) "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure is missing from the loan file."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial condominium in xx. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. A XXXX search shows an estimated amount of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "The hazard insurance policy is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M1CWLUN6X4U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.315%	480	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument # xx in the amount of xx with xx.
There are 4 criminal judgments against the borrowers "xx" in favor of the xx for the amount of xx, which were recorded on different dates.
There is an active civil judgment against the borrower in favor of xx, which was recorded on xx/xx/201 in the amount of xx.
There is an active code enforcement lien against the xx in favor of xx which was recorded on xx/xx/2018 in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.315%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2025   Variance: -4564 (Days)   Variance %:    Comment: The tape shows the first payment date as xx/xx/2025, but the audit value shows xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2026   Variance: -4901 (Days)   Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 480   Tape Value: 481   Variance: -1   Variance %: -0.20790%   Comment: The tape shows the loan's original maturity term of 481 months, but the audit value shows 480.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 39.600%   Variance:    Variance %:    Comment: The tape shows the original CLTV ratio percent of 39.600%, but the audit value shows "unavailable."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 39.600%   Variance:    Variance %:    Comment: Tape shows the Original Standard LTV (OLTV) at 39.600%, but the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000M000000MMMM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3W8CYAM9X4T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: current value N.A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -151 (Days)   Variance %:    Comment: First payment date xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N.A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 60   Variance: 300   Variance %: 500.00000%   Comment: Loan original maturity term months 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 40.500%   Variance:    Variance %:    Comment: CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 40.500%   Variance:    Variance %:    Comment: LTV N.A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMMMM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2054   Tape Value: xx/xx/2029   Variance: 9100 (Days)   Variance %:    Comment: Stated maturity date xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note date is xx/xx/2024. Subject is in CA state."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M6PT5X7ZE9W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	120	xx/xx/2023	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There are three junior medical liens against the xx, in favor of xx in the total amount of xx on different dates.
There is a prior renewed judgment against the borrower, xx, in favor of xx in the total amount of xx on xx/xx/2015. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a prior renewed judgment against the borrower, xx, in favor of xx in the total amount of xx on xx/xx/2022.
There is a junior civil judgment against the borrower, in favor of xx in the amount of xx on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -548 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Loan Original Maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 11.200%   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 11.200% Variance: Variance %: Comment: U/A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, OK. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. A XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO/AVM/CDA is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents.

Your home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97E49K65F3Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	180	xx/xx/2023	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There are two prior credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2008 and xx/xx/2019 in the total amount of xx.
The 1st and 2nd installments of combined, county & utilities/MUD taxes for 2025 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -517 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.300%   Variance:    Variance %:    Comment: Tape shows 31.300% Audit value is 100.00%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 31.300%   Variance:    Variance %:    Comment: Tape shows 31.300% Audit value is 100.00%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000MM00000000000 Tape Value: 1.10000111100011E+17 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family home in xx, VA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30 in the last 22 months.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1SMXRFNEENY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	85	xx/xx/2024	Unavailable	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual installment of water charges for 2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -242 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2025 but audit value shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 85   Tape Value: 86   Variance: -1   Variance %: -1.16279%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 60.000%   Variance:    Variance %:    Comment: Tape shows CLTV ratio as 60.000% but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 60.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000MM000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Reaching out to the seller for the guidelines. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents.

Homeownership counseling disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 11 months.

xx/xx/2026: Downgraded to LVL 2 as per PH."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DYOPPRZN9XK	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$10,355.28	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$379.17	Not Applicable	6.500%	36	xx/xx/2024	xx/xx/2024	Commercial	Fixed	Purchase	12.283%	12.283%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 2nd installment of city taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 1st installments of city and annual school taxes for 2025 and 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The annual utilities/MUD charges for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.
Note has interest only period of 36 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is an investment.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -151 (Days)   Variance %:    Comment: Tape shows first payment date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 36   Tape Value: 37   Variance: -1   Variance %: -2.70270%   Comment: Tape shows loan original maturity term months is 37.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 12.283%   Tape Value: 12.300%   Variance: -0.017%   Variance %: -0.01700%   Comment: Tape shows original CLTV ratio percent is 12.30%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 12.283%   Tape Value: 12.300%   Variance: -0.017%   Variance %: -0.01700%   Comment: Tape shows original standard LTV is 12.30.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000M0000   Tape Value: 0   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows the subject's loan purpose is a commercial SF rental. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "The loan originated on xx/xx/2024. The balloon note, which is located on xx and is missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx, NY. XXXX shows an estimated value of xxK.

BWR is an LLC. Note was signed by the BWR as a member of the LLC and in the individual name. Mortgage was signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the loan file."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with an appraised value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y1T424QLN1J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Not Applicable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx the amount of xx with xx.
No active judgments or liens have been found.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual water/sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -455 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -731 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Loan Original Maturity Term Months is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 63.800%   Variance: 36.200%   Variance %: 36.20000%   Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 100.000% Tape Value: 63.800% Variance: 36.200% Variance %: 36.20000% Comment: Original Standard LTV(OLTV) is 100.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A CDA is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 2) "Notary's signature date on the mortgage/deed of trust is xx/xx/2023. Note date is xx/xx/2023. Subject is in TX state."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ER3PEYD9B20	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, husband of xx 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -396 (Days)   Variance %:    Comment: First payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -656 (Days)   Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity Terms Months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 68.800%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 68.800%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000MM000000000MM   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2055 Variance: -426 (Days) Variance %: Comment: stated maturity date is xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined as 1008 and AUS are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, LA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CWB1XLFE39D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2022	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history tape data is xx. As per the locator "xx" the borrower is on auto-pay and making P&I payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2022 with a P&I of xx, a rate of interest of 7.000%, and a maturity date of xx/xx/2037. The P&I as per payment history is xx, and the rate of interest is 7.000%. The current UPB is reflected in the amount of xx. There is a difference in P&I. The modification agreement is missing from the loan file.

Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR #1 middle name is xx. xx: xx:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR #2 middle name is xx.   xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1004 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Loan original maturity term months is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 63.800%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 63.800%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2037 Variance: Variance %: Comment: UA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file with a value of xxK that shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.

Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TLJ744J27BZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	Unavailable	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is $xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current audit value is not unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -274 (Days)   Variance %:    Comment: First payment date is unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 84   Variance:    Variance %:    Comment: Loan origination maturity term month audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 28.200%   Variance:    Variance %:    Comment: Original CLTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 28.200%   Variance:    Variance %:    Comment: Original LTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000MMMMMMMMM   Tape Value: 1.00021000000021E+20   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx/xx/2032   Variance:    Variance %:    Comment: Stated maturity date is unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Subject property type address is unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX currently estimates the property value at xxK. A BPO/AVM/CDA is missing from the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Evidence of hazard insurance is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AY60OJ689FD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2008	Unavailable	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2009 with Book/Page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 were paid in the total amount of xx on xx/xx/2023.
The annual combined taxes for 2025 were paid in the total amount of xx on xx/xx/2024.
The annual combined taxes for 2026 were paid in the total amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which were good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is non-owner-occupied.
Unable to determine the reason for the default
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2025   Variance: -5994 (Days)   Variance %:    Comment: First payment date is xx/xx/2009.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 29.900%   Variance:    Variance %:    Comment: original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 29.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV).   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000MMMMMMMMMMMMMMM   Tape Value: 0   Variance:    Variance %:    Comment: 00000000000000MMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2008."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The Final HUD-1, along with the Preliminary HUD-1 and Itemization, is missing from the loan file."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2008."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx, MD. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W83NJOPJMQ3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	196	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available. Subject loan is NOO.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -731 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -884 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 196   Tape Value: 172   Variance: 24   Variance %: 13.95348%   Comment: Loan origination maturity term month is 196.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 74.900%   Variance:    Variance %:    Comment: Original CLTV audit value is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 74.900% Variance: Variance %: Comment: Original standard LTV audit value is 100.000%. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2023. Note date is xx/xx/2023. Subject is in AZ state."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6VANJ0POISA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2020	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023, and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows borrower #2 Last name as xx, but audit value shows xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx.   xx: xx:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1887 (Days)   Variance %:    Comment: First Payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid Through Date is Not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 47.000%   Variance:    Variance %:    Comment: Original CLTV ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 47.000%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000MMMMMMMMMMMMMMMMMMM Tape Value: 0 Variance: Variance %: Comment: Tape shows payment history string as 0, but audit value shows 000000MMMMM. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FOKIJ5IX8AR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There is an IRS lien against xx in favor of the xx, which was recorded on xx/xx/2021, in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx which were due on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2025   Variance: -5783 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2025 but audit value is given as xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 48.700%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 48.700%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000MM000000000MMMMMMMM Tape Value: 0 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note, the subject loan was originated on xx/xx/2009 in the amount of xx. As per UT, the subject property address is xx. The property address is not mentioned on the note document, which is located at "xx"."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, GA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is not available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UCNUOBDT71N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$3,016.67	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xx in the amount of xx with xx is an active state criminal civil judgment against the subject borrower in favor of the xx in the amount of xx, which was recorded on xx/xx/2026.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2025 is delinquent in the amount of xx on xx/xx/2026, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2004   Tape Value: xx/xx/2016   Variance: -4172 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2016 but audit value is given as xx/xx/2004.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 56.000% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the itemization of the fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, NC. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An exterior appraisal report dated xx/xx/2015 is available in the loan file with a value of xxK and shows the subject property needs exterior paint and trimming. The estimated cost to cure is not available. 1004D report is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1N2785D9M3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	300	xx/xx/2005	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx, Sr.
There are four state tax warrants with warrant IDs xx against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx.
The annual installment of combined taxes for 2026 has been paid in the total amount of xx on xx/xx/2026.
The annual installment of school taxes for 2026 has been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the collection comment dated xx/xx/2025, the reason for default is the death of a family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2005 with a P&I of xx, a rate of interest of 10.000%, and a maturity date of xx/xx/2030. The P&I as per payment history is xx, and the rate of interest is 10.000%. The current UPB is reflected in the amount of xx. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.

Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX but audit value shows XXXX. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX but audit value shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2005   Tape Value: xx/xx/2007   Variance: -853 (Days)   Variance %:    Comment: Tape shows xx/xx/2007 but audit value shows xx/xx/2005.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape shows fixed but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 301   Variance: -1   Variance %: -0.33222%   Comment: Tape shows 301 but audit value shows 300.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 97.600%   Variance:    Variance %:    Comment: Tape shows 97.600% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 97.600%   Variance:    Variance %:    Comment: Tape shows 97.600% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-45.89   Variance %: -6.72893%   Comment: Tape shows xx but audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX but audit value shows XXXX.   xx: xx:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2032 Variance: Variance %: Comment: Tape shows xx/xx/2032 but audit value shows U/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026, located at xx, states the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation.""	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NY. XXXX does not show an estimated value."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX does not show an estimated value. A BPO report dated xx/xx/2007 is available in the loan file with a value of xxK."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents"
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QG40F8YXXXX0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.600%	360	xx/xx/2007	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx, a married man.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.600%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2024, the reason for default was bank account related issues.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2009   Variance: -731 (Days)   Variance %:    Comment: Tape shows the first payment date data provided is xx/xx/2009; the audit value is xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Tape shows the loan's original maturity term in months; data provided is 361; the audit value is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 110.600%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 110.600%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: payment history string is updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Subject is a MH property in xx, FL. XXXX shows an estimated value xxK."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2009 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "The home is affixed to the land. As per the document located at xx, the subject property is a mobile home. The VIN numbers xx are available in the legal description of the recorded mortgage."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2FM6VGPS7F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2011	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2011 and recorded on xx/xx/2011 with instrument #xx in the amount of xx with xx.
There is a junior credit card judgment against the borrowers in favor of xx in the amount of xx, which was recorded on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Note Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2011   Tape Value: xx/xx/2020   Variance: -3349 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2020, and the audit value is xx/xx/2011.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 285   Variance: 75   Variance %: 26.31578%   Comment: Tape shows the loan original maturity term months is 285, and the audit value is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 71.700%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 71.700%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 71.700%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 71.700%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M00000000000000011111000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Subject is a MH property in xx, OK. XXXX shows an estimated value of xxK."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2020 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per the BPO report located at "xx" the subject property is a manufactured home. The VIN/serial number #xx is available in the legal description of the recorded mortgage."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4RUQCH7PNP6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	516	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument # xx in the amount of xx with xx, an unmarried woman, and xx, a single woman.
There is a junior UCC judgment against the borrower, which was recorded on xx/xx/2009 with instrument # xx
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR #2 last name is xx. xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2009   Tape Value: xx/xx/2016   Variance: -2447 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2016, but audit value shows xx/xx/2009.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 516   Tape Value: 480   Variance: 36   Variance %: 7.50000%   Comment: Loan original maturity term months are 516.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 101.400%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 101.400%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 101.400% Variance: Variance %: Comment: Tape shows original standard LTV (OLTV) as 101.400%, but audit value shows unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the note, the subject loan was originated on xx/xx/2009 in the amount of xx. The property address is not mentioned on the note document, which is located at xx & Note Information.pdf."
* Property is Mobile Home (Lvl 4) "Home is not affixed. As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home property in xx, AZ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2015 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V9V3XT59LDR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	5.000%	240	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx in the amount of xx with xx active judgments or liens have been found.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is an owner-occupied.
According to change of terms agreement dated xx/xx/2025, which is located at "xx", the new UPB is xx and interest rate is 5%, which is to be paid with monthly P&I of xx beginning from xx/xx/2025. The loan was re-amortized for the period of 93 months from xx/xx/2025.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2017. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2017. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2017 and terminated on xx/xx/2017.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: First Payment Date Loan Value: xx/xx/2013 Tape Value: xx/xx/2015 |---| -638 (Days) |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 80.300%   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 80.300%   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-67.50   Variance %: -7.91463%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000100000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string is 0000000000. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The AVM report dated xx/xx/2017 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. As per the statement of ownership document, which is located at "xx" the manufactured home with serial # xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UJ4HJSC3FQK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	180	xx/xx/2013	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of 2026 taxes for 2026 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2015   Variance: -546 (Days)   Variance %:    Comment: Tape shows xx/xx/2015 but audit value shows xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 50.400%   Variance:    Variance %:    Comment: Tape shows 50.400% but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 50.400% Variance: Variance %: Comment: Tape shows 50.400% but audit value shows Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial 2-4 unit property. Further details not provided. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Subject is a commercial 2-4 unit property in xx, NY. XXXX shows an estimated value of xxM."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. A BPO dated xx/xx/2015 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M1YRMATLUQB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,814.93	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	240	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 are delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, there is evidence of roof damage. No further details provided.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2014 Tape Value: xx/xx/2015 |---| -457 (Days) |----| Comment: As per documents Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2014."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2014."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX search reflects an estimated value of xxK. The current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "A final good faith estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents. (xx)"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. As per the UT and tax report the subject property is manufactured home. Statement of Ownership and Location located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72MJX2L3P0S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2014	Unavailable	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2016   Variance: -761 (Days)   Variance %:    Comment: First Payment date is xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 85.900%   Variance:    Variance %:    Comment: The appraisal document is missing from the value.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 85.900%   Variance:    Variance %:    Comment: The appraisal document is missing from the value.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000010100000000000000 Tape Value: 1 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note originated xx/xx/2014."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with the itemization of fees and the estimated HUD-1, is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2014."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a SF in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2016 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "The intent to proceed is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F1NBIABY3ZK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2013	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Mobile Home	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is past due in the amount of xx on xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2020   Variance: -2649 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 and audit value shows xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 120   Variance: 60   Variance %: 50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 77.800%   Variance:    Variance %:    Comment: Tape shows 77.800% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 77.800%   Variance:    Variance %:    Comment: Tape shows 77.800% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Balloon Rider Missing (Lvl 3) "The balloon rider is missing from the loan document."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The Final HUD-1, along with the preliminary HUD-1 and itemization, is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an MH property in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Mobile Home (Lvl 2) "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026 located at "xx". The affidavit of affixation document is available in loan files located at "xx", state that the manufactured home with VIN #xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LDEU0UEY0AG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	273	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx, also known of record as xx is a hospital lien against the borrower in the favor of xx, recorded on xx/xx/2022 in the amount of xx.
There is a tax warrant against the xx in favor of the State of Florida with warrant ID: xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2016   Variance: -1369 (Days)   Variance %:    Comment: First Payment date is xx/xx/2012. Tape shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 81.400%   Variance:    Variance %:    Comment: The appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 81.400%   Variance:    Variance %:    Comment: The appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001010000   Tape Value: 0   Variance:    Variance %:    Comment: 00000000000000000010100000   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "The AUS is missing from the loan file. Seller-financed note originated on xx/xx/2012."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2016 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7H9YEINMGRQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2015	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with book/page #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx(xx).
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR last name is xx. xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2022   Variance: -2282 (Days)   Variance %:    Comment: First payment date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 183   Variance: -3   Variance %: -1.63934%   Comment: Loan original maturity term months is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 25.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 25.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string is 00000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2015."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, GA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2022 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S6X646VVDMS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2022   Variance: -2130 (Days)   Variance %:    Comment: First payment date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 40.600%   Variance:    Variance %:    Comment: Original CLTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 40.600%   Variance:    Variance %:    Comment: Original standard LTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street audit value is XXXX XXXX Drive.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2046 Tape Value: xx/xx/2052 Variance: -2131 (Days) Variance %: Comment: Stated maturity date is xx/xx/2046. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired, 0X30 in the last 24 months."
* Condo / PUD rider Missing (Lvl 2)     "Condo rider is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
O6CZJVBTSDS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	120	xx/xx/2016	Not Applicable	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx, an unmarried man.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2017   Variance: -212 (Days)   Variance %:    Comment: Tape shows xx/xx/2017 and audit value shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Tape shows 121 and audit value shows 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 22.600%   Variance:    Variance %:    Comment: Tape shows 22.600% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 22.600%   Variance:    Variance %:    Comment: Tape shows 22.600% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape shows 0 and audit value shows 0000000000000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "According to the updated title report dated xx/xx/2026, the subject property address is 'xx' The subject property address is not available on the note document."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NV. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2016 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents"
* Missing Initial Closing Disclosure (Lvl 2)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed. As per the tape and tax report, the subject property type is a manufactured home. The affidavit of affixation recorded on xx/xx/2017, located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation."
* Required Documentation Missing (Lvl 2)     "List of service provider is missing from the loan documents.
Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ILA5MUPHVH2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wyoming	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2007	xx/xx/2007	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2007 and recorded on xx/xx/2007 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows Borrower last name is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2007   Tape Value: xx/xx/2017   Variance: -3500 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2017 but audit value is given as xx/xx/2007.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 87.000%   Variance:    Variance %:    Comment: Tape shows Original CLTV Ratio Percent is 87.000% but audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 87.000%   Variance:    Variance %:    Comment: Tape shows Original Standard LTV is 87.000% but audit value is given as Unavailble.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape shows payment history string is 0 but audit value is given as 00000000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Subject is a MH property in xx, WY. XXXX shows an estimated value of xxK."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL signed by the BWR is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An exterior appraisal dated xx/xx/2017 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "As per the tape data, the subject property type is a mobile home. The manufactured housing affidavit located at "xx" states that the manufactured home with VIN # xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EYNBLV5OP8Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.800%	238	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.800%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Legal Description Missing or error on the Rate Lock Origination Appraisal Right of Rescission	Field: First Payment Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2017 |---| -31 (Days) |----| Comment: First payment date is xx/xx/2017. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 238   Tape Value: 364   Variance: -126   Variance %: -34.61538%   Comment: Loan origination maturity term month audit value is 238.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 29.400%   Variance:    Variance %:    Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 29.400%   Variance:    Variance %:    Comment: Original standard LTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	4: Unacceptable	* Legal Description missing (Lvl 4) "According to the updated title report dated xx/xx/2026, the legal description mentioned on the quitclaim deed is inconsistent with the legal description mentioned on the recorded mortgage. The legal description of the subject mortgage, which is located at "xx" shows, according to the plat filed xx/xx/1983, as plat no. XXXX. The quitclaim deed that was recorded on xx/xx/2007 and located at "xx" is missing the legal phrase "xx""	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, AK. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2017 is available in the loan file with a value of xxK, showing repairs as peeling paint and snow removal. The estimated cost to cure is 3K. 1004D completion report is missing from the loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5H7BC7SDMHZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	240	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments for parcel #xx for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments for parcel #xx for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
 No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2017   Variance: -487 (Days)   Variance %:    Comment: First payment date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.700%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 56.700%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: payment history string 0000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2015."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, VA. XXXX shows estimated value xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. A XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 since inception."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed the late fees test due to the late fee charged of 10.000% exceeds the fee threshold of 5.000% by 5.000%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 5.020% exceeding the APR threshold of 4.680% over +0.340%. The subject loan is not escrowed. The subject loan originated on xx/xx/2015, and the 1-year affirmative defense period has expired.

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 5.020% exceeds the APR threshold of 4.680% over by +0.340%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer missing from loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Critical	Fail	Fail	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XIUHM8YU4ZW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$898.15	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	359	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument #xx in the amount of xx with xx.
There is a municipal lien against the xx in favor of xx, which is good through xx/xx/2026 in the amount of xx.
There are 2 prior credit card judgments against the borrower in favor of xx in the total amount of xx, which were recorded on xx/xx/2007 and xx/xx/2011.
There is a hospital lien against the xx in favor of xx in the amount of xx recorded on xx/xx/2018.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2019   Variance: -2464 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2019 but audit value is given as xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 49.700%   Variance:    Variance %:    Comment: Original CLTV ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 49.700%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD, along with itemization of fees and estimated HUD, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Note data is missing or inaccurate (Lvl 3) "There is a discrepancy between note date and mortgage origination date. The subject mortgage was signed on xx/xx/2012 and was recorded on xx/xx/2012. The note document located at "xx" shows the note date as xx/xx/2012."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AFIDN2Z1TK3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	180	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
For parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
For parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been non-owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2018   Variance: -1977 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2018, but audit value shows xx/xx/2012.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Tape shows loan original maturity term months as 181, but audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 49.000%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 49.00%, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 49.000%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 49.00%, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2027 Tape Value: xx/xx/2033 Variance: -2008 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2033, but audit value shows xx/xx/2027. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial multi-unit 2-4 NOO. Further details not provided. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi 2-4 NOO property in xx, TX. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information.pdf."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2018 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents"
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "Notary's signature date on the mortgage/deed of trust is xx/xx/2012. Note date is xx/xx/2012. Subject is in TX."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69FZEK6FS10	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	300	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2021   Variance: -1796 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 54.300%   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 54.300%   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condominium in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Condo / PUD rider Missing (Lvl 2)     "A condominium rider is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4Z7D9BYOCXW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$34.20	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx, trustees of xx dated xx/xx/1990, and restated on xx/xx/2005.
No active judgments or liens have been found.
Parcel # xx
The 1st installment of county taxes for 2025 is paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
Parcel # xx
The 1st installment of county taxes for 2025 is delinquent in the amount of xx, which is good through xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2016 Tape Value: xx/xx/2018 |---| -577 (Days) |----| Comment: First payment date is xx/xx/2016. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 122   Variance: -2   Variance %: -1.63934%   Comment: Loan original maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 87.200%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 87.200%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string is 0000000000000000. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx, AZ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The BPO report dated xx/xx/2024 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "As per the tape data, the subject property type is a mobile home. The affidavit of affixture attached with the recorded mortgage located at "xx" states that the mobile home with VIN #xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PCMTUF91FM0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$2,472.62	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2016	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with 404 xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the document 1 xx xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document current value is xx but tape shows as Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2026   Variance: -3530 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2026 but tape shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: As per the document loan original maturity term months 240 but tape shows 241.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 32.100%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent Unavailable but tape shows 32.100%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 32.100%   Variance:    Variance %:    Comment: As per the document original Standard LTV Unavailable but tape shows 32.100%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0M00000000MMMMMMMMMMMMMM Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. A XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents.

Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.

The affiliated business disclosure is missing from the loan documents.

Homeownership counseling disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZFE0PRWUV6S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$18.27	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	180	xx/xx/2016	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Supporting documents are missing. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2017   Variance: -304 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 182   Variance: -2   Variance %: -1.09890%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 72.900%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 72.900%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note document.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2031 Tape Value: xx/xx/2032 Variance: -366 (Days) Variance %: Comment: As per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note endorsement, UT, tax report, property address is xx. The subject property address is not mentioned mortgage and note document. The legal description attached with the mortgage is consistent with deed.""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The AVM report dated xx/xx/2019 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A145LMU9GO0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	6.000%	360	xx/xx/1999	xx/xx/1999	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/1999 and recorded on xx/xx/1999 with Book/Page #xx in the amount of xx with xx, as joint tenants and not as tenants in common.
No active judgments or liens have been found.
The first and second installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The first and second installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the tape of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2023. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2023.	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/1999   Tape Value: xx/xx/2020   Variance: -7824 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 and Audit value xx/xx/1999.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 412   Variance: -52   Variance %: -12.62135%   Comment: Tape shows 412 but audit value shows 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 26.400%   Variance:    Variance %:    Comment: Tape shows 26.400% and Audit value U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 26.400%   Variance:    Variance %:    Comment: Tape shows 26.400% and Audit value U/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2029 Tape Value: xx/xx/2033 Variance: -1583 (Days) Variance %: Comment: Tape shows xx/xx/2033 but audit value shows xx/xx/2029. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) ""xx"	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, MD. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2020 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O25MTCFDDMF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2010	xx/xx/2010	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2018   Variance: -2863 (Days)   Variance %:    Comment: Tape shows xx/xx/2018 and Audit value xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2026   Variance: -5785 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 362   Variance: -2   Variance %: -0.55248%   Comment: Tape shows 362 and Audit value 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 72.400%   Variance: 27.600%   Variance %: 27.60000%   Comment: Tape shows 72.400% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2010   Variance: -6 (Days)   Variance %:    Comment: Tape shows xx/xx/2010 and Audit value xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 72.400%   Variance: 27.600%   Variance %: 27.60000%   Comment: Tape shows 72.400% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2040 Tape Value: xx/xx/2048 Variance: -2922 (Days) Variance %: Comment: Tape shows xx/xx/2048 and Audit value xx/xx/2040. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The appraisal report is missing from the loan file. As per the tax report attached with the updated title report, the subject property is a mobile home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Loan does not conform to program guidelines (Lvl 3) "Subject is a mobile home in xx, NH. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2017 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Zip code given on note conflicts with the code present in Scienna (Lvl 3) "According to the updated title report dated xx/xx/2026, the tax report shows the zip code xx, which is not mentioned in the mortgage, warranty deed, and Note."	* ComplianceEase HOEPA Test Failed (Lvl 2) "This loan failed the HOEPA higher-priced mortgage loan document type test due to the documentation type of the loan was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the HOEPA higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 7.086% exceeding the APR threshold of 6.370% over +0.716%. The subject loan is not escrowed. The subject loan originated on xx/xx/2010, and the 1-year affirmative defense period has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "The final HUD-1 reflects the closing date as xx/xx/2010. The notary's signature date on the mortgage/deed of trust is xx/xx/2010. Note the date is xx/xx/2010."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z4LDG5AD6EW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	267	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
There are 05 prior and 1 junior child support liens against the xx in favor of xx, which were recorded on different dates in the total amount of xx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is a prior child support lien against the xx in favor of xx, which was recorded on xx/xx/2007 in the amount of xx.
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Legal Description
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 267   Tape Value: 299   Variance: -32   Variance %: -10.70234%   Comment: Tape shows the loan original maturity term months is 299, and the audit value is 267.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 52.300%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 52.300%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 52.300%   Variance:    Variance %:    Comment: Tape shows the original standard LTV is 52.300%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Legal Description missing (Lvl 3)     "UT shows a severe defect as legal is missing from the mortgage. According to the updated title report dated xx/xx/2026, the legal description is available on the recorded copy of the mortgage, which is located at "xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LP5M7Y3V05Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with Book/Page #xx in the amount of xx with xx, as co-trustees of xx dated xx/xx/2015.
There is a credit card judgment against the borrower in favor of xx, in the amount of xx, which was recorded on xx/xx/2023.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 8.00%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2015 Tape Value: xx/xx/2018 |---| -854 (Days) |----| Comment: As per the document first payment date unavailable but tape shows xx/xx/2018. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 86.200%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 86.200%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 86.200%   Variance:    Variance %:    Comment: As per the document original Standard LTV unavailable but tape shows 86.200%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2045 Tape Value: xx/xx/2048 Variance: -836 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2045 but tape shows as xx/xx/2048. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. The tax certificate is attached to the updated title report dated xx/xx/2026, located at "xx". The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2015."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home property in xx, SC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2017 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WUSKSK78Z9J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with book/page #xx in the amount of xx with xx.
There is a junior certificate of judgment found against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of xx.
The annual county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2022   Variance: -1249 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2017, but the tape shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2026   Variance: -2437 (Days)   Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 55.200%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 55.200%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 55.200%   Variance:    Variance %:    Comment: As per the document, the original Standard LTV is unavailable, but the tape shows 55.200%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2047 Variance: 731 (Days) Variance %: Comment: stated maturity date is xx/xx/2049. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired, 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations' disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KXF9RV2NIHT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	361	xx/xx/2009	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx, husband and wife, as community property with right of survivorship.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: First Payment Date Loan Value: xx/xx/2009 Tape Value: xx/xx/2018 |---| -3164 (Days) |----| Comment: First payment date is xx/xx/2009. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 34.400%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 34.400% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx" the subject loan was originated on xx/xx/2009 in the amount of xx. The property address is not available on the note document."	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, settlement statement, and estimated HUD-1 are missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2009."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, AZ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2019 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the tax report, which is located at "xx" the subject property type is a manufactured home. The affidavit of affixation document is available in loan files located at "xx" the subject property is a manufactured home with xx. has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YDHWX59BU9Y	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2016	xx/xx/2016	Commercial	Fixed	Purchase	Unavailable	Unavailable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There are three active code enforcement and two correction code enforcement liens in favor of the xx, which were recorded on different dates in the amount of xx. The property address mentioned the supportive document is inconsistent with the subject property.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xx on different dates.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025-2026 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The change in term agreement located at "xx" was made and effective on xx/xx/2026. As of xx/xx/2026, the amount added and owed to the note is xx. The monthly P&I is xx with an interest rate of 6.00% beginning on xx/xx/2026 and a maturity date of xx/xx/2026.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows current value as xx, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2023   Variance: -2678 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2023, but audit value shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: Tape data shows loan original maturity term months as 241, but audit value shows 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 44.500%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 44.500%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 44.500% Variance: Variance %: Comment: Tape shows original standard LTV (OLTV) as 44.50%, but audit value shows unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows the subject loan purpose is a 3-family commercial property. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2016."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a 3-family commercial property in xx, NY. XXXX shows an estimated value of xxK.

BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDMNQR6JHKF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$2,054.68	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	179	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Mixed Use	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx.
There is an IRS lien against the xx in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx. The SSN# mentioned on supportive documents is consistent with the borrower's SSN#.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.00%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2021   Variance: -1796 (Days)   Variance %:    Comment: First payment date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 73.400%   Variance:    Variance %:    Comment: Original CLTV Ratio percent NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 73.400% Variance: Variance %: Comment: Original Standard LTV is NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family mixed-use property in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The BPO report is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Property is Mixed Use (Lvl 3) "Subject was approved as OO. The tape shows the subject type is mixed-use property. Elevated for client review."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KI9K1Y34F65	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	47.387%	47.387%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx J1 in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per document xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per document   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2024   Variance: -2922 (Days)   Variance %:    Comment: Updated as per document   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Updated as per document   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 47.387%   Tape Value: 30.600%   Variance: 16.787%   Variance %: 16.78700%   Comment: Updated as per document   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 47.387%   Tape Value: 30.600%   Variance: 16.787%   Variance %: 16.78700%   Comment: Updated as per document   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000MM00000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, MS. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HNKEKD2XF3Q	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.550%	360	xx/xx/2006	Unavailable	Conventional	ARM	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2011	xx	Not Applicable	7.000%	xx	xx/xx/2011	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2011.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2011. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2011 and a maturity date of xx/xx/2041. There is no deferred balance and principal-forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2025   Variance: -6757 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 415   Variance: -55   Variance %: -13.25301%   Comment: Loan Original Maturity Term months is 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 120.37037%   Comment: Original Balance (or line amount) is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 32.100%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 32.100%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 155.86309%   Comment: Original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 8.55000% Tape Value: 7.00000% Variance: 1.55000% Variance %: 1.55000% Comment: Original Stated Rate is 8.55000%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3Z1L6Q56N88	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	240	xx/xx/2013	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with instrument # xx in the amount of xx with xx.
There is a junior hospital lien against the xx in favor of xx, which was recorded on xx/xx/2016 in the amount of xx.
There are three junior civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the tape is xx.

Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2018   Variance: -1826 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2013.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 79.100%   Variance:    Variance %:    Comment: Original CLTV ratio Percent is Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 79.100%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Unavailable Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note, the subject loan was originated on xx/xx/2013 in the amount of xx. The property address is not mentioned on the note document, which is located at "xx"	* AUS is missing (Lvl 3) "The AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2013."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the settlement statement is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 3)     "Final TIL signed by the BWR is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The Final HUD-1 Settlement Statement and Estimated HUD-1 are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2018 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The Rate Lock Agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NCE24PPD20E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2017	Not Applicable	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with book/page #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual village taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2023   Variance: -2132 (Days)   Variance %:    Comment: First payment date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 80.700%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 80.700%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string will be done by auditor. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, NY. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2022 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WOBAF24IHU8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
  The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2020 |---| -640 (Days) |----| Comment: Tape shows first payment date is xx/xx/2020. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 86.000%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 86.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 86.000%   Variance:    Variance %:    Comment: Tape shows original standard LTV is 86.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condominium in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2019 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UMU7TPKD1BI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	144	xx/xx/2018	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
There is one junior hospital lien against the xx in favor of xx, which was recorded on xx/xx/2024. The supportive document does not reflect the lien amount.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 5.00%, and a maturity date of xx/xx/2030. The P&I as per payment history is xx, and the rate of interest is 5.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2020   Variance: -640 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 and audit value shows xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Tape shows Fixed and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 144   Tape Value: 145   Variance: -1   Variance %: -0.68965%   Comment: Tape shows 145 and audit value shows 144.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 63.300%   Variance:    Variance %:    Comment: Tape shows 63.300% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 63.300%   Variance:    Variance %:    Comment: Tape shows 63.300% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Tape shows 0 and audit value shows 000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2030 Variance: Variance %: Comment: Tape shows xx/xx/2030 and audit value shows Unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The AVM report dated xx/xx/2020 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L26GCRKLKRF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2018	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
According to tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Condo/PUD Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2026   Variance: -2833 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Tape shows 121 and audit value shows 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 67.400%   Variance:    Variance %:    Comment: Tape shows 67.400% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 67.400%   Variance:    Variance %:    Comment: Tape shows 67.400% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000MMMMMMMMMMMMMMMM Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller financed note."
* Balloon Rider Missing (Lvl 3)     "The loan originated on xx/xx/2018; the balloon note is available in the loan file, located at "xx"; and the balloon rider is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Condo / PUD rider Missing (Lvl 3)     "The loan originated on xx/xx/2018; according to tape data, the subject property type is condominium, and the condominium rider is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD, along with itemization of fees and estimated CD, is missing from the loan documents."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit is available in the file located at "xx"Note & Note Information" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx".""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008; AUS and loan approval are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KX9GMRGETQI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	181	xx/xx/2017	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Supporting documents are missing. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2019   Variance: -546 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 81.900%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 81.900% Variance: Variance %: Comment: Supporting documents are missing. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The AVM report dated xx/xx/2018 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Documentation Missing (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5CEIFMOA41X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2014 with instrument # xx in the amount of xx with xx.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2010 in the amount of xx.
There are 3 criminal judgments against the borrower in favor of the xx, which was recorded on xx/xx/2021. The amount of judgment is not mentioned on the supporting document.
There are 2 junior civil judgments against the borrower in favor of the xx, which were recorded on xx/xx/2021 and xx/xx/2024. The amount of judgment is not mentioned on the supporting document.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 have been delinquent in the amount of xx, which are payable through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX but audit value is xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2022   Variance: -3164 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 But audit value is xx/xx/2013   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 359   Variance: 1   Variance %: 0.27855%   Comment: Tape shows 359 but audit value is 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 38.700%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 38.700% Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Appraisal (Lvl 4) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2021 is available in the loan file with a value of xxK, showing the property needs a new roof. The estimated cost to cure is 9K. 1004D completion report is missing from the loan documents."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SWFE7RZBK1Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	180	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	92.308%	92.308%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx, book #xx, and page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document original appraised value not applicable but tape shows xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2021   Variance: -1249 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2021 but tape shows9/21/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2026   Variance: -3075 (Days)   Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 92.308%   Tape Value: 80.200%   Variance: 12.108%   Variance %: 12.10800%   Comment: As per the document original CLTV ratio percent Unavailable but tape shows 80.200%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 92.308%   Tape Value: 80.200%   Variance: 12.108%   Variance %: 12.10800%   Comment: As per the document original Standard LTV Unavailable but tape shows80.200%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2036 Variance: -1228 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2032. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "The appraisal report is missing. The updated title report dated xx/xx/2026, located at xx, states the subject property is a manufactured home. The VIN/Serial #xx is mentioned in the legal description of the subject mortgage, which is located at "xx". The affixation affidavit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BEHC8YKT3MU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	82.143%	82.143%	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the seller's tape data, the subject property is owner-occupied.
The loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines were missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2018 with a P&I of xx, a rate of interest of 7.500%, and a maturity date of xx/xx/2048. The P&I as per payment history is xx, and the rate of interest is 7.500%. The current UPB is reflected on PH in the amount of xx. The modification agreement is missing from the loan file.	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per Note. xx: xx:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2019   Variance: -92 (Days)   Variance %:    Comment: First payment date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 82.143%   Tape Value: 75.400%   Variance: 6.743%   Variance %: 6.74300%   Comment: Original CLTV ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 82.143%   Tape Value: 75.400%   Variance: 6.743%   Variance %: 6.74300%   Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2048 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. The appraisal report is missing. As per the tape data & document located at xx Evaluation, the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired, 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5GVUA7SGNU8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
There is a junior civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2021 |---| -1371 (Days) |----| Comment: Tape shows First payment date is xx/xx/2021 but audit value is given as xx/xx/2018. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: tape shows Loan maturity term months is 121 but audit value is given as 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 42.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 42.000% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed to the land. The appraisal report is missing. As per the tape data, the subject property is a mobile home. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TCVIBURN2PS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2019   Variance: -516 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: Loan Original Maturity Term Months is 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 79.600%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 79.600% Variance: Variance %: Comment: Original Standard LTV (OLTV) is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3FBVVI50NYM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of xx.
There is a junior medical lien against the xx in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2019   Variance: -1704 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 354   Variance: 6   Variance %: 1.69491%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 65.900%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 65.900%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2044 Tape Value: xx/xx/2048 Variance: -1519 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufacture home in xx, AZ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file with the value of xxK shows property is in good condition and there is no repairs."
* Property is Manufactured Housing (Lvl 3)     "As per the appraisal evaluation document (located at "xx", the subject property type is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Schedule B of TPOL (located at "xx", which was recorded on xx/xx/1980 under book #xx and page #xx."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the BWR is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
* Required Documentation Missing (Lvl 2)     "List of service providers is missing from the loan documents.
																																																																																								Your home loan toolkit is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ISW762D9B4L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2013	xx/xx/2013	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2013 and recorded on xx/xx/2013 with Book/Page #xx in the amount of xx with the xx.
There is a writ of fieri facias (xx) against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 6.00%, and a maturity date of xx/xx/2043. The P&I as per payment history is xx, and the rate of interest is 6.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2019   Variance: -2191 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2013. Tape shows xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2013   Tape Value: xx/xx/2026   Variance: -4567 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2013   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity Term Months is 360. Tape shows 361.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 78.500%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 78.500%   Variance:    Variance %:    Comment: Original standard LTV is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2043 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S81D58Y8NNU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.250%	360	xx/xx/2008	xx/xx/2008	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2008 with a P&I of xx, a rate of interest of 12.25%, and a maturity date of xx/xx/2038. As per PH, the current rate is 8.00%, and P&I is xx. As per the seller's tape, the loan was modified on xx/xx/2021, and the modified UPB is xx. The modification agreement is missing from the loan file.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, xx: xx:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the borrower's first name data provided is XXXX, and the audit value is XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2019   Variance: -3839 (Days)   Variance %:    Comment: Tape shows the first payment date data provided is xx/xx/2019, and the audit value is xx/xx/2008.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Not Applicable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 307   Variance: 53   Variance %: 17.26384%   Comment: Tape shows the loan's original maturity term in months Data provided is 307, and the audit value is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 57.700%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 57.700%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 35.59322%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.25000%   Tape Value: 8.00000%   Variance: 4.25000%   Variance %: 4.25000%   Comment: Tape shows the original maturity stated rate data provided is 8, and the audit value is 12.5.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Not Applicable Tape Value: xx/xx/2044 Variance: Variance %: Comment: Tape shows the stated maturity date data provided is xx/xx/2044, and the audit value is xx/xx/2038. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated amount of xxK; the current UPB is xxK. BPO is available in loan documents."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8PKGSMGCF64	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	181	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There is an active real estate tax lien against the xx in favor of the xx, which was recorded on xx/xx/2017 in the amount of xx.
There is an active junior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2025. The amount of lien is not provided.
The annual installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual installments of city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan. The next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the seller's tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Unavailable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2025   Variance: -3347 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 180   Variance: 1   Variance %: 0.55555%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 15.100%   Variance:    Variance %:    Comment: Tape shows 15.100% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 15.100%   Variance:    Variance %:    Comment: Tape shows 15.100% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000MM00000000MM Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, GA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The business purpose affidavit is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N4XQMSSD9AK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
There is a federal tax lien against the xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2016 with a P&I of xx, a rate of interest of 5.000%, and a maturity date of xx/xx/2031. The P&I as per payment history is xx, and the rate of interest is 5.000%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2021   Variance: -1948 (Days)   Variance %:    Comment: Tape shows xx/xx/2021 but audit value shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 22.300%   Variance:    Variance %:    Comment: Tape shows 22.300% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 22.300%   Variance:    Variance %:    Comment: Tape shows 22.300% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2031 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO/AVM/CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Settlement date is different from note date (Lvl 2)     "Notary's signature date on the mortgage/deed of trust is xx/xx/2016. Note date is xx/xx/2016. Subject is in NC state."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KKVYWRKHTMF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$679.48	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	7.500%	240	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument # xx in the amount of xx with xx.
No active judgments or liens found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
The annual school taxes for 2025 have been exempt.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the loan was modified on xx/xx/2022.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2022. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2022. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2022 and terminated on xx/xx/2022.	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 7.500%, and a maturity date of xx/xx/2034. The P&I as per payment history is xx, and the rate of interest is 7.500%. As per the tape, the loan was modified on xx/xx/2022. The modification agreement is missing from the loan file.	Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx name is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx/xx/2022   Variance:    Variance %:    Comment: Doc Date of Last Modification is Unavailable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2019   Variance: -1857 (Days)   Variance %:    Comment: First payment date is xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 74.000%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 74.000%   Variance:    Variance %:    Comment: Original Standard LTV is NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "A lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2019 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Application Missing (Lvl 2) "The initial loan application signed by the loan originator is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender Detect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.  The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RXC3XRQGZJK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	36	xx/xx/2009	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan was modified.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2009 with a P&I of xx, a rate of interest of 5.00%, and a maturity date of xx/xx/2012. The P&I as per payment history is xx, and the rate of interest is 6.50%. The modification agreement is missing from the loan file. The loan has been modified four times since origination.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2009 Tape Value: xx/xx/2019 |---| -3713 (Days) |----| Comment: First payment date is xx/xx/2009. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 36   Tape Value: 315   Variance: -279   Variance %: -88.57142%   Comment: Loan original maturity term months are unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 67.400%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 67.400%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-99.83   Variance %: -11.03301%   Comment: As per note document P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 5.00000% Tape Value: 6.50000% Variance: -1.50000% Variance %: -1.50000% Comment: As per note document interest rate is 5.0% Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the HUD-1, or settlement statement, is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search reflects an estimated value of xxK. AVM/CDA is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4B8ZVL7383J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	240	xx/xx/2016	Not Applicable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mixed Use	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx, independent executor of the estate of xx, aka xx, deceased.
No active judgments or liens have been found.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: UA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2019   Variance: -942 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 66.100%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 66.100%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: \   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2036 Tape Value: xx/xx/2039 Variance: -973 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mixed Use (Lvl 4) "Subject loan is OO. Tape and file show subject loan purpose is mixed use, as the BWR operates a food trucking business and embroidery business from the property. Further details not provided. Elevated for client review."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mixed-use property in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM report is available in the loan file."
* Missing Initial 1003_Application (Lvl 3) "The initial loan application signed by the loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RZNDW4ICGI3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	180	xx/xx/2019	xx/xx/2019	Commercial	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Mixed Use	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
There is an active ECB lien against the xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx.
There are six code enforcement liens against the xx in favor of the xx, which were recorded on different dates. The amount of liens is not mentioned on the supportive documents.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2009 in the amount of xx.
There are two civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2021 and xx/xx/2023 in the amount of xx.
The 1st, 2nd, 3rd, and 4th combined taxes for 2026 have been paid in the total amount of xx on different dates.
The water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -641 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 33.100%   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 33.100% Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mixed-use property in xx, NY. XXXX shows an estimated value of xx.

BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX and other sites do not reflect property's estimated value. An AVM dated xx/xx/2020 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Property is Mixed Use (Lvl 3) "Subject is OO. Tape and file show the subject is a mixed-use property with a laundry shop on the first floor and a residential dwelling on the second floor. Elevated for client review."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2AMBF0SD8C0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	144	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx Bk/Pg# xx in the amount of xx with xx.
No active judgments or liens have been found.
The water charges for 2026 are delinquent in the amount of xx, which is payable through xx/xx/2026.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of city taxes for 2025 is paid in the amount of xx on xx/xx/2025.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, property is non-owner occupied.
Reason for default is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan is NOO. ATR could not be determined, as 1008 and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2025 |---| -2557 (Days) |----| Comment: First payment date is xx/xx/2018. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 17.400%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 17.400%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2018."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF non-rental in xx, GA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and lending guidelines are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NZIPT9ITY8A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	240	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1764 (Days)   Variance %:    Comment: First payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2026   Variance: -2557 (Days)   Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 242   Variance: -2   Variance %: -0.82644%   Comment: Loan original maturity term months is 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 46.600%   Variance:    Variance %:    Comment: original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 46.600% Variance: Variance %: Comment: original standard LTV (OLTV) is unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired, 0X30, in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Settlement date is different from note date (Lvl 2)     "The notary's signature date on the mortgage/deed of trust is xx/xx/2018. Note date is xx/xx/2018."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9F32ADRZH99	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	300	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx, aka xx, and xx, Jr.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -304 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 301   Variance: -1   Variance %: -0.33222%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 87.200%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 87.200%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2043 Tape Value: xx/xx/2044 Variance: -336 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2019 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D0RNQBT82J6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	168	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
The annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -91 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2026   Variance: -2404 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 66.100%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 66.100%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001000000000   Tape Value: 0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is Mobile Home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. The tax certificate is attached to the updated title report dated xx/xx/2026, located at "xx". The subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation. UT shows alert for the same."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx, FL. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 1X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6MUUM3E5ZRW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	132	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 4.50000%, and a maturity date of xx/xx/2029. The P&I as per payment history is xx, and the rate of interest is 4.500%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2019   Variance: -426 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2018   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2026   Variance: -2685 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2018   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 81.400%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is UnVAIBLE   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 81.400%   Variance:    Variance %:    Comment: Original Stanaddr Unavaible   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2029 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. The document which is located at "xx" the subject property type is a mobile home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "A lending guideline is missing from the loan document."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an mobile home in xx, FL. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2019 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WAJMFE0RWZK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	72	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.250%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx are two hospital liens against the xx in favor of xx, which were recorded on xx/xx/2018 and xx/xx/2021 in the total amount of xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2020 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is job loss.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification was made between the borrower xx and the lender xx on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.250% beginning on xx/xx/2022 and a maturity date of xx/xx/2052. There is no deferred balance and principal forgiven amount. The loan has been modified for the first time since origination.	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2022   Variance: -1946 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 53.400%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 53.400%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-11.94   Variance %: -1.53202%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 0   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2016."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2022 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 1X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
* Required Documentation Missing (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IG92TH78NX8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx, an unmarried woman.
No active judgments or liens have been found.
The annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current value is Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2020   Variance: -640 (Days)   Variance %:    Comment: First payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Loan original Maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 66.200%   Variance:    Variance %:    Comment: Original CLTV ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 66.200%   Variance:    Variance %:    Comment: Original standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: 0000000000000000000000000000 Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Balloon Rider Missing (Lvl 3)     "The balloon rider is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home property in xx, AZ. XXXX search shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land. As per the legal description of the recorded mortgage (located at "xx", the subject property type is a manufactured home with VIN # xx. The affidavit of affixation attached with the recorded mortgage located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2018. Note date is xx/xx/2018. Subject is in AZ state."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8YVMLBCMQGL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2018	Unavailable	Conventional	ARM	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -486 (Days)   Variance %:    Comment: First payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 41.100%   Variance:    Variance %:    Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 41.100%   Variance:    Variance %:    Comment: Original LTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-36.42 Variance %: -6.97580% Comment: Original stated P&I audit value is xx. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX search shows an estimated amount of xxK. BPO/AVM/CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, AUS, and loan approval are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired, 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJE7N9NL8F0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	Unavailable	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 180   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 26.800%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 26.800%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, NC. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JX7HS85ZRQJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	289	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX and Audit value xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 289   Tape Value: 290   Variance: -1   Variance %: -0.34482%   Comment: Tape shows 290 and Audit value 289.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 49.700%   Variance:    Variance %:    Comment: Tape shows 49.700% and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 49.700% Variance: Variance %: Comment: Tape shows 49.700% and Audit value N/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LP9LBH7YF97	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	182	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property that was originated on xx/xx/2024 in favor of the xx, which was recorded on xx/xx/2025 with instrument #xx in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 5.00%, and a maturity date of xx/xx/2032. The P&I as per payment history is xx, and the rate of interest is 5.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: U/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2023   Variance: -2069 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 182   Tape Value: 183   Variance: -1   Variance %: -0.54644%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 25.600%   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 25.600%   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2032 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K54KMS1FFWI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 in Book #xx, Page #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2023 have been paid in the amount of $xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2022   Variance: -1765 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 but audit value shows xx/xx/2017.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 81.300%   Variance:    Variance %:    Comment: Tape shows 81.300% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 81.300% Variance: Variance %: Comment: Tape shows 81.300% but audit value shows U/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. The updated title report dated xx/xx/2026 located at "xx" shows the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2017."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, MD. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2021 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9UVB9ZO85P5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	181	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2020 |---| -823 (Days) |----| Comment: First payment date is xx/xx/2018. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 180   Variance: 1   Variance %: 0.55555%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 45.100%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2018   Variance: -5 (Days)   Variance %:    Comment: Original note date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 45.100% Variance: Variance %: Comment: Original standard LTV is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX does not show an estimated value."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents.XXXX does not show an estimated value.. BPO/AVM/CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired, 0X30 since inception."
* Compliance Testing (Lvl 2)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BKNDMRXT6V6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	144	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	82.576%	82.576%	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx J1 in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2018 Tape Value: xx/xx/2020 |---| -884 (Days) |----| Comment: Note reflects 1st payment date as xx/xx/2018. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 82.576%   Tape Value: 72.800%   Variance: 9.776%   Variance %: 9.77600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 82.576%   Tape Value: 72.800%   Variance: 9.776%   Variance %: 9.77600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. The current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OW10KHXHYSU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with Book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st & 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
 No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
As per the auto pay plan, the P&I is in the amount of xx, which is starting from xx/xx/2020.
No foreclosure activity has been found. No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx and a maturity date of xx/xx/2034. The P&I as per payment history tape data is xx. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2020   Variance: -336 (Days)   Variance %:    Comment: First Payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2026   Variance: -2314 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 62.600%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 62.600%   Variance:    Variance %:    Comment: Original Standard LTV is unavailable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, CT. XXXX show an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2020 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DDXCSECDIE9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	300	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first installment of county taxes for 2025 has been paid in the partial amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2020 Tape Value: xx/xx/2020 |---| -183 (Days) |----| Comment: As per the document first payment date xx/xx/2020 but tape shows xx/xx/2020. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -2132 (Days)   Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 82.700%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 82.700%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 82.700% Variance: Variance %: Comment: As per the document original Standard LTV unavailable but tape shows 81.700%. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in IN state, which has unlimited assignee liability for high-cost loans, and the final executed CD is missing."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX shows an estimated value of xxK. BPO/AVM/CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008 and AUS are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired, 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Number of units in the property is inconsistent with the tape (Lvl 1) "The number of units in the property is inconsistent with the tape."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H2OV402DVNM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$277.94	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	239	xx/xx/2015	xx/xx/2016	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2016 Tape Value: xx/xx/2020 |---| -1704 (Days) |----| Comment: Tape shows first payment date as xx/xx/2020, but audit value shows xx/xx/2016. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 239   Tape Value: 240   Variance: -1   Variance %: -0.41666%   Comment: Tape shows loan original maturity term months as 240, but audit value shows 239.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 44.400%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 44.400%, but audit value shows 52.460%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 44.400%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 44.400%, but audit value shows 52.460%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO/AVM/CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired, 0X30 since inception."
* Compliance Testing (Lvl 2)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FBUFXY21S02	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$988.22	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2025 has been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2022   Variance: -790 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 and audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Tape shows 181 and audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 55.100%   Variance:    Variance %:    Comment: Tape shows 55.100% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 55.100% Variance: Variance %: Comment: Tape shows 55.100% and audit value shows Unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The subject property is manufactured. The affidavit of affixation document is available in loan files located at "xx", reflecting that the home is affixed permanently to the land with serial #xx."
* Subject property is a manufactured home (Lvl 2)     "The home is affixed to the land. As per the document located at "xx", the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "xx", reflecting that the home is affixed permanently to the land with serial #xx."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QT90089I4HI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	361	xx/xx/2020	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008, AUS, loan approval and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -304 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 85.800%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 85.800%   Variance:    Variance %:    Comment: Original Standard LTV(OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline document is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX shows the estimated value at xxK, and the current UPB is xxK. BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkiTAcknowledgment/disclosure tracking is missing in the loan file.  The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XBPTBSGWLV5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	120	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of county taxes for 2025 have been paid in the total amount of xx on different dates.
The annual installment of water/sewer charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX and Audit value xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX and Audit value xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2021   Variance: -458 (Days)   Variance %:    Comment: Tape shows xx/xx/2021 and Audit value xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Tape shows 121 and Audit value 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 82.800%   Variance:    Variance %:    Comment: Tape shows 82.800% and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 82.800%   Variance:    Variance %:    Comment: Tape shows 82.800% and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the loan file, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "The AUS/DU is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NV. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008, and AUS is missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file. The settlement services provider list is missing from the loan documents. (xx)"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BAA52Q63023	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
The 1st annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 6.00%, and a maturity date of xx/xx/2031. The P&I as per payment history is xx, and the rate of interest is 6.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document current value is not applicable but tape shows as xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2021   Variance: -1706 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2016 but tape shows xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the document loan amortization type fixed but tape show fixed.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: As per the document loan original maturity term months 180 but tape shows 181.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 68.400%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent not applicable but tape shows 68.400%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 68.400%   Variance:    Variance %:    Comment: As per the document original Standard NA but tape shows 68.400%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2036 Variance: Variance %: Comment: As per the document stated maturity date is unavailable but tape shows as xx/xx/2036. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx/xx/2016 in the amount of xx. The property address is not provided on the note document."
* Property is Manufactured Housing (Lvl 4) "As per the appraisal evaluation document, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation document is missing from the loan file."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2020 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2016. Note date is xx/xx/2016. Subject is in AZ state."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VIV45F4PI6D	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	New Jersey	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	119	xx/xx/2020	xx/xx/2020	Commercial	Fixed	Purchase	63.636%	63.636%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
There are five prior credit card judgments against the borrower xx in favor of xx, which were recorded on different dates in the total amount of xx.
The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The first, second, third, and fourth installments of town taxes for 2025 and 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The first and second installments of utilities/MUD charges for 2025-2026 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2021   Variance: -123 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.636%   Tape Value: 62.100%   Variance: 1.536%   Variance %: 1.53600%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 63.636% Tape Value: 62.100% Variance: 1.536% Variance %: 1.53600% Comment: As per loan documents. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan documents. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial 2-4 unit property in xx, NJ. XXXX search shows an estimated value of xxK. Current UPB is xxK.

BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in their individual names. Personal guaranty is available in the loan file."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2020 is available in the loan file with an appraised value of xxK shows property is in good condition and there are no repairs."
* Missing required 1-4 family rider (Lvl 3)     "The subject is a 2-family property, and the 1-4 family rider is missing from the loan documents."
* Property is Commercial Prop (Lvl 3) "Subject loan is NOO. Tape shows the subject's loan purpose is a commercial 2-4 unit property. Further details not provided. Elevated for client review."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary (xx) is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VDAAKNO6AC0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	361	xx/xx/2004	xx/xx/2004	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2004 and recorded on xx/xx/2004 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows U/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2004   Tape Value: xx/xx/2021   Variance: -5906 (Days)   Variance %:    Comment: Tape shows xx/xx/2021 but audit value shows xx/xx/2004.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 361   Tape Value: 362   Variance: -1   Variance %: -0.27624%   Comment: Tape shows 362 but audit value shows 361.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 24.000%   Variance:    Variance %:    Comment: Tape shows 24.000% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 24.000% Variance: Variance %: Comment: Tape shows 24.000% but audit value shows U/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The tax certificate is attached to the updated title report dated xx/xx/2026, located at "xx" the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial manufactured home rental in xx, CA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. A BPO report is available in the loan file."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JX3TS2OBWT7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx, as to a fifty (xx) percent interest, and xx, sole trustee of xx dated xx/xx/2019.
There is one junior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2021   Variance: -426 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 50.000%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 50.000% Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2020."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2021 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing Initial LE (Lvl 3) "Initial LE is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
AWMKCNANNN4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2005	xx/xx/2005	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2005 and recorded on xx/xx/2005 with instrument #xx in the amount of xx with xx, an unmarried woman, and xx, an unmarried woman, as joint tenants.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/26 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.

Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Note Origination Appraisal	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR first name is xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 304   Variance: -184   Variance %: -60.52631%   Comment: Maturity term is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 27.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 27.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2031 Tape Value: xx/xx/2031 Variance: 212 (Days) Variance %: Comment: Maturity date is xx/xx/2031. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx"."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fees and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL document is missing in the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YY7QNJJVOTM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	241	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with xx.
There is an active IRS lien against the xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.
There are two junior UCC liens against the xx in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2023.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of combined taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2019 Tape Value: xx/xx/2021 |---| -669 (Days) |----| Comment: As per the document first payment date xx/xx/2019 but tape shows xx/xx/2021. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: 59 (Days)   Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 241   Tape Value: 242   Variance: -1   Variance %: -0.41322%   Comment: As per the document loan original maturity term months 241 but tape shows 242.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 44.500%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 44.500%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: 14 (Days)   Variance %:    Comment: As per the document original note doc date xx/xx/2019 but tape shows xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 44.500% Variance: Variance %: Comment: As per the document original Standard LTV unavailable but tape shows 44.500%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the BPO report, which is located at xx Evaluation,"xx"	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, WA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50EE5PT1ZUS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	360	xx/xx/2019	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	10.375%	xx	xx/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan was modified on xx/xx/2022.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 10.375% beginning on xx/xx/2022 and a maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2021   Variance: -792 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2021, but audit value shows xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 36   Variance: 324   Variance %: 900.00000%   Comment: Tape shows loan original maturity term months as 36, but audit value shows 360.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-67.31   Variance %: -0.11591%   Comment: Tape shows original balance (or line amount) as xx, but audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 74.200%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 74.200%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 74.200%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 74.200%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 11.39741% Comment: Tape shows original stated P & I as xx, but audit value shows xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2019."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, NY. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B0K9G1H31RU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,982.55	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	84	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is a prior child support lien against xx in favor of the xx, which was recorded on xx/xx/2013 in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a civil judgment against the borrower in favor of xx, successor by merger to Discover Bank, which was recorded on xx/xx/2026 in the amount of xx.
The annual combined taxes for 2025 were paid in the total amount of xx on xx/xx/2026.
The annual school taxes for 2024 were paid in the total amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -214 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.000%   Tape Value: 88.800%   Variance: 1.200%   Variance %: 1.20000%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 90.000% Tape Value: 88.800% Variance: 1.200% Variance %: 1.20000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2021."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO/AVM/CDA is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KM8OTND08LX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.000%	59	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2020	xx	Not Applicable	Unavailable	Unavailable	xx/xx/2020	Extend Term	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx.
There is a credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2020.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2024. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.

ATR could not be determined as 1008, AUS, loan approval and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2020. As per the modified term, the new principal balance is xx. No other terms of the mod were changed. The payment starts from xx/xx/2020 and has a maturity date of xx/xx/2027. There is no deferred balance and no principal forgiven amount.	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2017 Tape Value: xx/xx/2025 |---| -3044 (Days) |----| Comment: First payment date is xx/xx/2017. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 59   Tape Value: 119   Variance: -60   Variance %: -50.42016%   Comment: Loan original maturity term months are 59.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 20.900%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 20.900% Variance: Variance %: Comment: Original standard LTV (OLTV) is U/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2017."
* Balloon Rider Missing (Lvl 3)     "Balloon rider signed by the borrower is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending program guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condominium in xx, FL. XXXX shows an estimated value of xx.."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX does not show an estimated value. A BPO is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2017, and the 3-year SOL has expired."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the borrower and loan originator is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.
The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary (xx) is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H8CU28GP97B	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	253	xx/xx/2012	xx/xx/2012	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2012 and recorded on xx/xx/2012 with instrument # xx in the amount of xx with xx
There is are two prior and one junior active Writ of Fieri Facias judgments against the borrower in favor of the xx, which was recorded on xx/xx/2006, xx/xx/2012 and xx/xx/2019 in the total amount of xx.
There is a FIFA real estate tax lien against the xx in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual combined taxes are exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Audit value updated asper document xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated asper document   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated asper document   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated asper document   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2012   Tape Value: xx/xx/2023   Variance: -3864 (Days)   Variance %:    Comment: Audit value updated asper document   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated asper document   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 49.700%   Variance:    Variance %:    Comment: Audit value updated asper document   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 49.700% Variance: Variance %: Comment: Audit value updated asper document Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Appraisal (Lvl 4) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2023 is available in the loan file with a value of xxK and shows the subject property needs installation of a new roof. The estimated cost to cure is xx. 1004D report is missing from the loan documents."
* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx/xx/2012 in the amount of xx. The property address is not available on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, GA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per tax report, the subject property type is a manufactured home. The certificate of permanent location of MH and legal description attached with the mortgage located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YAU8E9IQ8AN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Not Applicable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value N.A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -184 (Days)   Variance %:    Comment: First Payment Date is 0711/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 58.300%   Variance:    Variance %:    Comment: Original CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 58.300% Variance: Variance %: Comment: LTV N.A Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "BPO report shows the subject property needs exterior paint and roof cleaning. The estimated cost to cure is xx. 1004D report is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile rental commercial property in xx, FL. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of XXXX. Current UPB is xxK."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "According to the updated title report, the subject property consists of 3 mobile homes. The mobile home retirement affidavit available in the UT located at Ln#xx#21"xx"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ITFAYJ4IIK5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	361	xx/xx/2021	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per loan audit. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -151 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 88.900%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 88.900%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2021."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2022 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Property type is inconsistent with the tape (Lvl 3) "Tape show subject property type is low-rise condo. Review of the loan file shows the subject property type is a single family."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021 and the 3-year SOL has expired, 1X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99FBGSUF5OM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2019 with a P&I of xx, a rate of interest of 6.000%, and a maturity date of xx/xx/2034. The P&I as per payment history is xx, and the rate of interest is 6.000%. The current UPB is reflected on tape in the amount of xx. There is a difference in P&I. As per the seller's tape data, the loan has been modified. The modification agreement is missing from the loan file.

Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document current in foreclosure is yes but tape shows not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2022   Variance: -1066 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2019 but tape shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2026   Variance: -2467 (Days)   Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 74.400%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent Unavailable but tape shows 74.400%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 74.400%   Variance:    Variance %:    Comment: As per the document original Standard LTV 74.400 but tape shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZR3XWXNG10	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	178	xx/xx/2018	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
There is one civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2020 in the amount of xx.
There is a notice of state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2020 in the amount of xx.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage with a P&I of xx, a rate of interest of 8.00%, and a maturity date of xx/xx/2033. The P&I as per tape is xx, and the rate of interest is 8.00%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2022   Variance: -1431 (Days)   Variance %:    Comment: The tape shows the first payment date as xx/xx/2022, but the audit value shows xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 178   Tape Value: 177   Variance: 1   Variance %: 0.56497%   Comment: The tape shows the loan's original maturity term of 177 months, but the audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 43.300%   Variance:    Variance %:    Comment: The tape shows the original CLTV ratio percent of 43.300%, but the audit value shows "unavailable."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 43.300%   Variance:    Variance %:    Comment: Tape shows the Original Standard LTV (OLTV) at 43.300%, but the audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-37.13   Variance %: -6.08558%   Comment: Tape shows the original stated P&I of xx, but the audit value shows xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2033 Variance: Variance %: Comment: The tape shows the stated maturity date as xx/xx/2033, but the audit value shows xx/xx/2033. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO/AVM/CDA is missing in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6XFRAH75VJH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There are two prior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2007 and xx/xx/2010 in the total amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is self-employed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -182 (Days)   Variance %:    Comment: First Payment date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1522 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2021   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 51.600%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is 100.00%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 51.600% Variance: Variance %: Comment: Original Standard LTV is 100.000% Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2021."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, FL. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHFD1OLRY50	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	180	xx/xx/2019	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with 383 xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 12.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX-xx and audit value shows XXXX. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2022   Variance: -1126 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 and audit value shows xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Tape shows 181 and audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 35.400%   Variance:    Variance %:    Comment: Tape shows 35.400% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 35.400% Variance: Variance %: Comment: Tape shows 35.400% and audit value shows Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Missing Appraisal (Lvl 4) "The appraisal report is missing from the loan documents. A XXXX search shows an estimated value of 291K. Current UPB is xxK. A BPO dated xx/xx/2022 is available in the loan file with a value of xxK and shows the property is in need of replacing roof shingles, and the top layer has eroded away in a spot. The estimated cost to cure is xx."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The BPO dated xx/xx/2022 shows the property is in need of replacing roof shingles, and the top layer has eroded away in a spot. The estimated cost to cure is xx. 1004D report is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an MH property in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the appraisal evaluation, which is located at "xx" the subject property type is a manufactured home. The certificate for the manufactured home located at "xx" states that the manufactured home with serial numbers xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WUHWAR0WAO0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with Book/Page #xx in the amount of xx with xx.
There is a junior civil judgment against the borrower, xx, in favor of xx. in the amount of xx, which was recorded on xx/xx/2020.
The annual county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been paid in the total amount of xx on xx/xx/2026.
The water charges are delinquent in the amount of xx which is payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB, reflected as per the payment history, is xx. The borrower is making payments as per the document located at "xx"	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2002   Tape Value: xx/xx/2022   Variance: -7397 (Days)   Variance %:    Comment: First payment date is xx/xx/2002.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan Original Maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 17.600%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 17.600%   Variance:    Variance %:    Comment: Original Standard LTV is NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 12.84405%   Comment: Original Stated P & I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 6.25000% Tape Value: 5.00000% Variance: 1.25000% Variance %: 1.25000% Comment: Original Stated rate is 6.25000% Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement and estimated HUD-1 are missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2022 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5WTVJ9DVX47	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,543.91	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx. as joint tenants with right of survivorship.
No active judgments or liens have been found.
The annual village taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2024   Variance: -1980 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 62.700%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 62.700% Variance: Variance %: Comment: Original Standard LTV (OLTV) is Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and file show the subject property is a mixed use property. The 1st floor is being used as a hair salon, and a 1-bedroom apartment is on the 2nd floor. Elevated for client review."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mixed use in xx. XXXX shows an estimated value of xxK. The 1st floor is being used as a hair salon, and a 1-bedroom apartment is on the 2nd floor. Elevated for client review."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information.pdf."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX shows the estimated value at xxK. . A BPO/AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89NJ707F5T2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	Unavailable	xx/xx/2022	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 have been delinquent in the amount of xx, which are payable through xx/xx/2026.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 8.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -123 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 360   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 62.500%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 62.500%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2052 Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The BPO report dated xx/xx/2022 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal evaluation document, which is located at "xx" the subject property type is a manufactured home. The manufactured home affidavit of affixation attached with the recorded mortgage located at "xx" states that the manufactured homes with serial numbers xx have been affixed to the permanent foundation. Final title policy schedule B shows an exception for the same MH affixation of affidavit document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 1X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZHO79X7OVB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	35	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	Unavailable	Not Applicable	8.250%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx. xx, Trustees of xx.
No active judgments or liens have been found.
The second installment of combined taxes for 2025 is due in the total amount of xx on xx/xx/2026.
The first installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lenders, xx, on xx/xx/2025. The monthly P&I is xx with an interest rate of 8.25% beginning on xx/xx/2025 and a maturity date of xx/xx/2030. There is no deferred balance and principal-forgiven amount.	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value N.A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1158 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 35   Tape Value: 97   Variance: -62   Variance %: -63.91752%   Comment: Loan original maturity term months is 35.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 56.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 56.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-225.00   Variance %: -14.51612%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 5.00000% Tape Value: 8.25000% Variance: -3.25000% Variance %: -3.25000% Comment: Original stated rate is 5.00000%. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home property in xx, ID. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "As per the appraisal evaluation report located at "xx" the subject property is a manufactured home. As per the document located at "xx" the manufactured home with serial no. xx that has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EXKFMM8S71H	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2020	xx/xx/2020	Commercial	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx. There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2021 and was recorded on xx/xx/2021 with the instrument # xx The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property needs repairs of exterior doors, roof/gutters, and trashout/landscaping, and the estimated cost of repairs is xx. No details have been found regarding the completion of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is non-owner occupied.
According to the assumption agreement recorded on xx/xx/2022 located at xx, the borrower's obligation under note and mortgage was assumed by "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2022   Variance: -913 (Days)   Variance %:    Comment: Tape shows xx/xx/2022 and audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.900%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 31.900% Variance: Variance %: Comment: NA, Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is missing from the loan file." * Property is Commercial Prop (Lvl 4) "Subject was approved as NOO. Tape shows the subject loan purpose is a commercial. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial single-family in xx, SC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2022 is available in the loan file with a value of xxK, showing repairs as minor damages on exterior doors, fascia and soffit, and removal of exterior debris. The estimated cost to cure is 2,500. 1004D completion report is missing from the loan documents."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file." * Missing flood cert (Lvl 2) "The flood certificate is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents." * Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents." * Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2VYELVCODDS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	144	xx/xx/2018	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 in Book xx, Page xx in the amount of xx with xx.
There is a credit card judgment against the borrower in favor of xx for xx, which was recorded on xx/xx/2020 in the amount of xx.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2022   Variance: -1553 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 144   Tape Value: 145   Variance: -1   Variance %: -0.68965%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 38.700%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 38.700% Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, NY. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents.

Your home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KB23A1106CP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	xx	9.000%	61	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx, a Married Man, as his sole and separate property.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Unavailable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -915 (Days)   Variance %:    Comment: First payment date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 61   Tape Value: 122   Variance: -61   Variance %: -50.00000%   Comment: Loan Original maturity term month.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 63.300%   Variance: 36.700%   Variance %: 36.70000%   Comment: Original CLTV ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 63.300%   Variance: 36.700%   Variance %: 36.70000%   Comment: Original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2027 Tape Value: xx/xx/2032 Variance: -1827 (Days) Variance %: Comment: Stated maturity date is xx/xx/2027. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per tape and UT, the subject property type is a manufactured home. The appraisal report is missing from the loan file. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, CA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 last 12 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HO04WIEQUHG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx, a married person.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the servicing comments dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details not found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines are missing.

Foreclosure Comments:As per the servicing comments dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -427 (Days)   Variance %:    Comment: As per the document, the first payment date is xx/xx/2021, but the tape shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: As per the document, the loan original maturity term months is 180, but the tape shows 181.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 33.800%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 33.800%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 33.800%   Variance:    Variance %:    Comment: As per the document, the original standard LTV is unavailable, but the tape shows 33.800%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2036 Tape Value: xx/xx/2036 Variance: -30 (Days) Variance %: Comment: As per the document, the stated maturity date is xx/xx/2036, but tape shows as xx/xx/2036. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, AK. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK. BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.

Settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q17U6LBAZ5U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$15.30	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -91 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 74.500%   Variance:    Variance %:    Comment: As per tape CLTV shows 74.50%.Audit value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 74.500% Variance: Variance %: Comment: As per tape LTV shows 74.50%.Audit value is N/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "The balloon rider signed by the borrower is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, AK. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired, 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A8R5LUNCS01	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx as trustees of xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.
The borrower is making payment as per the autopay plan doc located at "xx"	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows Borrower #2 Last name. The last name is xx, but the audit value shows XXXX. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx name. The last name is xx, but the audit value shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, but the audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2022   Variance: -640 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2022, but the audit value is given as xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1795 (Days)   Variance %:    Comment: Tape shows interest paid through date is xx/xx/2026, but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: The tape shows the original maturity term of the loan is 181, but the audit value is given as 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 82.600%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percentage is 82.600%, but the audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 82.600% Variance: Variance %: Comment: Tape shows Original Standard LTV is 82.600% but audit value is given as Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, SC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Property is Mobile Home (Lvl 3) "As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home. The affidavit of confirming mobile home title retirement attached with the UT located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation. The final title policy shows an exception for manufacture home affixation."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98Y7TQ1CDKU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2008	xx/xx/2008	Commercial	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2008 and recorded on xx/xx/2008 with instrument #xx in the amount of xx with xx, Jr.
No active judgments or liens have been found.
The annual combined taxes for 2026 were paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025-2026 were paid in the amount of xx on xx/xx/2025.
The annual village taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2008   Tape Value: xx/xx/2023   Variance: -5509 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2008. Tape shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 22.500%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 22.500%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2038 Tape Value: xx/xx/2037 Variance: 365 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2008. Tape shows xx/xx/2037. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. Tape shows the subject loan purpose is a 2-family commercial property. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a 2-family commercial property in xx, NY. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2M16MG0YZ94	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There is a prior civil judgment against xx in favor of xx, which was recorded on xx/xx/2008 in the amount of xx. The judgment is not against the subject borrower.
The annual taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which were due on xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1157 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1249 (Days)   Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 64.300%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 64.300% Variance: Variance %: Comment: Original Standard LTV (OLTV) is Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo property in xx, FL. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "A notice of servicing transfer is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
INKHHBZIV1N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	119	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There is a state tax warrant with ID # L1233154656 against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx. The SSN on the supportive document is consistent with the borrower's SSN.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the borrower.
No foreclosure activity has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2023 |---| -275 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 119   Tape Value: 120   Variance: -1   Variance %: -0.83333%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 70.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 70.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-48.92 Variance %: -2.27649% Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx, OR. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The BPO report dated xx/xx/2022 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Property is Manufactured Housing (Lvl 3) "The home is affixed to the land. The updated title report dated xx/xx/2026, located at "xx". The application for recording the manufactured home as real property was recorded on xx/xx/2022 with instrument # xx Schedule B of the final title policy, which is located at "xx", shows the notice of manufactured home installation on foundation recorded on xx/xx/2022 with instrument #xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56RG5XNUEYG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	204	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	44.774%	44.774%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2009 in favor of xx in the amount of xx, which was recorded on xx/xx/2009 with the instrument # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -153 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 44.774%   Tape Value: 44.200%   Variance: 0.574%   Variance %: 0.57400%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 44.774%   Tape Value: 44.200%   Variance: 0.574%   Variance %: 0.57400%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2039 Tape Value: xx/xx/2039 Variance: -146 (Days) Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan documents. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2022 is available in the loan file with an appraised value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and lending guidelines are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. Tax certificate attached with the updated title report dated xx/xx/2026, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "xx", reflecting that the home is affixed permanently to the land with VIN#xx."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41ZC4N6HXNE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There is one hospital liens against the borrower in the favor of xx, which was recorded on xx/xx/2025.
There is a child support lien in the amount of xx in favor of the xx, which was recorded on xx/xx/2024. The SSN# mentioned on the document does not match with the borrower's SSN#.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX and audit value shows XXXX. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX xx and audit value shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -610 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 and audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 182   Variance: -2   Variance %: -1.09890%   Comment: Tape shows 182 and audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 51.200%   Variance:    Variance %:    Comment: Tape shows 51.200% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 51.200%   Variance:    Variance %:    Comment: Tape shows 51.200% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2037 Tape Value: xx/xx/2037 Variance: -31 (Days) Variance %: Comment: Tape shows xx/xx/2037 and audit value shows xx/xx/2037. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The post-close BPO report dated xx/xx/2023 shows the fascia is unpainted. The estimated cost to cure is xx. The 1004D, or an engineer inspection report, is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows the estimated value at xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired, 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents. (xx)"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C75KRIG90N0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	168	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -151 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1310 (Days)   Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 168   Tape Value: 158   Variance: 10   Variance %: 6.32911%   Comment: Loan original maturity term months is 165.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.54709%   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 40.800%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 40.800%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-118.84   Variance %: -8.49561%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.50000%   Tape Value: 7.50000%   Variance: -1.00000%   Variance %: -1.00000%   Comment: Original Stated Rate is 6.5000%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2036 Tape Value: xx/xx/2036 Variance: 153 (Days) Variance %: Comment: Stated Matuirty Date is xx/xx/2036 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired, 0X30 since inception."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UUO9W6YYZVM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2019	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name audit value is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2023   Variance: -1492 (Days)   Variance %:    Comment: First payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 65.800%   Variance:    Variance %:    Comment: Original CLTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 65.800% Variance: Variance %: Comment: Original standard LTV audit value is unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note located at "xx", the subject loan was originated on xx/xx/2019 in the amount of xx. The property address is not available on the note document."
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2019."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit is available in the loan file located at "xx" and shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. 0X30 last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9C12AO7U1UZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	72	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with BK/Pg #xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx in the amount of xx originated on xx/xx/2022 and recorded on xx/xx/2022 in BK/Pg #xx .
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2023   Variance: -212 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2022. Tape shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 72   Tape Value: 71   Variance: 1   Variance %: 1.40845%   Comment: Loan Original Maturity Term Months is 72. Tape shows 71.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.900%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 31.900% Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the updated title report dated xx/xx/2026, the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation. The UT shows a defect, as the mobile home affixation affidavit is missing."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, AL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file.

Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CL0NQD57P0V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	300	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx, Co-Trustees of xx dated xx/xx/2004.
No active judgments or liens have been found.
The annual combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 7.60869%   Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 70.600%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 70.600% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The property valuation report shows the exterior of the subject property is in need of painting. The estimated cost to cure is xx. 1004D is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired, 0X30 in the last 24 months."
* Compliance Testing (Lvl 2)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the tax report, which is located at "xx" the subject property type is a manufactured home. The legal description attached to the subject mortgage shows VIN/Serial #xx, and the mobile home title is retired."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P4KLT75CDTH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx and Trust dated xx/xx/2018, by xx, trustee.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of school taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -854 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1188 (Days)   Variance %:    Comment: Interest Paid Date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 53.700%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 53.700% Variance: Variance %: Comment: Original Standard LTV is Unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9WU6J2GI7F8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	Nebraska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.320%	361	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempt in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.320%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2023   Variance: -6271 (Days)   Variance %:    Comment: First Payment date is xx/xx/2006.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 29.900%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 29.900% Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the preliminary HUD-1 and itemization, is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx, NE. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit is available in the file located at xx. Note & Note Information shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information.pdf."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. The current UPB is xxK. A BPO report is available in the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XZYKVM2HUW3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is one credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is a fraud issue.
No details pertaining to the damage to the subject property have been observed.
As per the document located at "xx" it shows a modified UPB of xx with the current P&I of xx and a rate of interest of 5.125%.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -607 (Days)   Variance %:    Comment: First payment date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 60.000%   Variance:    Variance %:    Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 60.000% Variance: Variance %: Comment: Original standard LTV audit value is not applicable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2021."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired, and 1X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84WRGM4W5ZQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$4,185.66	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	60	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -122 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 52.500%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 52.500% Variance: Variance %: Comment: Original standard LTV is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX and the BPO report show the subject is vacant land. XXXX does not show an estimated value."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J5VHQTK49QO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	$3,423.03	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2015	xx/xx/2015	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument # xx in the amount of xx with xx.
There is one civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual combined taxes for 2023/2024 have been paid in the total amount of xx on different dates.
The annual combined taxes for 2024 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The annual combined taxes for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.
The sewer charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
According to the comment dated xx/xx/2025, the reason for the default is a bank account issue.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2023   Variance: -2830 (Days)   Variance %:    Comment: First payment date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-1780.00   Variance %: -2.35761%   Comment: Original Balance is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 67.400%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 67.400%   Variance:    Variance %:    Comment: Original Standard LTV is NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2045 Tape Value: xx/xx/2053 Variance: -2830 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2015."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2015."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family non-rental property in xx, MO. XXXX search shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The BPO report dated xx/xx/2023 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Note data is missing or inaccurate (Lvl 3) "As per the note located at xx & Note Information.pdf shows loan amount xx and the subject mortgage located at xx.pdf PG#xx shows loan amount of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GGJ1CGRNH5T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	60	xx/xx/2020	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	8.000%	xx	Unavailable	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
There are eight active prior criminal judgments against the borrower in favor of the xx, which were recorded on different dates in the amount of xx.
There is a junior criminal judgment against the borrower in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 8.000%. There are no changes in other terms. As per the tape, the maturity date has been extended to xx/xx/2029.	Balloon Rider
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per document. xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per document.   xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per document.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per document.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2023   Variance: -973 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2023 but audit value is given as xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: tape shows Loan maturity term months is 61 but audit value is given as 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 38.500%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 38.500%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2028 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Balloon Rider Missing (Lvl 3)     "The balloon rider is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2020. and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "The homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure document is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The settlement service provider list is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VGY56X8W9WC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	Unavailable	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
There are four civil judgments against the borrower in favor of the xx in the total amount of xx, which were recorded on different dates.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Note
Notice of Servicing Transfer
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment: Tape shows first payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 239   Variance:    Variance %:    Comment: Tape shows loan original maturity term months is 239.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 40.600%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 40.600%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 40.600% Variance: Variance %: Comment: Tape show original LTV is 40.600%. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx"."
* Property is Manufactured Housing (Lvl 4) "The updated title report dated xx/xx/2026, located at "xx", shows the subject property is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, NC. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM report is available in the loan file."
* Missing Initial 1003_Application (Lvl 3) "The initial loan application signed by the loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z3P05J7MOJS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	240	xx/xx/2018	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2022	xx	Not Applicable	7.000%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2022. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2023 and a maturity date of xx/xx/2037. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2025   Variance: -2465 (Days)   Variance %:    Comment: First payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 231   Variance: 9   Variance %: 3.89610%   Comment: Loan maturity term is 240.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-49592.20   Variance %: -58.34376%   Comment: Original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 34.800%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 34.800%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-549.44   Variance %: -71.91623%   Comment: P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.00000% Tape Value: 7.00000% Variance: -3.00000% Variance %: -3.00000% Comment: Stated rate is 4.000%. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the mortgage, the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial #xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CQOAAVS66FF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is a prior civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2012 in the amount of xx.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per the tape, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2024   Variance: -1614 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2024, but audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Tape shows loan original maturity term months as 121, but audit value shows 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.300%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 31.300%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 31.300% Variance: Variance %: Comment: Tape shows original standard LTV (OLTV) as 31.300%, but audit value shows unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial multi 2-4 family. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The BPO report shows the subject has external repairs such as roof trim and landscaping. The estimated cost to cure is xx. 1004D report is missing from the loan documents."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a multi 2-4 family commercial property in xx, FL. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* Missing credit report (Lvl 2) "The credit report document is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A valid hazard insurance policy is missing.  Loan funded on xx/xx/2020.  The hazard policy in the file reflects an effective date of xx/xx/2024 and an expiration date of xx/xx/2025."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
656QPSBXZ8V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	236	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is death of a family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows xx. xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX but audit value XXXX.   xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape XXXX but audit value shows XXXX.   xx: xx:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -580 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 but audit value shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -1037 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 236   Tape Value: 225   Variance: 11   Variance %: 4.88888%   Comment: Tape shows 225 but audit value shows 236.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 62.000%   Variance:    Variance %:    Comment: Tape shows 62.000% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 62.000%   Variance:    Variance %:    Comment: Tape shows 62.000% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2042 Tape Value: xx/xx/2042 Variance: -30 (Days) Variance %: Comment: Tape shows xx/xx/2042 but audit value shows xx/xx/2042. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, GA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UMAS9URV0UX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	65.179%	65.179%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with bk/pg#xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property needs some repairs. Unable to determine the estimated cost of repairs. No comments have been found for repair completion. Subsequent CCs do not show damage
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Valuenis Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -670 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1237 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.179%   Tape Value: 61.100%   Variance: 4.079%   Variance %: 4.07900%   Comment: Oiginal CLTV Ratio Percent is 100.00%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 65.179% Tape Value: 61.100% Variance: 4.079% Variance %: 4.07900% Comment: Original Standard LTV is 100.000% Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the document, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi-2-4 unit property in xx, NC. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing required 1-4 family rider (Lvl 2)     "The subject is a 3-family property, and the 1-4 family rider is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TKPERRIZPQV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2016 with a P&I of xx, a rate of interest of 5.000%, and a maturity date of xx/xx/2031. The P&I as per payment history is xx, and the rate of interest is 5.000%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2024   Variance: -2648 (Days)   Variance %:    Comment: The tape shows the first payment date as xx/xx/2024, but the audit value shows xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 17.900%   Variance:    Variance %:    Comment: The tape shows the original CLTV ratio percent of 17.900%, but the audit value shows "unavailable."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 17.900%   Variance:    Variance %:    Comment: Tape shows the Original Standard LTV (OLTV) at 17.900%, but the audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the property address street as 57 xx, but the audit value shows 57 xx.   xx: xx:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2031 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, NH. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DOZ5NVJ72HN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	216	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2024 |---| -549 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 216   Tape Value: 217   Variance: -1   Variance %: -0.46082%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.800%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 59.800% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF property in xx, TX. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2023 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Notary's signature date on the deed of trust is xx/xx/2022. Note date is xx/xx/2022."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CHZQDLQ8QLM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	85.833%	85.833%	No Documentation	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 xx is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value N.A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -581 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 85.833%   Tape Value: 84.700%   Variance: 1.133%   Variance %: 1.13300%   Comment: CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 85.833% Tape Value: 84.700% Variance: 1.133% Variance %: 1.13300% Comment: LTV N.A Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx". The amendment to note document located at "xx"."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, SC. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL will expire xx/xx/2026."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WD3PG9LX6BO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -366 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -7 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 61.900%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 61.900% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD, along with itemization of fees and estimated CD, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the BPO report, which is located at "xx" the subject property type is a manufactured home. The affidavit of affixation located at "xx" states that the manufactured home with serial #xx has been affixed to the permanent foundation."
* Required Documentation Missing (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10WSNY0QTAN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	76.087%	76.087%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx updated as per document xx: xx:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx updated as per document   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Audit Value updated as per document   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -305 (Days)   Variance %:    Comment: Audit Value updated as per document   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit Value updated as per document   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Audit Value updated as per document   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 76.087%   Tape Value: 74.600%   Variance: 1.487%   Variance %: 1.48700%   Comment: Audit Value updated as per document   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 76.087% Tape Value: 74.600% Variance: 1.487% Variance %: 1.48700% Comment: Audit Value updated as per document Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3)     "As per the document located at "xx" the subject property is a manufactured home with serial no. xx that has been affixed to the permanent foundation. The final title policy schedule B is located at "xx" and shows an exception for a notice of manufactured home installation of foundation, which was recorded on xx/xx/2024."
* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O2AOP520R3S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	193	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There are three prior child support liens against the xx in favor of xx, which were recorded on different dates in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage originated on xx/xx/2022 with a P&I of xx, a rate of interest of 7.500%, and a maturity date of xx/xx/2038. The P&I as per payment history is xx, and the rate of interest is 7.500%. The current UPB is reflected in the amount of xx. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.

Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -487 (Days)   Variance %:    Comment: Tape shows the first payment date data provided is xx/xx/2024; the audit value is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.900%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 31.900%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2038 Variance: Variance %: Comment: As per the document stated maturity date is unavailable but tape shows as xx/xx/2038. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 in the last 24 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WHY8JSRQVI7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	124	xx/xx/2020	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
For the parcel #xx
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
For the parcel #xx
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2024   Variance: -1510 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2024 but audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 124   Tape Value: 123   Variance: 1   Variance %: 0.81300%   Comment: Tape shows maturity term as 123 but audit value shows 124.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 15.700%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 15.700%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. Tape shows the subject loan purpose is a commercial SF property. Further details not provided. Elevated for client review."	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF property in xx, ID. XXXX search shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Issue with the Initial CD (Closing Disclosure) (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the Loan File."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WI61CTOWA7D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -762 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -915 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 54.100%   Variance: 45.900%   Variance %: 45.90000%   Comment: Original CLTV ratio percent is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 54.100%   Variance: 45.900%   Variance %: 45.90000%   Comment: Original standard LTV (OLTV) is 100.000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2055   Variance: -792 (Days)   Variance %:    Comment: Stated Maturity date is xx/xx/2053.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. Tape shows subject property is commercial SF. Further details not provided. XXXX search and BPO report show a church and a convention hall built on the subject lot. Elevated for client review."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a church and additional building commercial property in xx, NH. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application is missing from the loan document"
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement services provider list is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active.

 xx/xx/2026: Downgraded as SOL has been expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KVF5IWQ86K3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	252	xx/xx/2010	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2024   Variance: -5145 (Days)   Variance %:    Comment: First Payment date is xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 252   Tape Value: 253   Variance: -1   Variance %: -0.39525%   Comment: Loan Original Maturity Term Months is 252.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 24.900%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 24.900% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, NY. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TVHSXEIAO62	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	8.600%	360	xx/xx/2003	Unavailable	Commercial	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument #xx in the amount of xx with xx.
There is a junior hospital lien against the xx in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual installment of water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.600%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2008. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2008.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2008.	Not Applicable	Credit Report Final Truth in Lending Discl. Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2003   Tape Value: xx/xx/2024   Variance: -7548 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2024 but audit value is given as xx/xx/2003.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: tape shows Loan maturity term months is 361 but audit value is given as 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 26.800%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 26.800% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. Tape shows the subject loan purpose is commercial 2-unit property. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "The lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial 2-unit property in xx, WI. XXXX search shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX search reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL signed by the BWR is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance certificate is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1AM7YJPQPA0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BRW #2 last name is xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BRW first name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -639 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1188 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 83.200%   Variance: 16.800%   Variance %: 16.80000%   Comment: Original CLTV ratio percent is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 100.000%   Tape Value: 83.200%   Variance: 16.800%   Variance %: 16.80000%   Comment: Original standard LTV (OLTV) is 100.000%.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Property penalty indicator N/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "The AUS report is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline is missing from the loan documents. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal is missing from the loan documents. A XXXX search shows an estimated value of xxK. A BPO/AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. FICO is unavailable."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GC6RRFCYMQH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.900%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with book #xx, page #xx, in the amount of xx with xx.
There are two junior civil judgments against the borrower in favor of the xx, which were recorded on xx/xx/2024 and xx/xx/2025 in the total amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.900%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2024 |---| -547 (Days) |----| Comment: First payment date is xx/xx/2022. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 241   Variance: -1   Variance %: -0.41493%   Comment: Loan original maturity term months are 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 55.700%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 55.700% Variance: Variance %: Comment: Original standard LTV (OLTV) is U/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD signed by the borrower or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing Initial 1003_Application (Lvl 3) "The initial loan application signed by the loan originator is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. 0X30 last 23 months."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71OE816SDW8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2023	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of school taxes for 2025 have been paid in the amount of xx on different dates.
The annual borough taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual sewer charges for 2026 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape, the property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -304 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 and audit value shows xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 78.100%   Variance:    Variance %:    Comment: Tape shows 78.100% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 78.100%   Variance:    Variance %:    Comment: Tape shows 78.100% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2033 Tape Value: xx/xx/2034 Variance: -304 (Days) Variance %: Comment: Tape shows xx/xx/2034 and audit value shows xx/xx/2033. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. Tape shows subject loan purpose is commercial multi-unit 2-4 OO. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a multi-2-4 commercial property in xx, PA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan document."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer document is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UAJHMICOKA1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	53.571%	53.571%	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
  No active judgments or liens have been found.
The annual installment of County taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: xx Tape Value: xx |---| xx |----| 7.69230% Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -274 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.571%   Tape Value: 54.200%   Variance: -0.629%   Variance %: -0.62900%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 53.571% Tape Value: 54.200% Variance: -0.629% Variance %: -0.62900% Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condominium in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan document."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. Subject originated xx/xx/2023 and the 3 year SOL is active. 0X30 in the last 22 months.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KHH08OF6TAT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$2,744.11	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	39.265%	39.265%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of school taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -458 (Days)   Variance %:    Comment: Tape shows the First payment date Data provided is xx/xx/2024 Audit Value is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 39.265%   Tape Value: 38.800%   Variance: 0.465%   Variance %: 0.46500%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: 1 (Days)   Variance %:    Comment: Tape shows original note doc date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 39.265% Tape Value: 38.800% Variance: 0.465% Variance %: 0.46500% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and XXXX CDA report in the file shows the subject is a 4-unit commercial property with one house and 3 cottages located on a XXXX-acre plot. Subject is located on a private road in the rural resort town of xx."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a 4-unit commercial property in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL will expire on xx/xx/2026."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YCLV3QS77TU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2021	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -1006 (Days)   Variance %:    Comment: First payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 123   Variance: -3   Variance %: -2.43902%   Comment: Loan original maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 66.700%   Variance:    Variance %:    Comment: Original CLTV ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 66.700%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 10.34504% Comment: Original stated P&I is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in NJ and has unlimited assignee liability for high-cost loans, and the final CD is also missing to test the compliance."	* AUS is missing (Lvl 3) "The AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2021."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, NJ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "A hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y20KYEA0B65	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.950%	144	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, a single man.
There are five prior civil judgments against the borrower in favor of xx, which were recorded on different dates, for a total amount of xx.
There is a prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.950%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Audit value is update as per documents. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -168 (Days)   Variance %:    Comment: Audit value is update as per documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value is update as per documents.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 144   Tape Value: 145   Variance: -1   Variance %: -0.68965%   Comment: Tape shows loan original maturity term months is 145.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 77.700%   Variance:    Variance %:    Comment: Audit value is update as per documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 77.700% Variance: Variance %: Comment: Audit value is update as per documents. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A AVM is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certification is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Property is Mobile Home (Lvl 2) "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026 shows the subject property is a mobile home. The affidavit of affixation document is available in the UT located at "xx" and states that the mobile home with serial #xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JLY1CZK8Q4E	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$8,584.89	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,383.33	Not Applicable	5.000%	84	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of Combined taxes for 2024 have been paid in the amount of xx on different dates.
The annual installment of Combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx. The note has an interest-only period of 84 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.66972%   Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -881 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 60.900%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 60.900%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject was approved as NOO. The tape indicates that the purpose of the subject loan is for a 2-4 multi-unit commercial property. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file.

Subject is a commercial property in xx, FL. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx & Note Information."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing required 1-4 family rider (Lvl 3) "1-4 family rider is missing from the loan documents."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FNOXK5WGE85	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.100%	180	xx/xx/2023	Unavailable	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx. The subject mortgage was re-recorded on xx/xx/2023 for the purpose of correcting the name of the lender or grantee.
No active judgements or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.10%. The current UPB reflected as per the payment history is xx.
The borrower is making payment as mentioned on the autopay plan, which is located at "xx".
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is self-employed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -458 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 182   Variance: -2   Variance %: -1.09890%   Comment: Loan maturity term is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 75.800%   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 75.800% Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, GA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Property is Manufactured Housing (Lvl 3) "The home is affixed to the land. The updated title report dated xx/xx/2026, located at "xx", states the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "xx", reflecting that the home is affixed permanently to the land. Schedule B of the title policy shows an exception for notice of manufacture of home."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Required Documentation Missing (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZXO5VVU6HLU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	181	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The subject is a conventional fixed-rate mortgage originated on xx/xx/2023 with a P&I of xx, a rate of interest of 5.50%, and a maturity date of xx/xx/2038. The current P&I as per payment history is xx, and a rate of interest is 5.50%. There is a difference in P&I with respect to the note. The modification agreement is missing from the loan file.	Credit Report Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR middle name xx xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value N.A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -578 (Days)   Variance %:    Comment: First payment date xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N.A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type N.A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 181   Tape Value: 182   Variance: -1   Variance %: -0.54945%   Comment: Loan original maturity terms months 181   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 42.200%   Variance:    Variance %:    Comment: CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 42.200%   Variance:    Variance %:    Comment: LTV N.A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2038 Variance: Variance %: Comment: Stated maturity date N.A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired."	* Guideline is missing (Lvl 3) "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Required Documentation Missing (Lvl 3)     "The list of service providers is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J7OSX7BRMY1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	59	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2024 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -761 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 59   Tape Value: 60   Variance: -1   Variance %: -1.66666%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 58.500%   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 58.500% Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows the subject loan purpose is mixed-use NOO. BPO report shows the property type is commercial with office/retail space. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "The lending guidelines document is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial 4-unit NOO in xx, WA. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX search reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with an appraised value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "A flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial loan application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "A hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8184IBQUGM5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2024   Variance: -914 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2024, and the audit value is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 242   Variance: -2   Variance %: -0.82644%   Comment: Tape shows the loan original maturity term months are 242, and the audit value is 240.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 81.800%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 81.800%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 81.800% Variance: Variance %: Comment: Tape shows the original standard LTV is 81.800%, and the audit value is unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Property is Manufactured Housing (Lvl 3) "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026, located at "xx", states the subject property is a manufactured home. The statement of ownership document is available in loan files located at "xx", reflecting that the home is affixed permanently to the land with serial no. xx. Schedule B title policy shows an exception for the statement of ownership document recorded on xx/xx/2024 with instrument #xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S5O1A3GLBSQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	169	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -731 (Days)   Variance %:    Comment: First payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -762 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 68.200%   Variance:    Variance %:    Comment: original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 68.200%   Variance:    Variance %:    Comment: original standard LTV is unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject was approved as NOO. Tape shows subject loan purpose is commercial SF rental NOO. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx, AZ. XXXX search shows an estimated value of xxM. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. An exterior appraisal dated xx/xx/2025 is available in the loan file with a value of xxM, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B00ARFS4EXB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	180	xx/xx/2024	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -183 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2024 but audit value is given as xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: tape shows Loan maturity term months is 181 but audit value is given as 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 72.100%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 72.100% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial multi-unit 2-4 NOO. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi 2-4 NOO property in xx, NC. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance certificate is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K6TCTO5D7PF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	13.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in Book xx, Page xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property needs repairs of exterior doors, roof/gutters, and trashout/landscaping, and the estimated cost of repairs is xx. No details have been found regarding the completion of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is non-owner occupied.
According to the assumption agreement recorded on xx/xx/2022 located at xx, the borrower's obligation under note and mortgage was assumed by "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -122 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 and Audit value xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -549 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 72.200%   Variance:    Variance %:    Comment: Tape shows 72.200% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 72.200%   Variance:    Variance %:    Comment: Tape shows 72.200% and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 13.00000% Tape Value: 10.00000% Variance: 3.00000% Variance %: 3.00000% Comment: original stated rate is 13.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is MH in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3)     "As per the BPO report, which is located at "xx" the subject property type is a manufactured home. The affidavit of affixation located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation. Schedule B of the final title policy located at "xx" shows an exception for notice of a manufactured home (xx) or commercial coach on a foundation system recorded on xx/xx/2024 in Book xx, Page xx."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2XA7XDR5HAI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, as co-trustees of xx dated xx/xx/2004.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/26 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of County taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
The annual water charges for 2026 have been due in the amount of xx since xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1277 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2026, and the audit value is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Tape shows the loan original maturity term months is 61, and the audit value is 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 41.700%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percent is 41.700%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 41.700% Variance: Variance %: Comment: Tape shows the original standard LTV is 41.700%, and the audit value is unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the note, the subject loan was originated on xx/xx/2022 in the amount of xx. The property address is xx, not mentioned on the note located at "xx""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, CA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0HXVYUEEQIM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows Current value is xx but audit value is given as NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -397 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2024 but audit value is given as xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows Interest paid through date is xx/xx/2026 but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: tape shows Loan original maturity term months is 61 but audit value is given as 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.600%   Variance:    Variance %:    Comment: Tape shows Original CLTV ratio percent is 59.600% but audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 59.600% Variance: Variance %: Comment: Tape shows Original Standard LTV is 59.600% but audit value is given as NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "The loan was originated on xx/xx/2023. The property address is not mentioned on the note document, which is located at "xx"	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, GA. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. An exterior appraisal dated xx/xx/2024 is available in the loan file with a value of xxM, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "The initial loan application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Prepayment Rider Missing (Lvl 3)     "Prepayment rider missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. 0X30 last 24 months."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BDTFSA4HRJ9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	Unavailable	xx/xx/2022	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx, as Trustees of xx, dated xx/xx/2010.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the servicing comments dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details not found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines are missing.

Foreclosure Comments:As per the servicing comments dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Supporting documents are missing. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1157 (Days)   Variance %:    Comment: as per document   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1097 (Days)   Variance %:    Comment: as per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 249   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 48.500%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 48.500%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-96.13   Variance %: -12.00679%   Comment: as per document   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2046 Variance: Variance %: Comment: Supporting documents are missing. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH in XXXX, AX. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 available in the loan file with a value of xxK shows property is in good condition and there is no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents.

Your home loan toolkit / acknowledgment / disclosure tracking is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the evaluation report, which is located at "xx" the subject property type is a manufactured home. The affidavit of affixation located at "xx" shows that the manufactured homes with VIN # xx have been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EW8DI5VBXL9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of County taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of County taxes for 2026 were due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -153 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -610 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Loan Original Maturity Term Months is 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 72.500%   Variance: 27.500%   Variance %: 27.50000%   Comment: Original CLTV Ratio Percent is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 100.000% Tape Value: 72.500% Variance: 27.500% Variance %: 27.50000% Comment: Original Standard LTV(OLTV) is 100.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."
* Note data is missing or inaccurate (Lvl 4) "The loan was originated on xx/xx/2024 with a loan amount of xx. The property address is missing on the note document."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is manufactured home in xx, WA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx", destroyed, or lost. A duplicate copy of the note is available in the loan file located at xx Commitment Page #xx."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. BPO is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "The right of rescission is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* Property is Mobile Home (Lvl 2) "The home is affixed to the land. As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home. As per the mobile home title document located at "xx" it shows the subject property is a manufactured home and the VIN/serial number xx available."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FP4DTWSRHVI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$1,942.61	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	120	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of town taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installments of town taxes for 2025 are delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2024   Variance: -1157 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2021 but tape shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1628 (Days)   Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 29.100%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 29.100%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 29.100%   Variance:    Variance %:    Comment: As per the document original Standard LTV unavailable but tape shows 29.100%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2031 Tape Value: xx/xx/2034 Variance: -1143 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2031 but tape shows as xx/xx/2034. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of XXXX. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Compliance Testing (Lvl 2)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026 located at xx states that the subject property is a mobile home. The VIN/serial number xx available in the legal description of the recorded mortgage."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4BE3U96Y7TV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	Unavailable	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book/page # xx in the amount of xx with xx.
There is a real estate tax lien against the xx in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 36   Variance:    Variance %:    Comment: Loan Original Maturity Term Months 28.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 66.500%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 3 (Days)   Variance %:    Comment: Original Note Doc fate is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 66.500% Variance: Variance %: Comment: Original Standard LTV is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx"."
* Property is Commercial Prop (Lvl 4) "Subject was approved as NOO. Tape shows subject loan purpose is commercial multi-2-4 property. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi-2-4 property in xx, GA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A AVM is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "A hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SLEOHIQSTEG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.000%	Unavailable	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 11.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: First payment date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 121   Variance:    Variance %:    Comment: Loan Original Maturity Term Months is 98.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 56.100%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 56.100% Variance: Variance %: Comment: Original standard LTV is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL is active."
* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* Application Missing (Lvl 3) "The initial application is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, TX. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO report is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard documents are missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "Home has been affixed. An appraisal report is missing from the loan file. As per the tax report and appraisal evaluation document located at "xx" the subject property type is a manufactured home. As per the statement of ownership recorded on xx/xx/2026 located at "xx" the manufactured home with serial # xx has been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35QC2ATROU7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	180	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, a widower.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the borrower.
No foreclosure activity has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -153 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2024, but audit value shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -610 (Days)   Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 182   Variance: -2   Variance %: -1.09890%   Comment: Tape shows loan original maturity term months as 182, but audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 100.000%   Tape Value: 80.300%   Variance: 19.700%   Variance %: 19.70000%   Comment: Tape shows original CLTV ratio percent as 80.33%, but audit value shows 80.247%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 100.000% Tape Value: 80.300% Variance: 19.700% Variance %: 19.70000% Comment: Tape shows original standard LTV (OLTV) as 80.300%, but audit value shows 80.247%. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. An AVM is available in the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 3)     "The tax certificate is attached to the updated title report dated xx/xx/2026, located at "xx"; the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine the home is attached to the permanent foundation. The final title policy schedule B is located at "xx" and shows an exception for a notice of manufactured home installation of foundation, which was recorded on xx/xx/2018."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. 0X30 in the last 12 months.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FY49APZY8YI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$2,755.55	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with Book/Page #xx in the amount of xx with xx.
There are two prior credit card judgments against the borrower in favor of xx, and xx, which were recorded on xx/xx/2019 and xx/xx/2019 in the total amount of xx.
The first and second installments of combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
The annual installment of town/school charges for 2025 has been delinquent in the total amount of xx on xx/xx/2025.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Note Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The Current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -456 (Days)   Variance %:    Comment: The first payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: As per the DOT maturity term is 360 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 80.800%   Variance:    Variance %:    Comment: The Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 80.800%   Variance:    Variance %:    Comment: The Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial SF rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller-financed note originated xx/xx/2023"
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx, NY. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial loan application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "A hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KTK48YUKZU7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	86	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There are two prior child support liens against xx in favor of the xx in the total amount of xx, which were recorded on xx/xx/2019 and xx/xx/2020.
There are seven prior state tax warrants against the xx in favor of the xx, which were recorded on different dates with warrant IDs (xx) in the total amount of xx.
Parcel #xx
The annual combined and school taxes for 2025-2026 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2025.
Parcel #xx
The annual combined and school taxes for 2025-2026 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Note Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2024   Variance: -366 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -31 (Days)   Variance %:    Comment: Interest paid through date audit value is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 44.400%   Variance:    Variance %:    Comment: Original CLTV audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2023   Variance:    Variance %:    Comment: Original note doc date audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 44.400% Variance: Variance %: Comment: Original standard LTV audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx"" * Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is a commercial 2-4 unit property. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial 2-4 unit property in xx, NY. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK and shows missing siding. The estimated cost to cure is xx. 1004D report is missing from the loan documents."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BFZGVM0GP4F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	165	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page #xx in the amount of xx with xx and xx as joint tenants with right of survivorship.
There is a prior IRS lien against the xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.
There are three criminal judgments against the borrower in favor of the xx in the total amount of xx, which were recorded on xx/xx/2023, xx/xx/2024, and xx/xx/2024. SSN and property address is not mentioned on supportive document.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual personal taxes for 2022 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2025   Variance: -1157 (Days)   Variance %:    Comment: First payment date xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Interest paid through date xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 23.400%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 23.400% Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per recorded mortgage, tax report, and deed the subject property address is xx. The note document does not reflect the property address on it."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2021."
* Balloon Rider Missing (Lvl 3)     "The balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, NC. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Required Documentation Missing or Incomplete  (Lvl 2)     "Settlement service provider list is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K54B4CNWA4Z	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	120	xx/xx/2024	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025 have been paid in the total amount of xx on different dates.
The annual installment of water/sewer charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx. The auto-pay document is located at "xx"	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -61 (Days)   Variance %:    Comment: First payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 121   Variance: -1   Variance %: -0.82644%   Comment: Loan original maturity term months is 120.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 76.700%   Variance:    Variance %:    Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 76.700%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2034 Tape Value: xx/xx/2034 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2034. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, NV. XXXX shows an estimated value of xxM."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxM. An exterior appraisal dated xx/xx/2024 is available in the loan file with a value of xxM shows property is in good condition and there are no repairs."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement service providers list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024 and the 3-year SOL is active, 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3LQSJVBOI73	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	Unavailable	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Payment date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 120   Variance:    Variance %:    Comment: Loan original maturity term months is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.100%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 59.100%   Variance:    Variance %:    Comment: Original Standard LTV (OLTV) is Unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2032 Variance: -20 (Days) Variance %: Comment: Stated maturity date is Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, CA. XXXX shows an estimated value of xxM."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK. An exterior appraisal report dated xx/xx/2025 is available in the loan file with a value of xxM, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F7DXXXXJZ8ZS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with book page#xx in the amount of xx with xx.
There are two hospital, medical, or attorney liens against the xx in favor of xx, which were recorded on xx/xx/2025 in the total amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR 2 middle name xx xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value N.A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2025   Variance: -2404 (Days)   Variance %:    Comment: First payment date xx/xx/2018   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 51.200%   Variance:    Variance %:    Comment: CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 51.200% Variance: Variance %: Comment: LTV N.A Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NGEL02J3VX5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	High Rise Condo (>=9 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx. No active judgments or liens have been found. The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024. The annual installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, but the audit value is given as NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -214 (Days)   Variance %:    Comment: Tape shows the first payment date is xx/xx/2024, but the audit value is given as xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: The tape shows the original maturity term of the loan is 61, but the audit value is given as 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 34.600%   Variance:    Variance %:    Comment: Tape shows the original CLTV ratio percentage is 34.600%, but the audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 34.600%   Variance:    Variance %:    Comment: Tape shows Original Standard LTV is 34.600% but audit value is given as Unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Appraisal evlaution report reflects high rise condo property. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated on xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. An AVM is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99PUY7OPJYA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2025 |---| -365 (Days) |----| Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2024. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 68.900%   Variance:    Variance %:    Comment: Tape shows 68.900% but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 68.900%   Variance:    Variance %:    Comment: Tape shows 68.900% but audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows 101 S. L xx #8 but audit value shows 101 xx,#8.   xx: xx:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows xx but audit value shows xx. xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condominium in xx, FL. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 9 months.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7650DNLL1TL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,250.00	Unavailable	5.000%	60	xx/xx/2023	Unavailable	Commercial	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx, trustee of xx dated xx/xx/2020.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is a fraud issue.
No details pertaining to the damage to the subject property have been observed.
As per the document located at "xx" it shows a modified UPB of xx with the current P&I of xx and a rate of interest of 5.125%.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -821 (Days)   Variance %:    Comment: First Payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 62   Variance: -2   Variance %: -3.22580%   Comment: Loan Original Maturity Term Months 60   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 72.500%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 72.500%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: updated as per UT. xx: xx:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the note, the subject loan was originated on xx/xx/2023 in the amount of xx. The property address is not mentioned on the note document, which is located at xx & Note Information.pdf."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows the subject loan purpose is commercial multi 2-4 NOO. Further details not provided. Elevated for client review."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Guideline is missing (Lvl 3)     "The lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi 2-4 unit NOO in xx, CA. XXXX search shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxM. A post-close appraisal report dated xx/xx/2025 is available in the loan file with a value of xxM, showing the property is in good condition and there are no repairs."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final 1008 is missing from the loan documents."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4AUW6XHX8V6	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,859.38	xx	6.250%	35	xx/xx/2023	xx/xx/2023	Commercial	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is a state tax warrant against the xx in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
For Parcel # xx The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
For Parcel #xx The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -609 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 35   Tape Value: 67   Variance: -32   Variance %: -47.76119%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 80.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 52.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 52.100%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 42.02954%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2028 Variance: -945 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows the subject property is commercial multi-2-4 NOO. Further details not provided. XXXX search shows the property being used as an Airbnb short-term rental. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee. Subject is a multi 2-4 commercial short-term rental property in xx, FL. XXXX shows an estimated value of xxM."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX search shows an estimated value xxM. Current UPB xxK. Post close appraisal report is available in the loan file with a value of xxM shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZ5D3RKDW54	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	128	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	Unavailable	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
According to the comment dated xx/xx/2025, the reason for the default is a bank account issue.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2031. There is no deferred balance and principal-forgiven amount.	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2025   Variance: -1341 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 128   Tape Value: 129   Variance: -1   Variance %: -0.77519%   Comment: Loan term is 84.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 34.300%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 34.300%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Single Family Variance: Variance %: Comment: Subject property is mobile home. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""
* Property is Mobile Home (Lvl 4) "Home is not affixed. As per the tax report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2021."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated amount at xxK. An AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40EUTPRNY9H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There are 2 prior civil judgments against the borrower in favor of xx. in the amount of xx, which were recorded on xx/xx/2008 and xx/xx/2018.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1514 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -1878 (Days)   Variance %:    Comment: Intererst Paid Through Date is xx/xx/2020   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 33.600%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 33.600% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TN. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The BPO report dated xx/xx/2024 is available in the loan file with an appraised value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7H1WXCEVUMJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	60	xx/xx/2024	Not Applicable	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There are three prior civil judgments against the subject property in the favor of the xx, which are recorded on different dates in the amount of xx. The SSN is not provided on the documents.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The mortgage modification agreement was made between the borrowers, xx, and the lender, xx on xx/xx/2024. As per the agreement, the subject mortgage recorded on xx/xx/2024 in Book #xx, Page #xx, was modified and amended to add "xx" as additional mortgagees. No other terms of the mortgage were changed.	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Prepayment Penalty Rider
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -122 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Tape shows 61 but audit value is 60   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 78.100%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Tape shows xx/xx/2024 but audit value is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 78.100%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2029 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is available in the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Prepayment Rider Missing (Lvl 3)     "Prepayment rider is missing in the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 12 months.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026 is located at "xx". The subject property is a manufactured home. The affidavit of affixation attached with the recorded mortgage located at "xx" states that the manufactured homes with VIN # xx have been affixed to the permanent foundation."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QOCPWDOFQCK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023. with instrument # xx in the amount of xx with xx.
There is an active junior mortgage against the subject property, originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
The first installments of county taxes for 2025-2026 have been paid in the amount of xx on xx/xx/2025.
The second installments of county taxes for 2025-2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value N.A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -519 (Days)   Variance %:    Comment: First payment date xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Interest paid through date N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 28.500%   Variance:    Variance %:    Comment: Original CLTV ratio percent N.A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 28.500% Variance: Variance %: Comment: LTV N.A Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. The appraisal report is missing. As per the BPO report located at xx Evaluation, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure is missing from the file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, CA. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "ROR is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023 and the 3-year SOL will expire on xx/xx/2026."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N6FXVHGXQ92	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2016	Unavailable	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx.
There is a junior judgment in favor of xx, which was recorded on xx/xx/2017 in the amount of xx. The middle name of the defendant mentioned on the document is not matching the borrower's middle name.
There is an IRS  lien against the xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026, in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per the tape, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2025   Variance: -2953 (Days)   Variance %:    Comment: As per note document maturity date is xx/xx/2016.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 14.800%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 14.800%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2031 Tape Value: xx/xx/2039 Variance: -2938 (Days) Variance %: Comment: As per note document maturity date is xx/xx/2031. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the document located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx, OR. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The BPO report dated xx/xx/2024 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Property type is inconsistent with the tape (Lvl 3) "As per the appraisal evaluation report, which is located at "xx" the subject property type is a manufactured home."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
30Y1S8X9POO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	84	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of village taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is death of a family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2025 |---| -215 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 25.900%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 25.900% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The tape shows Mixed-Use OO - Commercial, and the BPO shows a commercial space used as a retail salon/spa and office. Further details not provided. Elevated for client review."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mixed-use property in xx, NY. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2024 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. 0X30 in the last 12 months.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TT6N7KTMX3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined and school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property needs some repairs. Unable to determine the estimated cost of repairs. No comments have been found for repair completion. Subsequent CCs do not show damage
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1765 (Days)   Variance %:    Comment: First payment date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -2101 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 37.600%   Variance:    Variance %:    Comment: Original CLTV ratio percent is UA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 37.600% Variance: Variance %: Comment: Original standard LTV (OLTV) is unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2020."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated on xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, NY. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98H40MSDTFV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	120	xx/xx/2021	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of village taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Supporting documents are missing. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2025   Variance: -1308 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 37.000%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 37.000% Variance: Variance %: Comment: Supporting documents are missing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial multi-unit 2-4 NOO. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi 2-4 NOO property in xx, NY. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2024 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IYO1TF8XOBN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	204	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx J1 in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been exempt.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: xx Tape Value: xx |---| xx |----| 2.63157% Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -273 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 24.600%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 24.600% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, MS. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 12 months.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KBHN2E6ZMD1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,450.64	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$600.00	xx	6.000%	120	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx. The subject loan is an interest-only loan with a balloon payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2025 |---| -790 (Days) |----| Comment: Tape shows first payment date is xx/xx/2025. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: 66 (Days)   Variance %:    Comment: Tape shows interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 60   Variance: 60   Variance %: 100.00000%   Comment: Tape shows loan original maturity term months   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 77.400%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 77.40%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 77.400%   Variance:    Variance %:    Comment: Tape shows original standard LTV is 77.40%.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape shows prepayment penalty indicator is yes.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 60   Variance:    Variance %:    Comment: Tape shows prepayment penalty term months is 60.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2032 Tape Value: xx/xx/2027 Variance: 1857 (Days) Variance %: Comment: Tape shows stated maturity date is xx/xx/2027. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, FL. XXXX shows an estimated value xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certification is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K1VVAU9LT8Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	180	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Unavailable	xx/xx/2015	xx	Not Applicable	8.000%	xx	xx/xx/2015	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2015. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 8.000% beginning on xx/xx/2015 and a maturity date of xx/xx/2029. There are no deferred balances and principal forgiven amounts.	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2025   Variance: -3941 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2014.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2026   Variance: -4263 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 240   Variance: -60   Variance %: -25.00000%   Comment: Tape shows 240 and audit value shows 180.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.49853%   Comment: Tape shows xx and audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 34.200%   Variance:    Variance %:    Comment: Tape shows 34.200% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 34.200%   Variance:    Variance %:    Comment: Tape shows 34.200% and audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 30.39931%   Comment: Tape shows xx and audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.00000%   Tape Value: 8.00000%   Variance: 2.00000%   Variance %: 2.00000%   Comment: Tape shows 8.00000% and audit value shows 10.00000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2029 Tape Value: xx/xx/2035 Variance: -2269 (Days) Variance %: Comment: Tape shows xx/xx/2035 and audit value shows xx/xx/2029. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in Indiana and has unlimited assignee liability for high-cost loans, and the HUD-1/settlement statement is missing to test the compliance."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an MH in xx. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Property is Mobile Home (Lvl 2)     "The home is affixed to the land. As per the tape data & BPO report located at xx  Evaluation, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "xx", reflecting that the home is affixed with permanently to the land."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHJYW4TDZPP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	72	xx/xx/2022	Unavailable	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1249 (Days)   Variance %:    Comment: First payment date is unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 72   Tape Value: 73   Variance: -1   Variance %: -1.36986%   Comment: Loan origination maturity term month audit value is 72.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 68.600%   Variance:    Variance %:    Comment: Original CLTV audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 68.600% Variance: Variance %: Comment: Original LTV audit value is unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is a commercial SF rental property. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial SF rental in xx, HI. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OBEE82Y0JOD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
There is an active real estate tax lien against the xx in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There is a UCC lien against the xx in favor of xx, which was recorded on xx/xx/2025. The amount of lien is not provided.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx is xx,Jr. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -761 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -1037 (Days)   Variance %:    Comment: Interest Paid date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 31.300%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 31.300% Variance: Variance %: Comment: Original Standard LTV is Unavailable Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx"
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93MZ2C3QLQ4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Investor	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx. xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -761 (Days)   Variance %:    Comment: As per note document first payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 122   Variance: -2   Variance %: -1.63934%   Comment: As per note document loan term is 120 months.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 32.200%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 32.200% Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD is missing from the loan file."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an MH in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file "xx" indicates that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file "xx"
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. A BPO is available in the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
																																																																																							* Property is Mobile Home (Lvl 3) "The appraisal report is missing. As per the updated title report dated xx/xx/2036, document located at xx, it states that the subject property is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation."	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents." * Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SJSJ3VI3NA1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.400%	338	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	Not Applicable	Not Applicable	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens were found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows borrower #2 first name is xx. xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower #2 last name is xx.   xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower first name is xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower last name is xx.   xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2025   Variance: -2283 (Days)   Variance %:    Comment: Tape shows first payment date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 34.700%   Variance:    Variance %:    Comment: Tape shows CLTV ratio percent is 34.700%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 34.700% Variance: Variance %: Comment: Tape shows original standard LTV is 34.700%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is SF in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO/AVM/CDA is not available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4KAA93NZ1P6	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	180	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charge for 2026 is delinquent in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -212 (Days)   Variance %:    Comment: First payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 181   Variance: -1   Variance %: -0.55248%   Comment: Loan maturity term is 180.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 67.100%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 67.100% Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a mobile home in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO/AVM/CDA is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of service transfer is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 12 months.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* Property is Mobile Home (Lvl 2)     "As per tape data, the subject property type is a mobile home. The legal description attached to the subject mortgage located at "xx" state that the manufactured home with VIN# xx has been affixed to the permanent foundation."
																																																																																								* Settlement date is different from note date (Lvl 2) "Notary's signature date on the mortgage/deed of trust is xx/xx/2024. Note date is xx/xx/2024. Subject is in FL state."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KWZL91CYXUG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	36	xx/xx/2024	Not Applicable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2008. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2008.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2008.	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -395 (Days)   Variance %:    Comment: As per the note document first payment date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 78.200%   Variance:    Variance %:    Comment: The appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 78.200% Variance: Variance %: Comment: The appraisal document is missing from the loan file. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. The tape shows the subject loan purpose is multi-unit commercial property. Further details not provided. Elevated for client review."	* AUS is missing (Lvl 3) "AUS is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a multi-unit commercial property in xx, LA. XXXX search shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LFEOMB37T3K	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	345	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1004 (Days)   Variance %:    Comment: First payment Date is xx/xx/2022. Tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 345   Tape Value: 344   Variance: 1   Variance %: 0.29069%   Comment: Loan Original Maturity term Months is 345. Tape shows 344.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 36.300%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -10 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2022. Tape shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 36.300% Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF in xx, GA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0VEVPQDCMZX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	60	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	78.571%	78.571%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first, second, third, and fourth installments of town taxes for 2025 and 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Condo/PUD Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Apllicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -578 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2026   Variance: -823 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2023   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.571%   Tape Value: 75.200%   Variance: 3.371%   Variance %: 3.37100%   Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.571%   Tape Value: 75.200%   Variance: 3.371%   Variance %: 3.37100%   Comment: Original Standard LTV is Unavailable   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is 179 xx 4 xx: xx:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in a state that has unlimited assignee liability for high-cost loans, and HUD-1 / FCD is missing to test the compliance."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Balloon Rider Missing (Lvl 3)     "The loan originated on xx/xx/2023; the note is available in the loan file, located at "xx"; and the balloon rider is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Condo / PUD rider Missing (Lvl 3)     "The loan originated on xx/xx/2023. The appraisal evaluation, which was located at "xx" reflects the subject property is a condominium. The condominium rider is missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo in xx, NJ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NWFPD6CEYNN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	120	xx/xx/2020	Unavailable	Commercial	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx, III.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape, the property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1765 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Unavailable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 120   Tape Value: 122   Variance: -2   Variance %: -1.63934%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 62.400%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 62.400%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2030 Tape Value: xx/xx/2030 Variance: -31 (Days) Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is OO. Tape shows subject loan purpose is commercial 2-4 unit property with an accessory studio apartment. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial 2-4 unit property in xx, NY. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JB6FAXOBAKK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	60	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is a prior IRS lien against the xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx. The SSN is not provided on the supporting document.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified once since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 middle name is xx Source: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -273 (Days)   Variance %:    Comment: First Payment date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -487 (Days)   Variance %:    Comment: Interest Paid through date is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Loan Original Maturity term months is 60   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 76.400%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 76.400% Variance: Variance %: Comment: Oririnal standard LTV is Not Appplicable Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a SF in xx, ID. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WY4N4I5837W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	121	xx/xx/2024	Unavailable	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, as trustee of xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Supporting documents are missing. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -396 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 121   Tape Value: 122   Variance: -1   Variance %: -0.81967%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 63.800%   Variance:    Variance %:    Comment: Supporting documents are missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 63.800% Variance: Variance %: Comment: Supporting documents are missing. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"Note & Note Information" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx & Note Information.""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is XXXX. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. 0X30 in the last 23 months.

xx/xx/2026: Downgraded to LVL 2 as per PH."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. The appraisal report is missing. The updated title report dated xx/xx/2026, located at "xx", states the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at "xx", reflecting that the home is affixed permanently to the land."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7YXKOFEIQO9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	61	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx, which were good through xx/xx/2026.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Current value is Unavailable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2025   Variance: -639 (Days)   Variance %:    Comment: First payment date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 61   Tape Value: 62   Variance: -1   Variance %: -1.61290%   Comment: Loan original Maturity term months is 61.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 50.000%   Variance:    Variance %:    Comment: Original CLTV ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 50.000% Variance: Variance %: Comment: Original Standard LTV is Unavailable.. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, OH. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3) "The credit report is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U4JAT0Y56WO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 8.20%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: UA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -31 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 97   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 37.600%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 37.600%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: Unavailable   Tape Value: 8.20000%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx/xx/2034 Variance: Variance %: Comment: UA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active."
* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured housing in xx, AZ. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. The appraisal report is missing. The affidavit of affixation document is attached to the updated title report dated xx/xx/2026, which is located at "xx" and shows the subject property is a manufactured home, and the home is affixed permanently to the land."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I817YNCR80Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.000%	111	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 12.000%. The current UPB reflected as per the tape is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -578 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: 7 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 61.800%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 61.800% Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2023."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2023."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, WA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. Current UPB is xxK. A BPO is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The updated title report dated xx/xx/2026, located at xx, states that the subject property is a manufactured home. The legal description of recorded mortgage is located at xx, shows manufactured home described as XXXX, VIN xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IGBB3DHHIRN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	180	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx, a married man, as his sole and separate property.
No active judgments or liens have been found.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the servicing comment dated xx/xx/2024, the reason for default is self-employed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1188 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 24.300%   Variance:    Variance %:    Comment: Tape shows 24.300% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 24.300%   Variance:    Variance %:    Comment: Tape shows 24.300% but audit value shows U/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2037 Tape Value: xx/xx/2032 Variance: 1826 (Days) Variance %: Comment: Tape shows xx/xx/2032 but audit value shows xx/xx/2037. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal evaluation document, which is located at "xx" the subject property type is a manufactured home. The manufactured home affidavit of affixation attached with the recorded mortgage located at "xx" states that the manufactured homes with VIN #xx have been affixed to the permanent foundation. As per the final title policy schedule B, which is located at "xx" an exception is raised for the notice of manufactured home recorded on xx/xx/2022 with instrument #xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined as 1008 and AUS are missing from the loan documents. Lender defect. The subject loan originated on xx/xx/2022 , and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan ."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary (xx) is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OOIL4NSW24V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2025 are due, paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Audit value updated as per documents. xx: xx:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per documents.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2025   Variance: -1492 (Days)   Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 55.500%   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2021   Variance:    Variance %:    Comment: Tape shows original note doc date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 55.500% Variance: Variance %: Comment: Audit value updated as per documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note is missing. The lost note affidavit is available in the loan file located at "xx""
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the BPO report, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guideline is missing from the loan file. Seller-financed note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, NC. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3) "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counselling disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit Report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V6YWI33NRAO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.870%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.870%. The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1127 (Days)   Variance %:    Comment: first payment date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1280 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 78.200%   Variance:    Variance %:    Comment: original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 78.200% Variance: Variance %: Comment: original standard LTV is unavailable. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, MO. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx"shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. The current UPB is xxK. The AVM report dated xx/xx/2025 is available in the loan file with a value of xxK and shows the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HPKCWKUDU3M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	96	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the tape is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider
Condo/PUD Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document current value is not applicable but tape shows as xx. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1035 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2022 but tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 69.500%   Variance:    Variance %:    Comment: As per the document original CLTV ratio percent unavailable but tape shows 69.500%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 69.500%   Variance:    Variance %:    Comment: As per the document original Standard LTV unavailable but tape shows 69.500%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the note document, the property address is updated. xx: xx:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2022."
* Balloon Rider Missing (Lvl 3)     "Balloon rider missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a condo property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired."
* Condo / PUD rider Missing (Lvl 2)     "As per the tax report located at "xx" it shows the property type as condominium. The condominium rider is missing from the mortgage."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QKA0SYUPN19	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$1,700.15	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.030%	60	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	6.930%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx and his wife, xx.
No active judgments or liens found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.930%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.930% beginning on xx/xx/2025 and a maturity date of xx/xx/2030. There is no deferred balance and principal-forgiven amount. The loan has been modified twice since origination.	Balloon Rider
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2019 Tape Value: xx/xx/2025 |---| -2146 (Days) |----| Comment: Tape shows first payment date is xx/xx/2025. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 126   Variance: -66   Variance %: -52.38095%   Comment: Tape shows loan original maturity term months is 126.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 26.400%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 26.40%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 26.400%   Variance:    Variance %:    Comment: Tape shows standard LTV is 26.40%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-173.00   Variance %: -16.85092%   Comment: Tape shows original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 4.03000% Tape Value: 6.93000% Variance: -2.90000% Variance %: -2.90000% Comment: Tape shows stated rate 6.93%. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2019."
* Balloon Rider Missing (Lvl 3)     "Balloon rider is missing from the loan file."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per the BPO report, which is located at "xx" the subject property type is a manufactured home. The affidavit of affixation located at "xx" states that the manufactured home with serial numbers xx has been affixed to the permanent foundation."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6V724ZHVB70	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2023	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Commercial Prop	Not Applicable	xx	Investor	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is a prior child support lien against the xx in favor of the xx, which was recorded on xx/xx/2017. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is a junior child support lien against the xx in favor of the xx, which was recorded on xx/xx/2024. The amount is not mentioned on the supporting document.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Origination Appraisal Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -639 (Days)   Variance %:    Comment: Tape shows First payment date is xx/xx/2025 but audit value is given as xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: tape shows Loan maturity term months is 361 but audit value is given as 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 64.800%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 64.800% Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape shows subject is a commercial multi 2-4 NOO property."	* Guideline is missing (Lvl 3) "The lending guideline is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final CD, along with itemization of fees and estimated CD, is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "The lease agreement is missing in the loan file. Seller-financed note originated xx/xx/2023."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi 2-4 NOO property in xx, CA."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX and other sites do not reflect property addresses. BPO/AVM/CDA is available in the loan file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FKQLT59PVAB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	59	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the BPO report dated xx/xx/2022 located at "xx", the subject property needs repairs of exterior doors, roof/gutters, and trashout/landscaping, and the estimated cost of repairs is xx. No details have been found regarding the completion of repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is non-owner occupied.
According to the assumption agreement recorded on xx/xx/2022 located at xx, the borrower's obligation under note and mortgage was assumed by "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Origination Appraisal Transmittal (1008)	Field: First Payment Date Loan Value: xx/xx/2023 Tape Value: xx/xx/2025 |---| -670 (Days) |----| Comment: Tape shows first payment date is xx/xx/2025. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 59   Tape Value: 60   Variance: -1   Variance %: -1.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 44.300%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 44.30%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 44.300% Variance: Variance %: Comment: Tape shows original standard LTV is 44.30. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "The subject mortgage originated on xx/xx/2023 and was recorded on xx/xx/2023. The property address is not mentioned on the note document, which is located at xx & Note Information."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial multi-unit 2-4 NOO. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2024."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan documents. Seller financed note originated xx/xx/2024."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial multi 2-4 NOO property in xx, TX. XXXX search shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G6IBGZUZ63F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx.
  No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR2 first name is xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR2 first name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2025   Variance: -2496 (Days)   Variance %:    Comment: As per note document first payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 37.100%   Variance:    Variance %:    Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Not Applicable Tape Value: 37.100% Variance: Variance %: Comment: Appraisal document is missing from the loan file. Tape Source: Initial Tape Type:	3: Curable	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2018."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single-family property in xx, FL. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A AVM is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2018, and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KVTZVMRBSE1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	48	xx/xx/2010	Not Applicable	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2017	xx	Not Applicable	7.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2010 and recorded on xx/xx/2010 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2017. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.000% beginning on xx/xx/2017 and a maturity date of xx/xx/2042. There is no deferred balance and principal forgiven amount.	Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Origination Appraisal Required Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2010   Tape Value: xx/xx/2025   Variance: -5692 (Days)   Variance %:    Comment: First payment date is xx/xx/2010.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable .   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 48   Tape Value: 300   Variance: -252   Variance %: -84.00000%   Comment: Loan original Maturity term months is 48   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-4161.00   Variance %: -2.61433%   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 66.400%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 66.400%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 66.400%   Variance:    Variance %:    Comment: Tape shows original standard LTV (OLTV) as 66.40%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.10407%   Comment: Original stated P&I is 1137.34.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.00000%   Tape Value: 7.00000%   Variance: 1.00000%   Variance %: 1.00000%   Comment: Original stated rate is 8.000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2042 Tape Value: xx/xx/2050 Variance: -3137 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2014. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1, along with itemization of fees and estimated HUD-1, was missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with the preliminary HUD-1 and itemization, is missing from the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a single family in xx, MO. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO is available in the loan file with the value of xxK shows property is in good condition and there is no repairs."
* Required rider to note is missing (Lvl 3) "Balloon rider missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2BY5EPLNT0Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$1,244.40	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2022	Unavailable	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Mobile Home	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx, Jr.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2027.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is unemployment.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
As per the servicing comments dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details not found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines are missing.

Foreclosure Comments:As per the servicing comments dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. Further details not found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2025   Variance: -1341 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2025 but audit value shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 54.200%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 54.200%   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2052 Tape Value: xx/xx/2055 Variance: -1331 (Days) Variance %: Comment: Tape shows maturity date as xx/xx/2055 but audit value shows xx/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "As per the tape data, subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller financed note originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a MH property in xx, NC. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. An AVM report is available in the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan document."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan files."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan document."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Provider List is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H627DAXPN37	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.900%	323	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
For Parcel #xx the annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
For Parcel # xx the annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.90%. The current UPB reflected as per the payment history is xx.
Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is unavailable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid Through date is unavailable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 323   Tape Value: 324   Variance: -1   Variance %: -0.30864%   Comment: Loan Original Maturity Term Months is 347.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 54.100%   Variance:    Variance %:    Comment: Original CLTV Ratio Percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 54.100% Variance: Variance %: Comment: Original Standard LTV (OLTV) is unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active, 0X30 since origination."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "BPO report shows the subject property is in need of exterior painting. The estimated cost to cure is xx. The 1004D report is missing from the loan documents."
* AUS is missing (Lvl 3)     "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2025."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO/AVM/CDA is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "The initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "The hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. Appraisal report is missing. The updated title report dated xx/xx/2026, located at xx, shows the subject property is a manufactured home. The statement of ownership document available in loan files located at "xx", reflecting that the home is affixed permanently to the land."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MGUQT24PU0J	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	240	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument #xx in the amount of xx with xx.
There are two active prior child support liens against the xx in favor of xx, which were recorded on xx/xx/2008 and xx/xx/2011 in the total amount of xx.
There is one junior judgment against the borrower in favor of xx, which was recorded on xx/xx/2017 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX and Audit value XXXX. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX and Audit value XXXX.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2014   Tape Value: xx/xx/2025   Variance: -4232 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value is xx/xx/2024   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 239   Variance: 1   Variance %: 0.41841%   Comment: Tape shows 239 but value is 378   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 22.300%   Variance:    Variance %:    Comment: Tape shows 22.300% but value is 58.618%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 22.300%   Variance:    Variance %:    Comment: Tape shows 22.300% but value is 58.618%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2034 Tape Value: xx/xx/2045 Variance: -4201 (Days) Variance %: Comment: Tape shows xx/xx/2045 and Audit value xx/xx/2034. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the updated title report, tax report, and the final title policy, the subject property address is xx."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2014."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final HUD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2014."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK and shows eaves and the rest of the wood surface need painting. The estimated cost to cure is xx. 1004D report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2014, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O14IP7AVMP0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	235	xx/xx/2015	Unavailable	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the tape data, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2015   Tape Value: xx/xx/2025   Variance: -3956 (Days)   Variance %:    Comment: First payment date is xx/xx/2015.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 28.900%   Variance:    Variance %:    Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 28.900%   Variance:    Variance %:    Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2034 Tape Value: xx/xx/2045 Variance: -3957 (Days) Variance %: Comment: Stated maturity date is xx/xx/2034. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2015."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, TX. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan file. XXXX reflects an estimated value of xxK. A BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Note data is missing or inaccurate (Lvl 3) "There is a discrepancy in the note and mortgage amounts. According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2015 and recorded on xx/xx/2015 with instrument # xx in the amount of xx. As per the note and tape, the subject mortgage was originated on xx/xx/2015 in the amount of xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2015, and the 3-year SOL has expired."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91V25ZU2M8Q	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.900%	360	xx/xx/2009	xx/xx/2009	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2009 and recorded on xx/xx/2009 with instrument #xx in the amount of xx with xx.
There are three child support liens against the xx in favor of xx, which were recorded on xx/xx/2010, xx/xx/2011, and xx/xx/2021 in the total amount of xx. The SSN on supportive document is inconsistent with borrower's SSN.
The annual combined tax for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.900%. The current UPB, reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: First Payment Date Loan Value: xx/xx/2009 Tape Value: xx/xx/2025 |---| -6088 (Days) |----| Comment: Tape shows first payment date is xx/xx/2025. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 361   Variance: -1   Variance %: -0.27700%   Comment: Tape shows loan original maturity term months is 361.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 24.900%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent is 24.90%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 24.900% Variance: Variance %: Comment: Tape shows original standard LTV is 24.90%. Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per note, the subject loan was originated on xx/xx/2009 in the amount of xx. As per UT, the subject property address xx, xx, TX. The property address is not mentioned on the note document, which is located at xx & Note Information page #xx."	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests as the final HUD or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, TX. XXXX shows an estimated value xxK."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan document."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application signed by loan originator is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5ZLG8I10HM5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$580.50	xx	6.750%	59	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	27.158%	27.158%	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of 03/031/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest only payment is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the borrower.
No foreclosure activity has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: xx Tape Value: xx |---| xx |----| 65.21739% Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -518 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 59   Tape Value: 60   Variance: -1   Variance %: -1.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 27.158%   Tape Value: 27.900%   Variance: -0.742%   Variance %: -0.74200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 27.158%   Tape Value: 27.900%   Variance: -0.742%   Variance %: -0.74200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 17.90697%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx: xx:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. As per the property inspection report dated xx/xx/2025 located at xx Evaluation, the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2024."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is manufactured in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. BPO/AVM/CDA is available in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active, 0X30 since origination.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0AB1FG8OQGB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$1,971.63	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	72	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx, a single woman.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 are delinquent in the total amount of xx, which is good through xx/xx/2026.
The annual installment of county taxes for 2020 and 2021 unsecured supplemental is delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -91 (Days)   Variance %:    Comment: First payment date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -153 (Days)   Variance %:    Comment: Interest Paid Through date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 29.500%   Variance:    Variance %:    Comment: Original CLTV ratio Percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 29.500% Variance: Variance %: Comment: Original Standard LTV (OLTV) is Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active."
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per the updated title report dated xx/xx/2026, which is located at "xx" the subject property type is a manufactured home. The ALTA 7 endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show the VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2025."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2025."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a manufactured home in xx, CA. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3JDZPL9KELY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Unavailable	No	xx	Not Applicable	xx	4.500%	121	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx, a single man.
There is a junior credit card judgment against the borrower in favor of xx recorded on xx/xx/2018 in the amount of xx.
There is a junior civil judgment against the borrower in favor of xx, recorded on xx/xx/2019, in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2025   Variance: -3378 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2016   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2016   Tape Value: xx/xx/2026   Variance: -3440 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 121   Tape Value: 122   Variance: -1   Variance %: -0.81967%   Comment: Loan Original Maturity Term Months is 121   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 22.800%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 22.800% Variance: Variance %: Comment: Original Standard LTV is Unavailable Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "As per the tape and updated title report, the property address is xx. The property address is not mentioned on the note document located at xx & Note Information."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated xx/xx/2016."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a SF property in xx, AZ. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. A BPO dated xx/xx/2025 is available in the loan file with a value of xxK shows property is in good condition and there are no repairs."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008 and AUS are missing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2016 and the 3-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y4LXSZXG7P1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	Unavailable	xx/xx/2006	xx/xx/2006	Conventional	Fixed	Purchase	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	Unavailable	Unavailable	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2006 and recorded on xx/xx/2006 with instrument #xx in the amount of xx with xx.
There is an active real estate tax lien against the xx in favor of xx, which was recorded on xx/xx/2015 in the amount of xx.
There is a junior active UCC lien against the property in the favor of xx, which was recorded on xx/xx/2026.
The 1st and 2nd installments of town taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The first pay date begins on xx/xx/2025 and has a maturity date of xx/xx/2040. No other terms were changed. There is no deferred balance and principal-forgiven amount.	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Note Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2006   Tape Value: xx/xx/2026   Variance: -7185 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2006 but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 414   Variance:    Variance %:    Comment: As per the document loan original maturity term months unavailable but tape shows 414.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 52.00233%   Comment: As per the document original balance is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 44.200%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: Unavailable Tape Value: 44.200% Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Infinity could not perform regulatory compliance tests, as the final HUD-1 or settlement statement is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 or settlement statement is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a single family in xx, NH. XXXX shows an estimated value of xxK."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."
* Note is missing or unexecuted (Lvl 3) "The original note is missing. The lost note affidavit is available in the loan file located at "xx" The subject loan was modified on xx/xx/2025."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NUC0OVPNTLG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	181	xx/xx/2017	xx/xx/2017	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal Transmittal (1008)	Field: Current Value Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2026   Variance: -3044 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2017   Tape Value: xx/xx/2026   Variance: -3287 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 16.800%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 16.800%   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial single-family rental. Further details not provided. Elevated for client review."	* Guideline is missing (Lvl 3) "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2017."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2017."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial single-family rental in xx, FL. XXXX shows an estimated value of xxK. Current UPB is xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan file. XXXX shows an estimated value of xxK. Current UPB is xxK."	* Missing credit report (Lvl 2) "The credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "The flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial 1003 signed by the loan originator is missing from the loan files."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DB5ZWKY4YP3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	60	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	Not Applicable	Not Applicable	Investor	No	Not Applicable	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Balloon Rider Credit Report Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1218 (Days)   Variance %:    Comment: First payment date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Not Applicable   Tape Value: 55.700%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Not Applicable   Tape Value: 55.700%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note data is missing or inaccurate (Lvl 4) "The loan was originated on xx/xx/2022 and recorded on xx/xx/2022. As per the mortgage, final title policy, and tax report, the property address is xx. The property address is not mentioned on the note document."
* Property is Commercial Prop (Lvl 4) "Subject loan is NOO. Tape shows subject loan purpose is commercial condo rental. Further details not provided. Elevated for client review."	* Balloon Rider Missing (Lvl 3) "Balloon rider missing from the loan file."
* Guideline is missing (Lvl 3)     "Lending guidelines are missing from the loan file. Seller-financed note originated xx/xx/2022."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD or settlement statement is missing from the loan documents."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Seller-financed note originated on xx/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is a commercial condo rental property in xx, ID. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK. The BPO report dated xx/xx/2025 is available in the loan file with a value of xxK, showing the property is in good condition and there are no repairs."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance policy is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BIX02T3OAUI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,054.17	Unavailable	5.500%	60	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	47.917%	47.917%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual county taxes for 2026/2027 have been paid in the amount of xx on xx/xx/2026.
The annual county taxes for 2026/2027 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. The loan is interest only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -212 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2026, but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 60   Tape Value: 61   Variance: -1   Variance %: -1.63934%   Comment: Tape shows loan original maturity term months as 61, but audit value shows 60.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 47.917%   Tape Value: 47.900%   Variance: 0.017%   Variance %: 0.01700%   Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 47.917%   Tape Value: 47.900%   Variance: 0.017%   Variance %: 0.01700%   Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved as OO. ATR could not be determined, as 1008, AUS, loan approval, and income documents are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active."	* AUS is missing (Lvl 3) "AUS report is missing from the loan documents. Seller-financed note originated on xx/xx/2025."
* Compliance Testing (Lvl 3)     "Infinity could not perform regulatory compliance tests, as the final CD or settlement statement is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final CD is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject is a condominium in xx. XXXX shows an estimated value of xxK."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK.  BPO/AVM/CDA is available in the loan file."
* Missing credit report (Lvl 3)     "The credit report document is missing from the loan file."
* Missing flood cert (Lvl 3)     "The flood certificate document is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure document is missing from the loan file."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Evidence of hazard insurance is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note date is xx/xx/2025. Subject is in CA state."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SSS5ZF3YJKO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Refinance	89.437%	89.437%	Full Documentation	Yes	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.300%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: purpose of refinance per HUD-1 is change in rate/term. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 50.30%. Tape shows the loan was underwritten incorrectly and the corrected DTI exceeds 50%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 13.41 years on the job as an xx at xx, FICO 796, 0X30 since inception, and xxK equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2ZVU4Q5K1IH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Manufactured Housing	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026, totaling xx, are delinquent as of xx/xx/2026.

According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the tape data is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.
As per tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2010. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2010 and terminated on xx/xx/2010.	Not Applicable	Initial Escrow Acct Disclosure Transmittal (1008)	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of loan as per audit value is 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.134%   Tape Value: 50.730%   Variance: -12.596%   Variance %: -12.59600%   Comment: Borrower DTI ratio percent is 38.134%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000000M   Tape Value: 520222225122   Variance:    Variance %:    Comment: Payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx as per audit value is xx. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject property was listed for rent. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. Last MI payment received for the due date of xx/xx/2025 is more than 60 days late."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "The final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 38.13%. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject property was listed for rent, causing the lender to omit the BWR's primary housing expense. Also, tape shows undisclosed mortgage debt at closing. Revised DTI is 50.73%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1 year on the job as a xx with xx. Additionally, BWR has been SE for 3.91 years at the xx, FICO 768, xxK equity in the subject, and xx residual income."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached to the recorded mortgage located at "xx" state that the manufactured home with serial #xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZWRO7GDLDOW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	51.907%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default is a fraud issue.
No details pertaining to the damage to the subject property have been observed.
As per the document located at "xx" it shows a modified UPB of xx with the current P&I of xx and a rate of interest of 5.125%.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 27 Tape Value: 29 |---| -2 |----| -6.89655% Comment: Tape shows the age of loan is 29, and the audit value is 27. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: PMI active is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00121444321113321110MMMM Tape Value: 440007776765 Variance: Variance %: Comment: payment history string is not applicable. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VN2VG8INL5A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	42.733%	42.733%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	43.121%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2025. The prior mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 in the amount of xx with xx.
There is a junior UCC against the borrower in favor of xx, which was recorded on xx/xx/2026. The amount is not mentioned.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xx on different dates.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the subject property is occupied by an unknown party.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape shows age of loan as 5, but audit value shows 4. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR #1 middle name is R.   xx: xx:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR #2 middle name is R.   xx: xx:
Field: Original Standard LTV (OLTV)   Loan Value: 42.733%   Tape Value: 4.741%   Variance: 37.992%   Variance %: 37.99200%   Comment: Tape shows original standard LTV (OLTV) as 4.741%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 111000000001 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.12%. The Lender used the hourly rate for BWR 1 that was not supported and included BWR 2 SE income when the 2023 transcripts had a significant loss. Lender defect. Revised DTI 54.55%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR SE as an xx for 8.5 years and receives SSI, BWR2 is employed with xx as an xx for 10.3 years, FICO 743, xx residual income and xxK equity in the subject property. 0X30 since inception."
* Compliance Testing (Lvl 4) "Tape shows the loan failed the state high cost by xx. Review of the file shows the lender provided a refund check to BWR, and the high cost is cured. Further details not provided. Subject originated on xx/xx/2025. Reaching out to seller for cure docs to clear HC."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Lock Extension Fee. The CD dated xx/xx/2025 reflects Lock Extension Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FDF6FB8EFGM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	55.354%	55.354%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Yes	Yes	No	xx	Not Applicable	44.363%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2017 in favor of xx for xx. in the amount of xx, which was recorded on xx/xx/2017 with the instrument # xx
The 1st and 2nd installments of county taxes for 2025/2026 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.5%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
According to the comment dated xx/xx/2025, the reason for the default is a bank account issue.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan is 4. Tape shows 6. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.354%   Tape Value: 41.923%   Variance: 13.431%   Variance %: 13.43100%   Comment: Original CLTV Ratio Percent is 41.923%. Tape shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 55.354%   Tape Value: 15.351%   Variance: 40.003%   Variance %: 40.00300%   Comment: Original Standard LTV (OLTV) is Unavailable. Tape shows 15.351%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 111000000001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "Tape shows the loan failed the state high cost by xx. Review of the file shows the lender provided a refund check to BWR, and the high cost is cured. Further details not provided. Subject originated on xx/xx/2025. Reaching out to seller for cure docs to clear HC."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the nonrefundable prepaid finance charge test due to fees charged xx exceeds the fees threshold of xx over by +xx. The below fees were included in the test: Flood Certification - Single Charge or Life of Loan paid by Borrower: xx Funding, Wire, or Disbursement Fee paid by Borrower: xx Loan Origination Fee paid by Borrower: xx Lock Extension Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Prepaid Interest paid by Borrower: xx Recording Service Fee paid by Borrower: xx Tax Service Fee paid by Borrower: xx Title Courier Fee paid by Borrower: xx."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q7YNH403WA7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	54.022%	54.022%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.693%	Second	Unavailable	xx	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape shows the Age of Loan 5, but the audit value shows 4. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 54.022%   Tape Value: 29.824%   Variance: 24.198%   Variance %: 24.19800%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: 111000000001 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and infinity CE report shows the loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Rate Lock Fee. Final CD dated xx/xx/2025 reflects Rate Lock Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WHMP8AX86TN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	69.320%	69.320%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.318%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior mortgage that was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
According to the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of Loan as per audit value is 2. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx name as per the audit value is XXXX, xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 69.320%   Tape Value: 64.128%   Variance: 5.192%   Variance %: 5.19200%   Comment: Original CLTV ratio percent is 69.320%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.320%   Tape Value: 9.121%   Variance: 60.199%   Variance %: 60.19900%   Comment: Original standard LTV is 69.320%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 011000000000 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate and exceeds 0.125%. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the lock extension fee. The CD dated xx/xx/2025 reflects a lock extension fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V1AWZ0BKZP8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.249%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	64.898%	64.898%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.455%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2010 in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.249%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
Unable to determine the RFD.
The loan was modified on xx/xx/2022.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, and loan approval are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase fee in the amount of +xx.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows disclosures sent electronically to the borrower before the electronic disclosure form was approved. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QTFDP54440Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	59.971%	59.971%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
As per the tape, the subject property is occupied by an unknown.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents. The lock confirmation is available at xx."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ULUC9R8F1VB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.586%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 are paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is death of a family member.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.586% Tape Value: 78.650% |---| -33.064% |----| -33.06400% Comment: Borrower DTI Ratio Percent is 45.586%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.479%   Tape Value: 43.690%   Variance: 0.789%   Variance %: 0.78900%   Comment: Housing Ratio per U/W (Initial Rate) is 44.479%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Variance: Variance %: Comment: Subject Property Type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.58%. Tape shows rental income from the departure residence is not supported. Revised DTI is 78%. Lender defect. Further details not provided. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1 month on the job as a xx at xx, FICO 793, xxK equity in the subject, and xx residual income."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CEVO6JME150	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2025, the subject property needs some repairs. Unable to determine the estimated cost of repairs. No comments have been found for repair completion. Subsequent CCs do not show damage
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.304% Tape Value: 48.709% |---| -0.405% |----| -0.40500% Comment: Borrower DTI ratio Percent is 48.304%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: tape shows borrower first name is xx.   xx: xx:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: 4.53333% Comment: Original Appraised Value is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.30%. The Lender utilized income that was not supported and the employment/income for BWR 2 is not stable due to previous self-employment. Lender defect. Revised DTI >100%. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx and received a 50% increase in income in 12/2024 for 4.10 years (xx), BWR2 is employed with xx as a xx for 2 months and was previously SE, FICO 781 xxK equity in the subject property."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—loan discount fee at xx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot be increased. A valid COC for an increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33E9HFJI4A5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx, trading as xx.
There is a junior civil judgment against xx in favor of xx, which was recorded on xx/xx/2025. The amount is not provided.
The annual installment of combined taxes for 2023, 2024, and 2025 has been paid in the total amount of xx on xx/xx/2023, xx/xx/2024, and xx/xx/2025.
The annual installment of utilities/MUD taxes for 2026 is due in the amount of xx on xx/xx/2026.
The annual water and utilities/MUD charges for 2025 are delinquent in the amount of xx, good through xx/xx/2026 and xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape data, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Tape shows 9and Audit value 8 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.017%   Tape Value: 46.016%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-3212.44   Variance %: -0.88934%   Comment: Tape shows xx and Audit value xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Tape shows 96.500% and Audit value 98.189%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA-insured. Payment history shows the last MI payment on xx/xx/2026."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Seller's tape shows the first 3 payments were made on time and 4th payment was made on xx/xx/2025, which was due on xx/xx/2025. All subsequent payments were made on time. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.

Tape shows the loan is uninsurable by the FHA, as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025 with a sales price of xx, and the subject loan closed on xx/xx/2025 with a sales price of xx. Appraisal shows material renovation including kitchen, baths, basement finished, HVAC. Further details not provided. XXXX search shows an estimated value of xx. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	* Compliance Testing (Lvl 2) "Loan failed FHA QM Safe Harbor threshold test due to APR calculated 7.173% exceeds APR threshold of 8.397% under by -1.224%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A96TBW4CIMA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	xx	xx	43.505%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	6.750%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There are 3 active prior credit card judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
There is an active prior credit card judgments against the borrower in favor of xx, which was recorded on xx/xx/2010 in the total amount of xx. The SSN provided on the document is consistent with the SSN of the borrower.
There are 3 active prior civil judgments against the borrower in favor of the xx, which were recorded on different dates.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There is a junior civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2024.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx and the lender xx on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 6.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount. The loan has been modified once since origination.	Appraisal (Incomplete) Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 29 Tape Value: 30 |---| -1 |----| -3.33333% Comment: Tape shows the Age of Loan 30, but the audit value shows 29. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.505%   Tape Value: 42.957%   Variance: 0.548%   Variance %: 0.54800%   Comment: Tape shows the borrower DTI ratio percentage as 42.957%, but the audit value shows 43.505%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the Is PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.50000%   Tape Value: 6.75000%   Variance: 7.43250%   Variance %: 7.43250%   Comment: Tape shows the original stated rate of 6.75000%, but the audit value shows 7.50000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2065   Tape Value: xx/xx/2053   Variance: 4383 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 475 Tape Value: 331 Variance: 144 Variance %: 43.50453% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK. Tape shows the loan was originated using an ACE appraisal waiver; final disbursement reflects a payment of xx to preferred roofing from seller proceeds, making the waiver ineligible and no post-consummation appraisal permitted. Further details not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as initial LE is missing from the loan file. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL is expired."
* Loan does not conform to program guidelines (Lvl 3)     "This is a conventional fixed-rate mortgage originated on xx/xx/2023 with a P&I of xx, a rate of interest of 7.50%, and a maturity date of xx/xx/2053. The current P&I as per the latest payment history as of xx/xx/2026 is xx, and the rate of interest is 6.750%. The current UPB reflected as per the payment history is xx and as per the tape data, the deferred balance is xx. As per the servicing comment dated xx/xx/2025, the loan was modified on xx/xx/2025. The modification agreement is missing from the loan file."
* Missing Initial LE (Lvl 3)     "Initial LE is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62TEE9BXH2L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	86.486%	86.486%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	27.050%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 27.050%   Tape Value: 26.343%   Variance: 0.707%   Variance %: 0.70700%   Comment: Borrower DTI ratio percent is 27.050%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: 10.81018% Comment: Original Appraisal value is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the subject property condition rating is not acceptable by Freddie Mac. Appraisal report is as xx with xx. The estimated cost to cure is xx. 1004D is missing from the loan file. Final CD does not reflect the escrow holdback amount."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape defect shows payment history is clean and multiple additional principal payments as well. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* LE/CD Issue date test Fail (Lvl 2) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date of xx/xx/2025."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D78P91XGJWA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	36.083%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx, book #xx, and page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and review of appraisal show the subject is a condotel unit at the XXXX project, located in the city of xx. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7LR5TV0U8UF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	New Hampshire	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	48.342%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 |---| 26 (Days) |----| Comment: Origiinal Note Doc Date is xx/xx/2024 Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.34%. The Lender miscalculated rental income. Lender defect. Revised DTI 56.98%. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx as a xx for 2.2 years, BWR2 is SE with xx as a xx for 23 years, FICO 768, 5,666 residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects Appraisal Fee at xx. The CD dated xx/xx/2024 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TC2ERRQSIO9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	75.325%	75.325%	Full Documentation	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.917%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.917% Tape Value: 97.160% |---| -62.243% |----| -62.24300% Comment: BRW DTI ratio percent is 34.917%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 75.325% Tape Value: 31.358% Variance: 43.967% Variance %: 43.96700% Comment: Original standard LTV (OLTV) is 71.037%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.91%. The tape shows rental income miscalculations. The revised DTI is 100%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.58 years on the job as an xx at xx FICO 644, and xxK equity in the subject. 0X30 since inception."		* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.225% exceeds APR threshold of 9.690% over by +0.535%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MP0OM3BFR8Y	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The tape shows the xx data provided is XXXX; the audit value is xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects BWR last name as xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.10   Tape Value: 0.87   Variance: 0.23   Variance %: 26.43678%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: The tape shows the purpose of the refinance per HUD-1 data provided is the change in rate/term audit value, which is no cash-out. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject appraisal at xxK with xx. Subject was listed 1/25 for xxK and the listing was removed in 2/25. XXXX shows an estimated value of xxK. UPB xxK."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJSRJM4S3I5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	40.826%	40.826%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.218%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was originated on xx/xx/2001 and recorded on xx/xx/2001 in the amount of xx with xx.
The 1st installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
According to tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is pim active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per Hud -1 is cash out -other .   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Loan is cash-out refinanace.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured housing . Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum reflects the rotted and peeling paint of the roof trim. The estimated cost to cure is available in the amount of xx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate.

The loan failed charges that cannot increase the 0% tolerance test. The revised LE dated xx/xx/2025 reflects points - loan discount fee of xx. The final CD dated xx/xx/2025 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial #xx has been affixed to the permanent foundation. As per seller tape data, the certificate of title is missing."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OFGX7B6HQTT	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$10,550.06	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,451.25	xx	8.250%	480	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	79.683%	79.683%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The interest-only amount is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx. The note has interest only for a period of 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx name is xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx name is xx, Llc, A xx Company.   xx: xx:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.00   Tape Value: 0.98   Variance: 0.02   Variance %: 2.04081%   Comment: Debt service coverage ratio is DSCR 0.93   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is Commercial.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 9.27519% Comment: P&I is Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZOC4WHDP5P6	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2008. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2008.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2008. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The BK was discharged on xx/xx/2008 and terminated on xx/xx/2008.	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan documents.   xx: xx:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $-3865.36   Tape Value: xx   Variance: $-7730.72   Variance %: -200.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -29 (Days) Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6Q2INFNUXUO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	71.146%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	12.700%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is one junior mortgage against the subject property originated on xx/xx/2026 in favor of xx for xx in the amount of xx, which was recorded on xx/xx/2026.
There are 7 prior civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
There are 3 prior credit card judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
ATR could not be determined, as 1008, AUS, loan approval, and lending guidelines are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 12.700% Tape Value: 12.087% |---| 0.613% |----| 0.61300% Comment: Borrower DTI Ratio Percent is 12.700%. Tape Source: Initial Tape Type:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: xx   Tape Value: $-4925.31   Variance: xx   Variance %: -200.00000%   Comment: Cash To Borrower (HUD-1 Line 303) is xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject xxK loan originated xx/xx/2026 with an appraised value of xx5M. Subject has a 2nd loan in the amount of xxK, total obligations xx2K. XXXX shows an estimated value of xxK. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on the closing disclosure dated xx/xx/2026. Initial CD dated xx/xx/2026 reflects lender credit at xx. Final CD dated xx/xx/2025 reflects lender credit at xx. This is a decrease of +xx for a fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9YDLTQIOSPV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	85.000%	85.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active prior credit card judgment against xx in favor of xx in the amount of xx, which was recorded on xx/xx/2019. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

ATR could not be determined, as 1008 and AUS are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $-58651.79 Tape Value: $-709.58 |---| $-57942.21 |----| 8165.70506% Comment: as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: Not Applicable   Tape Value: 0.80   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -3 (Days)   Variance %:    Comment: as per document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: As per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.760% exceeds the APR threshold of 7.640% over by +1.120%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								The loan failed the CA AB 260 higher-priced mortgage loan threshold test due to the APR calculated at 8.760% exceeds the APR threshold of 7.640% over by +1.120%. The subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TZ4YW96L80Y	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.470%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx. dba xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape, the property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
																																																																																				Field: First Payment Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 31 (Days) Variance %: Comment: Tape shows First payment date is xx/xx/2025 but audit value is given as xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.47%. Tape shows subject is NOO due to misrepresentation causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 3.91 years at xx, FICO 724 and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78ANO8TJKXN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.079%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.25 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value N.A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 31 (Days)   Variance %:    Comment: As per the document first payment date xx/xx/2025 but tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-5000.00   Variance %: -2.17391%   Comment: As per the document original appraised value xx, but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: As per the document stated maturity date is xx/xx/2055 but tape shows as xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows critical issues on the condo project were not explained by the HOA, and the escrow holdback was not set up properly. Appraisal report is as is; the condo questionnaire shows a special assessment of xxK for routine maintenance has been planned. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee of xx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7FHMSYYT20E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$258.76	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Refinance	53.704%	53.704%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	19.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual city taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The 1st installment of other taxes for 2026 trash has been delinquent in the amount of xx, which is good through xx/xx/2026.
The 2nd installment of other taxes for 2026 trash is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 19.656% Tape Value: 22.709% |---| -3.053% |----| -3.05300% Comment: Tape shows borrower DTI ratio percent as 22.709%, but audit value shows 19.656%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 31 (Days)   Variance %:    Comment: Tape shows first payment date as xx/xx/2025, but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Tape shows original note doc date as xx/xx/2025, but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Tape shows purpose of refinance per HUD-1 as No cash out, but audit value shows change in rate/Term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: 31 (Days) Variance %: Comment: Tape shows stated maturity date as xx/xx/2055, but audit value shows xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the Pennsylvania license validation test.

The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The TRID total of payment disclosed on the final CD is xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.  TRID Rescission Total of Payments Test disclosed on final CD as xx. The calculated total of payments is xx for an under disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate because it is understated by more than xx.  Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—the loan discount fee at xx. The CD dated xx/xx/2025 reflects the following points: loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows EPD. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PBN116ZR3U9	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.519%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.41 years on the job as a xx at xx Previously, BWR had multiple jobs in the last 2 years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows the borrower's first name as xx, but the audit value shows XXXX. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value as xx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 31 (Days)   Variance %:    Comment: Tape shows the First Payment Date is xx/xx/2054, but the audit value shows xx/xx/2054.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2054 Variance: -31 (Days) Variance %: Comment: Tape shows the Stated Maturity Date is xx/xx/2054, but the audit value shows xx/xx/2054. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.51%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.41 years on the job as a xx at xx, FICO 771, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q33TGIEWEKN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	82.895%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.985%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with the xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.7500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.50 years on the job as a xx with xx, BWR had 1 year on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 31 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure delivery and receipt date validation test due to the initial closing disclosure receipt date being before the initial closing disclosure delivery date."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows PAD approval is required from the XXXX PAD team, as the project is currently on the declined list per the latest DeFi Review Team decision. Further details are not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R6JVLVXW85U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value N.A Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.46   Tape Value: 1.22   Variance: 0.24   Variance %: 19.67213%   Comment: DSCR 1.46   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Original note doc date xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date xx/xx/2025 Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Subject note was signed by xx in their individual name. The deed and mortgage are in the name of the LLC. Missing the signature of the xx on the note."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the defect as an inexperienced investor. Further details not provided. The subject loan originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HI76X0KWLPG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	18.282%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of xx. SSN on supportive document is consistent with borrower's SSN.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of supplemental county taxes for 2025/2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 2.91 years at the xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: B1 Self-Employed is no. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: Payment history sting is 0000.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is XXXX.   xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan fails loan originator credits test due to fees charged of xx. The below fees were included in the test: Mortgage broker fee paid by broker: xx.

The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects the lender credit at xx; the final CD dated xx/xx/2025 reflects the lender credit at xx. This is a decrease of +xx for a fee that has a 0% tolerance test.
Loan failed charges that in total cannot increase more than a 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2025 reflects the sum of Section C and recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.
 The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (Lvl 3) "The tape and appraisal report report shows that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 8.329% exceeding the APR threshold of 8.130% by +0.199%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx).
																																																																																								The loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 8.329% exceeding the APR threshold of 8.130% by +0.199%. The subject loan is a second lien. The first lien is escrowed."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
00VCTYCOZ11	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original note doc date audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated maturity date audit value is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows valuation issue. Subject loan closed with an appraised value of xxK and the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. XXXX shows an estimated value of xxK. XXXX shows estimated value xxK. Current UPB xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6REYP312NC3	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	60.914%	60.914%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
The first installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The second installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Note	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Updated as per note. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per note.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance. Subject originated xx/xx/2025.
xx/xx/2026: Seller confirmed 1007 was used in lieu of lease agreement."
* Note is missing or unexecuted (Lvl 4)     "Subject note was signed by xx in their individual name. The deed and mortgage are in the name of the LLC. Missing the signature of the xx. on the note."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows valuation issue. Subject loan closed with an appraisal value of xx, and the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx. Subject was listed in 2020 for xxM and then again in 2022 for xxM. Current UPB is xxM."xx"	* Missing required 1-4 family rider (Lvl 3) "The subject is a 4-family property, and the 1-4 family rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F0EUTJQS9JP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Change in Rate/ Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "The tape and file show the subject property is in a rural area. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YEZ3VIDHK86	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$61,760.22	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	61.797%	61.797%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.942%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
There is an active junior IRS lien against the xx in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8.91 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -11 (Days)   Variance %:    Comment: tape shows Original Doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of refinance is change in rate and term.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: tape shows Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as Initial CD is missing from the loan file"
* Missing credit report (Lvl 3)     "The credit report is missing in the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows valuation. Further details not provided. Review of the appraisal report and XXXX search shows that the subject is a 5-acre site. XXXX search shows an estimated value of xxM. Current UPB is xxM."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CJAKQVA25CN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	63.492%	63.492%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.390%	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The 1st installment of state taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx/191.40 on xx/xx/2026.
The 1st installment of state taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 21 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -31 (Days) Variance %: Comment: Tape shows xx/xx/2055 and audit value shows xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows valuation issue. Subject loan closed with an appraised value of xxM, and the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxM. Comp #3 with a sales price of xxM is closest to the subject property. XXXX search shows an estimated value of xxM. Current UPB is xxM."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9IZ9WDWJ7TE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.780%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are two prior credit card judgments against the borrower in the total amount of xx in favor of xx, which were recorded on xx/xx/2011 and xx/xx/2017.
The annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was due on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10.16 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: Payment history string is NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test.
The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows a valuation issue. Appraisal report shows the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9ZPMMPOVWTR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$711.74	xx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The interest-only amount is xx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property's occupancy is stated as an investor.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.32   Tape Value: 1.06   Variance: 0.26   Variance %: 24.52830%   Comment: Debt Service Coverage Ratio is 1.36.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: Payment History String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: -30 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025.
																																																																																						xx/xx/2026: Seller confirmed 1007 was used in lieu of lease agreement."	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show the subject property is in a rural area. Further details not provided. XXXX shows an estimated value of xxK. Current UPB xxK."		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2025. The notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note the date is xx/xx/2025."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M2Q09V8T4DB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	74.627%	74.627%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is occupied by an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note Prepayment Penalty Rider	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR last name is xx 2 LLC. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, but the audit value is given as NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The tape shows the property address street as XXXX, but the audit value is given as XXXX.   xx: xx:
Field: Stated Maturity Date   Loan Value: xx/xx/2055   Tape Value: xx/xx/2055   Variance: -30 (Days)   Variance %:    Comment: Tape shows the stated maturity date is xx/xx/2055, but the audit value is given as xx/xx/2055.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: The tape shows the property Detached/Attached as detached, but the audit value is given as attached. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance.
xx/xx/2026: Seller confirmed 1007 was used in lieu of lease agreement."
* Note is missing or unexecuted (Lvl 4) "Subject note was signed by xx in their individual name. The deed and mortgage are in the name of the LLC. Missing the signature of the xx on the note."	* Prepayment Rider Missing (Lvl 3) "The prepayment rider is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows a valuation issue. Appraisal report shows the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78W2CN1LGEQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	40.164%	40.164%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	29.822%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 15.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: Payment History string is Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the property is farm/rural. Tax report shows property type is farm/ranch residential improvements. Further details are not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RIL16JUJ3SS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There are three prior civil judgments against the borrower in favor of xx, which were recorded on xx/xx/2011 and xx/xx/2024 in the total amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2025."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape and file show subject condo is 1 unit in a building with more than 4 units with no master insurance. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OEAQG64N9GV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,323.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,594.79	xx	7.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	40.066%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026, respectively.
The 2nd installment of county taxes for the 2025/2026 supplemental is due in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for the 2024/2025 supplemental is due in the amount of xx on xx/xx/2026.
The water charges are due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2024-2025 and 2025-2026 supplemental are delinquent in the total amount of xx, which is good through xx/xx/2026.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current interest-only payment is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx. As per the note, the loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 6.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 |---| -3 (Days) |----| Comment: As per document. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: Not Applicable   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -29 (Days) Variance %: Comment: As per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is NOO refinance.
xx/xx/2026: Seller confirmed 1007 was used in lieu of lease agreement."
* Property is Commercial Prop (Lvl 4)     "Subject is a commercial property. Subject was approved as NOO while the appraisal cites use as AirBnb property. No lease in file. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape and file show the subject property is in a rural area, xx, CA. Appraisal shows value xxK. Subject was purchased xx/xx/2025 for xxK, had some remodeling and added a pool. XXXX search shows an estimated value of xxK. Current UPB is xxK."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HXVXQMM5HDM	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Refinance	69.486%	69.486%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with the xx, NC.
No active judgments or liens have been found.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape data, the occupancy of the subject property is stated as investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Note Prepayment Penalty Rider	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the note document note date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per the document, a loan is a change in rate/term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -29 (Days) Variance %: Comment: As per the note document maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Subject note was signed by xx, Sr in their individual name. The deed and mortgage are in the name of the LLC. Missing the signature of the xx, Inc on the note."	* Prepayment Rider Missing (Lvl 3) "The prepayment rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R91XAOGTGII	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	37.143%	37.143%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	20.540%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There are two prior IRS liens against the xx in favor of the xx, which were recorded on xx/xx/2017 in the amount of xx. SSN on supportive document is consistent with borrower's SSN.
There are five prior state tax judgments against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx.
There is a prior state tax lien against xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx.
There are five prior civil judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
There is a prior civil judgment against xx in favor of xx, which was recorded on xx/xx/2012 in the amount of xx.
The 1st installment of other taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of other taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 3.75 years on the job as a xx with xx.

BWR2 has 2.58 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2026, and the audit value is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: 0x0x0x0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -29 (Days) Variance %: Comment: Tape shows the stated maturity date is xx/xx/2056, and the audit value is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID post-consummation event validation test. This loan failed the TRID disclosure delivery date validation test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower's previous BK. According to the PACER, the borrowers, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2024. The BK was discharged on xx/xx/2024 and terminated on xx/xx/2026. The loan originated on xx/xx/2026; there is no BK filed for the subject loan."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to the APR calculated at 8.80%, which exceeds the APR threshold of 7.75% by +1.05%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx)."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0H8DKMV3HND	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$200.36	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.300%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	91.375%	91.375%	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	17.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
  There are 2 prior credit card judgments against the borrower in favor of xx, which were recorded on xx/xx/2018 and xx/xx/2020 for a total amount of xx.
  There is one junior active UCC judgment against the subject property in favor of xx, which was recorded on xx/xx/2022.
The annual county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025/2026 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2018-supplemental have been delinquent in the total amount of xx on xx/xx/2020, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
  No details pertaining to the damage to the subject property have been observed.
  As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
The loan has not been modified since origination.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.83 years on the job as a xx at xx.
BWR2 has 2.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 51 Tape Value: 52 |---| -1 |----| -1.92307% Comment: Age of Loan is 51. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Secondary   Variance:    Variance %:    Comment: Occupancy at Origination (Property Usage Type) is Primary.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 222222222222 Variance: Variance %: Comment: Payment History String is 000000000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents."
* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows occupancy misrepresentation as the subject property is being used as a second home. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 17.51%. Tape shows occupancy misrepresentation, as the subject property is being used as a second home, causing the lender to omit primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR1 has 6.83 years on the job as a xx at xx. BWR2 has 2.83 years on the job as a xx at xx, FICO 751, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE and initial CD being missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4ELHECEE3QT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	77.688%	77.688%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.668%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 8.41 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 51 Tape Value: 53 |---| -2 |----| -3.77358% Comment: Age of loan is 51. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.668%   Tape Value: 36.537%   Variance: 1.131%   Variance %: 1.13100%   Comment: BWR DTI ratio percent is 37.668%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is primary.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: payment history string is 000000000000000000000000 Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved as OO at 37.66%. Tape shows the subject is NOO due to misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 8.41 years at xx, FICO 778, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AQANF628LE3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	30.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the property in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx with instrument #xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a xx at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 2.25 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 97.000% Tape Value: 100.880% Variance: -3.880% Variance %: -3.88000% Comment: Original CLTV ratio percent is 97.000%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test:
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed as a non-arm'xx's compliance rules, as the real estate agent on the loan is BWR's sibling. Review of the appraisal report does not show any prior sales or transfers of the subject property for the 3 years prior to the effective date of appraisal. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2F08R4C8S8G	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	46.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.08 years at xx.
BWR2 has 5 months on the job as a xx at xx, BWR2 had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.737% Tape Value: 34.887% |---| 11.850% |----| 11.85000% Comment: Borrower DTI Ratio percent is 44.263%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the subject loan closed as a non-arm length transaction, as the BWR2 is the real estate agent on the subject loan. The review of the appraisal report shows that there was no prior transaction of the subject, and the loan closed on xx/xx/2024 with a sales price of xxK. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.74%. Tape shows BWR2 was the XXXX on this subject transaction and lender should not have used her income to qualify. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 2.08 years at xx. BWR2 has 5 months on the job as a xx at xx. FICO 699, 0X30 since inception, xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects the Points - Loan Discount Fee at xx. The CD dated xx/xx/2024 reflects the Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RZLHADOOJGY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	74.212%	74.212%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	15.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
  The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
  As per the tape, the subject property is owner-occupied.
  The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension and VA benefits income.
  BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. The subject loan closed without monthly MI payment and VA funding fee."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed loan origination fee test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Pest Inspection Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Title - Closing Protection Letter paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not insurable by VA as the incorrect entitlement has been applied based on the closed loan amount. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6YS2HJVNHBC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	40.867%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2018 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 qualified using an offer letter as a xx at xx. Previously, BWR1 had 7.33 years on the job as a xx with xx.
BWR2 receives a defined contribution plan and social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 last name is xx. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.544%   Tape Value: 16.618%   Variance: -1.074%   Variance %: -1.07400%   Comment: Housing ratio per U/W is 16.046%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.662%   Tape Value: 95.000%   Variance: 1.662%   Variance %: 1.66200%   Comment: Original CLTV ratio percent is 96.662%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.662% Tape Value: 95.000% Variance: 1.662% Variance %: 1.66200% Comment: Original standard LTV is 96.662% Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (Lvl 3)     "Tape shows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025 with a sales price of xxK and the subject loan closed on xx/xx/2025 with a sales price of xxK. Appraisal shows a material renovation of the subject property including kitchen, baths, flooring, plumbing, electrical and exterior work. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the FHA QM safe harbor threshold test due to the APR calculated at 7.206% and the comparison data of the APR threshold at 8.457%, which is under variance by -1.251%."	* Settlement date is different from note date (Lvl 1) "Final CD reflects the closing date as xx/xx/2025. The notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note date is xx/xx/2025."	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9P9TK92PQUL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	61.980%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page # xx in the amount of xx with xx. No active judgments or liens have been found. The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 24 years on the job as a xx with xx.  BWR2 has 25 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 61.980% Tape Value: 54.855% |---| 7.125% |----| 7.12500% Comment: Tape shows Borrower DTI Ratio Percent is 54.855% but audit value is given as 61.12%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows Current value is xx but audit value is given as NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 46.042% Tape Value: 45.405% Variance: 0.637% Variance %: 0.63700% Comment: Tape shows Housing ratio 45.405% but audit value given as46.042%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 54.85%. Tape shows the BWR did not disclose a new auto loan debt with a monthly payment of xx and the lender did not obtain evidence of a payoff for the credit card debt omitted from the DTI calculation. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 24 years on the job as a xx with xx; BWR2 has 25 years on the job as a xx with xx. FICO 727, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$36,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DNT6IHSOGGQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	98.070%	98.070%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	29.175%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 2 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape shows 4 and audit value shows 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -30 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.070%   Tape Value: 94.937%   Variance: 3.133%   Variance %: 3.13300%   Comment: Tape shows 94.937% and audit value shows 98.070%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.070%   Tape Value: 94.937%   Variance: 3.133%   Variance %: 3.13300%   Comment: Tape shows 94.937% and audit value shows 98.070%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: Payment history String is 00000   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 357 Tape Value: 356 Variance: 1 Variance %: 0.28089% Comment: Stated Remaining Term is 357 Tape Source: Initial Tape Type:	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 4) "The VA guaranty certificate is missing from the loan documents."	* Required Documentation Missing (Lvl 3) "The subject loan is VA. Tape shows that an incorrect funding fee was charged. Final CD shows funding fee of xx was charged. Further details are not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3LREJT5YUYG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	New Mexico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	94.575%	102.849%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.657%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There are 2 junior mortgages against the subject property in favor of the xx. The first originated on xx/xx/2025 in the amount of xx, which was recorded on xx/xx/2025. The second originated on xx/xx/2025 in the amount of xx, which was recorded on xx/xx/2025.
There is a prior child support lien against xx in favor of the xx, which was recorded on xx/xx/2024.
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2026.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as a xx with xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and audit value shows NA. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.849%   Tape Value: 101.222%   Variance: 1.627%   Variance %: 1.62700%   Comment: Tape shows 101.222% and audit value shows 102.849%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 94.575% Tape Value: 92.949% Variance: 1.626% Variance %: 1.62600% Comment: Tape shows 92.949% and audit value shows 94.575%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS was changed to refer during insuring the loan due to a technical error, and FHA was unable to assist in manually approving the loan. Further details not provided."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V2GUKD8W3MT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	38.973%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.83 years on the job at xx, BWR1 was a student at the xx for 4 years.
  BWR2 has 2.75 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 38.973% Tape Value: 38.996% |---| -0.023% |----| -0.02300% Comment: Borrower DTI ratio percentage as 38.996%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial LE being missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement services provider list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The notice of servicing transfer disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AG9CCCEUEH6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	69.575%	69.575%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.257%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is an active junior mortgage against the subject property originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.65 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 25.257% Tape Value: 25.864% |---| -0.607% |----| -0.60700% Comment: Borrower DTI Ratio Percent is 25.257%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: -6 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 but audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents."	* Property Marketability Issues (Lvl 3) "The tape and file show the appraisal report has comparable issues and subjects' physical features are reported inaccurately, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #2 with a sales price of xxK is closest to the subject property. XXXX shows an estimated value of xxK. Current UPB is xxK. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 6.65 years on the job as a xx with xx, FICO 803, 0X30 in the last 24 months, and xxK equity in the subject."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2MH3MG4BGC1	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.002%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE operating a proprietorship business for 27.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the note document borrower last name updated. xx: xx:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the document subject Property type PUD but tape shows as Single family. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 10.234% Exceeds the APR threshold of 7.740% Over By +2.494%.

Loan failed the qualified mortgage APR threshold test due to APR calculated 10.234% exceeds the APR threshold of 8.490% over by +1.744%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The final CD dated xx/xx/2025 reflects the lender credit at xx. The post-close CD dated xx/xx/2025 reflects a lender credit of xx. This is a decrease of -xx for fees, which have a 0% tolerance test. The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 years.

The loan failed TILA finance charge test due to finance charge disclosed on the PCCD is xx. Calculated finance charge is xx for an under-disclosed amount of -xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM APR test due to an APR charged of 10.234%, which is 8.490% higher than the APR threshold of  +1.744%.

Document Preparation Fee paid by Borrower: xx
Funding, Wire, or Disbursement Fee paid by Borrower: xx
Investor BK STMT Review Fee paid by Borrower: xx
Investor Review Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed with 90% LTV that exceeds the 85% LTV guideline for first-time homebuyers. Subject loan originated on xx/xx/2025."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to the APR calculated at 10.305% exceeds the APR threshold of 7.740% by +2.565%. Subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UEP0VNJA7B5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	42.875%	42.875%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	21.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx. No active judgments or liens have been found. The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Tape and review of appraisal report show the subject property is subject to repainting and wall repairs pending. The cost of repair is xx. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

Subject loan approved using asset depletion income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 21.199% Tape Value: 19.200% |---| 1.999% |----| 1.99900% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.569%   Tape Value: 15.910%   Variance: 1.659%   Variance %: 1.65900%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 42.875%   Tape Value: 42.880%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 42.875%   Tape Value: 42.880%   Variance: -0.005%   Variance %: -0.00500%   Comment: As per loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: As per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and file show the appraisal report was subject to the completion of ceiling repairs of the half bath and raw wall areas that are prepped for painting and wall repair as well. The cost of repair is xx. 1004D, verifying the completion of repairs, is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as no recording refund proof is in the file, subject to appraisal with repairs pending, and the document located at "xx" shows the attached invoice notes that the subject recently had electrical work completed. The service item—'xx'—entails opening the walls and pulling new wiring to replace the knob and tubes."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TILA PCCD coverage conflict validation test. The loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6H0G5KYY270	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	74.074%	74.074%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	43.290%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the occupancy of the subject property is second home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 25.41 years at xx.
BWR2 has been SE for 15.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.074%   Tape Value: 74.080%   Variance: -0.006%   Variance %: -0.00600%   Comment: Original CLTV Ratio Percent is 74.074%. Tape shows 74.0880%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.074%   Tape Value: 74.080%   Variance: -0.006%   Variance %: -0.00600%   Comment: Original Standard LTV (OLTV) is 74.074%. Tape shows 74.080%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Loan is change in rate/term. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.29% on a 12-month bank statement program. The Lender included tax returns that reXXXXed negative business income. Lender defect. Revised DTI in excess of 100%. The BWR's are SE with xx for 4.4 years, FICO 724 and xxK equity in the subject property."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the Pennsylvania license validation test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows tax returns were documented on the subject loan, which closed under a 12-month bank statement loan program. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0BC596SI3TB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.062%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
Parcel xx
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The first and second installments of county taxes for 2025 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
Parcel xx
The first and second installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The first and second installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
The tape and file show the appraisal report was subject to repairs of multiple items and removal of the shed. 1004D in the file shows repairs of multiple items and removal of the damaged shed have been completed satisfactorily, and the second manufactured home was not removed. The collection comments do not show any damages or its repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 years on the job as a xx at xx. LLC.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx. xx: xx:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -1 (Days) Variance %: Comment: Original Note doc date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and file show the appraisal report was subject to repairs of multiple items, removal of the shed, and 2 manufactured homes located on the adjacent parcel. 1004D in the file shows repairs of multiple items and removal of the damaged shed have been completed satisfactorily, but the second manufactured home was not removed. XXXX search shows an estimated value at xxK. Current UPB xxK.""	* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation." The seller's tape shows the inspection report did not specifically reference the second home on parcel two and provide a photo showing the unit was removed. In the subsequent conversation with the borrower, the second MH was never removed, and the borrower will not provide an ETA for removal. The borrower does not intend to remove the structure."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V0OB307KCN1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$16,145.83	xx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	69.444%	69.444%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.522%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been delinquent in the amount of xx, which was good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx. This loan is interest-only for 120 months.
The PH dated xx/xx/2025 shows an additional principal payment of xx. As per the comment dated xx/xx/2025, the borrower made payment.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 23.50 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.522% Tape Value: 54.030% |---| -10.508% |----| -10.50800% Comment: Tape shows the borrower DTI ratio percent is 54.030%, and the audit value is 43.522%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.829%   Tape Value: 52.340%   Variance: -10.511%   Variance %: -10.51100%   Comment: Tape shows the housing ratio per U/W is 52.340%, and the audit value is 41.829%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.444%   Tape Value: 69.450%   Variance: -0.006%   Variance %: -0.00600%   Comment: Tape shows the original CLTV ratio percent is 69.450%, and the audit value is 69.444%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2025, and the audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 69.444% Tape Value: 69.450% Variance: -0.006% Variance %: -0.00600% Comment: Tape shows the original standard LTV is 69.450%, and the audit value is 69.444%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the qualified mortgage interest-only test due to this loan being an interest-only loan."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.  The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.52%. Tape shows the lender miscalculated PITI by not including the fully amortizing payment. Revised DTI is 54.03%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 23.50 years on the job as a xx with xx. FICO 791, 0X30 since inception, xxM equity in the subject, and xxK residual income."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UR4A0L1JQ6U	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.612%	90.612%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX but audit value is xx xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.635%   Tape Value: 20.636%   Variance: -0.001%   Variance %: -0.00100%   Comment: Tape shows 20.636% But audit value is 20.635%   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Tape shows Alternative but audit value is Full Documentation   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.612%   Tape Value: 90.000%   Variance: 0.612%   Variance %: 0.61200%   Comment: Tape shows 90.00% but audit value is 90.612%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.612%   Tape Value: 90.000%   Variance: 0.612%   Variance %: 0.61200%   Comment: Tape shows 90.00% But audit value is 90.612   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01110100000000   Tape Value: 111010000000000   Variance:    Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID violation as closing disclosure with increased APR was delivered prior to 3-day waiting period from consummation date. Infinity compliance result shows the loan does not fail TRID delivery and timing tests. Further details not provided."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Investor Review Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

The loan failed the GSE QM APR test due to the APR calculated at 10.414%, exceeding the APR threshold of 8.610% by +1.804%.

The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 10.414%, exceeding the APR threshold of 7.860% by +2.554%.

The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The below fees were included in the test:
Investor Review Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

The loan failed the qualified mortgage APR threshold test due to the APR calculated at 10.414%, exceeding the APR threshold of 8.610% by +1.804%."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan is HPML and property was flipped and the lender did not obtain two appraisals. The review of the appraisal report shows the date of prior sales or transfers is xx/xx/2024, and the price of the prior sale or transfer was xx. The current sale price is xxK. Subject property is in very good condition as it has been renovated in the prior 90 days. XXXX search shows an estimated value of xxK. Current UPB xxK. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects a points-loan discount fee of xx and a transfer tax fee of xx. The CD dated xx/xx/2024 reflects a points-loan discount fee of xx and transfer taxes fee of xx. This is an increase in fees of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test (12 CFR §1026.19(xx)(xx)(xx)(xx)). A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.502%, exceeding the APR threshold of 7.860% by +2.642%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx)."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JLSL2H39ZDV	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	63.356%	63.356%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	21.034%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 6 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: xx Tape Value: xx |---| $-100000.00 |----| -3.84615% Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000   Tape Value: 000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Cash Out - Other Tape Value: Limited Cash Out (GSE definition) Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Cash Out - Other. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows a revised closing package issued on xx/xx/2024, and the loan closed on xx/xx/2024 without fulfilling the 3-day waiting period requirement for the product change. Further details not provided. Infinity compliance report does not fail TRID delivery and timing tests."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID post-consummation reason for redisclosure validation test as the loan contains a post-consummation revised closing disclosure delivery date and does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on the PCCD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years.

The loan failed TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a refinance, originated on xx/xx/2025, and the SOL is 3 years."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to a decrease in lender credit on closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects lender credit at xx. The PCCD dated xx/xx/2025 reflects lender credit at xx. This is a decrease of xx for a fee that has a 0% tolerance test. The subject loan is a refinance that originated on xx/xx/2025, and the SOL is 3 years."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4QOHH0VBT8C	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	New York	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	480	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
 No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
 The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
 According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
 As per the tape, the subject property occupancy is stated as an investor.
 Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Loan Documentation Type Loan Value: DSCR Tape Value: Alternative |---| |----| Comment: Loan documentation type is DSCR. Tape shows Alternative. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000210   Tape Value: 00   Variance:    Variance %:    Comment: payment history string 00MMMMMM   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: 3 Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Appraisal and file shows subject is an AirBnb property. Loan originated xx/xx/2025. Current UPB xxK. Elevated for client review."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2025."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is EPD. The first payment was due on xx/xx/2025. The borrower has a payment history of missing payments from xx/xx/2025 to xx/xx/2025. As per the payment history, the loan is current, the next due date is xx/xx/2026, and the current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KR5Y2C3ZH1U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Secondary	Yes	Yes	Yes	xx	xx	41.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one prior medical judgment against the borrower in favor of the xx, which was recorded on xx/xx/2010 in the amount of xx.
The first annual installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2026 has been paid in the amount of xx on xx/xx/2026.
The second annual installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is second home.
BWR1 has 1.91 years on the job as a xx with xx. BWR had 5.83 years on the job as an xx with xx.
BWR2 has 20.25 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 xx is xx. xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 4.906%   Variance: -4.906%   Variance %: -4.90600%   Comment: Housing Ratio per U/W (Initial Rate) is 0.000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is xx: xx:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
2026 1st QTR Water/Sewer paid by Borrower: xx
Title - Closing Protection Letter paid by Borrower: xx
Title - Identification Verification Fee paid by Borrower: xx
Title - Rundown Fee paid by Borrower: xx
Title - Transaction Management Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "xx for the subject loan, which is a second home property. 1031 exchange funds cannot be used on a second home transaction unless the transaction's occupancy is designated as an investment property. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88DV7IKJCQ0	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	94.615%	94.615%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the comment dated xx/xx/2026, the RFD is illness of principal mortgagor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.41 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 36.880% Tape Value: 36.754% |---| 0.126% |----| 0.12600% Comment: Tape shows the borrower DTI ratio percent is 36.754%, and the audit value is 36.880%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value N.A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.476%   Tape Value: 36.350%   Variance: 0.126%   Variance %: 0.12600%   Comment: Tape shows the housing ratio per U/W is 36.350%, and the audit value is 36.476%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the MI company is Other, and the audit value is Arch.   xx: xx:
Field: Payment History String   Loan Value: 004444432110000000000000   Tape Value: 665432110000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 73.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows the subject property type is Single Family, and the audit value is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows incomplete renovation. The appraisal report is subject to the completion of the renovation. The estimated cost to cure is in the amount of xxK. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback amount. Reaching out to seller for amount and status of renovation."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the borrower is >=120 days delinquent and the borrower is due for xx/xx/2025 as of xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.  The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. Final CD dated xx/xx/2021 reflects Appraisal Fee at xx.
Loan estimate dated xx/xx/2021 reflects HS Inspection Fee at xx. Final CD dated xx/xx/2021 reflects HS Inspection Fee at xx.
																																																																																								This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7H0F7LZAZ29	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	Not Applicable	41.219%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 19.120%   Variance: -19.120%   Variance %: -19.12000%   Comment: Housing Ratio Per U/W (Initial Rate) is 0.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000   Tape Value: 0000   Variance:    Variance %:    Comment: Payment History String is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX xx 4. xx: xx:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets. Bank statement and cash value of life insurance in the file show xxK, satisfying the cash-to-close requirement of xxK. Further details not provided. The subject loan originated on xx/xx/2025."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan fails the prohibited fees test.
The below fees were included in the test:
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx"			Moderate	Not Covered	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZP0R1JBY77	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	93.710%	103.387%	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.794%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx, with xx.
There is an active junior mortgage against the subject property in favor of the xx in the amount of xx, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx .
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a xx at xx, BWR had 4 months on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.794% Tape Value: 41.135% |---| -1.341% |----| -1.34100% Comment: BWR DTI ratio percent is 39.794%. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is xx.   xx: xx:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.104%   Tape Value: 31.445%   Variance: -1.341%   Variance %: -1.34100%   Comment: Housing ratio per U/W is 30.104%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value:    xx    Variance %:    Comment: xx.   xx: xx:
Field: MI Coverage Amount   Loan Value: 18.000%   Tape Value: 16.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: MI coverage amount is 18.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 000000 Variance: Variance %: Comment: Payment history string is not applicable. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing the interest rate and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the lender did not obtain sufficient escrow reserves at the time of closing, and efforts to cure the issue by depositing the shortage amount of escrow reserves did not work, as the borrower had made multiple mortgage payments at the lower payment amount. Finally, after an escrow analysis the mortgage payment was changed again to collect the escrow shortage on the 3 made mortgage payments. Further details not provided. Subject originated on xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 39.79%. The tape reflects an increased DTI of 41.13%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.66 years on the job as a xx at xx, FICO 731, 0X30 since inception. Review shows ATR confirmed."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2PKO1CIB98H	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.985%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one prior mortgage against the subject property that was originated on xx/xx/1985 and recorded on xx/xx/1986 in the amount of xx with xx, NA, N.J.
The first, second, third, and fourth installments of town taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025, respectively.
The first installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The first installment of utilities/MUD charges for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.5 years on the job as an xx at xx. BWR had prior employment experience as an xx with xx for 4.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.985% Tape Value: 49.749% |---| 0.236% |----| 0.23600% Comment: Borrower DTI percent is 49.985%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 47.513% Tape Value: 47.277% Variance: 0.236% Variance %: 0.23600% Comment: Housing ratio per U/W is 47.513. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
CPL paid by Borrower: xx
Recording lien paid by Borrower: xx
Tax & assessments fee paid by Borrower: xx
Transaction management paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan closed with a flood insurance deductible value exceeding the NFIP limit of xxK. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DDHCG7UB18A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	34.734%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6 months on the job as an xx with xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 7.08 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx: xx:
																																																																																				Field: Payment History String Loan Value: 0000000 Tape Value: 000000 Variance: Variance %: Comment: Payment History String is Not Applicable Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows structural modifications to an existing manufactured home must be approved by a licensed professional engineer or the local, state, or federal authority. Also, tape shows an engineer was sent to the property but would not sign off or provide a certification until repairs were made to the deck. An inspection report from a structural engineer available in the file shows an open attached front deck and an open attached side deck do not negatively impact the structural integrity of the subject property, and no repairs are required. XXXX search shows an estimated value at xxK. Current UPB is xxK."	* Property is Manufactured Housing (Lvl 2) "The home is affixed to the land. As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial #xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XNJMIO7LVDK	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.072%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.99%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 3.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent after closing. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points
																																																																																							that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.07%. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent after closing, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL will expire on xx/xx/2023. BWR has 3.83 years on the job as a xx with xx, FICO 771, 0X30 in the last 24 months, and xxK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7P3NLW68HF0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	31.663%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx. No active judgments or liens have been found. The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026. The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
 No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 5.41 years on the job as a xx with xx.
  BWR2 has 2.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI coverage was never effective on the loan. Further details not provided. Subject loan closed on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2022 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CF6XUY7YTGW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.687%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 receive social security, pension, and asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Age of Loan is 8. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -245 (Days) Variance %: Comment: Interest Paid Through Date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Lost Note Affidavit (Lvl 4) "Tape defect indicates original note is missing. LNA is missing from the loan file and the copy of note is available at "xx"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CC2Y5RA9703	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of town taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB is $xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is $xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.50 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is N/A. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per Appraisal document CLTV is 98.18%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: As per Appraisal document LTV is 98.18% Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Seller confirmed the loan is not insured by the FHA and UFMIP was refunded to the BWR."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject VHDA (xx) loan with a DPA grant is not salable, as the max acreage allowed for VHDA is 5, and the subject property lot size is 6.44 acres. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V81V14UDJPW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	66.032%	66.032%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	60.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx, book/page # xx , in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.58 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 60.717% Tape Value: 60.722% |---| -0.005% |----| -0.00500% Comment: BWR DTI ratio percent 60.72% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value N.A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 66.032%   Tape Value: 65.217%   Variance: 0.815%   Variance %: 0.81500%   Comment: CLTV ratio percent 66.032%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 66.032% Tape Value: 65.217% Variance: 0.815% Variance %: 0.81500% Comment: LTV 66.032% Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The below fee was included in the test:
Attorney's Fee (xx) paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial LE dated xx/xx/2025 reflects lender credit at xx. Final CD dated xx/xx/2025 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show BWR does not have any entitlement left for the subject loan, as the total entitlement charged to the previous VA loans is xxK. Further details not provided. Subject originated on xx/xx/2025."			Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94KUG2HOK7R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.645%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.5 years on this job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.645% Tape Value: 34.910% |---| 0.735% |----| 0.73500% Comment: Borrower DTI Ratio Percent is 36.308%. Tape shows 34.910%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.010%   Tape Value: 96.100%   Variance: 4.910%   Variance %: 4.91000%   Comment: Original CLTV Ratio Percent is 101.010%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 101.010% Tape Value: 96.100% Variance: 4.910% Variance %: 4.91000% Comment: Original Standard LTV (OLTV) is 101.010%. Tape shows 96.100%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not USDA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show BWR had 2 USDA loans. Further details not provided. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2NGRB4XML2D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	36.103%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
  The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county tax for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 year on the job as a xx at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 7 months on the job as a xx at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -90 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.010%   Tape Value: 100.175%   Variance: 0.835%   Variance %: 0.83500%   Comment: Original Standard CLTV is 101.010%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 101.010% Tape Value: 100.175% Variance: 0.835% Variance %: 0.83500% Comment: Original Standard LTV (OLTV) is 101.010%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The photo addendum of the appraisal report shows a large opening in the center of the exterior storage shed. The estimated cost to cure is not available in the loan file. 1004D report is missing from the loan document, and the final CD does not reflect the escrow holdback."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date xx/xx/2026 is more than 60 calendar days after the consummation date xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the USDA loan conditional commitment certificate was issued after the note date. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12KE9CUYQW7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of personal taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.75 years on the job as a xx at xx, BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.010%   Tape Value: 100.289%   Variance: 0.721%   Variance %: 0.72100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 101.010% Tape Value: 100.289% Variance: 0.721% Variance %: 0.72100% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the USDA loan conditional commitment certificate was issued after the note date. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z77SYTEJOQ1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
There is one expired alteration residential building permit with permit # xx 6077 against the subject property.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Tape shows 12 and audit value shows 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.675%   Tape Value: 51.904%   Variance: -2.229%   Variance %: -2.22900%   Comment: Tape shows 51.904% and audit value shows 49.675%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Tape shows xx/xx/2026 and audit value shows NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is as is; the photo addendum reflects some settlement cracks in the brick veneer of unit 1 on the front left and left-rear corners. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation, as both units of the subject property were listed for rent after the subject loan closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 49.67%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. The revised DTI is 51.90%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.41 years on the job as a xx at xx since inception, xxK equity in the subject, and xx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7RONSH2RG5D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.552%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per servicing comment dated xx/xx/2025, the subject property is owner-occupied.
BWR has 3.08 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -304 (Days) Variance %: Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, as the subject property was listed for rent. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.55%. Tape shows the subject is NOO, as the subject property was listed for rent after closing, causing the lender to omit BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.08 years on the job as a xx with xx, FICO 788, 1X30 since inception, and xxK equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial LE dated xx/xx/2025 reflects a Lender Credit at xx; the final CD dated xx/xx/2025 reflects the Lender at xx. This is a decrease of xx for the fee, which has a 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GSQT0BPK5P7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$75.35	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.281%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in a partial amount in the amount of xx on xx/xx/2026.
The second county taxe for 2025 is due in the amount of xx on xx/xx/2026.
The first installment of county tax has been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx at xx, BWR had 4.91 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -90 (Days) Variance %: Comment: Interest paid through date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject is not USDA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is not USDA-insured, as the USDA denied the guaranty, a conditional commitment issued xx/xx/2025 after the closing date of xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BSEWIT0RD4L	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.473%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with bk/pg#xx in the amount of xx with xx, a dba xx. The subject mortgage was re-recorded on xx/xx/2025.
No active judgments or liens found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2023 have been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan. The next due date is xx/xx/2026. The current UPB is xx.
Unable to determine RFD.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.66 years on the job as an xx with xx. BWR1 has 5.5 years of additional employment experience as a high school language & LI teacher. BWR1 has prior employment experience as a xx at xx.
BW2 receives social security income and a pension.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.473% Tape Value: 41.974% |---| 6.499% |----| 6.49900% Comment: Borrower DTI ratio percent is 48.582%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2026 Variance: -699 (Days) Variance %: Comment: Tape data shows interest paid through date as xx/xx/2026, but audit value shows NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx, exceeding fees threshold of xx over by +xx. The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xx) QM points and fees test due to fees charged xx, exceeding the fees threshold of xx by +xx.  The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.47%. Tape shows pension income is not supported, and BWR2 is residing in a foreign country. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.66 years on the job as an xx with xx, FICO 729, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MBCN2YMC9MG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	28.413%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 3.50 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 28.413% Tape Value: 26.797% |---| 1.616% |----| 1.61600% Comment: Borrower DTI ratio percent is 11.636%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable .   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Interest Paid Through date is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tapes show the subject condominium project, xx, is ineligible due to critical repairs, litigation, and insufficient reserves. The appraisal is as is, and the condo questionnaire does not show any special assessment or repairs. XXXX search shows an estimated value of xxK. The current UPB is xxK."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UF9P1VAT351	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.75 years on the job as a xx at xx.   Additionally, BWR1 receives child support income.
BWR2 has 4.75 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows NA. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Tape shows xx/xx/2026 but audit value shows NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.94%. Tape shows income miscalculation. Revised DTI is 60%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 9.75 years on the job as a xx at xx. BWR2 has 4.75 years on the job as a xx at xx, FICO 737, 0X30 since inception, xxK equity in the subject, and xx residual income."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EXNFRIFXU9E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	79.621%	79.621%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.58 years on the job as a xx at xx. xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: As per the document, the age of loan is 5, but the tape shows 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.685%   Tape Value: 50.840%   Variance: -3.155%   Variance %: -3.15500%   Comment: As per the document, the borrower DTI ratio percent type is 47.685%, but the tape shows 50.840%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value n.A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the MI company is not applicable, but the tape shows xx.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-8000.00   Variance %: -2.03562%   Comment: As per the document, the original appraised value is xx, but the tape shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.621%   Tape Value: 78.000%   Variance: 1.621%   Variance %: 1.62100%   Comment: CLTV ratio percent 79.62%   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 79.621% Tape Value: 78.000% Variance: 1.621% Variance %: 1.62100% Comment: LTV 79.62% Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.69%. The Lender used the hourly rate for qualifying that was not supported. Lender defect. Revised DTI 55.64%. The BWR is employed with xx as a xx for 8.7 years, FICO 705, xx residual income and xxK equity in the subject property. 0X30 since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7AM8631MH2S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	xx	5.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.854%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with Book #xx and Page #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx, which was originated on xx/xx/2023 and recorded on xx/xx/2023 with Book #xx and Page #xx in the amount of xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There is a junior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a junior UCC judgment against the borrower in favor of the xx, which was recorded on xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2024 to 2026 have been paid in the amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2026. The BK is still active.
BWR has been SE for 4.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case # xx on xx/xx/2026. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. There is no comment indicating a cramdown. The BK is still active.	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 44 Tape Value: 45 |---| -1 |----| -2.22222% Comment: As per the document Age of Loan Is 44. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.854%   Tape Value: 49.148%   Variance: 0.706%   Variance %: 0.70600%   Comment: As per the document borrower DTI Ratio percent 49.856% but tape shows 49.148%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2026 Variance: -1341 (Days) Variance %: Comment: As per the document interest paid through date not applicable but tape shows NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI coverage was never effective on the loan. Further details not provided. Subject loan closed on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID consummation date and closing/settlement date validation test."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.85% as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU Locator xx PG#xx, and its recommendation is Approve/Eligible with a DTI of 49.85%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I708VPIYT3F	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	96.322%	96.322%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	42.773%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one prior mortgage against the subject property that was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The annual installment of County taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 14.08 years on the job as a xx with xx. BWR2 has 14.08 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.322%   Tape Value: 89.920%   Variance: 6.402%   Variance %: 6.40200%   Comment: Original CLTV audit value is not applicable..   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.322% Tape Value: 28.915% Variance: 67.407% Variance %: 67.40700% Comment: Original LTV audit value is not applicable.. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The AVM/XXXX report with an estimated value of xxK is available in the loan documents. A XXXX search shows an estimated value at xxK. Current UPB xxK."
* Compliance Testing (Lvl 3)     "Tape shows the loan failed the HPML and QM test. Further details not provided. Infinity compliance report shows the loan does not fail the HPML and QM tests."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the late fees test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HWAFLQYPRIB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	89.099%	89.099%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	43.526%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are two active prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx in the amount of xx with xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10.83 years of experience as a xx at xx.
BWR2 has 9 months on the job as a xx at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 89.099%   Tape Value: 84.392%   Variance: 4.707%   Variance %: 4.70700%   Comment: Original CLTV ratio percent is 40.889%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 89.099%   Tape Value: 20.444%   Variance: 68.655%   Variance %: 68.65500%   Comment: Original standard LTV 40.889%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is change in rate/term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per hud-1 is refinance. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan is HPML. Further details not provided. Review of Infinity CE report shows the loan did not fail the HPML test. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1CYLESXZ5G3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	USDA	Fixed	Refinance	92.121%	92.121%	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.420%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in Book xx, Page xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.41 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: 275 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the USDA loan conditional commitment issued after the note date. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LSNGJH4AMOJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	300	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	Not Applicable	44.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the property occupancy is stated as a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 |---| |----| Comment: Interest Paid Through Date is Not applicable. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows the subject loan is HPML. Further details not provided. Infinity CE report passed the HPML test."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 8.005% exceeds APR threshold of 7.390% over by +0.615%."		Elevated	Not Covered	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
028O0PX6MPR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	97.740%	97.740%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.796%	Second	Short Form Policy	xx	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 in favor of xx on xx/xx/2021 in the amount of xx with instrument #xx
There is a prior UCC financing statement against the borrower in favor of xx, which was recorded on xx/xx/2021.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as a xx with xx, BWR had 9.5 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -28 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.740%   Tape Value: 90.000%   Variance: 7.740%   Variance %: 7.74000%   Comment: Tape shows Original Standard CLTV is 90.00% but audit value is given as 37.461%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 97.740% Tape Value: 25.360% Variance: 72.380% Variance %: 72.38000% Comment: Tape shows Original Standard LTV is 23.360% but audit value is given as 37.461%. Tape Source: Initial Tape Type:	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 9.975%, exceeding the APR threshold of 9.720% by +0.255%. The subject loan is non escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx).
Subject loan originated on xx/xx/2026, and the 1-year affirmative defense period is active."	* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan failed the qualified mortgage lending policy test. Further details not provided. Subject originated on xx/xx/2026.

The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 9.895%, exceeding the APR threshold of 9.720% by +0.175%.  The loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.975%, exceeding the APR threshold of 9.720% by +0.255%.
The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 9.895%, exceeding the APR threshold of 9.720% by +0.175%."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xx) QM APR test due to the APR calculated at 9.895%, exceeding the APR threshold of 9.720% by +0.175%.

																																																																																							The loan failed the qualified mortgage APR threshold test due to the APR calculated, 9.895%, exceeding the APR threshold of 9.720% by +0.175%."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T0511IAX0PZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	45.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is stated as an investment.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.50 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of Loan is 13 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.638%   Tape Value: 42.743%   Variance: 2.895%   Variance %: 2.89500%   Comment: Borrower DTI Ratio Percent is 45.638%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -396 (Days) Variance %: Comment: Interest Paid Through Date is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the subject property required critical repairs, with no evidence of completion in the loan file. The appraisal was completed as-is with no repairs noted, and the condo questionnaire is missing. 1004D or an engineer's inspection report confirming repair completion was missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NDBUUIS4DVF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	99.379%	99.379%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	18.686%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st & 2nd annual installments of county taxes for 2024/2025 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan approved as an employee loan made by xx. BWR has 5 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the current value is xx, and the audit value is NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 99.379%   Tape Value: 114.000%   Variance: -14.621%   Variance %: -14.62100%   Comment: Tape shows the original CLTV ratio percent is 114.000%, and the audit value is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 99.379% Tape Value: 114.000% Variance: -14.621% Variance %: -14.62100% Comment: Tape shows the original standard LTV is 114.000%, and the audit value is unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a manually underwritten loan. Reaching out to the seller for the guidelines."
* Property Marketability Issues (Lvl 4) "Tape shows a significant decline in property value, as the comparable sales indicate a value close to xxK rather than the BPO value of xxK listed on the tape. The revised LTV using the comparables' sales value causes the LTV to increase to 114%. XXXX shows an estimated value of xxK. Current UPB xxK."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan documents. CE was tested based on seller provided unexecuted CD."
* Missing Initial 1003_Application (Lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Initial CD dated xx/xx/2023 reflects cash to in the amount of xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2023 reflects the sum of Section C Fees and Recording Fee at xx. Initial CD dated xx/xx/2023 reflects the sum of Section C Fees and Recording Fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2023 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QLLBR6QP6W8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	100.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	40.230%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a prior state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The first installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a xx with xx. BWR2 has 8 months on the job as a xx with xx. Previously BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 |---| |----| Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan term is 20 years, which is not allowed at the xx. Further details not provided. Subject loan originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.301% exceeds the APR threshold of 7.160% over by +0.141%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the QM safe harbor threshold test due to APR calculated at 7.259% exceeds the APR threshold of 7.160% over by +0.099%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J9JRJA4R9MY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	36.305%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 2 months on the job as a xx at xx, BWR2 had 2.08 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 23 |---| -2 |----| -8.69565% Comment: Tape shows age of loan as 23, but audit value shows 21. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.305%   Tape Value: 33.510%   Variance: 2.795%   Variance %: 2.79500%   Comment: Tape data shows borrower DTI ratio percent as 33.510%, but audit value shows 36.305%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows property address street as XXXX, but audit value shows XXXX xx: xx:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Commitment Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing the interest rate and do not in fact result in a bona fide reduction of the interest rate."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Commitment Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx"
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 36.30%. Tape shows non occupying BWR purchased home for family member. Lender later determined occupancy was accurate as OO. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR2 has 2 months on the job as a xx at xx, FICO 665, 0X30 since inception and xxK equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial LE and initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C2WV1WXI00K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.224%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	3.500%	xx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2027. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2027. The current P&I is xx with an interest rate of 3.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is bankruptcy.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2027. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
The borrower filed BK under Chapter 13, case #xx, on xx/xx/2024. As per schedule D of the voluntary petition dated xx/xx/2024, located at "xx", the roof of the subject property and AC/heating unit need to be repaired. The estimated cost of repairs for the AC/heating unit is xxK. Further details are not provided. CCs do not show any damage to the subject property.
The loan was modified on xx/xx/2024.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the FC was closed due to BK. Further details are not provided.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2024. The BK is still active.
BWR has 13.5 years on the job as a xx at xx, BWR receives child support income.
Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2025, the FC was closed due to BK. Further details are not provided.
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2024. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx on xx/xx/2025, with the secured claim amount of xx and the arrearage amount of xx. The chapter 13 plan was confirmed on xx/xx/2025. The borrower shall pay a monthly mortgage payment of xx per month for a period of 60 months to the trustee under the Chapter 13 plan. There is no comment indicating a cramdown. The BK is still active.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.500% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There are no deferred balances and principal-forgiven amounts.	Field: Age of Loan Loan Value: 67 Tape Value: 58 |---| 9 |----| 15.51724% Comment: Age of loan 67 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.224%   Tape Value: 51.628%   Variance: -14.404%   Variance %: -14.40400%   Comment: BWR DTI ratio percent 37.22%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.059%   Tape Value: 38.597%   Variance: -10.538%   Variance %: -10.53800%   Comment: housing ratio per U/W 28.05%   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active N.A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2064   Tape Value: xx/xx/2051   Variance: 4871 (Days)   Variance %:    Comment: Stated maturity date xx/xx/2064   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 453 Tape Value: 293 Variance: 160 Variance %: 54.60750% Comment: Stated remaining terms 453 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan modification was completed on xx/xx/2024 with a modified UPB of xx and an interest rate of 3.5%. The MOD agreement is available in the loan file. As per the tape, the borrower is ahead with the mortgage payments, which are paid through xx/xx/2027. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2027. The current UPB is xx. The loan is currently in active bankruptcy. According to the PACER, the borrower, xx, filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.22%. Tape shows income miscalculation. Further details not provided. Revised DTI 52.25%. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 13.5 years on the job as a xx at xx, FICO 674, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N8ZNADX2XWZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.906%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
xx which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB reflected is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.08 years on the job as an xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 27.906% Tape Value: 27.902% |---| 0.004% |----| 0.00400% Comment: Borrower DTI Ratio Percent is 27.906%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 31 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: 30 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 27.90%. Tape show lender did not obtain the relocation letter and W-2 for the year of 2024. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.08 years on the job as an xx at xx. FICO 809, 0X30 since inception, and xxK equity in the subject."	* Property Marketability Issues (Lvl 3) "Tape shows condo eligibility not met. Further details not provided. The appraisal report is as is, and the condo questionnaire is missing from the loan file. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects points—a loan discount fee of xx. The CD dated xx/xx/2025 reflects points—a loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
																																																																																								The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5DI56TPW8X7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	101.689%	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	46.657%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with the xx.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
The 1st installment of combined taxes for 2025 was paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
According to the tape data, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.41 years on the job as an xx at xx.P. Previously, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 31 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 but audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.74989%   Comment: Tape shows xx but audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.689%   Tape Value: 100.000%   Variance: 1.689%   Variance %: 1.68900%   Comment: Tape shows 100.000% but audit value shows 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Tape shows 96.500% but audit value shows 98.189%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2055 Variance: 30 (Days) Variance %: Comment: Tape shows xx/xx/2055 but audit value shows xx/xx/2055. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 does reflect an appraisal re-inspection fee at xx. The CD dated xx/xx/2025 reflects an appraisal re-inspection fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsurable by the FHA as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025 with a sales price of xxK and the subject loan closed on xx/xx/2025 with a sales price of xxK. The subject property was renovated. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W8X1UDII8EU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.080%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
As per the tape and the comment dated xx/xx/2025, the subject property was damaged due to fire, and the house was burnt down. The DOL is xx/xx/2025, and the borrower filed an insurance claim in the amount of xx. As per the collection comment dated xx/xx/2026, the final draw in the amount of xx was released based on the 85% inspection result. Further details are not provided. CCs do not indicate that repairs have been completed. The tape defect shows that the house was burnt down, and the house has been repaired.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 24.16 years on the job as xx at xx.
BWR2 has 9 months on the job as a xx at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: As per the document age of loan 14 but tape shows 15. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2026 Variance: -790 (Days) Variance %: Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Payment History String is Not Applicable Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$455,160.01	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
O0LNIFUUH5P	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First		$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360		xx/xx/2025	xx/xx/2025		Conventional	Fixed		Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx
No active judgments or liens found.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.04   Tape Value: 1.09   Variance: -0.05   Variance %: -4.58715%   Comment: Debt Service coverage ratio (DSCR) is 1.04.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: 12   Tape Value: 1   Variance: 11   Variance %: 1100.00000%   Comment: Prepayment penalty term months is 12   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is Cash Out Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject NOO approved using 1007 rental schedule. File and appraisal show Airbnb, tourism, seasonal visitors, and short-term renters may be tenants. Treating it as commercial property. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WB3SZXCDC2M	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	53.191%	53.191%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a civil judgment against the borrower in the favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was placed on hold for the original assignment. Further details are not provided.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:As per the comment dated xx/xx/2025, the foreclosure was initiated on the loan on xx/xx/2025. As per the comment dated xx/xx/2025, the foreclosure was placed on hold for the original assignment. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: No |---| |----| Comment: currently in foreclosure is not applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -242 (Days)   Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.191%   Tape Value: 53.190%   Variance: 0.001%   Variance %: 0.00100%   Comment: Original CLTV ratio percent is 53.191%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -9 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 53.191% Tape Value: 53.190% Variance: 0.001% Variance %: 0.00100% Comment: Original standard LTV (OLTV) is 53.191%. Tape Source: Initial Tape Type:	4: Unacceptable	* Business Purpose Affidavit is missing (Lvl 4) "Business purpose affidavit is missing from the loan file."	* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H9FXAMATICG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Purchase	71.515%	71.515%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.716%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income and VA non-educational benefits.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 33.716% Tape Value: 35.138% |---| -1.422% |----| -1.42200% Comment: Borrower DTI ratio percent is 33.716%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 71.515%   Tape Value: 71.520%   Variance: -0.005%   Variance %: -0.00500%   Comment: Original CLTV ratio percent is 71.515%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 71.515% Tape Value: 71.520% Variance: -0.005% Variance %: -0.00500% Comment: Original standard LTV is 71.515%. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Loan Origination Fee Test due to fees charged xx. XX exceeds fees threshold of xx over by +xx. The below fees were included in the test:
Processing Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Utility paid by Borrower: xx
Utility paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is uninsured as BWR has insufficient VA entitlement. Further details not provided. Subject loan originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RGQCCXBOI55	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	Wyoming	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	77.255%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.663%	First	Final policy	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2024/2025 have been paid in the amount of xx on xx/xx/2024, xx/xx/2025 and xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.33 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.663% Tape Value: 46.660% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio percent is 46.663% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 77.250%   Variance:    Variance %:    Comment: Original CLTV Rtaio percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 77.255% Tape Value: 77.250% Variance: 0.005% Variance %: 0.00500% Comment: Original Standard LTV is 77.255% Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape and appraisal report show that the comps selected are not similar to arrive at the appraised value of xxK. Subject is a MH in MT and the comps were 100 miles away. XXXX shows nearby MHs and estimated value xxK. Subject is a XXXX double wide on 4 acres with barns that last sold XX/XX/XXXX for xxK. Current UPB xxK. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed the GSE (xx) QM points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

The loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceeds the fees threshold of xx over by +xx. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Tax Service Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home affidavit of affixation rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A6LG16VZTR0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	30.429%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of town taxes for 2026 were paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
The annual town taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 24.41 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Tape shows the Age of loan 13, but the audit value shows 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.429%   Tape Value: 30.416%   Variance: 0.013%   Variance %: 0.01300%   Comment: Tape shows the borrower DTI ratio percentage as 30.416%, but the audit value shows 31.185%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value as xx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows Is PMI Active No, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2025."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape show incomplete condo approval, as the common elements were not completed until after closing. Further details not provided. The appraisal report in the loan file is as is, and the condo questionnaire does not show any special assessment. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B5N8KRT2OPE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	83.576%	83.576%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.204%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with bk/pg# xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: As per the document age of loan 7 but tape shows 8. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI coverage exceeded FHA allowable limits; correction was not properly documented, and the investor rejected unsupported payment validation. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XRL8QBD5B4L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	21.834%	21.834%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.886%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives Social Security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Tape shows 6 but audit value shows 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows 5.00% but audit value shows 3.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48519.00% Variance: -48518.000% Variance %: -48518.00000% Comment: Tape shows 48,519.000% but audit value shows 1.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.88%. Tape shows the lender omitted debt incorrectly. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives Social Security income, FICO 656, 0X30 since inception, and xxK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7KERAHIRXLS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.216%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual town taxes for 2026 have been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx with xx. BWR has prior employment experience at xx. between xx/xx/2019 and xx/xx/2024 for 5.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Tape shows the age of loan is 8, and the audit value is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.216%   Tape Value: 30.189%   Variance: 0.027%   Variance %: 0.02700%   Comment: Tape shows the borrower DTI ratio percent is 30.189%, and the audit value is 30.216%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows the min rate at first adjustment is 5.000%, and the audit value is 3.000%.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48458.00% Variance: -48457.000% Variance %: -48457.00000% Comment: Tape shows the rate adjustment subsequent cap percent is 48,458.000%, and the audit value is 1.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 30.21%. Tape shows income miscalculation, as the lender did not establish continuance of income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2 months on the job as a xx with xx. FICO 788, 0X30 since inception, xxK reserves and xxK equity in the subject."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test: Builder fee paid by borrower: xx HOA Admin/Management paid by Borrower: xx HOA Capital Contribution paid by Borrower: xx HOA One-Time Membership paid by Borrower: xx Homeowner's dues paid by borrower: xx
																																																																																							Title - Closing Protection Letter paid by Borrower: xx"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZRBGZB90NA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Secondary	Yes	Yes	No	xx	xx	39.869%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is a secondary home.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 and BWR2 are SE and have been running multiple businesses for 4.58 years.
  BWR3 has 10.08 years on the job as a xx at xx. Additionally, BWR3 has been SE for 2.75 years at xx.
BWR4 has 19.91 years on the job as a xx at xx. Additionally, BWR4 has been SE for 2.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.869%   Tape Value: 49.395%   Variance: -9.526%   Variance %: -9.52600%   Comment: Borrower DTI Ratio percent is 29.904%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows the property is NOO due to misrepresentation. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under-disclosed amount of -xx. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired.

																																																																																								This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WEJ8NNZBH95	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$1,988.60	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.500%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	xx	49.739%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	3.500%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There is a UCC lien against the xx in favor of xx, which was recorded on xx/xx/2022.
There are 3 prior IRS liens against the xx in favor of the xx, which were recorded on different dates in the total amount of xx. The SSN on the supportive document is consistent with the borrower's SSN.
There are 6 state tax liens against the xx in favor of xx, which were recorded on different dates in the total amount of xx. The property address on the supportive document is consistent with the subject property address.
The first installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
The annual county taxes for 2025, 2024 & 2023 are delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the property is owner-occupied.
Both BWRs receive SSI and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.500% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There are no deferred balances and principal forgiven amounts.	Field: Age of Loan Loan Value: 48 Tape Value: 50 |---| -2 |----| -4.00000% Comment: As per the document age of loan is 48 but tape shows as 50. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active is NA but tape shows as no.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -6 (Days)   Variance %:    Comment: As per the document original note date is xx/xx/22022 but tape shows as xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2065   Tape Value: xx/xx/2052   Variance: 4718 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 467 Tape Value: 312 Variance: 155 Variance %: 49.67948% Comment: As per document Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient asset documentation. Review of the file shows total available assets per DU are xxK, which satisfy the cash-to-close requirement of xxK at closing. Further details not provided. The subject loan was originated on xx/xx/2022."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KAW1H29IAOE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2023	xx/xx/2023	Conventional	ARM	Purchase	59.341%	59.341%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	Yes	xx	xx	34.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is junior UCC financing statement against the subject property in favor of xx, which was recorded on xx/xx/2023.
The annual 1st & 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR2 has been SE for 8.91 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Age of Loan Loan Value: 25 Tape Value: 27 |---| -2 |----| -7.40740% Comment: Age of Loan is 25. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.178%   Tape Value: 32.863%   Variance: 1.315%   Variance %: 1.31500%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Min Rate At First Adjustment is 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -1 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 47849.00% Variance: -47848.000% Variance %: -47848.00000% Comment: Rate Adjustment Subsequent Cap Percent is 1.000%. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows an invalid gift funds. Bank statement is missing. Gift funds of xxK, supported with a receipt of acknowledgment, satisfied the cash-to-close requirement of xxK. Further details not provided. The subject loan was originated on xx/xx/2023."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Document Preparation Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
																																																																																							Wire Transfer Fee paid by Borrower: xx."	* Missing Initial 1003_Application (Lvl 2) "The initial 1003 signed by the loan originator is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8TGKF99WPAD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	49.637%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
The water charges for 2026 have been delinquent in the amount of xx, which are payable through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 23.08 years on the job as a xx at xx.
  BWR2 has 23.58 years on the job as an xx at xx. Additionally, BWR2 has multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: As per the document, the age of loan is 10, but the tape shows 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.637%   Tape Value: 50.440%   Variance: -0.803%   Variance %: -0.80300%   Comment: As per the document, the borrower DTI ratio percent type is 49.470%, but the tape shows 50.440%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicbale   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: As per the document, Is PMI active? is not applicable, but the tape shows no. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 49.63%. Tape shows miscalculation of liabilities, and the file should have been downgraded to manual underwriting due to use of foreign income. Lender defect. Further details not provided. Revised DTI is 50.44%. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 23.08 years on the job as a xx at xx. BWR2 has 23.58 years on the job as an xx at xx, FICO 775, 0X30 since inception, xxK equity in the subject, and xx residual income. Review shows ATR confirmed."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M32YUBMNC00	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	29.540%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The water charges are delinquent in the amount of xx, which is good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2026, the reason for default is a payment dispute.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 9 months on the job as an xx at xx, BWR1 had 11.91 years on the job as an xx at xx.
BWR2 income is used for qualification, and employment information and documentation are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Tape shows 10 and audit value shows 8. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows 5.000% and audit value shows 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -12 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48396.00% Variance: -48395.000% Variance %: -48395.00000% Comment: Tape shows 48396.000% and audit value shows 1.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29.54%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 9 months on the job as an xx at xx, BWR1 had 11.91 years on the job as an xx at xx. FICO 790, 1X30 and 1X60 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I717PHRKG23	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.601%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page# xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Tape shows 13 but audit value shows 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.601%   Tape Value: 33.033%   Variance: 0.568%   Variance %: 0.56800%   Comment: Tape shows 33.033% but audit value shows 33.601%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Tape shows Yes but audit value shows No. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "The seller confirmed the subject loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 33.60%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.41 years on the job as an xx at xx, FICO 808, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan originated on xx/xx/2025 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0Z05MU3O2U1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	75.169%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.33 years on the job as a xx at xx.
BWR2 has 24.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.44%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 5.33 years on the job as a xx at xx. BWR2 has 24.33 years on the job as a xx at xx, FICO 782, 0X30 since inception, and xxK equity in the subject."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance certificate is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9HH0QG2NQAC	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.545%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
The first installment of county taxes for the 2025 supplemental has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for the 2025 supplemental is due in the amount of xx on xx/xx/2026.
The water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.41 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Min Rate At First Adjustment is 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -8 (Days)   Variance %:    Comment: Original Note Doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48458.00% Variance: -48457.000% Variance %: -48457.00000% Comment: Rate Adjustment Subsequent Cap Percent is 1.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.54%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.41 years on the job as a xx with xx, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77PVCFUHNGR	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	89.623%	89.623%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.724%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.25%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as an xx with xx. BWR has multiple prior employment experiences as a xx with xx between xx/xx/2023 and xx/xx/2024 for 6 months. XXXX between xx/xx/2021 and xx/xx/2023 for 2.00 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape shows the age of loan is 5, and the audit value is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.724%   Tape Value: 49.565%   Variance: 0.159%   Variance %: 0.15900%   Comment: Tape shows the borrower DTI ratio percent is 49.565%, and the audit value is 49.724%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows the min rate at first adjustment is 5.000%, and the audit value is 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2025, and the audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48549.00% Variance: -48548.000% Variance %: -48548.00000% Comment: Tape shows the rate adjustment subsequent cap percent is 48,549.000%, and the audit value is 1.000%. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows BWR was short funds to close. The file shows a verified gift asset of xxK satisfying the cash-to-close requirement of xxK. Further details not provided. Subject originated xx/xx/2025. 1X30 since inception."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OQ8TH37SVNL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.096%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023, 2024, and 2025 have been paid in the total amount of xx on xx/xx/2023, xx/xx/2024, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as a xx at xx, BWR had 1.75 years on the job as a xx at xx. Prior to that, BWR had 3.08 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape shows Age of loan is 4 but audit value is given as 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.10%. The Lender included "xx" income that was not supported. Revised DTI 57.79%. Lender defect. Subject originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx for 1 month, FICO 755, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UCDHYY0SWD3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	49.907%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 2.75 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows N/A. Tape Source: Initial Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows No but audit value shows N/A. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.90%. Tape shows undisclosed liabilities. Revised DTI is 53.46%. Further details were not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE as a xx for 2.75 years, 1X30 since inception, FICO 697, xxK equity in the subject, and xx residual income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RO4Q7O53NJ7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$1,429.90	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	96.013%	96.013%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are two prior active child support liens against xx, in favor of the xx, which were recorded on xx/xx/2017 and xx/xx/2020. The amount is not mentioned in the supportive document. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is a prior active state tax lien against xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is a prior active civil judgment against xx in favor of the xx, which was recorded on xx/xx/2018 with instrument #xx in the amount of xx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
There is an active junior UCC financing statement against the subject property in favor of xx, which was recorded on xx/xx/2025.
There are three notices of special tax liens located at xx, 80, and 97, which were recorded on xx/xx/2023 and xx/xx/2023 with instruments #xx, xx, and xx.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The 1st installment of county taxes for the 2025 supplemental has been delinquent in the amount of xx, which is good through xx/xx/2026.
The 2nd installment of county taxes for the 2025 supplemental is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2024 supplemental has been delinquent in the amount of xx, which is good through xx/xx/2026.
The 2nd installment of county taxes for 2024 supplemental is due in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is a servicing problem.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 years at xx. Additionally, BWR has 1 year on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: As per the document Age of loan is 9. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -8 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 45.52%. Tape shows miscalculation of liabilities. Revised DTI is 54%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 3 years at xx. Additionally, BWR has 1 year on the job as a xx with xx, FICO 759, 1X30 since inception, xxK equity in the subject, and xx of residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GRSM019OZMX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.408%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are seven prior mechanics' lien against the xx in favor of the xx, which were recorded on different dates in the total amount of xx.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied
BWR1 has been SE for 9.91 years at xx.
BWR2 has 3.66 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: As per the document age of loan 3 but tape shows 4. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: 49.408% Tape Value: 49.805% Variance: -0.397% Variance %: -0.39700% Comment: As per the document borrower DTI Ratio percent 49.408% but tape shows 49.805%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.40%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 9.91 years at xx. BWR2 has 3.66 years on the job as a xx at xx, FICO 718, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RD6KWPQC3TH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.698%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner occupied.

BWR has 2 months on the job as an xx at xx, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: Age of the loan is 7. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.70%. The Lender did not include the full tax amount on a rental property. Revised DTI 54.75%. Lender defect. Subject originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as an xx for 2 months, FICO 747, xx residual income, xxK reserves and xxK equity in the subject property."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan file."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as SOL of 1 year has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5TXSMXT9TKE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$482.33	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	49.857%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens found.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual installment of other taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual installment of water, sewer, gas, and garbage charges for 2026 is due in the amount of xx on xx/xx/2026.
The annual installment of combined taxes for 2025 has been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan. The next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 years on the job as a xx.
  BWR2 has 6 months on the job as a xx with xx. Additionally, BWR2 has been SE for 2.58 years as a xx.
  BWR3 has 4 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape shows the Age of loan 5, but the audit value shows 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.857%   Tape Value: 49.921%   Variance: -0.064%   Variance %: -0.06400%   Comment: Tape shows the Borrower DTI Ratio Percent 49.921%, but the audit value shows 50.138%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows the Is PMI Active no, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.85%. Tape shows BWR2 employment history and income was not supported. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 4 years on the job as a xx. BWR2 has 6 months on the job as a xx with xx. BWR3 has 4 years on the job as a xx with xx, FICO 754, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L89ZHQOYBIJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.968%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the property is non-owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is a payment dispute.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 15 |---| -3 |----| -20.00000% Comment: Tape shows 15 and audit value shows 12. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX and audit value shows xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.96%. The Lender allowed the loan to close when the borrower has been SE in a real estate investment business for less than 2 years and excluded the mortgage payments. Revised DTI in excess of 100%. Lender defect. Subject originated xx/xx/2024 and the 3-year SOL is active. The BWR is employed with xx as a xx for 3.1 years and xx for 1.10 years with xx, FICO 741, xxK reserves and xxK equity in the subject property."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan documents. Subject is NOO purchase originated on xx/xx/2024."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LI1UA107SJI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	27.946%	27.946%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.836%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 have been due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2024, the reason for default is the inability to sell property.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 41 Tape Value: 44 |---| -3 |----| -6.81818% Comment: Audit value updated as per documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.836%   Tape Value: 40.194%   Variance: -3.358%   Variance %: -3.35800%   Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 2.000%   Variance: 1.000%   Variance %: 1.00000%   Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 46600.00% Variance: -46599.000% Variance %: -46599.00000% Comment: Audit value updated as per documents. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows subject loan fails for QM points and fees threshold test. Further details not provided. Infinity CE report shows the subject loan did not fail QM points and fees threshold test."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.495% exceeds APR threshold of 6.200% over by +0.295%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XJF6FNC5GO3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.527%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the property is owner-occupied.
BWR has 4.33 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -6.25000% Comment: Tape shows 16 and audit value shows 15. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and audit value shows NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows No and audit value shows NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.52%. Tape shows the lender missed the VOE showing the BWR will no longer be employed as FTE. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.33 years on the job as a xx with xx, 0X30 since inception, FICO 790, and xxK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PCY6N9516VB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	68.880%	68.880%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	xx	47.566%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as a xx at xx, BWR1 had 1.91 years on the job as a xx at xx.
BWR2 has 4 months on the job as a xx at xx, BWR2 had 2 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.566%   Tape Value: 47.426%   Variance: 0.140%   Variance %: 0.14000%   Comment: Borrower DTI ratio percent is 47.566%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: is PMI active is not applicable. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. The subject is an NOO purchase originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 47.56%. The tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 3 months on the job as a xx at xx. BWR2 has 4 months on the job as a xx at xx. FICO 779, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OY654GAKSEN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.455%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	4.990%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property that was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water charges are delinquent in the amount of xx, which is good through xx/xx/2026.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan was modified on xx/xx/2025.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 and BWR2 receive social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.990% beginning on xx/xx/2025 and a maturity date of xx/xx/2055. There is no deferred balance or principal forgiven amount.	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of loan is 10 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.455%   Tape Value: 48.456%   Variance: -0.001%   Variance %: -0.00100%   Comment: Borrower DTi ratio percent is 43.298%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Is pim active is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved as NOO at 47.56%. The tape shows income miscalculation as pension income was not supported. Further details not provided. Revised DTI 72.89%. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 3 months on the job as a xx at xx. BWR2 has 4 months on the job as a xx at xx. FICO 779, 0X30 since inception, xxK reserves and xxK equity in the subject."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "The seller confirmed the subject loan is not insured."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47DJS9B1VFC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$4,034.31	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	28.253%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
The annual water charges for 2026 are delinquent in the amount of xx which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 17.33 years on the job as an xx with xx.
BWR2 has 14.33 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: As per the document Age of Loan is 4 but tape shows as 5. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: current value N.A Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows the subject is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Compliance Testing (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.
This loan failed the TRID consummation date and closing / settlement date validation test."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by xx.

The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect the points loan discount fee. The CD dated xx/xx/2025 reflects points loan discount fees at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 28.25%. Tape shows the subject is NOO due to misrepresentation, causing the lender to omit the BWR's primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 17.33 years on the job as an xx with xx; BWR2 has 14.33 years on the job as a xx with xx, FICO 771, 0X30 since inception, and xxK equity in the subject."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZCJ3SJMLZDY	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$431.40	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.132%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Pagexx #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.

No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension income. BWR2 has 36.91 years on the job as a xx at xx. Additionally, BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows Age of loan is 3 but audit value is given as 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -4 (Days) Variance %: Comment: tape shows Original Doc date is xx/xx/2025 but audit value is given as xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 47.87%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 receives pension income. BWR2 has 36.91 years on the job as a xx at xx. Additionally, BWR2 receives social security income. FICO 700, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B4LHTJGERHB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	61.560%	61.560%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.691%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are 5 active prior judgments against the borrower in favor of xx which were recorded on different dates in the total amount of xx.
There are two junior judgments against the borrower in the favor of xx which were recorded on xx/xx/2026 in the total amount of xx.
There are 6 state tax warrants against the borrower in the favor of the xx, which were recorded on different dates in the total amount of xx. The SSN is not provided on supportive document.
The 1st and 2nd installments of county taxes for 2025/2026 are due in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xx at xx. BWR has prior employment experience for 6.25 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of loan is 10. Tape Source: Initial Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* Missing Initial Closing Disclosure (Lvl 3) "The initial CD is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 46.69%. Tape shows subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4 months on the job as a xx at xx. FICO 806, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FG1346ETM7J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.415%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in Book #xx, Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing Initial LE Notice of Servicing Transfer	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Tape shows Age of loan is 8 but audit value is given as 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.415%   Tape Value: 44.434%   Variance: -0.019%   Variance %: -0.01900%   Comment: Tape shows Borrower DTI Ratio Percent is 44.434% but audit value is given as 44.415%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Updated as per document. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is subject to activation of the heating and air system. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete due to initial LE and initial CD being missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial CD is missing from the loan file."
* Missing Initial LE (Lvl 3)     "The initial LE is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The servicing transfer disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.41%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3 years on the job as a xx at xx, FICO 682, and xxK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SE7N9JX56XW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	33.865%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is stated as a secondary home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 15 years on the job as a xx with xx.
BWR2 has 11 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 33.865%   Tape Value: 25.512%   Variance: 8.353%   Variance %: 8.35300%   Comment: Borrower DTI Ratio percent is 33.865%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing the interest rate and do not in fact result in a bona fide reduction of the interest rate."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The subject mortgage was originated on xx/xx/2025 in the amount of xx The tape defect indicates that the borrower was expected to pay off the subject loan and has not done so; the loan is now aged. The file and CCs do not show the payoff details. The payment history reflects a large payment of xxK on xx/xx/2026 and current UPB is $xx."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0RQZ7498U16	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.244%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 2.75 years on the job as a xx at xx. Additionally, BWR2 has 4.91 years on the second job as a xx at xx.
BWR3 has 28.33 years as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: 16 Tape Value: 17 |---| -1 |----| -5.88235% Comment: Age of loan is 16. Tape Source: Initial Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.24%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR2 has 2.75 years on the job as a xx at xx. BWR3 has 28.33 years as a xx at xx, FICO 715, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M2X1KVZLP3C	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	51.915%	51.915%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	14.624%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. PH dated xx/xx/2026 and xx/xx/2026 shows an additional principal payment of xx. As per the comments dated xx/xx/2026 and xx/xx/2026, the borrower made a payment.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.33 years on the job as a xx with xx.
  BWR2 has 8 months on the job as a xx at xx, BWR2 had 5 months on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Tape shows 10 and audit value shows 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 14.624%   Tape Value: 29.248%   Variance: -14.624%   Variance %: -14.62400%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -2 (Days) Variance %: Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 29.24%. Tape shows the borrower was not employed prior to closing. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 3.33 years on the job as a xx with xx. BWR2 has 8 months on the job as a xx at xx, FICO 781, 0X30 since inception, and xxK equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2025, and the 1-year SOL will expired on xx/xx/2025."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HDNA50VQLG7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.151%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The taxes are to follow.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the appraisal report, the subject property repairs have been completed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 middle name is   xx: xx:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.15%. The Lender excluded liabilities. Revised DTI 52.65%. Lender defect. Subject originated xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx for 1.11 years, FICO 743, xx residual income, xx reserves and xxK equity in the subject property. 0X30 since inception."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The loan estimate dated xx/xx/2025 reflects an appraisal fee of xx. The CD dated xx/xx/2025 reflects an appraisal fee of xx. The loan estimate dated xx/xx/2025 does not reflect the appraisal re-inspection fee. The CD dated xx/xx/2025 reflects the appraisal re-inspection fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL is active.

Loan failed charges in total cannot increase more than a 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZG8QU40XQQY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.946%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on this job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of Loan is 3. Tape shows 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.946%   Tape Value: 47.343%   Variance: -0.397%   Variance %: -0.39700%   Comment: Borrower DTI Ratio Percent is 45.747%. Tape shows 47.343%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 46.94%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Revised DTI is 47.34%. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.16 years on this job as a xx at xx, FICO 620, 0X30 since inception, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NYB1BLZL4VX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.917%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan. The next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the RFD is curtailment of income.
The loan has not been modified since origination.
As per the seller's tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.08 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial closing disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 30.91%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.08 years on the job as a xx at xx. FICO 743, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2IAS5PDF7NV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	45.821%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment county tax for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the total amount of xx on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 (xx) were due in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
BWR1 has 11.83 years on the job as a xx at xx.
BWR2 has 2.25 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 middle name is xx.   xx: xx:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.36220%   Comment: Current value is xx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Min rate at first adjustment is 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.36220%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48519.00% Variance: -48518.000% Variance %: -48518.00000% Comment: Rate adjustment subsequent cap percent is 1.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 45.82%. Tape shows insufficient income, as rental income was used to offset departing residence PITIA with no supporting evidence of rental income. Further details not provided. Revised DTI 67.56%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 11.83 years on the job as a xx at xx. BWR2 has 2.25 years on the job as a xx at xx, FICO 798, 0X30 since inception, and xxK equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C636LQCSCU9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	49.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual other taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The tape data shows occupancy of the subject property stated as a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension income.
BWR2 receives social security income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.678%   Tape Value: 48.839%   Variance: 0.839%   Variance %: 0.83900%   Comment: Borrower DTI audit value is 57.691%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not active.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -4 (Days) Variance %: Comment: Original note doc date audit value is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.67%. Tape shows the lender did not obtain evidence of payoff for the debt with xx. Revised DTI is 54%. Further details were not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 receives pension income. BWR2 receives social security income, FICO 628, 0X30 since inception, xxK equity in the subject, and xx residual income. BWR has over xxM in assets. Review shows ATR confirmed."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GI9PXOXFD8V	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	91.000%	91.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.25 years on the job as a xx with xx.
BWR2 has 4 months on the job as a xx with xx, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -3 (Days) Variance %: Comment: Original note doc date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.43%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 6.25 years on the job as a xx with xx. BWR2 has 4 months on the job as a xx with xx, FICO 700, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PDIDOJFKY9U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.484%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 9.16 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of Loan is 2. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: 48.484% Tape Value: 56.667% Variance: -8.183% Variance %: -8.18300% Comment: Borrower DTI Ratio Percent is 48.484%. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.48%. Tape shows undisclosed liability. Revised DTI is 56.66%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 9.16 years on the job as a xx with xx. FICO 709, xxK equity in the subject, and xx residual income."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TGB05O5XNS4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.488%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.91 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Tape shows Age of loan is 3 but audit value is given as 1. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -11 (Days)   Variance %:    Comment: tape shows Original Doc date is xx/xx/2025 but audit value is given as xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48611.00% Variance: -48610.000% Variance %: -48610.00000% Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.48%. Tape shows the IRS repayment agreement was excluded from DTI. Agreement liability was added and resulted in the DTI exceeding allowable limits. Further details not provided. Revised DTI 55.16. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 5.91 years on the job as a xx at xx. FICO 721, 0X30 since inception, and xxK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JWPDN1LJ42F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.725%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual combined taxes for 2025 are an overpayment in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Tape shows 1 but audit value shows 0. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX but audit value shows xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows No but audit value shows N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan closed ahead of the earliest closing date per TRID guidelines. Review of the final CD reflects the closing date as xx/xx/2026. The notary's signature date on the deed of trust is xx/xx/2026. Note date is xx/xx/2026. Further details are not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2026 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZJXHG49O4SL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.75%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10 months on the job as a xx at xx. BWR has prior employment experience in resort hospitality with xx between xx/xx/2019 and xx/xx/2024 for 4.41 years.
BWR2 has 7.58 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows 2 and Audit value 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.699%   Tape Value: 47.698%   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows 5.000% and Audit value 3.000%.   Tape Source: Initial   Tape Type:
Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48639.00% Variance: -48638.000% Variance %: -48638.00000% Comment: Tape shows 48,639.000% and Audit value 1.000%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final TIL as xx Calculated finance charge is xx for an under disclosed amount of -xx.

																																																																																							This loan failed TRID total of payments test due to charge xx allow xx less by -xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.69%. Tape shows income miscalculation as BWR was rehired part-time, earning variable hours after a one-year gap in employment. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 10 months on the job as a xx at xx.; BWR2 has 7.58 years on the job as an xx with xx, FICO 770, and xxK equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EJQJF7YEPFD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	56.498%	56.498%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.098%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2022 in the amount of xx.
There is a prior hospital lien against the xx in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 10 months on the job as an xx at xx. BWR1 has multiple prior employment experiences as an xx with xx between xx/xx/2024 and xx/xx/2025 for 10 months and xx for 3.08 years.
  BWR2 has been SE for 6.25 years at xx, PLLC.
BWR3 receives social security and pension.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows the age of loan is 3, and the audit value is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows the min rate at first adjustment is 5.000%, and the audit value is 3.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2025, and the audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48611.00% Variance: -48610.000% Variance %: -48610.00000% Comment: Tape shows the rate adjustment subsequent cap percent is 48,611.000%, and the audit value is 1.000%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.09%. Tape shows income miscalculation. Further details not provided. Revised DTI 51.25%. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 10 months on the job as an xx at xx; BWR2 has been SE for 6.25 years at xx, PLLC; BWR3 receives social security and pension, FICO 770, 0X30 since inception, xxK reserves and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L3P2RTEOEN2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using an offer letter as a xx at xx, BWR had 1 year on the job as a xx at xx. Prior to that, BWR had 1.33 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: As per the document age of loan 3 but tape shows 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active not applicable.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: As per the document min rate at first adjustment 3.000% but tape shows 5.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: As per the document original note doc date xx/xx/2025 but tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48580.00% Variance: -48579.000% Variance %: -48579.00000% Comment: As per the document rate adjustment subsequent cap percent 1.000% but tape shows 48,580.000%. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.75%. The tape shows the lender omitted the debt. Further details not provided. Revised DTI 50.57%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR was qualified using an offer letter as a xx at xx. FICO 768, 0X30 since inception, xx residual income, xxK reserves and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7MGMUFA79TE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,104.09	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	50.000%	50.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.398%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county tax for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county tax for 2025/2026 is delinquent in the amount of xx, which is good through xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as a xx at xx. xx BWR has prior employment experience as a xx with xx for 1.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows age of loan as 3 bit audit value shows 2. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active as No, but audit value shows NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -7 (Days) Variance %: Comment: Tape shows original Note doc date as xx/xx/2025, but audit value shows xx/xx/2025. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.39%. Tape shows BWR was not employed. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.75 years on the job as a xx at xx. xx, FICO 799, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L6WADCJ831M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.399%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as a xx with xx. BWR had prior employment experience as a xx with xx for 6.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of Loan is 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI Active? is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the APR increased by more than 0.125% and did not satisfy the new 3-day waiting period requirement for the loan. Further details not provided. Infinity compliance report shows the loan failed TRID delivery and timing tests, as the APR had become inaccurate with an increase over 0.125% and the revised closing disclosure receipt date is less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test. The finance charge disclosed on the final CD is xx. The calculated finance charge is xx for an undisclosed amount of -xx. The subject loan is a purchase, originated on xx/xx/2026, and the SOL is 1 year.

																																																																																							This loan failed the revised closing disclosure delivery date test, as the revised closing disclosure delivery requires a new waiting period. The revised closing disclosure receipt date is less than three business days before the consummation date."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L99JWS5ZDL7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	43.228%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There are three civil prior judgments against the subject borrower in favor of the xx, which were recorded on different dates in the total amount of xx.
There is a prior criminal judgment against the subject borrower in favor of the xx, which was recorded on xx/xx/2008 in the amount of xx.
There is a prior criminal judgment against the subject borrower in favor of the xx, which was recorded on xx/xx/2008 in the amount of xx. The supportive document does not reflect the SSN and property address on it.
There is a prior hospital lien against the xx in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The annual county taxes for 2025 are exempt.
The annual water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2.25 years on this job as a xx with xx.
BWR2 has 1.08 years on the job as a xx at xx. BWR2 has prior employment experience as a xx with xx for 1.25 years.
  BWR3 has 5.66 years on this job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape shows 4. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx. Tape shows XXXX.   xx: xx:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient assets for closing and reserves. The bank statement in the file shows xxK in assets that satisfy the cash-to-close requirement of xxK at closing. Further details not provided. The subject loan was originated on xx/xx/2025. 0X30 since inception."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FIDZOT38K9J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	54.309%	54.309%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	21.543%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is non-owner-occupied.
BWR has 10.83 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 21.543%   Tape Value: 21.624%   Variance: -0.081%   Variance %: -0.08100%   Comment: Borrower DTI Ratio percent is 21.543%   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active is NA. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows assets for closing, and reserves were not sufficient. Bank statements in the file show xxK, and proceeds of sale from REO of xxK satisfy the cash-to-close requirement of xxK and reserves of xxK. Further details not provided. Subject originated xx/xx/2025. 0X30 since inception."
																																																																																							* Lease Agreement is missing (Lvl 3) "The lease agreement is missing from the loan file. The subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PN395YCWDUU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.563%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 months on the job as a xx at xx, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value n.A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Min rate at first adjustment is 3.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48611.00% Variance: -48610.000% Variance %: -48610.00000% Comment: Rate adjustment subsequent cap percent is 1.000%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.56%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8 months on the job as a xx at xx. FICO 725, 1X60 and 1X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NHG0V6XO2RN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.524%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.250%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as a xx at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.524%   Tape Value: 44.686%   Variance: -0.162%   Variance %: -0.16200%   Comment: Borrower DTI audit value is 44.524%.   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "The initial CD is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 44.52%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.5 years on the job as a xx at xx, FICO 764, 3X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KUQF6V5PN9U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$1,066.21	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	94.840%	94.840%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	41.179%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgements or liens have been found.
The 1st, 2nd, and 3rd installments of county taxes for 2026 were paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
The 4th installment of county taxes for 2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.41 years on the job as an xx with xx.
BWR2 has 2.33 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Age of Loan is 20. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI Active? is No.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is Arch.   xx: xx:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -2 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "The seller confirmed the subject loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.17%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 2.41 years on the job as an xx with xx. BWR2 has 2.33 years on the job as a xx with xx, FICO 691, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4DCK5M0D9OB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$9.14	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	50.018%	50.018%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.824%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx, xx in the amount of xx, which is good through xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of utility/MUD charges for 2026 are paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
The 3rd installment of utility/MUD charges for 2026 is due in the amount of xx on xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.75 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Tape shows Age of loan is 6 but audit value is given as 5. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report was subject to completion of new construction. Tape and file show 1004D verifying the completion of the construction is missing from the loan documents. Final CD does not reflect any escrow holdback. Tape shows unable to complete final inspection."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
																																																																																							Attorney'xx's Fees—Borrower Chosen paid by Borrower: xx. Builder fee paid by borrower: xx. HOA Capital Contribution paid by Borrower: xx. HOA monthly paid by borrower: xx. HOA One-time membership paid by borrower: xx. Homeowner's dues paid by borrower: xx. Title - Closing fee paid by borrower: xx. Title - Closing Protection Letter Paid by Borrower: xx. Title - Email Fee and EDoc Copy paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51KNXE59A5X	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.895%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 have been delinquent in the amount of xx, which are payable through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.83 years on the job as a xx at xx. Additionally, BWR receives retirement income. Previously, BWR had been SE as a xx for 1.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape shows 4 but audit value shows 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.895%   Tape Value: 54.469%   Variance: -4.574%   Variance %: -4.57400%   Comment: Tape shows 54.469% but audit value shows 49.895%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 3.000%   Tape Value: 5.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: Tape shows 5.000% but audit value shows 3.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Rate Adjustment Subsequent Cap Percent Loan Value: 1.000% Tape Value: 48580.00% Variance: -48579.000% Variance %: -48579.00000% Comment: Tape shows 48,580.000% but audit value shows 1.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.89%. The tape shows the lender omitted debt without supporting documents. The revised DTI is 54.47%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.83 years on the job as a xx at xx. Additionally, BWR receives retirement income. FICO 767, 0X30 since inception, and xxK equity in the subject, and xx residual income."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QYX94V8M8O2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	49.181%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The taxes are to follow.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.75 years on the job as a xx at xx.
BWR2 has 1 year on the job as a xx at xx, BWR2 had 2 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Tape shows 1 and Audit value 0. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: Tape shows Yes and Audit value No. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows insufficient asset documentation. Bank statements in the file show xxK of assets satisfy the cash-to-close requirement of xxK at closing. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "TRID total of payment disclosed on final CD as xx. Calculated total of payments is xx for an under-disclosed amount of -xx. The disclosed total of payments of xx is not considered accurate due to it is understated by more than xx. Subject loan is a purchase case, originated on xx/xx/2026 and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CU09X1RPWBY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.827%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with book #xx and page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined tax for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 21 Tape Value: 22 |---| -1 |----| -4.54545% Comment: As per the document, the age of loan is 21, but the tape shows 22. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the borrower middle name is xx, but the tape shows DE.   xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 47.827%   Tape Value: 47.830%   Variance: -0.003%   Variance %: -0.00300%   Comment: As per the document, the borrower DTI ratio percent type is 47.827%, but the tape shows 47.830%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the borrower last name is xx, but the tape shows XXXX.   xx: xx:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.54155%   Comment: As per the document, the current value is xx, but the tape shows xx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the document, Is PMI active? is no, but the tape shows yes.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the document, the xx, but the tape shows Other.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.54155%   Comment: As per the document, the original appraised value is xx, but the tape shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 95.000%   Tape Value: 94.990%   Variance: 0.010%   Variance %: 0.01000%   Comment: As per the document, the original CLTV is 95.000%, but the tape shows 94.990%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.000%   Tape Value: 94.990%   Variance: 0.010%   Variance %: 0.01000%   Comment: As per the document, the original standard LTV is 95.000%, but the tape shows 94.990%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000001 Tape Value: XXXXXXXXXXXXXXXX00000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.82%. Tape shows misrepresentation of income and employment. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.58 years on the job as an xx with xx, FICO 781, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TZ799MKGWDL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	52.829%	52.829%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.937%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2026, the reason for default is illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 23.58 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00320%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 52.829%   Tape Value: 52.598%   Variance: 0.231%   Variance %: 0.23100%   Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 52.829%   Tape Value: 22.728%   Variance: 30.101%   Variance %: 30.10100%   Comment: Original standard LTV is 27.145%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 04443210 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows EPD, and the BWR was delinquent on the first 3 payments. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TSA86BJTZ2M	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.698%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2025/2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.16 years on the job as a xx with xx.
  BWR2 has 4.83 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Tape shows the age of loan is 7, and the audit value is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.50877%   Comment: Tape shows the current value is xx, and the audit value is xx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value is NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.50877%   Comment: Tape shows the original appraised value is xx, and the audit value is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Payment history string is 0000000. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the XXXX is on the Freddie Mac exclusionary list. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B6Z6146ZTY1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$9,818.10	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.088%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024 (xx) are delinquent in the amount of xx, which is good through xx/xx/2026.
The annual county taxes for 2024 (xx) are delinquent in the amount of xx, which is good through xx/xx/2026.
The annual county taxes for 2023 (xx) are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2026, the RFD is a curtailment of income.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.41 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 20 |---| -2 |----| -10.00000% Comment: Tape shows age of loan as 20, but audit value shows 18. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape data shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 1111100010000000000 Tape Value: XXXXXXXXXXXXXXXXX7000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the per diem interest amount test due to the per diem interest amount charged on the loan xx exceeding the per diem interest charge or credit threshold xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 36.08%. The tape shows misrepresentation of income and employment, as the income documentation was fabricated. Unable to calculate DTI. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.41 years on the job as a xx at xx. FICO 640 and 6X30 since inception, and xxK equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of xx."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U3C0OMTFFC1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	15.714%	15.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.682%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There are two prior hospital liens against the xx in favor of xx. The first hospital lien was recorded on xx/xx/2018 in the amount of xx and the second in the amount of xx which was recorded xx/xx/2018.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 27.75 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.682%   Tape Value: 44.492%   Variance: 0.190%   Variance %: 0.19000%   Comment: Borrower DTI ratio percent is 44.682%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00454%   Comment: Current value is xx.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00454%   Comment: Original Appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 15.714%   Tape Value: 15.715%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV ratio percent is 15.174%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 15.714%   Tape Value: 15.715%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original Standard LTV is 15.714%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 010001000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.68%. The tape shows undisclosed debt. The revised DTI is 51.66%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 27.75 years at xx, FICO 640, 2X30 in the last 12 months and xx in residual income."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BIWLO3JTGUV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.194%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as an xx at xx. Additionally, BWR1 has been SE as a xx for 9.83 years. BWR2 has 1.66 years on the job as an xx at xx, BWR2 had 1.33 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -6.25000% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.194%   Tape Value: 49.135%   Variance: 0.059%   Variance %: 0.05900%   Comment: BRW DTI ratio percent is 49.194%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -455 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.66666%   Comment: Original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 001100000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXX700 Variance: Variance %: Comment: Payment history string is 01100000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xx) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Administration Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 49.19%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1.58 years on the job as an xx at xx. Additionally, BWR1 has been SE as a xx for 9.83 years. BWR2 has 1.66 years on the job as an xx at xx. FICO 744, 2X30 since inception, and xxK equity in the subject."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GXIO0BM32CP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.903%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 2.08 years at xx. Additionally, BWR has been SE for 2.08 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of loan is 5 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable .   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is pim Active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.22699%   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00001 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Updated as per loan audit. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape defect shows early payment default. The borrower was at least 30 days delinquent on 1 of the first 3 payments to the investor. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22MJ2P55TMU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	60.415%	60.415%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.591%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.91 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.591%   Tape Value: 42.593%   Variance: -0.002%   Variance %: -0.00200%   Comment: As per the document borrower DTI is Ration percent is 42.648.%   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: As per the document current legal status is Collection but tape shows as Collections.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active Is NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00451%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.415%   Tape Value: 16.086%   Variance: 44.329%   Variance %: 44.32900%   Comment: As per the document original Standard LTV UN but tape shows 16.086%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 01010101 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: As per the document payment of history string is 01010101. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. The borrower was 30 days delinquent on one of the first three payments to the investor. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current unpaid principal balance (xx) is xx. No further details are provided."	* Intent to Proceed Missing (Lvl 2) "The intent to proceed document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3BULQVE7LA1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.700%	360	xx/xx/2000	xx/xx/2000	Conventional	ARM	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2000 and recorded on xx/xx/2000 in Book xx, Page xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx in the amount of xx, which originated on xx/xx/2000 and was recorded on xx/xx/2000 with xx.
There is a writ of fieri facias (xx) against the subject property in favor of xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 11.700%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2007. The BK was discharged on xx/xx/2012 and terminated on xx/xx/2012.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2007. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx	Not Applicable	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 312 Tape Value: 314 |---| -2 |----| -0.63694% Comment: Age of loan is 312. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: LIBOR - 6 month WSJ   Tape Value:    Variance:    Variance %:    Comment: ARM index type is LIBOR-6 month WSJ.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 50.000%   Variance:    Variance %:    Comment: BRW DTI ratio percent is UA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BRW last name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 18.000%   Variance:    Variance %:    Comment: Housing ratio per U/W (Initial Rate) is UA.   Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: 7.000%   Tape Value: 18.700%   Variance: -11.700%   Variance %: -11.70000%   Comment: Lifetime upward rate change cap is 7.000%.   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment   Loan Value: 11.700%   Tape Value: 2.000%   Variance: 9.700%   Variance %: 9.70000%   Comment: Min rate at first adjustment is 11.700%.   Tape Source: Initial   Tape Type:
Field: Minimum Payment Rate Floor Percent   Loan Value: Not Applicable   Tape Value: 11.700%   Variance:    Variance %:    Comment: Minimum payment rate flood percent is NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.01356%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _11111111111111111111111   Variance:    Variance %:    Comment: Payment history string is 00000000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Limited Cash Out (GSE definition).   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales price (HUD-1 Line 101) is NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: Subject property type is Manufactured Housing. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The appraisal report is missing. The updated title report dated xx/xx/2026 located at "xx" shows the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached to the final title policy. The VIN/serial number xx not available in the legal description of the recorded mortgage. Unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan documents. CE tested using an unexecuted HUD-1."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TILA APR test as the final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB xxK."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan document."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan documents."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VI3V28J41U1	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	74.709%	74.709%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Investor	Yes	No	Yes	xx	xx	40.906%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is non-owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 21.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 60 Tape Value: 62 |---| -2 |----| -3.22580% Comment: As per the document age of loan is 60. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.709%   Tape Value: 74.710%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per the document original CLTV ratio percent 74.710% but tape shows 74.709%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.709%   Tape Value: 74.710%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per the document original Standard LTV 74.710% but tape shows 74.709%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _11111111111111111111111   Variance:    Variance %:    Comment: 00000000000000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: As per the document sales Price is not applicable but tape shows as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2021."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. A photo addendum shows the subject property has stains on the ceiling. The estimated cost to cure is not available. 1004D/Completion report is missing from the loan documents. The final CD does not reflect escrow holdback."
																																																																																							* Release of mortgage (Lvl 3) "As per the review of the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 in favor of xx for xx, in the amount of xx, which was recorded on xx/xx/2021 with instrument # xx The satisfaction for the subject mortgage was recorded on xx/xx/2022 with instrument #xx located at "xx", which states that it was released or satisfied. According to the recession document located at "xx", recorded on xx/xx/2025, the satisfaction of the mortgage has been canceled as it was erroneously released. UT shows title defect "subject mortgage satisfaction with a subsequent recession". Tape defect shows erroneous payoff, and reconveyance reversal is in process."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JBROF9WPF54	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2014	xx/xx/2014	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	xx	xx	Not Applicable	Unavailable	Not Applicable	2 Family	xx/xx/2013	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx/xx/2016	xx	Not Applicable	4.000%	xx	xx/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with book/page #xx in the amount of xx with xx.
There is a partial claim mortgage against the subject property in favor of the xx, which was recorded on xx/xx/2016 in the amount of xx.
There is a junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2015 in the amount of xx.
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2025 have been paid in the amount of xx on different dates.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2016.
As per the updated title report dated xx/xx/2026, the foreclosure was initiated in 2024. The lis pendens is located at "xx", which was filed on xx/xx/2018. Further details not provided.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The bankruptcy was discharged on xx/xx/2024 and terminated on xx/xx/2024.
Unable to determine the reason for default.
As per servicing comment dated xx/xx/2024, the subject property is owner-occupied.
Foreclosure Comments:As per the updated title report dated xx/xx/2026, the foreclosure was initiated in 2024. The lis pendens located at "xx", which was filed on xx/xx/2018. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx on xx/xx/2019, with the secured claim amount of xx and the arrearage amount of xx. The approved chapter 13 plan was filed on xx/xx/2019 and confirmed on xx/xx/2019. The borrower has promised to make a monthly payment of xx for 60 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on xx/xx/2024 and terminated on xx/xx/2024.	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2016. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.000% beginning on xx/xx/2016 and a maturity date of xx/xx/2046. There is no deferred balance and principal-forgiven amount.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 144 Tape Value: 146 |---| -2 |----| -1.36986% Comment: Age of loan is 144. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 386   Variance: -26   Variance %: -6.73575%   Comment: Loan term 360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 98.190%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 98.190%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 44.86504%   Comment: P&I is xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.25000%   Tape Value: 4.00000%   Variance: 0.25000%   Variance %: 0.25000%   Comment: Stated rate is 4.25000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001111111   Tape Value: _11111111111111112222   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address is XXXX. xx: xx:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in NJ, that has unlimited assignee liability for high-cost loans, and the HUD-1 is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1, along with itemization of fee and estimated HUD-1, is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows a collateral issue. A review of the loan file shows that most of the loan documents are missing. Further details are not provided."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL signed by the BWR is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RTY2LFH9F3H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.250%	240	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	56.506%	56.506%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	19.849%	Second	Unavailable	xx	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property which was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11.16 years on the job as a xx with xx.
BWR2 has 1.08 years on the job as a xx with xx, BWR2 had 7 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Age of Loan Loan Value: 26 Tape Value: 28 |---| -2 |----| -7.14285% Comment: age of loan is 26. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 19.849%   Tape Value: 19.000%   Variance: 0.849%   Variance %: 0.84900%   Comment: Borrower DTI ratio percent is 19.849%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.086%   Tape Value: 19.080%   Variance: 0.006%   Variance %: 0.00600%   Comment: housng ratio per U/W is 19.086%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.506%   Tape Value: 100.000%   Variance: -43.494%   Variance %: -43.49400%   Comment: original CLTV ratio percent is unavialable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.506%   Tape Value: 7.800%   Variance: 48.706%   Variance %: 48.70600%   Comment: original standard LTV is 7.797%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000010   Tape Value: _11111111111111111111121   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: sales price is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Compliance Testing (Lvl 3)     "This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan fails the lender fees test due to fees charged xx exceeding the fees threshold of xx by +xx.  The fees below were included in the test: Loan Origination Fee paid by Lender: xx. Loan Origination Fee paid by Borrower: xx. Points - Loan Discount Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Lost Note Affidavit (Lvl 3)     "The tape defect shows a fatal LNA state NC. The lost note affidavit available in the file located at "xx" shows that the original note has been misplaced, destroyed, or lost. A duplicate copy of the note is available in the loan file located at "xx""
* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.740% exceeds APR threshold of 10.550% over by +0.190%. The subject loan is a second lien. The first lien is not escrowed. The subject loan originated on xx/xx/2023, and the 1-year affirmative defense period has expired.

																																																																																								Loan failed QM safe harbor threshold test due to APR calculated 10.740% exceeds APR threshold of 10.550% over by +0.190%."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
POLE3KAZLIE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	180	xx/xx/2016	xx/xx/2016	Conventional	Fixed	Refinance	64.849%	64.849%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	xx	Not Applicable	205.752%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
The 1st and 2nd installments of county taxes for 2024-2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives distributions income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 116 Tape Value: 118 |---| -2 |----| -1.69491% Comment: Age of loan is 116 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 xx is R   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.849%   Tape Value: 64.850%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV Ratio Percent is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.849%   Tape Value: 64.850%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original Stanadrd LTV is Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _11111111111111111111111   Variance:    Variance %:    Comment: Payment History Sring is 00000000000000000000   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales Price is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2016 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2016 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2016, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4Z2A31UZX1V	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.250%	360	xx/xx/2021	xx/xx/2021	VA	Fixed	Refinance	94.800%	94.800%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx/xx/2023	xx	Not Applicable	7.750%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2021 in favor of xx in the amount of xx, which was recorded on xx/xx/2021 with the instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has been modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved as a streamline refinance loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2023. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 7.750% beginning on xx/xx/2023 and a maturity date of xx/xx/2053. There is no deferred balance and principal-forgiven amount.	Field: Age of Loan Loan Value: 51 Tape Value: 53 |---| -2 |----| -3.77358% Comment: Tape shows age of loan is 53. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Tape shows loan documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _11111111111111111111111   Variance:    Variance %:    Comment: payment history string updated by loan auditor.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows Sales price is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2053   Tape Value: xx/xx/2051   Variance: 700 (Days)   Variance %:    Comment: Tape shows stated maturity date is xx/xx/2051.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 332 Tape Value: 309 Variance: 23 Variance %: 7.44336% Comment: Tape shows stated remaining term is 309. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35EYMXA6KH0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	60.392%	60.392%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.847%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is a prior mortgage which was originated on xx/xx/2009 and recorded on xx/xx/2009 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 2 months, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the RFD is unemployment.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 29.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 16 |---| -4 |----| -25.00000% Comment: Tape shows the age of loan data provided is 16; audit value is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.847%   Tape Value: 39.000%   Variance: 0.847%   Variance %: 0.84700%   Comment: BWR DTI ratio percent 39.84%   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value NA,   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.494%   Tape Value: 34.490%   Variance: 0.004%   Variance %: 0.00400%   Comment: housing ratio per U/W 34.49%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 60.392%   Tape Value: 100.000%   Variance: -39.608%   Variance %: -39.60800%   Comment: Tape shows the original CLTV ratio percent data provided is 100%; audit value is 45.497%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 60.392%   Tape Value: 19.270%   Variance: 41.122%   Variance %: 41.12200%   Comment: The original standard LTV (OLTV) data provided is 19.270%; the audit value is 45.497%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 21010321210000   Tape Value: _321214323211111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: sales price NA,   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 348 Tape Value: 346 Variance: 2 Variance %: 0.57803% Comment: Tape shows the stated remaining term data provided is 346; the audit value is 348. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulation for the second lien prohibited fees test. The following fees were included in the test:
Document Signing Fee paid by Borrower: xx
Recording Service Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows origination repurchase. Further details not provided. Subject originated on xx/xx/2024."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.293% exceeding the APR threshold of 10.230% by +0.063%. The subject loan is a second lien. First lien is not escrowed. The subject loan originated on xx/xx/2024, and the 1-year affirmative defense period has expired.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.293% exceeds APR threshold of 10.230% over by +0.063%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ATDLZRICANX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	63.054%	63.054%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.019%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property in favor of xx for xx, which was recorded on xx/xx/2022 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The appraisal report is as is, and the photo addendum shows the old ceiling stain—the roof has been replaced and small interior crack. The estimated cost of repairs is not available. CC does not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.5 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: Tape shows the age of loan data provided is 9; the audit value is 8. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.019%   Tape Value: 39.000%   Variance: 0.019%   Variance %: 0.01900%   Comment: BWR DTI 39.019%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.983%   Tape Value: 24.980%   Variance: 0.003%   Variance %: 0.00300%   Comment: housing ratio per U/W 24.98%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.054%   Tape Value: 100.000%   Variance: -36.946%   Variance %: -36.94600%   Comment: Tape shows the original CLTV ratio percent data provided is 100%; audit value is 60.557%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 63.054%   Tape Value: 19.700%   Variance: 43.354%   Variance %: 43.35400%   Comment: Tape shows the original standard LTV (OLTV) data provided is 19.7%; audit value is 60.557%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000   Tape Value: _111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 232 Tape Value: 233 Variance: -1 Variance %: -0.42918% Comment: Tape shows the stated remaining term data provided is 233; the audit value is 232. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."
* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as-is. The photo addendum of the appraisal report shows an old ceiling stain and a small interior crack in the ceiling. The estimated cost to cure is not available in the loan file. 1004D report is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects lender credit at xx. Final CD dated xx/xx/2025 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copy of document is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 39.01%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 14.5 years on the job as a xx at xx, FICO 722, 0X30 since inception, and xxK equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FBWOYHWZ47P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	45.793%	45.793%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	9.985%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an prior active mortgage against the subject property, originated on xx/xx/2020 and recorded on xx/xx/2021 in the amount of xx with xx.
There are two active prior UCC liens against the xx in favor of xx, which were recorded on xx/xx/2020 and on xx/xx/2024. Elevated for client review, as the title does not insure against UCCs.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2025.
The first and second installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 7.25 years of experience working as a xx at xx.
BWR2 has 16.08 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 9.985%   Tape Value: 56.000%   Variance: -46.015%   Variance %: -46.01500%   Comment: Borrower DTI audit value is 09.094%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 3.665%   Tape Value: 21.440%   Variance: -17.775%   Variance %: -17.77500%   Comment: Housing ratio per U/W audit value is 2.774%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 45.793%   Tape Value: 100.000%   Variance: -54.207%   Variance %: -54.20700%   Comment: Original CLTV audit value is 27.757%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 45.793%   Tape Value: 27.760%   Variance: 18.033%   Variance %: 18.03300%   Comment: Original LTV audit value is 27.757%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: _1111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales price is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 234 Tape Value: 235 Variance: -1 Variance %: -0.42553% Comment: Stated remaining term is 234. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 9.98%. Tape shows income miscalculation. Revised DTI is 56%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 7.25 years of experience working as a xx at xx; BWR2 has 16.08 years on the job as a xx with xx, FICO 697, 0X30 since inception, xxK equity in the subject, and xx residual income."
* Guideline is missing (Lvl 4)     "Subject loan is a manually underwritten loan. Reaching out to the seller for the guidelines."
* Higher Price Mortgage Loan (Lvl 4)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.155% exceeds the APR threshold of 9.870% by +0.285%. Subject is a second lien, and evidence supporting the first lien escrowed is missing from the loan file.

Subject loan originated on xx/xx/2025, and the 1-year affirmative defense period is active."	* Application Missing (Lvl 3) "BWR income is handwritten on the final application."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final TIL as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.113% exceeds APR threshold of 9.870% over by +0.243%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91D6AR7V9GQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.125%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	71.207%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	35.100%	Second	Unavailable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one prior mortgage against the subject property originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
The annual installment of combined tax for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 4.66 years on the job as an xx with xx.
BWR2 has 24.50 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: As per the document, the age of loan is 5, but the tape shows 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.100%   Tape Value: 35.000%   Variance: 0.100%   Variance %: 0.10000%   Comment: As per the document, the borrower DTI ratio percent type is 34.239%, but the tape shows 35.000%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.791%   Tape Value: 20.270%   Variance: -0.479%   Variance %: -0.47900%   Comment: As per the document, the housing ratio per U/W is 18.930%, but the tape shows 20.270%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 100.000%   Variance:    Variance %:    Comment: As per the document, the original CLTV is unavailable, but the tape shows 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 71.207%   Tape Value: 18.580%   Variance: 52.627%   Variance %: 52.62700%   Comment: As per the document, the original standard LTV is unavailable, but the tape shows 18.580%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: _1111111   Variance:    Variance %:    Comment: Payment History String is 00000   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: As per the document sales Price is not applicable but tape shows as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."
* Higher Price Mortgage Loan (Lvl 4)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.565% exceeds APR threshold of 9.500% over by +0.065%. The subject loan is a second lien. The first lien is not escrowed. The subject loan originated on xx/xx/2025, and the 1-year affirmative defense period is active.

The loan failed the QM Safe Harbor Test threshold test due to the APR calculated as 9.505% exceeds APR threshold of 9.500% by +0.005%."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows an appraisal issue. Review shows original value of xxK appears inflated. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Compliance Testing (Lvl 3)     "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is after the initial closing disclosure delivery date.

This loan failed the TRID disclosure delivery date validation test due to closing disclosure delivery date is before the loan estimate delivery date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9BWBMRK66WY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	84.242%	84.242%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.510%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.25%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14.83 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 31.510%   Tape Value: 31.000%   Variance: 0.510%   Variance %: 0.51000%   Comment: BRW DTI ratio percent is 31.510%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.242%   Tape Value: 100.000%   Variance: -15.758%   Variance %: -15.75800%   Comment: Original CLTV ratio percent is 84.242%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.242%   Tape Value: 19.920%   Variance: 64.322%   Variance %: 64.32200%   Comment: Original standard LTV (OLTV) is 84.242%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: _1111111   Variance:    Variance %:    Comment: Payment history string is 00000000000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales price (HUD-1 Line 101) is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "The subject is a manually underwritten loan. Reaching out to the seller for the guidelines."	* Compliance Testing (Lvl 3) "Tape shows loan fails the disclosure timing test. Further details not provided. Infinity compliance report does not fail any TRID delivery and timing test."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "The loan failed the TILA foreclosure rescission finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D2Q2JV2I5HS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	120	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	61.352%	61.352%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	25.114%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior mortgage active against the subject property in favor of xx on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due dates of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a xx at xx, BWR had 9.66 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Tape shows age of loan as 7, but audit value shows 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 25.114%   Tape Value: 25.000%   Variance: 0.114%   Variance %: 0.11400%   Comment: Tape shows borrower DTI ratio percent as 25.00%, but audit value shows 10.544%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows current value as xx, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 61.352%   Tape Value: 100.000%   Variance: -38.648%   Variance %: -38.64800%   Comment: Original CLTV Ratio Percent is Unavaible   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 61.352%   Tape Value: 6.130%   Variance: 55.222%   Variance %: 55.22200%   Comment: Original Stanadard LTV is 84.698%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: _1111111   Variance:    Variance %:    Comment: Payment History String is 111111   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows sales price as xx, but audit value shows NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a manual underwritten loan. Reaching out to the seller for the guidelines."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees second lien test.
The following fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the Missouri second mortgage loan interest provisions, as the first payment exceeds 45 days from the note date. Further details not provided The subject loan originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.793% exceeds APR threshold of 9.470% over by +0.323%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 9.663% exceeds the APR threshold of 9.470% over by +0.193%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UIIRYM25A81	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	120	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	74.316%	74.316%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.324%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The first and second installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 15.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.324%   Tape Value: 36.000%   Variance: 0.324%   Variance %: 0.32400%   Comment: Borrower DTI ratio percent is 29.527%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.029%   Tape Value: 30.020%   Variance: 0.009%   Variance %: 0.00900%   Comment: Hosing Ratio per U/W (initial rate) is 23.233%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.316%   Tape Value: 100.000%   Variance: -25.684%   Variance %: -25.68400%   Comment: Original CLTV ratio percent is unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.316%   Tape Value: 13.020%   Variance: 61.296%   Variance %: 61.29600%   Comment: Original standard LTV (OLTV) is unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000   Tape Value: _1111111   Variance:    Variance %:    Comment: Payment history string is 000000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales Price (HUD-1 Line 101) is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject loan is a manually underwritten loan. Reaching out to the seller for the guidelines."	* Compliance Testing (Lvl 3) "Tape shows loan fails the disclosure timing test. Further details not provided. Infinity compliance report also failed the TRID delivery and timing test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure delivery date validation test as the a revised loan estimate delivery date is before the initial loan estimate."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/2025. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2025. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE.

Loan failed the compliance, ease of delivery, and timing tests for the initial closing disclosure dated xx/xx/2025. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2025, which is less than 3 business days before the consummation date of xx/xx/2025."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated xx/xx/2025 delivered on xx/xx/2025 which is more than 3 business days from initial application date xx/xx/2025. Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.077%, exceeding the APR threshold of 9.500% by 0.577%. The subject is a second lien. The first lien is escrowed.

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.970% exceeds APR threshold of 9.500% over by +0.470%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2LNXDBF81WP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	xx	12.000%	240	xx/xx/2002	xx/xx/2002	Conventional	Fixed	Purchase	Error	Error	Full Documentation	Error	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx/xx/2002	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	76.983%	Second	Commitment	xx	Not Applicable	xx/xx/2017	xx	Not Applicable	2.000%	xx	xx/xx/2017	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2002 and recorded on xx/xx/2002 with instrument #xx Bk/PG #xx in the amount of xx with xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2002 and recorded on xx/xx/2002 in the amount of xx with xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2017.
No foreclosure activity has been found.
According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2016. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed bankruptcy under Chapter 7 with the case #xx on xx/xx/2016, which was converted to Chapter 13 on xx/xx/2016. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is xx, and the value of the collateral is xx. The unsecured portion is xx. The POC was filed by xx, xx on xx/xx/2017, with the secured claim amount of xx and the arrearage amount of xx. There is no comment indicating a cramdown. The BK was discharged on xx/xx/2023 and terminated on xx/xx/2024.	The step modification agreement was signed between the borrower xx and lender xx and the new modified unpaid principal balance is xx. The modified monthly P&I of xx with an interest rate of 1.000% starting on xx/xx/2017, which will be changed in 2 steps until the new maturity date of xx/xx/2039. The rate will change in 2 steps, which end with 2.000%. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 282 Tape Value: 284 |---| -2 |----| -0.70422% Comment: Age of Loan is 282. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 xx is N/A.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 240   Tape Value: 445   Variance: -205   Variance %: -46.06741%   Comment: Loan Original Maturity Term months is 240.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 207.98605%   Comment: Original Stated P&I is xx. Tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: _11111111111115555555555   Variance:    Variance %:    Comment: Payment History String is 000000000044444444.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: $-184000.00   Variance %: -100.00000%   Comment: Sales Price (HUD-1 Line 101) is xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased. Further details not provided. Subject loan originated on xx/xx/2002."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ROO9AVUPRQB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	240	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	41.310%	41.310%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.696%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx. The subject mortgage was re-recorded on xx/xx/2020 to correct the loan amount to xx.
There is an active prior mortgage against the subject property, originated on xx/xx/2018 and recorded on xx/xx/2018 in the amount of xx with xx.
The annual installment of combined taxes for 2021 have been paid in the amount of xx on xx/xx/2022.
The annual installment of combined taxes for 2025 is exempt.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
  As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: 63 Tape Value: 65 |---| -2 |----| -3.07692% Comment: Age of loan is 63. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _11111111111111111111111   Variance:    Variance %:    Comment: Payment history string is 000000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sale price (HUD-1 Line 101) is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "The AUS report is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete due to the initial CD being missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The settlement services provider list is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YQ6GQG4CJ3D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.861%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	2.875%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx. As per the tape, the deferred balance is xx. The due dates are advanced from xx/xx/2024 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No post-close bankruptcy record has been found.
As per the collection comment xx/xx/2025, the reason for default is unemployment.
As per the collection comment xx/xx/2025, the subject property is owner-occupied.
No foreclosure activity has been found.
BWR has 2.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 2.8750% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 54 Tape Value: 57 |---| -3 |----| -5.26315% Comment: Age of loan is 54. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 531   Variance: -171   Variance %: -32.20338%   Comment: Loan Original Maturity Term Months is 360.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 25.00804%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010004444444444444443210   Tape Value: _2111166666655555555432   Variance:    Variance %:    Comment: Payment history string is 01000044444444444443210.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is Cash Out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sale price (HUD-1 Line 101) is NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 477 Tape Value: 476 Variance: 1 Variance %: 0.21008% Comment: Stated remaining term is 477. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 reflects Appraisal Fee at xx. CD dated xx/xx/2021 reflects Appraisal Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2021 and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.86%, since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.86%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8F4QNBM56OW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	65.534%	65.534%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.460%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	3.250%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is an active HOA lien against the xx in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
The 1st and 2nd annual installment of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.25%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligations.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the servicing comment dated xx/xx/2026, there is a payment dispute.
BWR has 12 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 3.250% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount. The loan has been modified two times since origination.	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 48 Tape Value: 50 |---| -2 |----| -4.00000% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 519   Variance: -159   Variance %: -30.63583%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.534%   Tape Value: 65.530%   Variance: 0.004%   Variance %: 0.00400%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.534%   Tape Value: 65.530%   Variance: 0.004%   Variance %: 0.00400%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 24.17940%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100000044444432322121   Tape Value: _12211111155555543433   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   xx: xx:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2021 does not reflect Transfer Taxes. Final CD dated xx/xx/2022 reflects Transfer Taxes at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/2022 and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test.
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SABB5XWSA8M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.379%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as an xx with xx, BWR had 1.75 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 55 Tape Value: 57 |---| -2 |----| -3.50877% Comment: As per the document age of loan is 55. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the document Escrow account indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 95.000%   Tape Value: 92.930%   Variance: 2.070%   Variance %: 2.07000%   Comment: As per the document original CLTV ratio percent 95.000% but tape shows 92.930%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.000%   Tape Value: 92.930%   Variance: 2.070%   Variance %: 2.07000%   Comment: As per the document original Standard LTV 92.930% but tape shows 95.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: _111111111111111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: $-10000.00 Variance %: -2.17391% Comment: As per the document Sales price is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents." * Private Mortgage Insurance is not active (Lvl 4) "Tape shows subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed with the lender-paid MI was never effective on the loan as it was terminated for nonpayment prior to boarding. Further details not provided."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial LE and CD are missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WQX23WAEVMB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	59.353%	59.353%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.134%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	6.750%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx
There is a prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx
There is a junior mortgage (xx) active against the subject property, which was originated by xx on xx/xx/2024 and recorded on xx/xx/2024 with xx.
The annual installment of county taxes for 2025 has been exempted.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx, and the deferred balance is xx. The loan was modified on xx/xx/2025, and the due date has been advanced from xx/xx/2024 to xx/xx/2025.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is curtailment of income.
The loan was modified on xx/xx/2025.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1.58 months on the job as a xx at xx, BWR had 3.11 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.750% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance in the amount of xx, and the interest-bearing amount is xx.	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 31 Tape Value: 32 |---| -1 |----| -3.12500% Comment: Age of loan is 31. Tape shows 32. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 502   Variance: -142   Variance %: -28.28685%   Comment: Loan Original maturity Term Months is 360. Tape shows 502.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 59.353%   Tape Value: 59.350%   Variance: 0.003%   Variance %: 0.00300%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 59.353%   Tape Value: 59.350%   Variance: 0.003%   Variance %: 0.00300%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 21.69438%   Comment: Original Stated P&I is xx. Tape shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000444444432111110   Tape Value: _11111111155555   Variance:    Variance %:    Comment: Payment History String is 00000004444444321MMMMM. tape shows _111111115555555.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 471 Tape Value: 472 Variance: -1 Variance %: -0.21186% Comment: Stated Remaining Term is 471. Tape shows 472. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J2VCRC906PG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.375%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Cash Out	23.428%	23.428%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.009%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on different dates.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI, and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: 27 Tape Value: 29 |---| -2 |----| -6.89655% Comment: Age of loan is 27. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 23.428%   Tape Value: 100.000%   Variance: -76.572%   Variance %: -76.57200%   Comment: Original CLTV ratio percent is23.428%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 23.428%   Tape Value: 6.920%   Variance: 16.508%   Variance %: 16.50800%   Comment: Original standard LTV is 6.920%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _1111111111   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is cash out.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "The lending guideline is missing from the loan documents."	* Compliance Testing (Lvl 3) "Tape shows the subject loan a MM code violation. Further details not provided. Infinity compliance report shows the subject loan failed MN state regulations for interest rate test."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from loan documents."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The subject loan failed MN state regulations for the interest rate test, as the interest rate of 10.696% exceeds the threshold of 10.517% by 0.179%."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.740% exceeds APR threshold of 10.710% over by +0.030%. The subject loan originated as a second lien loan. The first lien is not escrowed. The subject loan originated on xx/xx/2023, and the 1-year affirmative defense period has expired."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5UMIYB3KMTV	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Cash Out	79.394%	79.394%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	46.139%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in the favor of xx, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The annual other taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 2 years on the job as a xx with xx.
BWR2 has 1 year on the job as a xx with xx, BWR2 had 11 months in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 62 Tape Value: 64 |---| -2 |----| -3.12500% Comment: Age of loan is 62 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.139%   Tape Value: 47.000%   Variance: -0.861%   Variance %: -0.86100%   Comment: Borrower DTI Ratio percen is 46.139%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.254%   Tape Value: 29.250%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio per U/W is 29.254%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.394%   Tape Value: 79.390%   Variance: 0.004%   Variance %: 0.00400%   Comment: Original CLTV Ratio percent is 79.394%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.394%   Tape Value: 79.390%   Variance: 0.004%   Variance %: 0.00400%   Comment: oRIGINAL sTANDARD LTV is 79.394%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: _11111111111111111111111   Variance:    Variance %:    Comment: Payment History STRING is 000000000000000000000   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales price is Not Aplicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows missing complete SECI. Further details not provided. Subject loan originated on xx/xx/2020."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 46.13%, the borrower income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx), and its recommendation is "xx" with a DTI of 46.13%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YDVV66DRI36	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2016	xx/xx/2016	VA	Fixed	Refinance	93.267%	93.267%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	57.476%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on different dates.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.990%. The current UPB is xx.
As per the comment dated from xx/xx/2024 to xx/xx/2026, the borrower made an additional payment every month.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 112 Tape Value: 111 |---| 1 |----| 0.90090% Comment: Age of loan 112 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 57.476%   Tape Value: 43.982%   Variance: 13.494%   Variance %: 13.49400%   Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active N.A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 93.267%   Tape Value: 93.270%   Variance: -0.003%   Variance %: -0.00300%   Comment: CLTV ratio percent 93.26%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 93.267%   Tape Value: 93.270%   Variance: -0.003%   Variance %: -0.00300%   Comment: LTV 93.26%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insurable as the existing VA loan paid off through refinance was approved using ex-husband's entitlement on COE and the subject VA IRRRL has only the wife of xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2016, and the 3-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MCHZF8AS4U1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.800%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	80.000%	88.555%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.785%	Second	Unavailable	xx	xx	xx/xx/2026	xx	Not Applicable	11.500%	xx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 11.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2026.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. and the lender, xx, on xx/xx/2026. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 11.500% beginning on xx/xx/2026 and a maturity date of xx/xx/2040. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Hazard Insurance	Field: Age of Loan Loan Value: 8 Tape Value: 7 |---| 1 |----| 14.28571% Comment: Age of loan is 8 months. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.555%   Tape Value: 80.000%   Variance: 8.555%   Variance %: 8.55500%   Comment: As per Appraisal document CLTV is 94.48%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: 9.000%   Variance: 71.000%   Variance %: 71.00000%   Comment: As per Appraisal document LTV is 85.93%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000 Tape Value: CCCCCCC Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the subject closed as a second mortgage in the state of TN, as it does not meet the state regulation of max allowable rate. Infinity CE report shows the loan failed the state regulations threshold for interest rate. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the interest rate test. Interest charged at 11.800% exceeds the interest threshold of 11.500% by +0.300%."
* Missing proof of hazard insurance (Lvl 3) "Evidence of hazard insurance is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 12.325% exceeds APR threshold of 9.660% over by +2.665%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 12.159% exceeds the APR threshold of 9.660% over by +2.499%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
180VB03PE4I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.625%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	86.221%	86.221%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	45.722%	Second	Unavailable	xx	Not Applicable	xx/xx/2026	xx	Not Applicable	11.500%	xx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx, book #xx, and page #xx in the amount of xx with xx.
There is a prior mortgage active against the subject property, which was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
The first installment of combined tax for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 11.500%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2026.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.75 years on the job as a xx at xx.
BWR2 has 11.16 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2026. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 11.500% beginning on xx/xx/2026 and a maturity date of xx/xx/2040. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Age of loan 7. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 86.221%   Tape Value: 87.000%   Variance: -0.779%   Variance %: -0.77900%   Comment: Original CLTV Ratio percent is Unavailable,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 86.221%   Tape Value: 10.000%   Variance: 76.221%   Variance %: 76.22100%   Comment: Original Standard LTV is Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: CCCCCC Variance: Variance %: Comment: Updated as per PH. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows subject closed as a second mortgage in the state of TN, as it does not meet the state regulation of max allowable rate. Infinity CE report shows the loan failed the state regulations threshold for interest rate. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the interest rate test, as the interest rate charged of 11.625% exceeds the interest rate threshold of 11.500% by +0.125%.  This loan failed Brokerage/Finder Fee Test due to fees charged xx exceed fees threshold of xx by +xx. The below fees were included in this test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "A rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 3) "A hazard insurance policy is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 12.355% exceeding the APR threshold of 9.410% by +2.945%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 12.276% exceeds APR threshold of 9.410% over by +2.866%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J9T5UGMYO3U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	11.525%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.473%	Second	Unavailable	xx	Not Applicable	xx/xx/2026	xx	Not Applicable	11.500%	xx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 11.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan was modified on xx/xx/2026.
BWR1 has 3.75 years on the job as a xx with xx.
BWR2 has 3.91 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx, on xx/xx/2026. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 11.500% beginning on xx/xx/2026 and a maturity date of xx/xx/2040. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 14.000%   Variance: 71.000%   Variance %: 71.00000%   Comment: Original standard LTV (OLTV) is 85.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: CCCCCC Variance: Variance %: Comment: Payment history string is 0000. Tape Source: Initial Tape Type:	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 11.781% exceeds APR threshold of 9.680% over by +2.101%. The subject loan is a second lien. The first lien is not escrowed. The subject loan originated on xx/xx/2025, and the 1-year affirmative defense period is active.

Loan failed the QM safe harbor threshold test due to APR calculated at 11.765% exceeds the APR threshold of 9.680% over by +2.085%."	* Compliance Testing (Lvl 3) "Tape shows subject closed as a second mortgage in the state of TN, as it does not meet the state regulation of max allowable rate. Infinity CE report shows the loan failed the state regulations threshold for interest rate. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed state regulations interest rate test due to calculated interest 11.525% exceeds interest threshold of 11.500% over by +0.025%."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR threshold test due to APR calculated 11.765% exceeds APR threshold of 9.680% over by +2.085%.

Loan failed the qualified mortgage APR threshold test due to the APR calculated at 11.765% exceeds APR threshold of 9.680% over by +2.085%."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR not hand dated by borrower."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IZNJ9YY86SH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.375%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	69.324%	69.324%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.445%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one prior mortgage against the subject property that was originated on xx/xx/2003 and recorded on xx/xx/2003 with instrument #xx in the amount of xx with xx
There is an active water/sewer lien against the xx in favor of the xx, which was recorded on xx/xx/2017 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 13.5 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 3 |---| 1 |----| 33.33333% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.445%   Tape Value: 60.403%   Variance: -16.958%   Variance %: -16.95800%   Comment: DTI ratio is 43.445%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 69.324%   Tape Value: 70.000%   Variance: -0.676%   Variance %: -0.67600%   Comment: CLTV is 69.355%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.324%   Tape Value: 12.000%   Variance: 57.324%   Variance %: 57.32400%   Comment: LTV is 69.355%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: CCC Variance: Variance %: Comment: PH string is 00000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 43.44%. The tape shows the lender miscalculated the first lien PITIA. The revised DTI is 60.40%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 13.5 years at xx FICO 686, 0X30 since inception, with xxK equity in the subject and xx residual income."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the state regulations for the second lien prohibited fees test.
The following fees were included in the test:
Flood Determination Fee paid by Borrower: xx
MERS Registration Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR test due to APR calculated 10.566% exceeds APR threshold of 9.230% over by +1.336%.

Loan failed qualified mortgage APR threshold test due to APR calculated 10.566% exceeds APR threshold of 9.230% over by +1.336%."
* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.570% exceeds APR threshold of 9.230% over by +1.340%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.566% exceeds the APR threshold of 9.230% over by +1.336%."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L12VXAPPCNG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.925%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	43.097%	43.097%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.657%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with instrument #xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.925%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Tape shows the age of loan data provided is 6. Audit value is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.657%   Tape Value: 49.445%   Variance: -4.788%   Variance %: -4.78800%   Comment: The tape shows the borrower's DTI ratio percent data provided is 49.445%. The audit value is 44.227%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 43.097%   Tape Value: 44.000%   Variance: -0.903%   Variance %: -0.90300%   Comment: Tape shows the original CLTV ratio percent data provided is 44.5%. The audit value is 23.328%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 43.097%   Tape Value: 11.000%   Variance: 32.097%   Variance %: 32.09700%   Comment: The tape shows the Original Standard LTV (OLTV) data provided is 11.000%. The audit value is 23.328%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: CCCCCC Variance: Variance %: Comment: 0000000 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 44.65%. The tape shows a rental income miscalculation. The revised DTI is 62%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.58 years on the job as a xx at xx. FICO is 697, 0X30 since inception, with xxK equity in the subject and xx residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the state regulations for the prohibited fees test.
The following fees were included in the test
Flood Determination Fee paid by Lender: xx
MERS Registration Fee paid by Lender: xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2025 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active.

TRID violation due to decrease in lender credit in initial closing disclosure dated xx/xx/2025. Initial CD dated xx/xx/2025 reflects Lender Credit at xx. Final CD dated xx/xx/2025 reflects Lender Credit at xx. This is decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/2025 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR test due to APR calculated 10.191% exceeds APR threshold of 9.640% over by +0.551%.

Loan failed qualified mortgage APR threshold test due to APR calculated 10.191% exceeds APR threshold of 9.640% over by +0.551%."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.281% exceeds APR threshold of 9.640% over by +0.641%. The subject loan is a second lien. The first lien is escrowed.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.191% exceeds the APR threshold of 9.640% over by +0.551%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26U4YFQ3Y8I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	51.211%	51.211%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.911%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property in favor of xx for xx, which was originated on xx/xx/2013 and recorded on xx/xx/2013 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 17.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 2 Tape Value: 1 |---| 1 |----| 100.00000% Comment: As per the document, the age of loan is 2, but the tape shows 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.911%   Tape Value: 68.157%   Variance: -18.246%   Variance %: -18.24600%   Comment: As per the document, the borrower DTI ratio percent type is 49.911%, but the tape shows 68.157%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 51.211%   Tape Value: 52.000%   Variance: -0.789%   Variance %: -0.78900%   Comment: As per the document, the original CLTV is unavailable, but the tape shows 52.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 51.211%   Tape Value: 19.000%   Variance: 32.211%   Variance %: 32.21100%   Comment: As per the document, the original standard LTV is unavailable, but the tape shows 19.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: C Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. FMV disclosure is available in the loan file. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.91%. Tape shows BWR was not employed at the actual company BWR claimed prior to closing. Revised DTI is 68%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 17.83 years on the job as a xx at xx, FICO 749, 0X30 since inception, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HRRMYGYXGWP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	55.911%	55.911%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.983%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx, with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2020 in favor of xx for xx, xx, in the amount of xx, which was recorded on xx/xx/2021 with the book/page # xx .
There is a prior civil judgment against the subject borrower in favor of xx, which was recorded on xx/xx/2025. The amount of lien is not provided.
There is a prior credit judgment against the subject borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st and 2nd installments of county taxes for 2024 were paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of county taxes for 2026 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property has been occupied by the owner.

BWR1 has 2 years on the job as an xx with xx. Additionally, BWR1 has been SE for 12.33 years with xx.   BWR2 income was not used for qualification.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 3 |---| 1 |----| 33.33333% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.983%   Tape Value: 56.679%   Variance: -6.696%   Variance %: -6.69600%   Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is no.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 55.911%   Tape Value: 56.000%   Variance: -0.089%   Variance %: -0.08900%   Comment: Original CLTV ratio percent is U/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 55.911%   Tape Value: 17.000%   Variance: 38.911%   Variance %: 38.91100%   Comment: Original standard LTV (OLTV) is U/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: CCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.98%. Tape shows SE income miscalculation. Revised DTI is 57%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 2 years on the job as an xx with xx. Additionally, BWR1 has been SE for 12.33 years with xx, FICO 785, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."			Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OZ69Q4TYTU0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	48.271%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active municipal lien against the xx in favor of the xx, which was recorded on xx/xx/2025. The amount of the lien is not available on the supportive document.
There is a credit card judgment against xx in favor of xx, which was recorded on xx/xx/2025 for the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of county taxes for 2024 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.25%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2026, the subject property is occupied by an unknown party.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 11 months on the job as an xx at xx.
BWR2 has been SE for 9.33 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 13 |---| 1 |----| 7.69230% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 01000000000000 Tape Value: CCCPPPPPPPPC1 Variance: Variance %: Comment: Payment History String is 01000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.27%. Tape shows lease agreement misrepresentation, as the lease agreement was fabricated and the subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 11 months on the job as an xx at xx. BWR2 has been SE for 9.33 years at xx, Inc, FICO 776, 1X30 since inception, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2024 reflects the sum of Section C fees and Recording fee at xx. CD dated xx/xx/2024 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
100SZS4PO5U	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	West Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	240	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.116%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as a xx at xx, BWR had been SE for 4.08 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 1 |---| 1 |----| 100.00000% Comment: Age of loan is 2 Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV ratio percent is 98.188%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original standard LTV is 98.188%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: C Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "The tape and file show the temporary buydown was added pre-close, and AUS wasn't re-run until post-close when refer/eligible findings were returned. Further details not provided. The subject loan was originated on xx/xx/2025."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.542% exceeds APR threshold of 7.270% over by +0.272%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 7.529% exceeds the APR threshold of 7.270% over by +0.259%.

																																																																																								Loan failed the FHA QM safe harbor threshold test due to APR calculated at 7.542% exceeds the APR threshold of 7.463% over by +0.079%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4AXI6N5YCDC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx
.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 4.41 years as a xx.
BWR2 has 2.66 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 13 Tape Value: 12 |---| 1 |----| 8.33333% Comment: Age of loan 13 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.207%   Tape Value: 55.952%   Variance: -8.745%   Variance %: -8.74500%   Comment: BWR DTI ratio percent 47.208%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000100000000 Tape Value: CCCCCCCC1CCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.20%. Tape shows SE income miscalculation, and the lender excluded debt without proper documentation. Revised DTI is 67.65%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 4.41 years as a xx; BWR2 has 2.66 years on the job as an xx with xx, FICO 752, 1X30 since inception, xxK equity in the subject, and xx residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, and the photo addendum shows chipping paint on the exterior rear wall. The estimated cost to cure is not available in the loan file. 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
																																																																																							* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation in charges that cannot increase test due to increase of fee in final CD dated xx/xx/2025. The initial LE dated xx/xx/2024 reflects the points: a loan discount fee of xx and an appraisal fee of xx. The final CD dated xx/xx/2025 reflects the points: a loan discount fee of xx and an appraisal fee of xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IMUWKHDIA48	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	42.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5.33 years on the job as a xx with xx.
BWR2 has been SE for 3.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 0 |---| 1 |----| Comment: Age of Loan is 1. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PML Active? is Not Applicable .   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: C   Variance:    Variance %:    Comment: Payment History String is 0   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. xx: xx:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows a non-warrantable condo due to critical repairs. Review of the inspection report shows multiple damages, including but not limited to cracked mastic; some shingles are missing and cracked; ponding water was observed; metal sheets and railings were observed to have corrosion staining; and PVC was lapped over the modified and sealed roof, and the HOA did not provide completion of repair documentation. Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XNQ57G683LX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	Not Applicable	48.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 1 |---| 1 |----| 100.00000% Comment: BWR DTI ratio percent is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.932%   Tape Value: 53.144%   Variance: -4.212%   Variance %: -4.21200%   Comment: Tape shows 53.144% but audit value shows 48.971%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: C Variance: Variance %: Comment: Payment history string is 00. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.93%. Tape shows the lender did not include the taxes and insurance payment. The revised DTI is 53.14%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.91 years on the job as a xx with xx, FICO 757, 0X30 since inception, xxK equity in the subject, and xx residual income. Review shows ATR confirmed."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JE1BW2YU7YD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	53.087%	53.087%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	No	Not Applicable	Unavailable	xx	xx	39.673%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.99%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10 months on the job as an xx with xx, BWR1 had 2.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 10 |---| 1 |----| 10.00000% Comment: As per the document age of loan 11 but tape shows 10. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.087%   Tape Value: 53.080%   Variance: 0.007%   Variance %: 0.00700%   Comment: As per the document original CLTV ratio percent 53.087% but tape shows 53.080%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.087%   Tape Value: 53.080%   Variance: 0.007%   Variance %: 0.00700%   Comment: As per the document original Standard LTV 53.087% but tape shows 53.080%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String is 00000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note document, the property address is updated.   xx: xx:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: As per the document, the purpose of the refinance is change in rate/term, but the tape shows no cash out—other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: As per the document purpose of transaction is refinance but tape shows cash out. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as OO. Tape shows occupancy misrepresentation as the subject property is being used as a second home. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing flood cert (Lvl 3)     "The flood certification document is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 39.67%. Tape shows occupancy misrepresentation as the subject property is being used as a second home causing the lender to omit primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 10 months on the job as an xx with xx, FICO 800, 0X30 since inception, and xxK equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FQ1PUI93U5W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	76.220%	76.220%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	51.211%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property originated xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.75 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 3 |---| 1 |----| 33.33333% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: CCC Variance: Variance %: Comment: Payment history string is 000. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows subject is not VA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case that originated on xx/xx/2025, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2025. The initial CD dated xx/xx/2025 reflects Lender Credit at xx; the final CD dated xx/xx/2025 reflects the Lender at xx. This is a decrease of +xx for a fee that has a 0% tolerance test.

Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 reflects the Appraisal Fee at xx. The CD dated xx/xx/2025 reflects the Appraisal Fee at xx. The loan estimate dated xx/xx/2025 reflects the Transfer Taxes at xx. The CD dated xx/xx/2025 reflects the Transfer Taxes at xx. This is a cumulative increase in fee of t xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape show veteran had no available entitlement at the time of closing. The certificate of eligibility available in the file shows BWR does not have any entitlement left for the subject loan, as the total entitlement charged to the previous VA loans is xxK. Further details not provided."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZMT1SWSZLRB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	47.377%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is a prior hospital lien against the xx in favor of xx in the amount of xx, which was recorded on xx/xx/2025 and which was renewed on xx/xx/2025 in the amount of xx. The SSN is not mentioned on the supportive documents.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.08 years on the job as an xx with xx.
BWR2 has 8 months on the job as a xx with xx, BWR2 was a full-time student with xx for 3.5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 1 Tape Value: 0 |---| 1 |----| Comment: Tape shows the age of loan data provided is 0; audit value is 1. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Tape shows the original CLTV ratio percent data provided is 96.5%. Audit Value is 98.189%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Tape shows the original standard LTV (OLTV) ratio percent data provided is 96.5%. The audit value is 98.189%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: C   Variance:    Variance %:    Comment: Payment History String is 0   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX Source: xx:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Reaching out to the seller." * MI, FHA or MIC missing and required (Lvl 4) "FHA mortgage insurance certificate is missing from the loan documents."	* Assets do not meet guidelines (Lvl 3) "Tape shows assets ineligible, as the large deposit of gift funds was not sourced. Bank statements in the file show xx in assets gift funds of xxK are supported by a gift letter, and the cash-to-close requirement is xx. Further details not provided. The subject loan originated on xx/xx/2026."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XV6TJHZAEIA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$3,261.11	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.740%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	96.490%	96.490%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 has been delinquent in the amount of xx on xx/xx/2026 and is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.740%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 5 Tape Value: 4 |---| 1 |----| 25.00000% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %:    Comment: Appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000 Tape Value: CCCC Variance: Variance %: Comment: Payment history string 0000. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The subject loan closed without monthly MI payment and a VA funding fee. Reaching out to seller to clarify."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2025. Further details not provided."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Evidence of hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LXJCHLBPE9G	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.140%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	79.371%	79.371%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.699%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
There is an active mortgage against the subject property was originated on xx/xx/2013 and recorded on xx/xx/2013 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of village taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.140%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 58 Tape Value: 57 |---| 1 |----| 1.75438% Comment: Tape shows 57 but audit value shows 58. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Lien Priority Type   Loan Value: First   Tape Value: Second   Variance:    Variance %:    Comment: Tape shows Second but audit value shows First.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.371%   Tape Value: 80.000%   Variance: -0.629%   Variance %: -0.62900%   Comment: Tape shows 80.000% but audit value shows 79.371%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.371%   Tape Value: 80.000%   Variance: -0.629%   Variance %: -0.62900%   Comment: Tape shows 80.000% but audit value shows 79.371%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: payment history stirng is 000000000000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx. Processing fee paid by borrower: xx Underwriting Fee paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2021 reflects appraisal fee at xx. The CD dated xx/xx/2021 reflects appraisal fee at xx. The loan estimate dated xx/xx/2021 reflects transfer taxes at xx. The CD dated xx/xx/2021 reflects transfer taxes at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE (xx) QM points and fees test due to fees charged xx exceeding the fees threshold of xx by +xx. The fees below were included in the test: Points - Loan Discount Fee paid by Borrower: xx. Processing fee paid by borrower: xx Underwriting Fee paid by Borrower: xx"
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LJ6RUXIZESA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	64.538%	64.538%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2020	xx	Investor	Yes	Yes	No	xx	Not Applicable	38.575%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is a prior active mortgage against the subject property in favor of xx recorded on xx/xx/2016 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.87 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 64 Tape Value: 62 |---| 2 |----| 3.22580% Comment: Age of loan is 64. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.538%   Tape Value: 65.000%   Variance: -0.462%   Variance %: -0.46200%   Comment: Original CLTV ratio percent is 64.538%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.538%   Tape Value: 65.000%   Variance: -0.462%   Variance %: -0.46200%   Comment: Original standard LTV (OLTV) is 64.538%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is updated as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   xx: xx:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Subject property type is Commercial prop. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2020. Subject is being used for commercial property. Reaching out to seller for details/lease."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject approved as NOO. Tape and web search show the subject property is used as an art school studio. xx is a xx-based art academy. XXXX search shows an estimated value of xxM, and the current UPB is xxK. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
I469JARN7OT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	78.132%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.687%	Second	Final policy	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx. There is an active prior mortgage against the subject property in favor of xx, which was recorded on xx/xx/2022 in the amount of xx. There is an active prior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2022. The annual installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025. The annual installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 20.83 years on the job as a xx with xx. Additionally, xx, VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows current value as xx, but audit value shows NA. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active as No, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 78.132%   Variance:    Variance %:    Comment: Tape shows original CLTV ratio percent as 78.132%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.132%   Tape Value: 20.695%   Variance: 57.437%   Variance %: 57.43700%   Comment: Tape shows original standard LTV (OLTV) as 20.695%, but audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows property street as XXXX, but audit value shows XXXX.   xx: xx:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows property city as xx, but audit value shows XXXX.   xx: xx:
																																																																																				Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Tape shows stated remaining term as 358, but audit value shows 357. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, as the BWR no longer occupies the subject. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 35.68%. Tape shows the subject is NOO, as the borrower's primary residence is no longer occupied, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 20.83 years on the job as a xx with xx, FICO 705, 0X30 since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AYEYNVVS4I9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	23.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens were found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 18.50 years at xx. Additionally, BWR1 has been SE with xx for 2 years.
BWR2 has been SE for 18.50 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 23.894% Tape Value: 85.907% |---| -62.013% |----| -62.01300% Comment: Tape shows the Borrower DTI Ratio Percent 85.907%, but the audit value shows 23.894%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value as xx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 11.826%   Tape Value: 15.063%   Variance: -3.237%   Variance %: -3.23700%   Comment: Tape shows the Housing Ratio per U/W (Initial Rate) 15.063%, but the audit value shows 11.826%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape shows the PMI Active No, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 23.89%. Tape shows income miscalculation. Revised DTI is 82%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has been SE for 18.50 years at xx. Additionally, BWR1 has been SE with xx for 2 years; BWR2 has been SE for 18.50 years at xx, FICO 761, xxK equity in the subject, and xx residual income."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YFUEY83XSHD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	68.987%	68.987%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	34.602%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives real estate rental income.
  BWR2 receives dividend interest income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.916%   Tape Value: 42.414%   Variance: -9.498%   Variance %: -9.49800%   Comment: Housing ratio per U/W is 32.916%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is Not applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   xx: xx:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2056   Tape Value: xx/xx/2056   Variance: -60 (Days)   Variance %:    Comment: Stated Maturity date is xx/xx/2056.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 358 Tape Value: 359 Variance: -1 Variance %: -0.27855% Comment: Stated remaining Term is 358. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.60%. Tape and review shows missing BWR2 income docs. DTI in excess of 100%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 receives real estate rental income. BWR2 receives dividend interest income, FICO 741, 0x30 since inception, and xxK equity in the subject."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Subject originated xx/xx/2025 in the amount of xx1M with an appraised value xxM. XXXX shows estimated value xxM. XXXX shows xx6M."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GPTPGLZXERF	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	40.481%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	4.375%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx, in the amount of xx with xx
There are two active HOA liens against the xx in favor of xx, which were recorded on xx/xx/2024 and xx/xx/2026 in the total amount of xx.
There is a Writ of Fieri Facias (xx) against the borrower in favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of water charges for 2025 is due in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx and the deferred balance is xx.
The due date is advanced from xx/xx/2024 to xx/xx/2025 due to modification.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2024, the reason for default is curtailment of income.
As per the comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.83 years at xx. Additionally, BWR1 has been SE for 1.58 years at xx.
BWR2 has 9 months on the job as an xx at xx, BWR2 had 2.66 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx. There is a deferred balance in the amount of xx, and the interest-bearing amount is xx. The monthly P&I is xx with an interest rate of 4.375% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount.	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower #2 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Audit value updated as per document. xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-29800.00   Variance %: -8.25942%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 25.00798%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 470 Tape Value: 471 Variance: -1 Variance %: -0.21231% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to seller to verify active MI status. Tape shows MI is active but may be invalid due to flaw (xx).

xx/xx/2026: Seller confirmed MI has been canceled."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 40.48%. The tape shows income miscalculation. The revised DTI is 44%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR1 has been SE for 3.83 years at xx. Additionally, BWR1 has been SE for 1.58 years at xx. BWR2 has 9 months on the job as an xx at xx, FICO 622, xxK equity in the subject, and xx residual income."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 4.731% exceeds APR threshold of 4.670% over by +0.061%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 4.728% exceeds the APR threshold of 4.670% over by +0.058%."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21SZ8NOMOJU	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	29.681%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property occupancy is stated as an investor.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 18.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 29.681% Tape Value: 85.900% |---| -56.219% |----| -56.21900% Comment: Borrower DTI Ratio Percent is 29.681%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 14.259%   Variance: -14.259%   Variance %: -14.25900%   Comment: Housing Ratio U/W (Initial Rate) is 0.000%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI Active? is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 29.68%. Tape shows income miscalculation. Revised DTI is 82%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 and BWR2 have been SE for 18.5 years at xx, FICO 761, xxK equity in the subject, and xx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YHD1GWE3W3D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	35.876%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx
There is an active junior mortgage against the subject property in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of water charges for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 years on the job as a xx with xx.
  BWR2 has been SE for 2.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 35.876% Tape Value: 55.000% |---| -19.124% |----| -19.12400% Comment: As per the document borrower DTI Ratio percent 35.876% but tape shows 55.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value N.A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.429%   Tape Value: 50.538%   Variance: -16.109%   Variance %: -16.10900%   Comment: As per the document housing ratio per U/W 34.429% but tape shows 50.538%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original CLTV Ratio Percent Loan Value: 95.000% Tape Value: 99.925% Variance: -4.925% Variance %: -4.92500% Comment: As per the document original CLTV ratio percent 95.000% but tape shows 99.925%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 35.87%. Tape shows income miscalculation. Revised DTI is 55%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 3 years on the job as a xx with xx, BWR2 has been SE for 2.83 years at xx, FICO 807, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the TRID rate lock disclosure delivery date test."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D8SEV369LDA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New York	xx	xx	Yes	Yes	Not Applicable	First	$346.21	xx	xx/xx/2026	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	41.306%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	4.125%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
There are two credit card judgments against the borrower in favor of xx, in the amount of xx recorded on xx/xx/2024 and xx/xx/2024.
The second installment of town taxes for 2026 is due in the amount of xx, which is due on xx/xx/2026.
The annual installment of town taxes for 2025 and the first installment of town taxes for 2026 are paid in the amount of xx.
The first and second installments of water and sewer charges for 2025 are paid in the amount of xx.
The second installment of water charges for 2026 is due in the amount of xx on xx/xx/2026.
The first installment of water charges for 2026 and the second installment of sewer charges for 2025 are delinquent in the total amount of xx, which are payable through xx/xx/2026.
The annual water charges for 2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is xx. The due dates are advanced from xx/xx/2024 to xx/xx/2025 due to modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2024, the reason for default was the illness of the principal mortgagor.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the foreclosure was cancelled. Further details are not provided.
No post-close bankruptcy record has been found.
BWR has 1.00 year on the job as a xx with xx, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:The foreclosure was initiated on the loan in 2024. As per the comment dated xx/xx/2025, the foreclosure was cancelled. Further details are not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 4.125% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal forgiven amount.	Initial 1003_Application Missing or error on the Rate Lock	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Is PMI Active? is Not Applicable. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-420700.00   Variance %: -36.88086%   Comment: Original Appraised Value is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 17.30169% Comment: Original Stated P&I is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.30%. Tape shows BWR's stipend income was used to qualify, which does not meet investor guidelines. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.00 year on the job as a xx with xx, FICO 657, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
CDA Fee paid by Borrower: xx
Title - Assessment/Surcharge (xx) paid by Borrower: xx
Title - CPL Fee - NJ paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2021 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2021 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2021 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2021 reflects Appraisal Re-Inspection Fee at xx.
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2021 and the 1-year SOL has expired."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DAFGYDVBSJM	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	79.273%	79.273%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.098%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
The prior mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is an active prior UCC financing statement (xx) against the subject property in favor of xx, which was recorded on xx/xx/2023.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water/sewer charges for 2026 are due on xx/xx/2026 in the amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 3.33 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.273%   Tape Value: 87.000%   Variance: -7.727%   Variance %: -7.72700%   Comment: Original CLTV ratio percent is 82.448%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.273%   Tape Value: 24.249%   Variance: 55.024%   Variance %: 55.02400%   Comment: Original standard LTV is 82.448%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-36.00 Variance %: -4.17614% Comment: Original stated P&I is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject 2nd lien was originated in the amount of xxK with a first lien of xxK. Total obligation on subject is xxK. Tape and file shows appraisal value was xxK. XXXX shows estimated value xxK. Estimated CLTV over 100%. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2026, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xx) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fee:
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fee:
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "BWR is an LLC. Note was signed in their individual name and not as a member of the LLC. Mortgage was signed by the BWR as member of the LLC and not in the individual name. Personal guarantee is available in the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BTCARZVN0RN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	28.901%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2022 in favor of the xx for xx, Corporation, in the amount of xx, which was recorded on xx/xx/2022 with the instrument #xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.41 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 98.129%   Variance: 0.060%   Variance %: 0.06000%   Comment: Original CLTV ratio percent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV is 98.189%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows MI coverage will be rescinded."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insured due to the FHA 90-day flipping requirement not being met. Appraisal report indicates no prior transaction history for the subject in the last 36 months. The subject's appraised value on xx/xx/2025 was xxK. No major improvements were made to the property. XXXX shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G1NUI39SAW5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	240	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	54.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx. dba xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a xx at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 41.694%   Tape Value: 41.690%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.662%   Tape Value: 96.663%   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.662% Tape Value: 95.000% Variance: 1.662% Variance %: 1.66200% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. Subject loan is a purchase case, originated on xx/xx/2026 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the credit report expired prior to closing, and no valid in-date credit report was available at closing. Further details not provided. Subject originated on xx/xx/2026."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7CFFYJUFHPG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.250%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	33.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property that was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
There is a UCC lien against the xx in favor of xx, which was recorded on xx/xx/2023.
The annual installment of county taxes for 2025 was paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comments have been found regarding the foreclosure activity.
No comments have been found regarding the bankruptcy activity.
No comments have been found regarding the damages.
The loan has not been modified since origination.
As per the tape, the subject property is owner-occupied.
BWR 2 has 1.91 years on the job as a xx with xx. Additionally, BWR2 receives pension income. Previously, BWR2 had 1.41 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR first name is xx. xx: xx:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 000000???????????????? Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2021 does not reflect Mortgage Broker Fee. The FCD dated xx/xx/2021 reflects Mortgage Broker Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fees is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired.

																																																																																								TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2021. The initial CD dated xx/xx/2021 reflects lender credit at xx. The final CD dated xx/xx/2021 reflects lender credit at xx. This is a decrease of xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J4X4RY9UYR5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	No	Not Applicable	Unavailable	xx	xx	49.923%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026 with a first payment date of xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 10 years on the job as a xx at xx.
BWR2 has 6.16 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.923% Tape Value: 50.000% |---| -0.077% |----| -0.07700% Comment: As per the document borrower DTI Ratio percent 55.093% but tape shows 50.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 40.915% Tape Value: 41.000% Variance: -0.085% Variance %: -0.08500% Comment: As per the document housing ratio per U/W 45.152% but tape shows 41.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.92%. Tape shows rental income used to qualify is not supported by a 1-year lease agreement. Revised DTI is 55%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 10 years on the job as a xx at xx; BWR2 has 6.16 years on the job as a xx with xx. FICO 759, xxK equity in the subject, and xx residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx/xx/2026 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2026 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/2026 and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2026 reflects cash to in the amount of xx."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BBFJ9RQESBO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	50.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2024 has been paid in the amount of xx on xx/xx/2024.
The annual installment of county taxes for 2025 has been exempted.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR receives social security, pension and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 50.877% Tape Value: 49.347% |---| 1.530% |----| 1.53000% Comment: Tape data shows borrower DTI ratio percent as 49.347%, but audit value shows 50.877%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: Tape data shows original note doc date as xx/xx/2026, but audit value shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape data shows property postal code as xx, but audit value shows xx. xx: xx:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The tape shows the subject loan is not VA insured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial CD is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan does not meet VA net tangible benefit requirements for a refinance loan. Final CD shows BWR received xxK at closing. Further details not provided. Subject originated on xx/xx/2026."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PC6P1Q4P0Y0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	85.000%	85.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	10.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 8.875%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has been SE for 4.58 years with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the NC rate spread home loan test."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is an HPML loan. Tape shows the property was flipped and requires a second appraisal. The appraisal report shows the date of the prior sale or transfer was xx/xx/2025 in the amount of xxK. The subject's appraised value on xx/xx/2026 was xxK. The subject has been recently renovated/repaired. XXXX search shows an estimated value of xxK. Current UPB xxK. Value appears supported."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan file."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.183% exceeds APR threshold of 7.600% by +1.583%. Subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77Y7IUYPXP9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,868.75	xx	10.990%	180	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	54.320%	54.320%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Secondary	Yes	Yes	No	Not Applicable	49.964%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
There is a junior UCC against the subject property in favor of xx, which was recorded on xx/xx/2026.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The loan is interest-only for 60 months. According to payment history as of4/8/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 17.33 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Fraud Report Missing	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Audit value updated as per documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.964%   Tape Value: 49.019%   Variance: 0.945%   Variance %: 0.94500%   Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 54.320%   Tape Value: 54.720%   Variance: -0.400%   Variance %: -0.40000%   Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -3 (Days)   Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 54.320%   Tape Value: 15.000%   Variance: 39.320%   Variance %: 39.32000%   Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Audit value updated as per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved as second home. Tape and file shows income and expense docs are missing including prior housing, rental properties and asset depletion was not supported. Unable to determine ATR. Lender defect. The subject loan was originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 17.33 years at xx. FICO 749, 0X30 since inception, with xxM equity in the subject."
* Loan does not conform to program guidelines (Lvl 4)     "As per updated title report dated xx/xx/2026, the subject owners of the property are xx, Trustee of xx dated xx/xx/2014 and xx, Trustee of xx dated xx/xx/2014 and the subject mortgage also originated by them. Tape and file show the trust agreement is missing".  The Revocable Trust Rider is available in the loan file located at "xx"xx"
* Note data is missing or inaccurate (Lvl 4) "Tape shows data discrepancy on the final CD and the note with regard to the prepayment penalty. Final CD shows a prepayment penalty of xx whereas the prepayment penalty calculated as per the note addendum is xx."	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan failed the charges that cannot increase the test. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Appraisal Fee at xx. Final CD dated xx/xx/2026 reflects Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2026, and the 1-year SOL is active."
* Credit score does not meet guidelines (Lvl 3)     "The tape and file show the gap credit report prior to 10 days of closing is missing from the loan file."
* Fraud Report Missing  (Lvl 3)     "The tape and file show the third-party fraud report is missing from the loan documents."
																																																																																							* Occupancy concerns - (Lvl 3) "The subject is approved as a second home. The tape shows occupancy misrepresentation, shows it is being used as a second home. Further details are not provided."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EGJBYSVU8JO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$22,020.38	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,525.96	xx	10.990%	180	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	74.531%	74.531%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	Not Applicable	48.911%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 3rd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 10.990%. The current UPB, reflected as per the payment history, is xx.
The loan is interest-only for 60 months.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.

BWR has been SE for 17.25 years at xx. Additionally, BWR receives dividend income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Fraud Report Missing Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 48.911% Tape Value: 88.641% |---| -39.730% |----| -39.73000% Comment: BRW DTI ratio percent is UA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at origination (Property Usage Type) is secondary.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.531%   Tape Value: 69.987%   Variance: 4.544%   Variance %: 4.54400%   Comment: Original CLTV ratio percent is 74.531%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -7 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.531%   Tape Value: 12.031%   Variance: 62.500%   Variance %: 62.50000%   Comment: Original standard LTV (OLTV) is 74.531%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash Out-Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.91%. Tape and file show missing primary housing history and an increased DTI of 88.64%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 17.25 years at xx. Additionally, BWR receives dividend income, FICO 749, 0X30 since inception, xxK equity in the subject, and xx residual income."	* Compliance Testing (Lvl 3) "Tape shows the loan failed the charges that in total cannot increase more than 10%, the TILA APR, and the total of payments test. Infinity CE report pass for the charges that in total cannot increase more than 10%, the TILA APR, and the total of payments test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the Points - Loan Discount Fee at xx. The CD dated xx/xx/2026 reflects the Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* Credit report showing alert (Lvl 3)     "Tape and file show Gap credit report is missing and must be dated within 10 days of closing."
* Fraud Report Missing  (Lvl 3)     "Fraud report is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan fails the GSE (xx) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Max Prepayment Penalty xx.

Loan failed GSE (xx) QM APR test due to APR calculated 11.782% exceeds APR threshold of 9.270% over by +2.512%.

This loan failed the GSE (xx) prepayment penalty test due to the loan charges a prepayment penalty.

This loan failed the GSE (xx) amortization test due to  loan is a cash-out refinance.

Loan fails the Qualified Mortgage Lending Policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Max Prepayment Penalty xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the HOA questionnaire is missing from the loan documents. Additionally, Tape shows interest only applicable to the primary residence. The subject is a second home and does not meet interest-only requirements. AVM report is available in the loan file with a value of xxK."
* Missing Appraisal (Lvl 3)     "Missing appraisal. Tape and file show missing appraisal. Lender used AVM valuation document in arriving at the valuation of xxK at closing on xx/xx/2025."
* Occupancy concerns - (Lvl 3) "The subject is approved as a second home. The tape shows occupancy misrepresentation, shows it is being used as a second home. Further details are not provided."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 11.782% exceeds APR threshold of 9.270% over by +2.512%.

Loan failed Qualified Mortgage APR threshold test due to APR calculated 11.782% exceeds APR threshold of 9.270% over by +2.512%.

																																																																																								Loan failed the qualified mortgage interest only test due to The loan is an interest only loan."	* Settlement date is different from note date (Lvl 1) "The final CD reflects a closing date of xx/xx/2026. The notary's signature date on the mortgage/deed of trust is xx/xx/2026. Note: The date is xx/xx/2025."	Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E4QTQK0CIFB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,855.16	xx	10.990%	180	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	77.241%	77.241%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	33.840%	Second	Final policy	xx	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2014 and recorded on xx/xx/2021 in the amount of xx, with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest payment is xx with an interest rate of 10.990%. The current UPB reflected as per the payment history is xx. The loan is interest-only for 60 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. As The loan is interest-only for the 60 months.
The RFD is unable to be determined.
As per the seller's tape, the subject property is occupied by a non-owner.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.25 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Fraud Report Missing Note Origination Appraisal	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 77.241%   Tape Value: 69.307%   Variance: 7.934%   Variance %: 7.93400%   Comment: Original CLTV ratio percent is 77.241%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 77.241%   Tape Value: 40.112%   Variance: 37.129%   Variance %: 37.12900%   Comment: Original standard LTV (OLTV) is 77.241%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Cash out - other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject is NOO and approved at 33.84%. Tape and file show missing lease agreement, VOE and primary housing history. ATR unable to be determined. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 7.25 years on the job as a xx at xx, FICO 788, and xxK equity in the subject."
* Note is missing or unexecuted (Lvl 4) "The subject mortgage originated on xx/xx/2025. As per the tape, the subject property is NOO. According to the final CD, the loan is interest-only for 5 years. The note does not reflect the interest-only terms. Per the tape defect, the note is incomplete, as the final CD indicates a 15-year loan with a 5-year interest-only period. Tape and review shows a fully executed note reflecting the interest-only feature is required."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows an acceptable valuation report was not obtained. Per guidelines, when an AVM cannot be provided, an exterior-only or full appraisal is required. The file contains a CA Consolidated Analytics BPO, which is not an acceptable valuation report, and the appraisal is missing. Further details not provided. BPO report dated xx/xx/2025 shows a value of xxK. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Fraud Report Missing  (Lvl 3)     "Tape and file show third party fraud report is missing from the loan documents. Further details not provided. Subject originated on xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved as NOO. Tape shows interest-only loans are permitted on primary residences only. Also, tape shows borrower gap credit report is missing. Required gap credit report must be dated within 10 days of closing and was not provided. Further details not provided. Subject originated on xx/xx/2025. Further details not provided. Subject originated on xx/xx/2025."
																																																																																							* Missing Appraisal (Lvl 3) "Missing appraisal. Tape and file show missing appraisal. Lender used BPO document in arriving at the valuation of xxK at closing on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8S7YPH015W5	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Texas	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,630.78	xx	7.875%	480	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Refinance	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx RP-xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment received on xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB, as reflected in the tape, is xx. As per the note, the loan is interest-only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B1 Self-Employed? is Not Applicable. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   xx: xx:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.07   Tape Value: 1.06   Variance: 0.01   Variance %: 0.94339%   Comment: Debt Services Ratio (DSCR) is 1.07.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0010   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXC   Variance:    Variance %:    Comment: Tape shows xxxxxxxxxxxxxxxxxxxxxxxxxxxx and audit value shows M110.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2065 Tape Value: xx/xx/2055 Variance: 3653 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2065. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025.

xx/xx/2026: Seller confirmed that Market Rents from an appraisal 1007 schedule was used for DSCR calculation. Lease agreements did not acquire."	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWRs as members of the LLC and not in the individual names. Personal guaranty is available in the file."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z1A44XQ5EWK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	53.883%	53.883%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	30.464%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page #xx xx in the amount of xx with xx
There is a junior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2024.
There is a junior child support lien against the xx in favor of the xx, which was recorded on xx/xx/2026. The SSN number mentioned on the supporting document is inconsistent.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 6.58 years on the job as a xx with xx.
BWR2 has 8.33 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.464% Tape Value: 30.500% |---| -0.036% |----| -0.03600% Comment: Borrower DTI Ratio Percent is 30.464%. Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow Account Indicator is Yes.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.883%   Tape Value: 53.900%   Variance: -0.017%   Variance %: -0.01700%   Comment: Original CLTV Ratio Percent is 53.883%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2021   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.883%   Tape Value: 53.900%   Variance: -0.017%   Variance %: -0.01700%   Comment: Original Standard LTV (OLTV) is 53.883%.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. xx: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is as is, and the photo addendum shows damaged wood and missing tile on the front side. The estimated cost of repair is not available. 1004D is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan does not meet the seasoning requirement of prior bankruptcy history for 4 years. Subject loan closed on xx/xx/2021 with prior BK discharge xx/xx/2017."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2021. The initial LE dated xx/xx/2021 reflects lender credit at xx; the final CD dated xx/xx/2021 reflects the lender at xx. This is a decrease of +xx for a fee that has a 0% tolerance test.
The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6NZL251M468	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Kansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	35.795%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.08 years on the job as a xx with xx.  BWR2 has 3 months on the job as an xx at xx, BWR1 had 6.08 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: As per the document, the ARM Index type is 30-day Average SOFR, but the tape shows SOFR. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.795%   Tape Value: 38.300%   Variance: -2.505%   Variance %: -2.50500%   Comment: As per the document, the borrower DTI ratio percent type is 35.795%, but the tape shows 38.300%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -4 (Days)   Variance %:    Comment: As per the document, the original note doc date is xx/xx/2022, but the tape shows xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is xxxx Source: xx:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal of the subject property is as is. The photo addendum shows the deferred maintenance and peeling paint on the soffit. The estimated cost to cure is xx. 1004D report is missing from the loan document. The final closing disclosure does not show the escrow holdback amount. Subject originated xx/xx/2022."
* Compliance Testing (Lvl 3)     "The tape shows that the subject loan exceeded APOR by 0.291% of the 2.25% threshold. Further details not provided. The Infinity compliance result also failed the QM APR and Safe Harbor tests."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR test due to APR calculated as 6.953%, exceeding APR threshold of 6.670% by +0.283%.

Loan failed the Qualified Mortgage APR Threshold Test due to the APR calculated at 6.953%, which exceeds the APR threshold of 6.670% by +0.283%."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is non-salable to agency investors due to a pricing defect. Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Kansas license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 6.953%, which exceeds the APR threshold of 5.920% by +1.033%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2022 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FY5V0EPSUCD	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Refinance	84.848%	84.848%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.573%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 11 months on the job as a xx at xx, BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows the borrower #1 middle name is xx, and the audit value is XXXX. xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 47.573%   Tape Value: 47.600%   Variance: -0.027%   Variance %: -0.02700%   Comment: Tape shows the borrower DTI ratio percent is 47.600%, and the audit value is 47.573%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the borrower first name is xx, and the audit value is XXXX.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the borrower last name is xx, and the audit value is XXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 84.848%   Tape Value: 100.000%   Variance: -15.152%   Variance %: -15.15200%   Comment: Tape shows the original CLTV ratio percent is 100.000%, and the audit value is 84.848%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -6 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2023, and the audit value is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.848%   Tape Value: 100.000%   Variance: -15.152%   Variance %: -15.15200%   Comment: Tape shows the original standard LTV is 100.000%, and the audit value is 84.848%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Tape shows the purpose of refinance per HUD-1 is Cash Out - Other, and the audit value is No Cash-Out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape shows the purpose of transaction per HUD-1 is Cash Out, and the audit value is Refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed at 85% LTV, as a transaction involving owelty of partition loan requires it to be treated as a cash-out refinance under Freddie Mac guidelines and causes the subject loan to lose AUS approval. Final CD does not reflect any cash to BWR, and AUS in the file shows accept as the risk recommendation at 48%. Further details not provided. Subject originated xx/xx/2023."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K67QVACBOQC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.750%	360	xx/xx/2020	xx/xx/2020	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	39.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2025. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in foreclosure.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2025. The current UPB is xx.
As per collection comment dated xx/xx/2026, the subject property is owner-occupied.
As per collection comment dated xx/xx/2026, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to the reinstatement. As per the comment dated xx/xx/2026, the foreclosure was reinitiated in 2026. Further details not provided.
No post-close bankruptcy record has been found.
BWR1 has 15 years on the job as a xx with xx.
Foreclosure Comments:As per the collection comment dated xx/xx/2025, the foreclosure was initiated on the loan in 2025. The complaint was filed on xx/xx/2025. As per the comment dated xx/xx/2025, the FC was closed due to the reinstatement. As per the comment dated xx/xx/2026, the foreclosure was reinitiated in 2026. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 58 Tape Value: 66 |---| -8 |----| -12.12121% Comment: Tape shows age of loan as 66, but audit value shows 58. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.846%   Tape Value: 43.090%   Variance: -3.244%   Variance %: -3.24400%   Comment: Tape shows borrower DTI ratio percent as 43.090%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: $-223916.15   Variance %: -42.98506%   Comment: Tape shows current value as xx, but audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2025   Variance:    Variance %:    Comment: Tape shows interest paid through date as xx/xx/2025, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Tape shows mortgage type as conventional, but audit value shows FHA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 90.000%   Variance: 8.188%   Variance %: 8.18800%   Comment: Tape shows original CLTV ratio percent as 90.00%, but audit value shows 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2020   Variance: 1 (Days)   Variance %:    Comment: Tape shows original Note doc date as xx/xx/2020, but audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 90.000%   Variance: 8.188%   Variance %: 8.18800%   Comment: Tape shows original standard LTV (OLTV ) as 90.00%, but audit value shows 98.188%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 444432144444321044444444   Tape Value: 777777759764   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows property address street as XXXX, but audit value shows XXXX. xx: xx:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "As per the tape, it shows delinquency. According to payment history as of xx/xx/2026, the borrower has been delinquent for 6 months, and the next due date is xx/xx/2025. The current UPB is xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE being missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE QM points and fees test due to fees charged of xx, which exceed the fees threshold of xx by xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

The loan fails the QM lending policy points and fees test due to fees charged of xx, which exceed the fees threshold of xx by xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

The loan failed FHA QM rebuttable presumption test due to fees charged of xx, which exceed the fees threshold of xx by xx.

The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx

The loan failed FHA QM safe harbor test due to APR calculated of 3.805% exceeds threshold of 5.070% by 1.265%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "The Initial Closing Disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit / acknowledgment / disclosure tracking is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TXPTAAQHJHX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	87.208%	87.208%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2022	xx	Secondary	Yes	Yes	No	xx	Not Applicable	14.510%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx CRP in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 19.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	Field: Current Value Loan Value: xx Tape Value: xx |---| xx |----| 18.02930% Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 87.208%   Tape Value: 87.210%   Variance: -0.002%   Variance %: -0.00200%   Comment: The tape shows the original CLTV ratio percent of 87.210%, but the audit value shows 87.208%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 87.208%   Tape Value: 83.900%   Variance: 3.308%   Variance %: 3.30800%   Comment: Tape shows the Original Standard LTV (OLTV) at 83.900%, but the audit value shows 87.208%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows the xx XXXX, but the audit value shows XXXX. xx: xx:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement service providers list is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DNZX1UQTZ4A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	41.901%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There are 3 junior mortgages against the subject property. The first was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx; the second was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.; and the third was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
There are 2 prior child support liens found against the subject borrower in favor of the xx, which were recorded on xx/xx/2019 and xx/xx/2019. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
There is an active HOA lien against the xx in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st & 2nd installments of county taxes for 2025-2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 4 months on the job as a xx with xx. BWR1 has prior employment experience as a correctional officer between xx/xx/2020 and xx/xx/2021 with the xx between xx/xx/2019 and xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 46 Tape Value: 47 |---| -1 |----| -2.12765% Comment: Age of loan is 46 months. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Bwr first name is xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is xx.   xx: xx:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: BWR middle name is N/A.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 122221121212   Variance:    Variance %:    Comment: 000000000000MMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address is XXXX. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the co-borrower was not active at closing. The mortgage was originated by the borrowers, xx, and recorded on xx/xx/2022. The updated title report shows the subject property is vested only in the name of xx. No deed was found that shows xx quit or transferred the rights to someone. Further details are not provided."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 2)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F78DRN2NZNQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	180	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	69.074%	69.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.498%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with Book/Page# xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the amount of xx on xx/xx/2023 and xx/xx/2023.
The annual utilities/MUD charges for 2026 have been paid in the amount of xx on xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligation.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.91 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report HUD-1 Closing Statement Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 51 Tape Value: 52 |---| -1 |----| -1.92307% Comment: Age of loan is 51. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.498%   Tape Value: 44.490%   Variance: 0.008%   Variance %: 0.00800%   Comment: Borrower DTI Ratio percent is 44.498%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -23 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.074%   Tape Value: 84.300%   Variance: -15.226%   Variance %: -15.22600%   Comment: Original standard LTV is 69.074%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000010000000000000   Tape Value: 244335444442   Variance:    Variance %:    Comment: Payment history string 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX .   xx: xx:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of Refinance per Hud -1 is No cash out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 129 Tape Value: 128 Variance: 1 Variance %: 0.78125% Comment: Stated Remaining term is 129. Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "Alert note of a UT report dated xx/xx/2026 shows that the property is a leasehold. The subject loan originated on xx/xx/2021 with maturity date of xx/xx/2036. As per the lease agreement located at "xx". TPOL shows the schedule B shows the exception for the same."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the appraisal type is inadequate. Further details not provided. The subject loan closed without an appraisal (xx). XXXX search shows an estimated value of xxK. Current UPB is xxK."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final CD is missing from the loan file."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZRJXIJ1Z8BZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.125%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.41 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 55 Tape Value: 57 |---| -2 |----| -3.50877% Comment: Tape shows 57 but audit value 55 years. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1721 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 121211111000000000000000   Tape Value: 762224565676   Variance:    Variance %:    Comment: Payment History STrimng is   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows XXXX but XXXX way. xx: xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 44.95%. Tape shows SE income miscalculation as the YTD P&L earnings do not support tax return earnings. Revised DTI is 56.85%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE for 5.41 years at xx, FICO 737, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by xx. The subject loan is a purchase, originated on xx/xx/2021, and the SOL is 1 year."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F48DMFUNM4F	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	56.746%	56.746%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	44.690%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are delinquent in the amount of xx which are payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 01 month, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the servicing comment dated xx/xx/2025, the property is owner-occupied
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.75 years on the job as an xx with xx.A.
Previously, BWR had 1.41 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 45 Tape Value: 47 |---| -2 |----| -4.25531% Comment: Age of loan is 45. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1399 (Days)   Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.746%   Tape Value: 56.750%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV Ratio Percent is 56.746%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.746%   Tape Value: 56.750%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original Standard LTV (OLTV) is 56.746%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100000000000000000000000   Tape Value: 443322332444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX. xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows insufficient dwelling coverage on the flood policy, as the dwelling coverage of xxK does not cover the loan amount. Further details not provided. Subject loan originated on xx/xx/2022."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID closing disclosure date and funding date validation test."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.69% as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by LP Locator xx, and its recommendation is Approve/Eligible with a DTI of 44.69%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YRA4I31EEXD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	300	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	97.752%	97.752%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The first and second installments county taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
As per servicing comment dated xx/xx/2024, the borrower has filed a claim for structural damage due to water. The date of loss is xx/xx/2024. As per comment dated xx/xx/2024, the loss draft check was received in the amount of xx. No further information regarding damaged /repairs found in comments. Subsequent comments do not show any damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 12.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 45 Tape Value: 46 |---| -1 |----| -2.17391% Comment: Age of loan is 45. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.752%   Tape Value: 97.750%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original CLTV ratio percent is 97.752%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.752%   Tape Value: 97.750%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original standard LTV (OLTV) is 97.752%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000100000 Tape Value: 111111111111 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the defect as a salability issue, as the subject loan was approved as a custom loan and there is not enough volume to sell. Further details not provided. Subject loan originated on xx/xx/2022." * Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.38%, since the borrower income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU (xx), and its recommendation is "xx" with a DTI of 44.38%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$22,827.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LU7ZO24JM1U	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	88.870%	88.870%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/2026, the subject mortgage property was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan approved as a streamline refinance loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: As per loan documents. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.870%   Tape Value: 94.570%   Variance: -5.700%   Variance %: -5.70000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 88.870%   Tape Value: 94.570%   Variance: -5.700%   Variance %: -5.70000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 112000000000   Variance:    Variance %:    Comment: As per loan documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per loan documents. xx: xx:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the seasoning requirement. Further details not provided. Subject loan originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JCIUQ7X2IHX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	89.146%	89.146%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.361%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with book/page #xx in the amount of xx with xx.
There is a UCC lien against the xx in favor of xx, which was recorded on xx/xx/2022.
The annual county taxes for 2026 have been paid in the amount of xx on xx/xx/2025.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR has 2.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 41.361% Tape Value: 42.460% |---| -1.099% |----| -1.09900% Comment: Borrower DTI ratio Percent is 41.361%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1824 (Days)   Variance %:    Comment: Interest Paid Through date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 89.146%   Tape Value: 89.150%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV ratio Percent is 89.146%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 89.146%   Tape Value: 82.000%   Variance: 7.146%   Variance %: 7.14600%   Comment: Original Standard LTV (OLTV) is 89.146%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 111111111111 Variance: Variance %: Comment: Payment History string is 0000000000000 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows document issues, as the file is missing the final CD. File shows the final CD signed by the BWR is available."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.36%. Tape shows document issues, as the file is missing the lease for departure REO and verified assets of xxK. The file shows rental income from the departure REO is not supported as the lease agreement is missing. Bank statement in the file shows xxK does not satisfy the cash-to-close requirement of xxK. The revised DTI is 42.46%. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 2.16 years on the job as a xx with xx, FICO 793, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2021, and the 1-year SOL has expired."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 5.596%, which exceeds the APR threshold of 5.210% by +0.386%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx).  Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 5.596%, which exceeds the APR threshold of 4.210% by +1.386%."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KT6486AMSKC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	65.789%	65.789%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.238%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xx with xx, BWR had multiple jobs in 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -365 (Days) Variance %: Comment: Interest Paid Date is xx/xx/2025 Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Assets do not meet guidelines (Lvl 3) "Tape shows the subject loan lost AUS approval due to the use of cryptocurrency towards cash-to-close requirements. Bank statements in file show xxK, which includes bitcoin-converted deposits of xxK and the cash-to-close requirement of xxK. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved at 48.23%. Tape shows student loan debt miscalculation, as the lender did not include 1% of the remaining loan balance in the debt miscalculation. The revised DTI is 55.84%. Lender defect. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3 months on the job as a xx with xx, FICO 777, 0X30 since inception, xxK equity in the subject, and xx residual income.

xx/xx/2026: Downgraded to LVL 2 as per PH."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6KMA1RRLS9E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	5.264%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 5.264% Tape Value: 5.260% |---| 0.004% |----| 0.00400% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -6 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Higher Price Mortgage Loan (Lvl 4) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 7.816% exceeding the APR threshold of 7.790% over +0.026%. The subject loan is not escrowed.

The subject loan originated on xx/xx/2026, and the 1-year affirmative defense period is active."	* Compliance Testing (Lvl 3) "Tape and the Infinity CE report show the subject loan is an HPML. The subject loan is not escrowed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TTZFYRU3ANR	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Oregon	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	55.000%	55.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx ISAOA/ATIMA.
No active judgments or liens have been found.
The annual county tax for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the occupancy of the subject property.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. xx: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.87   Tape Value: 1.85   Variance: 0.02   Variance %: 1.08108%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 1   Tape Value: 6   Variance: -5   Variance %: -83.33333%   Comment: Number of Units is 1. Tape shows 6.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 1 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025. Tape shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Manufactured Housing Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Tape and file show the subject property is a 6-unit property comprised of 2 buildings with 3 units in each. XXXX shows estimated value of xx3M. UPB xxK."
* Required Documentation Missing (Lvl 4) "Subject loan is NOO and approved using DSCR. Tape and file show BWR ownership of the loan does not meet the investor guideline requirement of 51%. The subject loan was approved with an exception, as the BWRs are husband and wife. Reaching out to the seller for operating agreement."	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO and approved using DSCR. Tape and file show BWR ownership of the loan does not meet the investor guideline requirement of 51%. The subject loan was approved with an exception, as the BWRs are husband and wife. Further details not provided.

																																																																																							BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KGGO43CO5QI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	33.888%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of other taxes for 2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.41 years on the job as a xx with xx.
BWR2 has 33.75 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 15.776%   Tape Value: 27.655%   Variance: -11.879%   Variance %: -11.87900%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -1 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx: xx:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the ARM first rate change date was disclosed incorrectly as xx/xx/2033. Further details are not provided. Subject originated xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7TPDCTIZUND	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.000%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025. The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
 According to the seller tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
 No post-close bankruptcy record has been found.
 BWR1 has 2.41 years on the job as an xx with xx.
BWR2 has 2.75 years on the job as an xx with xx. xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.732% Tape Value: 51.048% |---| -1.316% |----| -1.31600% Comment: Tape shows 51.048% and Audit value 49.732%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xxand Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.766%   Tape Value: 37.739%   Variance: -0.973%   Variance %: -0.97300%   Comment: Tape shows 37.739% and Audit value 36.766%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -1 (Days) Variance %: Comment: Tape shows xx/xx/2026 and Audit value xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan fails the qualified mortgage lending policy points and fees test due to fees charged xx, which exceeds the fees threshold of xx. Over by +xx. The below fees were included in the test: Loan origination fee paid by borrower: xx Points - Loan Discount Fee paid by Borrower: xx."
* GSE Points and Fees Test Violations (Lvl 3) "The loan fails the GSE (xx) QM points and fees test due to fees charged xx, exceeding the fees threshold of xx by xx. The below fees were included in the test: Loan origination fee paid by borrower: xx Points - Loan Discount Fee paid by Borrower: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.73%. The Lender used the hourly rate for qualifying that was not supported for the BWR. Revised DTI 53.86%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xx as a xx for 2.5 years, BWR 2 is employed with xx as a xx for 2.10 years, FICO 683, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R374SRUTJL4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	78.010%	78.010%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	44.024%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026.The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a xx with xx.
BWR2 has 24.58 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the note document borrower #1 middle name updated. xx: xx:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.597%   Tape Value: 43.595%   Variance: -2.998%   Variance %: -2.99800%   Comment: As per the document housing ratio per U/W 40.597% but tape shows 43.595%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -1 (Days) Variance %: Comment: As per the document original note doc date xx/xx/2026 but tape shows xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape and review of the appraisal report show the subject property is an SFR with 2 ADUs, which are not allowed as per Fannie Mae. Further details not provided. XXXX search shows an estimated value of xxM. Current UPB is xxM."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
912AZY8TFQI	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	102.150%	102.150%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2025.
The 1st installment of Utilities/MUD charges for 2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 2nd installment of Utilities/MUD charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable . Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.150%   Tape Value: 100.000%   Variance: 2.150%   Variance %: 2.15000%   Comment: Original cltv ratio percent is 102.150%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -2 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 102.150% Tape Value: 100.000% Variance: 2.150% Variance %: 2.15000% Comment: Original Standard LTV 102.150%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show LE was not sent to the BWR, and LO sent an initial package incorrectly. Infinity compliance report shows the delivery and timing test for the initial LE was not tested, as the initial LE is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "The loan fails the loan origination fee test due to fees charged of xx exceeding the fees threshold of xx by xx. The below fees were included in the test:
HOA New Account Set Up Fee paid by Borrower: xx
HOA Transfer Fee paid by Borrower: xx
Loan Origination Fee paid by Borrower: xx
Real Estate Commission paid by Borrower: xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The TRID tolerance test is incomplete due to the initial LE is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Missing Initial LE (Lvl 3)     "The initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan and full amount for MI charged at closing."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EZI3V9YBO5E	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xx xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 2.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than a 10% tolerance test. LE dated xx/xx/2026 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2026 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show a loan amount mismatch between the final note xx and DU findings xx, resulting in no valid approved/eligible finding, making the loan ineligible for agency delivery. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KW218Y4ANKB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2026	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	Not Applicable	27.125%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active liens or judgments have been found against the borrower or subject property.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 19.25 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -2 (Days) Variance %: Comment: The tape shows the original note doc date. Data provided is xx/xx/2026; the audit value is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable		* Occupancy concerns - (Lvl 3) "The subject was approved as a second home. Tape shows the property is NOO due to misrepresentation. Further details not provided. Elevated for client review."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GTS7PKFDXXE	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	37.572%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
  No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.2500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 20.41 years on the job as a xx at xx.
BWR2 has 1.66 years on the job as a xx at xx, BWR2 had been SE for 17.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value N.A Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.57%. The tape shows the BWR2 was not employed at the time of closing. The revised DTI is 64.33%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 20.41 years on the job as a xx at xx. BWR2 has 1.66 years on the job as a xx at xx. FICO 776, 0X30 since inception, xxK equity in the subject, and xx residual income."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BPJDFU72WGM	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	19.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.62500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per tape data, occupancy is stated as second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 years on the job as a xx at xx.
BWR2 has 4.16 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: xx Tape Value: xx |---| $-5000.00 |----| -1.35135% Comment: Current Value is xx. Tape shows xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: 5.186% Variance: -5.186% Variance %: -5.18600% Comment: Housing Ratio per U/W (Initial Rate) is 0.000%. Tape shows 5.186%. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the private road was noted on the appraisal. No private road agreement was provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xx) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Loan Origination Fee paid by Borrower: xx
																																																																																							Points - Loan Discount Fee paid by Borrower: xx."			Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XD5BGSOM8PH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.36%. Tape shows the lender miscalculated RE taxes. Revised DTI is 55.00%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4.16 years on the job as a xx with xx. FICO 736, xxK equity in the subject, and xx residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PXME2B0KSUD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	34.200%	34.200%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.160%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB as reflected in the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives SSI and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 |---| -5 (Days) |----| Comment: Original note doc date is xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the loan does not meet the 3-day RTC, as the loan closed on xx/xx/2026 and was funded on xx/xx/2026. Further details not provided. SOL of 3 years is active."
																																																																																							* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BSBQWJEQ8L4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	81.595%	81.595%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.723%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
There is an active prior federal lien against the xx in favor of the xx in the amount of xx, which was recorded on xx/xx/2018.
The annual combined taxes for 2023/2024/2025 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xx at xx. Previously BWR had 2.5 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the homebuyer's education course was not completed prior to note date, which does not meet investor guidelines. Further details not provided. Subject loan originated on xx/xx/2025."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
C7M04GWG7EZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Refinance	98.771%	98.771%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There are two prior civil judgments against "xx" in favor of the xx, which were recorded on xx/xx/2021 & xx/xx/2021 in the total amount of xx. The SSN provided on the document is inconsistent with subject borrower's SSN.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Employment details are not available. The subject loan was approved as a streamline refinance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: BWR last name xx Source: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.771%   Tape Value: 97.072%   Variance: 1.699%   Variance %: 1.69900%   Comment: Tape shows Original Standard CLTV is 97.072% but audit value is given as 98.771%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.771%   Tape Value: 97.072%   Variance: 1.699%   Variance %: 1.69900%   Comment: Tape shows Original Standard LTV is 97.072% but audit value is given as 98.771%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: purpose of refinance per hud change in rate/term Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does meet the seasoning period requirements for a streamline refinance. Also, the tape shows the total UFMIP was xx, but the refund of xx was given on the final CD. The actual UFMIP xx will be applied to the UPB. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EMLMY6AUV4H	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024, 2025, and 2026 were paid in the total amount of xx on xx/xx/2023, xx/xx/2024, and xx/xx/2025.
The annual installment of Utilities/MUD charges for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The seller's tape show, the subject property is vacant.

Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows XXXX but audit value shows xx. xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value XXXX.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xxbut audit value xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -28 (Days)   Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type Loan Value: DSCR Tape Value: Full Documentation Variance: Variance %: Comment: Loan Documentation Type is DRCR Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2026."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan deemed ineligible as it was not saleable to non-QM investors due to leasehold property, which requires ongoing ground rent payments. Borrower is a non-permanent resident alien with only ITIN and state ID available in file. Although DSCR (xx), assets, and credit profile are acceptable, investor eligibility is not met, making the loan unsaleable. Further details not provided."
																																																																																							* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "UT shows a severe defect, as the subject property is a leasehold. The subject leasehold agreement is in the file (xx), and the leasehold term expires xx/xx/2058, and the mortgage matures on xx/xx/2056."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S3CZVSYW3AI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.457%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.66 years on the job as a xx at xx.
BWR2 has 8.91 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape shows age of loan as 5, but audit value shows 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Tape data shows interest paid through date as xx/xx/2026, but audit value shows NA. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.45%. Tape shows lender qualified the BWR with a departure lease agreement that fell through. Further details not provided. Revised DTI 68.25%. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 3.66 years on the job as a xx at xx. BWR2 has 8.91 years on the job as a xx at xx. FICO 732, 0X30 since inception, xxK reserves and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VSMNJ4YII79	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	84.949%	84.949%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.381%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	5.625%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR was qualified using an offer letter as a xx at xx, BWR had 6.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.625% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance in the amount of xx and the interest-bearing amount is xx. There is no principal forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2065   Tape Value: xx/xx/2052   Variance: 4626 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 470 Tape Value: 318 Variance: 152 Variance %: 47.79874% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the property is NOO due to misrepresentation, as the subject property was rented after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 31.38%. Tape shows the property is NOO due to misrepresentation, as the subject property was rented after closing, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR was qualified using an offer letter as a xx at xx, FICO 802, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/2022 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BB63F49QSAP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of utilities/MUD charges for 2025 and 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.25 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0 Tape Value: 000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Tape and file show borrower signed the "xx" section on the ROR disclosure. Further details not provided. Subject originated on xx/xx/2026."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
Open Sewer/Water paid by Borrower: xx
Title CPL Fee paid by Borrower: xx
Title Tax Certification Fee paid by Borrower: xx
Title Transaction Management Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025.
The subject loan is a refinance case, originated on xx/xx/2026, and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2026 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active.

																																																																																							TRID violation due to decrease in lender credit on CD dated xx/xx/2026. Initial LE dated xx/xx/2025 reflects lender credit at xx. Final CD dated xx/xx/2026 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7ZNPT0Y0CT8	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	Connecticut	xx	xx	No	Yes	Not Applicable	First	$2,831.02	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.904%	75.904%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.713%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of combined taxes for 2024 is delinquent in the amount of xx, which is good through xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 13.68 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Interest paid through date audit value not applicable. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-5000.00   Variance %: -1.19047%   Comment: Original appraisal audit value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.904%   Tape Value: 75.000%   Variance: 0.904%   Variance %: 0.90400%   Comment: Original CLTV audit value is 73.256%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 75.904%   Tape Value: 75.000%   Variance: 0.904%   Variance %: 0.90400%   Comment: Original LTV audit value is 73.256%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000 Tape Value: 111100000000 Variance: Variance %: Comment: As per document. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.71%. Tape shows lender did not obtain YTD P&L for BWR SE business. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 13.68 years at xx, FICO 717, 0X30 since inception, and xxK equity in the subject."		* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TKB3RKCZIEA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior medical lien against the xx in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 6 months on the job as an xx with xx. BWR1 has had multiple jobs in the past 2 years.
BWR2 has 2 months on the job as an xx with xx. BWR2 had multiple jobs in the past 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: 98.188% Tape Value: 96.500% |---| 1.688% |----| 1.68800% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -3 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2051 Variance: 1826 (Days) Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed as a 30-year term loan, and the loan was approved as a 25-year term loan. Further details not provided. The subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BB38CLBR7RZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	45.970%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB, as reflected in the payment history, is xx. The buydown document is located at "xx"	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.41 years on the job as a xx at xx.
BWR2 has 3.41 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx but audit value shows NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -4 (Days) Variance %: Comment: Tape shows xx/xx/2026 but audit value shows xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 45.97%. The Lender used bonus income that was not supported. BWR also had a freeze on their employment verification so lender used paystubs. Revised DTI 51.89%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xx as a xx for 2.6 years, BWR 2 is employed with xx as a xx for 2.6 years, FICO 778, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9JXQTW27SAA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	35.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There are 2 IRS liens in favor of the xx. The first IRS lien is in the amount of xx, which was recorded on xx/xx/2019, and the second IRS lien is in the amount of xx, which was recorded on xx/xx/2019. The SSN# mentioned on the document does not match the borrower's SSN#.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.
The loan originated on xx/xx/2026 with the first payment date of xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.41 years on the job as an xx with xx. BWR2 has 12.58 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.566%   Tape Value: 20.911%   Variance: 14.655%   Variance %: 14.65500%   Comment: As per calculations BWR DTI is 35.566%.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: as per document.   xx: xx:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and Infinity compliance report show the loan failed the TRID delivery and timing test for the initial CD as the closing documents were signed on xx/xx/2026 before satisfying the 3-day waiting period from the delivery date of xx/xx/2026 of the initial CD."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test the revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.

This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects a points-loan discount fee of xx. The FCD dated xx/xx/2026 reflects a points-loan discount fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is available from the loan documents "xx". The subject loan is a purchase, originated on xx/xx/2026, and the SOL is 1 year."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z7JH0ZJN6TN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.368%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with bk/pg #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the loan is currently performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security, VA benefits, and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: As per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: 8.57142% Comment: As per document. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the Veterans Affairs loan origination fee test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test.
The subject loan is a purchase case originated on xx/xx/2026, and the 1-year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2026, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows the loan is not insurable by the VA due to insufficient entitlement. The borrower has xx in VA entitlement, and VA cannot guarantee loans under xx with only basic entitlement available. Further details not provided."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
650XBZZU38S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	12.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	82.073%	82.073%	Full Documentation	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	xx	44.006%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx, Book/Page #xx , in the amount of xx with xx.
There is an active mortgage against the subject property in the favor of xx for xx, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with the instrument # xx.
There is an active prior judgment against the borrower in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 12.375%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the current status of the occupancy is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 11.91 years on the job as a xx with xx.
BWR2 has 7.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 44.006%   Tape Value: 52.230%   Variance: -8.224%   Variance %: -8.22400%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -28 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-8.20   Variance %: -0.00099%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 82.073%   Tape Value: 76.488%   Variance: 5.585%   Variance %: 5.58500%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 82.073% Tape Value: 36.585% Variance: 45.488% Variance %: 45.48800% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.00%. The Lender excluded the 1st mortgage payment and the 2nd home mortgage payment from the DTI. Revised DTI 72.66%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. The BWR is employed with xx as a xx for 12 years, BWR 2 is employed with xx as a xx for 7.2 years, FICO 666, xx residual income and xxK equity in the subject property."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 12.825% exceeds the APR threshold of 9.690% by +3.135%. The loan fails the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx by +xx. The below fees were included in the test: Lender fee paid by borrower: xx. Points - Loan Discount Fee paid by Borrower: xx. The loan failed the qualified mortgage APR threshold test due to the APR calculated at 12.825% exceeds the APR threshold of 9.690% by +3.135%."
* GSE Points and Fees Test Violations (Lvl 3) "The loan fails the GSE (xx) QM points and fees test due to fees charged of xx exceeds the fees threshold of xx by +xx. The below fees were included in the test: Lender fee paid by borrower: xx. Points - loan discount fee paid by borrower: xx. The loan fails the GSE (xx) QM APR test due to the APR calculated at 12.825% exceeds the APR threshold of 9.690% by +3.135%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 12.862% exceeds the APR threshold of 9.690% by +3.172%. The subject loan is second lien and the first lien is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TQSB2SU51NK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Refinance	74.582%	74.582%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.75000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Employment details are not available. The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0 Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicbale   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is Streamline Refinance.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-11195.09   Variance %: -1.71916%   Comment: Original appraisal value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.582%   Tape Value: 73.300%   Variance: 1.282%   Variance %: 1.28200%   Comment: Original CLTV Ratio percent is 74.582%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.582%   Tape Value: 73.300%   Variance: 1.282%   Variance %: 1.28200%   Comment: Orignal Standard LTV is 74.582%   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance is Limited Cash Put Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable since it closed with a canceled FHA case number. Further details not provided."
																																																																																							* Missing credit report (Lvl 3) "Credit Report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ATOHTFTEBQ9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	10.000%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	88.980%	88.980%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.629%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is prior mortgage against the subject property was originated on xx/xx/2022 and recorded on xx/xx/2022 in the amount of xx with xx.
The first, second, third, and fourth installments of county taxes for 2026 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 10.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the property is owner-occupied.

BWR1 has 2.41 years on the job as a xx at xx.
  BWR2 has 2.58 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of the loan is 1. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR lat name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00155%   Comment: Appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 88.980%   Tape Value: 84.685%   Variance: 4.295%   Variance %: 4.29500%   Comment: CLTV is 114.846%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 88.980% Tape Value: 25.869% Variance: 63.111% Variance %: 63.11100% Comment: LTV is 88.980%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the subject originated as a second lien and is an HPML and closed with an AVM from ClearCapital with a property value of xxK. The lender did not obtain a full appraisal as required by guidelines on an HPML loan. XXXX shows an estimated value of xxK."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR Test due to APR calculated 10.463% exceeds APR threshold of 9.720% over by +0.743%

Loan failed Qualified Mortgage APR threshold test due to APR calculated 10.463% exceeds APR threshold of 9.720% over by +0.743%."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.10.505% exceeding the APR threshold of 9.720% by +0.785%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.463% exceeds APR threshold of 9.720% over by +0.743%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B710H0H28AT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There are three prior state tax liens against the xx in favor of the xx, which were recorded on different dates in the total amount of xx.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: As per the document age is loan is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the document current value is xx but tape shows as xx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type DSCR   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: As per the document subject Property type Single family but tape shows as 2 Family. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Subject loan is NOO and located in xx, IL. Tape shows the subject loan has state compliance violation, as the application was not entered in the IL state predatory lending data base within 10 days. The LO used the original SB1167 certificate instead of entering the re-application into the database to get a new certificate. Further details not provided. Elevated for client review. The subject loan originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments (xx) are xx, and the debt service cover ratio (xx) is 0.87."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6LHO7VB99SO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The 1st & 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the tape, the subject property is an investment. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of Loan is 1 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -28 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is DSCR   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 50.00000%   Comment: Original Appraisal Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.000%   Tape Value: 97.500%   Variance: -32.500%   Variance %: -32.50000%   Comment: Original CLTV Ratio Percent is 65.000%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 65.000%   Tape Value: 97.500%   Variance: -32.500%   Variance %: -32.50000%   Comment: Original Standard LTV is 65.000%   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Prepayment Penalty Indicator is Yes Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan file. The seller confirmed that the property is vacant, and no lease agreement is available."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows unsupported value. The tape and the appraisal report show the subject and ADU have been renovated since the last transaction of xxK on xx/xx/2025, and the subject loan closed with an appraised value of xxK. Subject appears over-valued. Elevated for client review. Current UPB xxK."	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments (xx) are xx, and the debt service cover ratio (xx) is 0.61."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2EGUEYVZZPK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	44.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx. No active judgments or liens have been found. The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 1.33 years on the job as a xx at xx, BWR was a full-time student at the xx for 8 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -90 (Days)   Variance %:    Comment: interst paid through date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is pmi active is not applicable.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. xx: xx:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed loan origination fee test due to fees charged, xx, exceeding the fees threshold of xx, over by +xx. The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Settlement or Closing Fee paid by Borrower: xx Closing Protection Letter paid by Borrower: xx Electronic Document Fee paid by Borrower: xx Title Services paid by Borrower: xx Title Sales Tax paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan is unsaleable due to the e-note conversion to paper. Further details not provided. The subject loan originated on xx/xx/2025."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1A5QSWQUHKF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.719%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is an active prior hospital lien against the xx in favor of xx in the amount of xx, which was recorded on xx/xx/2023.
The 1st and 2nd installments of county taxes for 2025-2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives disability and asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan 0 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value N.A   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: IS PMI active N/A Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows excessive IPC (xx). Final CD reflects seller credit of xxK. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PHIN80KB3P9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	47.534%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.41 years on the job as a xx.
BWR2 has 33.75 years on the job as a xx with xx.
BWR3 has 4.58 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan 0 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.34482%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: 4 (Days) Variance %: Comment: Oriignal Note Doc Date is xx/xx/2026 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.53%. The Lender miscalculated income. Revised DTI 54.09%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. The BWR is employed with 149 xx as a Cashier for 3.6 years, BWR 2 is employed with xx as a xx for 33.8 years, BWR 3 is employed with xx as a xx for 4.8 years, FICO 758, xx residual income, xxK reserves and xxK equity in the subject property."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test (12 CFR §1026.19(xx)(xx)(xx)(xx)). A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2026."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2026 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. The COC for an increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2026, and the SOL is 1 year."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "The tape shows the subject loan does not qualify for a full condo review since the subject condo project is not approved. Further details not provided. The appraisal report is as is, and the condo questionnaire does not have a special assessment planned for damage or repairs. XXXX shows an estimated value of xxK. Current UPB xxK."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HEH1J1Y9DWG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	300	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.188%	103.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.288%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of xx for xx, in the amount of xx, which originated on xx/xx/2025 and was recorded on xx/xx/2026 with the instrument # xx
The 1st and 2nd installments of county taxes for 2025/2026 were due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 1.41 years on the job as a xx at xx, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: As per document. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 60.73995%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.188%   Tape Value: 101.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.188% Tape Value: 96.500% Variance: 1.688% Variance %: 1.68800% Comment: As per document. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the TRID disclosure delivery date validation test due to the closing disclosure delivery date is on the same date as the loan estimate delivery date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and Recording fee at xx. CD dated xx/xx/2025 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the requirements of an identity of interest transaction, as the BWR is the seller's son and the seller did not occupy the home for at least 6 months before the purchase contract. The last transfer of the property was xx/xx/2025 through a quitclaim deed, and the purchase for the subject transaction for a sales price of xxK was signed on xx/xx/2025. The subject loan originated on xx/xx/2025."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xx."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.299% exceeds APR threshold of 7.440% over by +0.859%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.961% exceeds APR threshold of 7.440% over by +0.521%.

																																																																																								Loan failed FHA QM Safe Harbor threshold test due to APR calculated 8.299% exceeds APR threshold of 7.636% over by +0.663%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NKUVDIH7Z4D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 3rd and 4th installments of borough taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2025.
The 1st installment of borough taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of borough taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.33 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.043%   Tape Value: 52.570%   Variance: -4.527%   Variance %: -4.52700%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Lifetime Upward Rate Change Cap   Loan Value: 5.000%   Tape Value: 10.875%   Variance: -5.875%   Variance %: -5.87500%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: 2.43902% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Closing Protection Letter paid by borrower: xx Platform fee paid by borrower: xx Real Estate Commission paid by borrower: xx Real Estate Commission paid by seller: xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.04%. Tape shows SE income from corporation business used for qualification is ineligible, as BWR does not have 100% ownership of the business. Revised DTI is 52.57%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 4.33 years at xx, FICO 767, 0X30 since inception, xxK equity in the subject, and xx residual income.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HS6FUXE49PU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.080%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is one prior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The first installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR receives social security and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows that the subject VA loan is not insured."	* Compliance Testing (Lvl 3) "The loan fails the loan origination points and fees test due to fees charged xx exceeding the fees threshold of xx by +xx. The below fees were included in the test: Loan origination fee paid by borrower: xx Title: CPL paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape and file show the subject loan does not meet net tangible benefit, as the existing mortgage getting refinanced had a lower rate of 5.75% than the subject loan's closing rate of 6.75%. The final CD reflects BWR received cash in the amount of xxK. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H584E7BY2BQ	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Georgia	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,513.65	xx	7.375%	360	xx/xx/2026	xx/xx/2026	Commercial	Fixed	Cash Out	75.741%	75.741%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a UCC initial filing against the subject property in favor of xx, which was recorded on xx/xx/2026.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 7.3750%. Unable to determine the current UPB. As per the seller's response, the first payment was made on xx/xx/2026.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the current UPB.
As per tape data, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value xx. xx: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.08   Tape Value: 1.03   Variance: 0.05   Variance %: 4.85436%   Comment: Debt Service Coverage Ratio (DSCR) is 0.92.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Tape shows Change in Rate/Term and Audit value Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan documents. Subject is NOO refinance originated on xx/xx/2026."
* Property is Commercial Prop (Lvl 4) "Subject NOO was approved using short term rental program. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property was vacant at closing, and DSCR qualification relied on form 1007 market rent without an executed long-term lease. File reflects only short-term 1-month corporate rental occupancy after closing. Further details not provided. Subject originated on xx/xx/2026.

																																																																																							BWR is an LLC. Note and mortgage were signed as a member of the LLC, not as an individual. Loan does have a personal guarantee."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7KOTZDYWZYK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	36.932%	36.932%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.844%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7 months on the job as a xx at xx. BWR1 has prior employment experience as a xx with xx between 03-24-2014 and 6-10-2024, for 10.16 years.
BWR2 has 6.25 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows the loan failed the disclosure timing test for the revised LE not disclosed within 3 business days from the rate lock date of xx/xx/2025. Infinity compliance report does not fail delivery and timing test for the revised LE."
* ComplianceEase TILA Test Failed (Lvl 3)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.

																																																																																							The subject loan is a purchase, originated on xx/xx/2025, and the SOL is 1 year."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects a cash-out amount of xx."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GORM6CUQBYB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.260%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgements or liens have been found.
The annual combined taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 4.56 years on the job as a xx with xx.com, Inc.
  BWR2 has 1.16 years on the job as an xx with xx, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
																																																																																				Field: MI Company Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is xx. xx: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows IPC (xx) exceeded the limit by xx, or 0.105%. Final CD shows the seller credit of xx does not exceed the 3% limit of xx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6G9H619Y45X	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	49.788%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 of parcels # xx has been paid in the total amount of xx on xx/xx/2025.
Tax bills have not been generated for current parcel #xx the property was developed in 2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 6.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.788% Tape Value: 53.937% |---| -4.149% |----| -4.14900% Comment: Borrower DTI ratio percent is 49.788%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable . Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.78%. Tape shows income miscalculation, as income was qualified using bi-weekly instead of semi-monthly. Revised DTI is 53.94%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 6.83 years on the job as a xx with xx, FICO 792, 0X30 since inception, xxK equity in the subject, xxK reserves and xx residual income.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49F026Z8HPD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	84.000%	84.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.692%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.25 years on the job as a xx with xx. Additionally, BWR has been SE for 11.58 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.692% Tape Value: 99.742% |---| -50.050% |----| -50.05000% Comment: The tape shows the Borrower DTI Ratio Percent Data provided is 99.742%. The audit value is 49.692%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA, Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.69%. Tape shows SE income using a 2-year transcript increases the DTI to 99.74%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 3.25 years on the job as a xx with xx. Additionally, BWR has been SE for 11.58 years at xx. FICO 743, 0X30 since inception, and xxK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is subject to the completion of new construction. 1004D available in the loan file shows the home is 100% completed, but landscaping for the rear yard seeding is incomplete. The estimate to complete landscaping is xx. The final 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the TRID rate lock disclosure delivery date test.

Subject loan is a purchase, originated on xx/xx/2026 and the SOL is 1 year."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement is missing from the loan document."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7DOUIUB46IS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	No	Not Applicable	No	xx	Not Applicable	38.991%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2025. The current P&I is xx with an interest rate of 4.8750%. The current UPB reflected as per the payment history is xx.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.83 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Borrower DTI Ratio Percent Loan Value: 38.991% Tape Value: 38.990% |---| 0.001% |----| 0.00100% Comment: As per the document, the borrower DTI ratio percent type is 38.991%, but the tape shows 38.990%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Appliable Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows IPC (xx) exceeded the limit by xx, or 0.368%. Final CD shows the seller credit of xx does not exceed the 3% limit of xx. Further details not provided."
																																																																																							* Missing flood cert (Lvl 3) "Flood certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EXI0UDZQ72W	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.883%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026, respectively.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 7.33 years on this job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.883% Tape Value: 37.880% |---| 0.003% |----| 0.00300% Comment: Borrower DTI Ratio Percent is 37.883%. tape shows 37.880%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows IPC (xx) exceeded the limit by xx or 0.138%. Final CD shows the seller credit of xx exceeds the 3% limit of xx by xx. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KO660JYLQKA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.198%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 4.83 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 40.198% Tape Value: 40.200% |---| -0.002% |----| -0.00200% Comment: Borrower DTI ratio percent is 40.198%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report is subject to completion of construction of the subject property. 1004D available in file shows construction is completed, but seasonal concrete work of the drive, steps, and porch is not. The estimated cost of work is xx. Final 1004D verifying the completion of remaining work is missing from the file. Final CD does not reflect any escrow holdback."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows IPC (xx) exceeded the limit by xx, or 0.815%. Final CD shows the seller credit of xx exceeds the 3% limit of xx by xx. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
S2GDQ0FZO79	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.104%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2021 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR was qualified using an offer letter as a xx at xx, BWR had 4.41 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.104% Tape Value: 44.100% |---| 0.004% |----| 0.00400% Comment: Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current audit value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.10%. Tape shows qualifying income was approved using hourly future pay and student loan debt was miscalculated. Revised DTI is 64.75%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR was qualified using an offer letter as a xx at xx, FICO 780, 0X30 since inception, xxK equity in the subject, and xx residual income."				Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UVG9VPAMAUV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	North Carolina	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.980%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 10 months on the job as an xx with xx, BWR had 2.41 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.980% Tape Value: 50.000% |---| -0.020% |----| -0.02000% Comment: Borrower DTI ratio percent is 49.980%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.322%   Tape Value: 42.000%   Variance: 0.322%   Variance %: 0.32200%   Comment: Housing Ratio Per U/W 42.322%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.11764%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 351 Tape Value: 352 Variance: -1 Variance %: -0.28409% Comment: Stated Remaining term is 351. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 49.98%. Tape shows the borrower did not meet the required minimum 12-month history of variable income. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 10 months on the job as an xx with xx. FICO 734, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ERPQSTOHJIP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.834%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
For parcel # xx,
The annual county taxes for 2025 have been exempted on xx/xx/2026.
For parcel # xx,
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE-owning multiple businesses for 24.16 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Is PMI active is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is a log cabin on a lake in xx. Subject was first listed xx/xx/2025 for xxM. The price continued to be decline and sold to the BWR on xx/xx/2026 in the amount of xx5M. Last sale was xx/xx/2025 for xxM. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject property is being used as a log cabin with a private deck on a lake."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7CD2GI3ZGRQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	92.833%	92.833%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	43.474%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is a junior subordinate mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is a prior and a junior criminal judgment against the borrower xx in the favor of the xx, which were recorded on xx/xx/2026 and xx/xx/2026. The SSN# and the property address are not available on the supporting documents.
There is a prior and a junior credit card judgment against the borrower in the favor of xx, which were recorded on xx/xx/2026 and xx/xx/2026 in the total amount of xx. The SSN# is not available on the supporting documents.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
According to the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 5.50 years at xx.
BWR2 has been SE for 5.16 years at xx, Barcelo owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Tape shows age of loan as 1, but audit value shows 0. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower #2 last name as xx, but audit value shows xx Source: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 43.474%   Tape Value: 44.798%   Variance: -1.324%   Variance %: -1.32400%   Comment: Tape shows borrower DTI ratio percent as 44.798%, but audit value shows 43.474%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.182%   Tape Value: 36.507%   Variance: -1.325%   Variance %: -1.32500%   Comment: Tape shows housing ratio per U/W as 36.507%, but audit value shows 35.182%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 92.833% Tape Value: 97.475% Variance: -4.642% Variance %: -4.64200% Comment: Tape shows original CLTV ratio percent as 97.475%, but audit value shows 92.833%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects the survey fee at xx. The CD dated xx/xx/2026 reflects the survey fee at xx. This is an increase in fees of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the BWR has been a resident for 3 years, and there are no prior employment authorization card available. The file shows both the BWRs are permanent resident alien, and an active permanent resident alien card for the BWRs is available."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.79%. Tape shows SE income miscalculation, as the income averaged over two years does not support qualifying income. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has been SE for 5.50 years at xx. BWR2 has been SE for 5.16 years at her own business, FICO 724, and xxK equity in the subject. Review shows ATR confirmed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NLGHVB2YQZO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is the illness of the borrower.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx at xx. Additionally, BWR has been SE for 1.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Tape shows the Age of loan 10, but the audit value shows 8. Tape Source: Initial Tape Type:	3: Curable	* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.62%. Tape shows BWR was not working at closing. Lender email verified active employment. The Work Number obtained post closing shows BWR was not working 5 days prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2 months on the job as a xx at xx, FICO 750, 3X30 since inception, and xxK equity in the subject."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is purchase case. Final CD dated xx/xx/2025 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2FFL00POOIK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Alternative	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	43.172%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the reason for default is payment dispute.
The loan has not been modified since origination.
As per the comment dated xx/xx/2025, the subject property was damaged due to flood, and the DOL is xx/xx/2025. The borrower received a claim check in the amount of xx on xx/xx/2025. No comments have been found regarding the estimated cost to repair the damages or the completion of the repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 5.91 years. Additionally, BWR has 1.81 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.172% Tape Value: 38.000% |---| 5.172% |----| 5.17200% Comment: As per the document borrower DTI Ratio percent 43.172% but tape shows 38.000%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00023%   Comment: As per the document current value is xx but tape shows as xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2025   Variance: -365 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per the document loan documentation type no document but tape shows full documentation.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00023%   Comment: As per the document original appraised value xx, but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 95.000%   Tape Value: 97.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: As per the document original CLTV ratio percent 95.000% but tape shows 97.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 95.000%   Tape Value: 97.000%   Variance: -2.000%   Variance %: -2.00000%   Comment: As per the document original Standard LTV 95.000% but tape shows 97.000%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
																																																																																				Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the document, the property address is updated. xx: xx:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The tape shows SE miscalculation and/or funds to close issues. File shows tax returns were prepared by the same unlicensed tax preparer. The tax preparer is actually a licensed real estate agent. Tax transcripts were not in file to confirm accuracy. Reaching out to the seller for transcripts."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
III5FQMM97Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is an active HOA lien against the xx in favor of The xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.000%. The current UPB, as reflected in the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR has been SE for 11.83 years at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 29.228% Tape Value: 39.000% |---| -9.772% |----| -9.77200% Comment: Tape shows the borrower DTI ratio percent is 39.000%, and the audit value shows 29.228%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.00000%   Comment: Tape shows the current value is xx, and the audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.00000%   Comment: Tape shows the original appraised value is xx, and the audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 85.000%   Tape Value: 95.000%   Variance: -10.000%   Variance %: -10.00000%   Comment: Tape shows the original CLTV is 95.000%, and the audit value shows 85.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: 10 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2024, and the audit value shows xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 95.000%   Variance: -10.000%   Variance %: -10.00000%   Comment: Tape shows the original standard LTV is 95.000%, and the audit value shows 85.000%.   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Attached   Tape Value: Detached   Variance:    Variance %:    Comment: Tape shows the subject property is detached, and the audit value shows attached.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows the subject property type is single family, and the audit value shows PUD. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows could not verify funds to close. Bank statement in the file shows xxK in assets, satisfying the cash-to-close requirement of xxK. Further details not provided. Subject originated on xx/xx/2024."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows SE miscalculation and/or funds to close issues. File shows tax returns were prepared by the same unlicensed tax preparer. The tax preparer is actually a licensed real estate agent. Tax transcripts are available in file. Subject originated xx/xx/2024 and the 3 year SOL is active. 0X30 in the last 24 months.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 reflects Loan Origination Fee at xx. Final CD dated xx/xx/2024 reflects Loan Origination Fee at xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QDE08Q555DJ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.066%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/206 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE as a xx for 5.08 years. Additionally, BWR has 9 months on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.066% Tape Value: 31.000% |---| 13.066% |----| 13.06600% Comment: Borrower DTI Ratio Percent is 44.066%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is xx.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -730 (Days)   Variance %:    Comment: First Payment is $xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.75566%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-16050.00   Variance %: -3.00000%   Comment: Original Balance(or Line Amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.000%   Tape Value: 95.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: Original CLTV ratio Percent is 97.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -730 (Days)   Variance %:    Comment: Original Note Doc date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 97.000%   Tape Value: 95.000%   Variance: 2.000%   Variance %: 2.00000%   Comment: Original Standard LTV (OLTV) is 97.000%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2054 Tape Value: xx/xx/2056 Variance: -731 (Days) Variance %: Comment: Stated Maturity Date is xx/xx/2054. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The tape shows SE miscalculation and/or funds to close issues. File shows tax returns were prepared by the same unlicensed tax preparer. The tax preparer is actually a licensed real estate agent. Tax transcripts were not in file to confirm accuracy. Reaching out to the seller for transcripts.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* Compliance Testing (Lvl 2)     "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T4XNN6DRVJL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$349.45	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	36.169%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual county taxes for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2025.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is in collections.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 3.50 years on the job as a xx with xx.
BWR2 has 2 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal is as-is. Tape and photo addendum show the dampness noted in the basement, as during heavy rain some rainwater will enter the basement and quickly dissipate, and there was no mildew growth in the basement at the time of inspection. 1004D or the structural engineer's report verifying the prevention of rain from entering the basement, is missing."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test.
The below fees were included in the test:
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D54SA4IQ78C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is one civil judgment against the borrower in favor of xx in the amount of xx recorded on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment received on xx/xx/2026 in the amount of $xx. The current P&I is xx with an interest rate of 8.125%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $-179546.07 Tape Value: xx |---| $-363701.65 |----| -197.49694% Comment: Cash to borrower is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Prepayment penalty indicator is NO.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 36 Variance: Variance %: Comment: Prepayment penalty term months are N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Subject approved as a NOO. Tape and file show the subject is a commercial property used with a short-term rental income history. Elevated for client review."	* Lease Agreement is missing (Lvl 3) "Subject is an NOO purchase. Seller confirmed the lease agreement is not available as the subject loan was approved using short term rental income."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8L300FOOIDK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.950%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual sewer charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Unable to determine the reason for default.
As per the tape, the property is owner-occupied.
BWR has 3.33 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 45.950% Tape Value: 45.593% |---| 0.357% |----| 0.35700% Comment: Borrower DTI ratio percent is 45.950%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.200%   Tape Value: 44.843%   Variance: 0.357%   Variance %: 0.35700%   Comment: Housing ratio per U/W is 45.200%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Is PMI active is No. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the MI was rescinded."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.95%. Tape shows the borrower was not employed at closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3.33 years on the job as a xx at xx. FICO 731, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X2D1CQBLJJA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	52.526%	52.526%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.610%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2025, the RFD is inability to contact borrower.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 9 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: 18.784% Tape Value: 49.610% |---| -30.826% |----| -30.82600% Comment: As per loan documents. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.61%. Tape shows undisclosed auto debt opened prior to closing. Revised DTI is 57.05%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 9 years on the job as a xx with xx, FICO 749, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5RHWMP9LOC0	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	87.805%	87.805%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	37.695%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
For Parcel # xx
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
For Parcel # xx
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a xx at xx.
BWR2 has 1.58 years on the job as a xx at xx, BWR2 had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 |---| -59 (Days) |----| Comment: As per the document interest paid through date not applicable but tape shows xx/xx/2026. Tape Source: Initial Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: purpose of refinance per HUD-1 is change in rate/term. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 37.69%. The Lender allowed the loan to close without confirming plans for the BWR to return from medical leave. Revised DTI cannot be determined. Lender defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as xx for 2.3 years, BWR 2 is employed with xx as xx for 1.7 years, FICO 702 and xxK equity in the subject property. 0X30 since inception."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PIQRAXIK5I8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.124%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Refinance	25.940%	25.940%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	No	No	xx	Not Applicable	49.671%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is a prior mortgage against the subject property in favor of xx. on xx/xx/2002, which was recorded on xx/xx/2002 in the amount of xx.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.124%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a xx with xx. Additionally, BWR receives pension and social security income. Previously, BWR had 28.91 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 49 Tape Value: 51 |---| -2 |----| -3.92156% Comment: Age of loan is 49. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.671%   Tape Value: 56.835%   Variance: -7.164%   Variance %: -7.16400%   Comment: Borrower DTI ratio percent is 49.671%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1489 (Days)   Variance %:    Comment: Interest paid Through Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -7 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.67%. Tape shows undisclosed foreign mortgage debt that exceeds allowable DTI. Revised DTI is 56.83%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 6 months on the job as a xx with xx. Additionally, BWR receives pension and social security income, FICO 776, 3X30 in the last 24 months, xxM equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test due to the per diem interest amount charged of xx exceeding the per diem interest charge threshold of xx by xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects the points loan discount fee at xx. The CD dated xx/xx/2022 reflects the Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2022, and the 3-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.67% as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by LP Locator xx PG#xx, and its recommendation is Accept with a DTI of 50.00%."		Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KYBMY8WL93P	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	70.699%	70.699%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments of county taxes for 2026 have been paid in the total amount of xx on different dates.
The annual water charges for 2026 have been delinquent in the amount of xx, which were good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 10 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR 2 first name xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR 2 last name xx: xx:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -5 (Days) Variance %: Comment: Original Note Document Date is xx/xx/2026 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.76%. The Lender did not include non-recurring other income loss reflected on the 2024 1120S for EPIC IT. Revised DTI 66.54%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. The BWR is self-employed with xx 12 years, FICO 726, xxK reserves and xx equity in the subject property. 0X30 since inception."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects points—the loan discount fee of xx. The CD dated xx/xx/2026 reflects points - the loan discount fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CZHS799E2D7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2022	xx	Investor	Yes	Yes	No	xx	Not Applicable	38.501%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as a xx with xx, BWR had 4.50 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 47 Tape Value: 49 |---| -2 |----| -4.08163% Comment: Age of loan is 47. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.501%   Tape Value: 38.573%   Variance: -0.072%   Variance %: -0.07200%   Comment: Borrower DTI ratio percent is 34.689%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1430 (Days)   Variance %:    Comment: Interest Paid Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -2 (Days) Variance %: Comment: Note document reflects date as xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO refinance. Subject originated xx/xx/2022."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan approved at 75% LTV exceeds guideline limits. Lender used an appraised value of xxK. XXXX shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MJOP70FIR8M	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Cash Out	71.963%	71.963%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	No	Not Applicable	Unavailable	xx	Not Applicable	49.541%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years on the job as a xx with xx. BWR had prior employment experience as an xx with xx between xx/xx/2019 and xx/xx/2019 for 7 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Age of Loan Loan Value: 57 Tape Value: 59 |---| -2 |----| -3.38983% Comment: Age of loan is 57. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1734 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2021 Variance: -5 (Days) Variance %: Comment: Original note doc date is xx/xx/2021. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.54%. Tape shows undisclosed auto debt opened prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 1.58 years on the job as a xx with xx, FICO 792, 1X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2021 reflects a loan origination fee of xx. The CD dated xx/xx/2021 reflects a loan origination fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2021, and the 3-year SOL has expired."
* Missing flood cert (Lvl 2)     "The flood certification document is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 49.54%; the borrower's income is xx, and total expenses are in the amount of xx, and the loan was underwritten by LP (xx), and its recommendation is "xx" with a DTI of 49.54%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WPHZ1MJEZMH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.374%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	30.686%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual installment of water charges for 2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.374%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 19 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 61 Tape Value: 63 |---| -2 |----| -3.17460% Comment: Age of loan is 61 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.686%   Tape Value: 30.680%   Variance: 0.006%   Variance %: 0.00600%   Comment: Borrower DTI Ratio percent is 30.686%   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Escrow account number is No   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2021 Tape Value: xx/xx/2026 Variance: -1854 (Days) Variance %: Comment: Interest Paid THrough Dtae is xx/xx/2021 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower was identified on xx's consolidated validation list prior to origination. Further details not provided. Subject originated on xx/xx/2021."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WV9EIVI6124	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.125%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	61.468%	61.468%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	32.343%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx No active judgments or liens have been found. The 1st, 2nd, 3rd and 4th installments of town taxes for 2025 have been paid in the amount of xx on different dates. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.125%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. No details pertaining to the damage to the subject property have been observed. As per the tape, the property is owner-occupied. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 2 months on the job as a xx at xx, BWR had 9.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 46 Tape Value: 48 |---| -2 |----| -4.16666% Comment: Age of loan is 46. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 32.343%   Tape Value: 32.864%   Variance: -0.521%   Variance %: -0.52100%   Comment: Borrower DTI ratio percent is 32.343%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2022 Tape Value: xx/xx/2022 Variance: -13 (Days) Variance %: Comment: Original note doc date is xx/xx/2022. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows the underwriter input an approval expiration date of 60 days from the approval date (xx) instead of the most recent credit document expiration date of the 3/29 credit expiration date. Further details not provided. The subject loan originated on xx/xx/2022."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7X32ELH3U4H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Cash Out	20.890%	20.890%	Full Documentation	Yes	xx	xx	38.300%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	23.178%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives SSI and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: As loan is uninsured by VA, PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -7 (Days) Variance %: Comment: Note document reflect as xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "The loan failed the loan origination fee test due to the fee charged of xx exceeds the fee threshold of xx over by +xx.
The following fees were included in the test:
Document Signing Fee paid by Borrower: xx
Pest Inspection Fee paid by Borrower: xx
Settlement or Closing Fee paid by Borrower: xx
Title Document Preparation Fee paid by Borrower: xx
Title-CPL paid by Borrower: xx
Title-Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx
Wire Transfer Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan is not eligible for VA guarantee, as the subject loan is a 100% cash-out refinance without an existing mortgage or lien of record. Final CD shows cash to BWR is xxK. Further details not provided. Subject loan originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* VA insurance is not active (Lvl 3) "Final CD shows a xx funding fee, xx, MI flag and defect shows not eligible for VA guaranty. Seller provided VA guaranty."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5W6CCGBNISN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	70.983%	70.983%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Secondary	Yes	Yes	No	xx	xx	33.286%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property occupancy is stated as a second home.
BWR1 has 11.41 years on the job as an xx at xx. Additionally, BWR1 receives social security income.
BWR2 has 10.5 years on the job as a xx at xx.
BWR3 has 1.08 years on the job as an xx, BWR3 had 3.41 years on the job as a xx with xx between xx/xx/2021 and xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of the loan is 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 33.286% Tape Value: 33.255% Variance: 0.031% Variance %: 0.03100% Comment: BWR DTI is 33.286%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows a TRID violation as the closing disclosure with an increased APR by 0.125% was delivered prior to the 3-day waiting period from the consummation date. Infinity compliance results show the loan did not fail the TRID delivery and timing tests for the revised CD. Further details not provided."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the TRID disclosure delivery date validation test due to the closing disclosure delivery date is on a loan estimate delivery date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the revised loan estimate delivery date test due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx"	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2026 reflects cash to in the amount of xx."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HQRSWLBWEIO	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Washington	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$753.40	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of County taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 1st installment of county taxes for 2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR last name is xx.   xx: xx:
Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -2 (Days) Variance %: Comment: Note document reflect as xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file.

																																																																																							Tape shows loan closed with wrong PPP, 1 year instead of 3 years. Further details are provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IUR4RS1SKXS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	No	Not Applicable	Unavailable	xx	xx	49.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
There is one active prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2024 in the amount of xx.
There are two junior UCC financing statements against the subject property in favor of xx, which were recorded on xx/xx/2025 and xx/xx/2025 in the total amount of xx.
  There is one junior civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual combined taxes for 2024-2025 and 2025-2026 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2025.
The annual combined taxes for 2023-2024 have been partially paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.25 years on the job as a xx with xx.
BWR2 has 2.66 years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.92%. Tape shows the lender did not obtain the evidence of omission of payment of xx and student loan debt was incorrectly calculated at 0.5% instead of 1%. Revised DTI is 57.62%. Lender defect. The subject loan originated xx/xx/2024, and the 3-year SOL is active. BWR1 has 3.25 years on the job as a xx with xx. BWR2 has 2.66 years on the job as a xx. FICO 712, 0X30 since inception, xxK equity in the subject, and xx residual income."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.

The subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EJ9QEMHZM3N	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	66.421%	66.421%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	44.808%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller's tape, the occupancy of the subject property is a second home.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 19.16 years on the job as a xx with xx.
Additionally, BWR has been SE for 6 years at xx.
BWR2 has been SE for 6 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: 2 (Days)   Variance %:    Comment: Original appraisal date is xx/xx/2025   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as a second home. XXXX and file show the subject is a NOO property used with a short-term AirBnb rental income history. Elevated for client review."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject approved as a second home. XXXX and file show the subject is a commercial property used with a short-term AirBnb rental income history. Elevated for client review."				Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1EWETVMSQNF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.075%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.490%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.075%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as an xx at xx, BWR had 1.75 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of loan is 11 Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: is pim Active is not applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx .   xx: xx:
Field: MI Coverage Amount Loan Value: 25.000% Tape Value: 16.000% Variance: 9.000% Variance %: 9.00000% Comment: MI Coverage is 25.000%. Tape Source: Initial Tape Type:	3: Curable	* Private Mortgage Insurance is not active (Lvl 3) "Reaching out to the seller to verify active MI status. Last MI payment was on xx/xx/2026. Tape shows the loan is insured and may get rescinded as a xx with xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.49%. Tape shows BWR was not employed at the time of closing. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.33 years on the job as an xx at xx. FICO 751, 0X30 since inception, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
591VCYYJ2XZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	98.188%	101.688%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	39.235%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property that was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with the xx.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.

BWR1 has 9 months on the job as a xx at xx. BWR1 has prior employment experience as a xx with xx. between xx/xx/2024 and xx/xx/2025 and at the xx between xx/xx/2022 and xx/xx/2024 for 1.33 years.

  BWR2 has 4 months on the job as a xx at xx. BWR2 has prior employment experience as a xx with xx between xx/xx/2023 and xx/xx/2025 for 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.74968%   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.688%   Tape Value: 100.000%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV is 98.188%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.188% Tape Value: 96.500% Variance: 1.688% Variance %: 1.68800% Comment: Original standard is 98.198%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "FHA is not active in the loan file. xx/xx/2026 : Seller confirmed the loan is not insured."	* Compliance Testing (Lvl 3) "Tape shows LE delivery timing issue. Infinity compliance result fails the revised LE delivery and timing test, as the receipt date of the last LE is less than 4 business days before the consummation date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "The loan failed the FHA QM Safe Harbor Test threshold test due to the APR calculated at 7.609%, which exceeds the APR threshold of 7.405%. Over by 0.204%."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed the revised LE delivery and timing test, as the receipt date of the last LE is less than 4 business days before the consummation date.

Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "The initial CD is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The Settlement Services Provider List is missing from the loan documents. Your home loan toolkit / acknowledgement / disclosure tracking is missing in the loan file."			Moderate	Pass	Fail	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3UW2QNXNN5O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xx	Primary	No	Not Applicable	Not Applicable	xx	Not Applicable	41.442%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
  There are three active prior tax liens against the xx in favor of the xx, which were recorded on different dates in the total amount of xx.
There are two active prior IRS liens against the xx in favor of the xx, which were recorded on xx/xx/2017 and xx/xx/2020 in the total amount of xx. The SSN mentioned on the supporting document is inconsistent with the subject borrower.
  There is an active prior credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/2019 in the amount of xx.
The first installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
  No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the reason for default is a servicing problem.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 |---| -6 (Days) |----| Comment: Original note doc date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the subject loan is HPML, and the appraisal was not delivered 3 days prior to closing. Infinity compliance result shows that the loan failed the HPML test. Subject loan is escrowed. Subject originated on xx/xx/2025."
																																																																																							* Missing flood cert (Lvl 3) "Flood certification document is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.136% exceeds the APR threshold of 8.130% over by +0.006%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T5RRQYNRH4D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.281%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
  There are water and sewer liens that are active. Further details are not found in UT.
The annual installment of County taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.5 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project is ineligible, as the reserve'xx's requirement of 10% for replacement reserves for capital expenditures and deferred maintenance. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57B4JCHNCFH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	Iowa	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.216%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the payment history as of xx/xx/2026, the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.58 years on the job as an xx at xx, BWR had 1.75 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Interest paid through date audit value not applicable. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Real Estate Fee paid by Borrower: xx
Title Guaranty Fee paid by Borrower: xx."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project was non-warrantable due to missing fidelity coverage of xxK since this project has more than 20 units, so it does not qualify for a waiver of fidelity review. Further details not provided. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W2HSRGNPCT4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	77.582%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a xx at xx. Additionally, BWR receives social security and pension income. Previously, BWR had employment experience as a xx at xx between xx/xx/2019 and xx/xx/2024, for 5.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 77.582%   Tape Value: 80.524%   Variance: -2.942%   Variance %: -2.94200%   Comment: Borrower DTI ratio percent is 79.847%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 63.823%   Tape Value: 66.088%   Variance: -2.265%   Variance %: -2.26500%   Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 42.85%. Tape show income from a part-time job used for qualification is not supported by a 12-month history. The revised DTI is 80.52%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 6 months on the job as a xx at xx. Additionally, BWR receives social security and pension income. Previously, BWR had employment experience as a xx at xx between xx/xx/2019 and xx/xx/2024, for 5.16 years. FICO 614 and xx residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5S7EF3R6D7I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Purchase	94.828%	94.828%	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	79.364%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 receives disability income and pension.
BWR2 has 30.75 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 79.364%. Tape and file show BWR was short xxK on VA entitlement and the subject loan was not insured. Lender defect. Subject originated xx/xx/2026 and the 3-year SOL is active. BWR1 is on disability. BWR2 has 30 years as a xx. FICO 751. 0X30 since inception. xxK equity in subject."
* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsured as BWR is short xx in entitlement. Further details not provided. Subject loan originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N875JHG3JW6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.875%	360	xx/xx/2018	xx/xx/2018	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2018	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.272%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2018 and recorded on xx/xx/2018 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.58 years on the job as a xx with xx. Additionally, BWR has 1.25 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.272% Tape Value: 43.783% |---| 1.489% |----| 1.48900% Comment: Borrower DTI ratio percent is 45.272%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2018   Tape Value: xx/xx/2026   Variance: -2922 (Days)   Variance %:    Comment: First Payment date is xx/xx/2018.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2048 Tape Value: xx/xx/2056 Variance: -2922 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2048. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 45.27%. Tape shows income miscalculation. Further details not provided. Lender defect. The revised DTI is 53%. The subject loan was originated on xx/xx/2018, and the 3-year SOL has expired. BWR has 4.58 years on the job as a xx with xx, FICO 730, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* Compliance Testing (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date being less than three business days before the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2018 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2018 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2018, and the 1-year SOL has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 45.27% as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU Locator xx, and its recommendation is Approve/Eligible with a DTI of 45.27%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ERKQGEKBEW3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	27.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 10.66 years on the job as an xx with xx.
BWR2 has 2.41 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the purchase agreement extension was not signed. Further details are not provided."
* Property is Manufactured Housing (Lvl 3) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial # xx has been affixed to the permanent foundation. The short-form policy schedule B, which is located at "xx" shows an exception for the affidavit of affixture of a mobile home recorded in instrument #xx Further details not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2020 does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/2020 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2020, and the 1-year SOL has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx

Loan failed the GSE (xx) QM Points and Fees test due to fees charged xx exceed fees threshold of xx by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx"
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 5.363% exceeds APR threshold of 4.350% over by +1.013%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.363% exceeds APR threshold of 4.350% over by +1.013%."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6QFHTEJ2AC8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2022	xx/xx/2022	VA	Fixed	Cash Out	89.999%	89.999%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	56.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx with xx.
There is an active real estate lien in favor of xx, which was recorded on xx/xx/2023. The supportive document does not reflect the lien amount. The property address on supportive document is inconsistent with the subject property address.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 14.75 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 56.866% Tape Value: 34.700% |---| 22.166% |----| 22.16600% Comment: Borrower DTI Ratio Percent is 56.866%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 89.999% Tape Value: 56.866% Variance: 33.133% Variance %: 33.13300% Comment: Original CLTV Ratio Percent is 89.999%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape data shows the waiting prior to refinancing after modification was not followed. The loan has not been modified since origination."
* Required Documentation Missing or Incomplete (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test. The initial LE dated xx/xx/2022 reflects Points - Loan Discount Fee of xx. The final CD dated xx/xx/2022 reflects Points - Loan Discount Fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on xx/xx/2022, and the 3-year SOL has expired."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 56.87%, as the borrower's income is xx and total expenses are in the amount of xx. The loan was underwritten by DU Locator xx, and its recommendation is approve/eligible with a DTI of 56.87%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D992ZL8E5E6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$2,051.20	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	66.924%	66.924%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.255%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
The annual combined taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xx with xx, BWR had multiple jobs in the last two years in the same line of work.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value N.A Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "The tape and file show the borrower received gift equity from his father (xx) LLC, which is ineligible per FNMA guidelines. The value of gift equity is xxK, and available assets of xx satisfy the cash-to-close requirements of xxK. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CT4OSYRP279	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Delaware	xx	xx	No	No	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	53.652%	53.652%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	37.130%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx There are 7 active prior civil judgments against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx. Parcel #xx The annual city taxes for 2026 have been overpaid in the amount of xx on xx/xx/2026. Parcel #xx The annual city taxes for 2026 have been paid in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per the tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 2 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1UPXCHU6SHY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.770%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	3.625%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
As per the comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4 months on the job as a xx at xx, BWR had 2.58 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx, out of which xx is the interest-bearing amount and the deferred amount is xx. The monthly P&I is xx with an interest rate of 3.625% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no principal forgiven amount. The tape shows modification was completed on xx/xx/2025. The modified UPB in the amount of xx with an interest rate of 3.625% for 480 months, which includes xx deferred interest.	Field: Current Value Loan Value: xx Tape Value: xx |---| $-59000.00 |----| -31.21693% Comment: As per the document, the current value is xx, but the tape shows xx. Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx/xx/2065 Tape Value: xx/xx/2051 Variance: 4930 (Days) Variance %: Comment: As per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 41.77%. Tape shows qualifying income not supported, as fluctuating earnings are incorrectly calculated. Revised DTI is 52%. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 4 months on the job as a xx at xx, FICO 660, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SLULJKMNWIP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	No	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	73.416%	73.416%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.739%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is collection.
According to tape as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB as per tape is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.16 years at xx. Additionally, BWR receives business income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: As per the document age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 47.739% Tape Value: 47.736% Variance: 0.003% Variance %: 0.00300% Comment: As per the document borrower DTI Ratio percent 47.739% but tape shows 47.736%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 48.00%. The Lender included additional SE income as other income that was not supported. Revised DTI 90.70%. Lender defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx for 3.2 years, FICO 694, xx residual income and xxK equity in the subject property."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
V8B36ZDTRVR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	31.534%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx
No active judgments or liens have been found.
The annual installment of County taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/2025, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 1.58 years on the job as a xx with xx.
  BWR1 has prior employment experience as an SE for 3.83 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 31.94%. The Lender allowed the loan to close with a Chapter 7 BK discharged 2/2022 that included 2 large SBA loans for xxK and a foreclosure due to a business failure. Lender defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. The BWR is employed with xx as a xx, FICO 700, xxK residual income and xxK equity in the subject property. 2X30 since inception."
* Property Marketability Issues (Lvl 4) "Subject originated xx/xx/2025 in the amount of xxK on a sales value of xxK. Average online estimate value xxK. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.""	* Missing or error on the Rate Lock Document (Lvl 2) "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YUZG89YCXRP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Puerto Rico	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx
There are 3 junior credit card judgments against the subject borrower in the favor of xx, which were recorded on xx/xx/2025, xx/xx/2025 and xx/xx/2025. The copies of the judgments are not available.
There is a credit card judgment against the borrower in the favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
There is a prior state tax lien against the borrower in the favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual installment of combined taxes 2026 has been paid in the amount of xx on xx/xx/2026.
The annual installment of utility/MUD charges for 2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
  According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property's occupancy is stated as an investor.
The loan has not been modified since origination.
  No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Tape shows the age of loan 15, but the audit value shows 13. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.27   Tape Value: 1.21   Variance: 0.06   Variance %: 4.95867%   Comment: Tape shows the Debt Service Coverage Ratio (DSCR) as 1.21, but the audit value shows 1.22.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: Tape shows the Mortgage Type Null, but the audit value shows Conventional. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2024."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7IH4PB6KYBK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	Puerto Rico	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is a code enforcement lien against the subject property, with case #xx in the amount of xx, in favor of xx, which is recorded on xx/xx/2026.
There is a prior active state tax lien against xx in favor of the xx, which was recorded on xx/xx/2023 in the amount of xx.
There are three active credit card judgments against the borrower in favor of xx, which were recorded on different dates in the total amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of utilities/MUD taxes for 2026 has been paid, a partial amount in the amount of xx, on xx/xx/2026.
The sewer charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine RFD.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -6.25000% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.02   Tape Value: 1.01   Variance: 0.01   Variance %: 0.99009%   Comment: Debt Service Coverage Ratio DSCR is Unavailable.   Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: Mortgage type Conventional. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is as is. Improvement section and photo addendum show the missing flooring in bedroom 3. Cost to cure is not available. 1004D completion report is missing from the loan file."
* Lease Agreement is missing (Lvl 3)     "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2024."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The seller's tape data shows defects, as the loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	* Transmittal (1008) is Missing (Lvl 2) "The final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8XDAYO1945R	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$1,391.66	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	65.000%	65.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	xx	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
The water charges for 2026 have been delinquent in the amount of xx, which are payable through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
																																																																																				Field: Mortgage Type Loan Value: Conventional Tape Value: Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2025."	* Property Marketability Issues (Lvl 3) "Tape shows rural property with no comps. Appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xxK. Comp #3 with a sales price of xxK is closest to the subject property. XXXX search shows an estimated value of xxK. Current UPB is xxK. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H2Q9395PAZ4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	45.476%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
  The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the tape data is xx.	Collections Comments:The current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 5 months on the job as a xx with xx. BWR1 had multiple jobs in the last 2 years.  BWR2 has 9 months on the job as a xx at xx. BWR2 had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.476% Tape Value: 36.445% |---| 9.031% |----| 9.03100% Comment: Borrower DTI ratio percent is 22.738%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 30 Variance: 330 Variance %: 1100.00000% Comment: Loan original maturity term months is 360. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape and file show BWR2 is a non-permanent resident alien, and the loan was approved using a C33 DACA visa, which Freddie Mac does not allow. The file shows the BWR2 visa is valid until xx/xx/2027. Further details not provided. The subject loan originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UE1WNXZR0BY	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. xx: xx:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx but audit value shows xx LLC.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 101 Tape Value: 1C1 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DSCR is less than 1.00 (Lvl 3) "Net operating income is xx, annual payments (xx) are xx, and the debt service cover ratio (xx) is 0.87."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as a member of the LLC and not in the individual name. Personal guaranty is available in the file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LJ0T4RPUX95	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.287%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual water charges for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.58 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 2 Variance: 353 Variance %: 17650.00000% Comment: Tape shows 2 and Audit value 355. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape and file show an unacceptable gift of equity from the employer. Bank statements in the file show xxK of assets satisfy the cash-to-close requirement of xxK at closing. Gift letter of xx from employer is available in the loan file. Subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4XA1K6IZ60N	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2026	Conventional	Fixed	Refinance	55.000%	55.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd, and 4th installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the occupancy of the subject property is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Tape shows the age of loan is 4, and the audit value is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -4 (Days)   Variance %:    Comment: Tape shows the original note doc date is xx/xx/2025, and the audit value is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: XXXXXXXXX000   Variance:    Variance %:    Comment: Payment History String is 000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Change in Rate/ Term.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape shows the purpose of transaction per HUD-1 is cash out, and the audit value is refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025. Subject property is a condotel, no lease available."	* Loan does not conform to program guidelines (Lvl 3) "Tape and appraisal report show the subject is a condotel unit at the xx located in the city of xx. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DXGKHWMJN76	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	92.501%	92.501%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.762%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The water charges are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as a xx at xx, BWR was a student at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Tape shows age of loan as 2, but audit value shows 1. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -31 (Days)   Variance %:    Comment: Tape shows interest paid through date as xx/xx/2026, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: $-1100.00 Variance %: -1.20879% Comment: Original Appraised valiue is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Tape shows the subject loan closed without a full appraisal, and the subject loan lost the PIW waiver on the loan. The PDR report from ClearCapital does not reflect the property value. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PC6T4LURA18	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	xx	43.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The second installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 0.58 years on the job as a xx at xx. BWR1 has prior employment experience as a xx with xx between xx/xx/2020 and xx/xx/2020 for 0.58 years.

BWR2 has 1.91 years on the job as an xx at xx. BWR2 has prior employment experience as an xx with xx. between xx/xx/2012 and xx/xx/2019 for 7.41 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 53 Tape Value: 55 |---| -2 |----| -3.63636% Comment: The tape shows the Age of loan 55, but the audit value shows 53. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.253%   Tape Value: 43.000%   Variance: 0.253%   Variance %: 0.25300%   Comment: Tape shows the borrower DTI ratio percentage as 43.000%, but the audit value shows 43.253%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The tape shows the xx, but the audit value shows xx.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.22222%   Comment: Tape shows the Original Appraised Value xx, but the audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: $-10000.00 Variance %: -2.17391% Comment: The tape shows the sales price (HUD-1 Line 101) as xx, but the audit value shows xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. An improvement section shows the peeling paint on the roofing and exterior of the subject property needs to be repaired. The estimated cost to cure is not available in the loan file. 1004D/an inspection report is missing from the loan documents, and the final CD does not reflect the escrow holdback."
* Property Marketability Issues (Lvl 3) "Tape shows FNMA did not accept the original property valuation submitted with the loan file. Subsequently, a valuation-supporting appraisal has been obtained. Further details not provided. XXXX search shows an estimated value of xxK. Current UPB xxK."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "The TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case, originated on xx/xx/2021, and the 1-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X4A9IO0OC7R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.375%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2021	xx	Investor	Yes	Yes	No	xx	Not Applicable	30.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated and recorded on xx/xx/2021 with instrument #xx:2021 in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 9.58 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 60 Tape Value: 62 |---| -2 |----| -3.22580% Comment: Age of loan is 60. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 30.605%   Tape Value: 31.000%   Variance: -0.395%   Variance %: -0.39500%   Comment: Borrower DTI ratio percent is 15.301%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1826 (Days)   Variance %:    Comment: Interest paid through date is not Applicable.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at Origination is Investor.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String is 000000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales Price is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum of the subject property shows mold damage. The estimated cost to cure is not available in the loan file. The 1004D/an engineer inspection report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2021."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 30.60%. Tape shows income was not supported. Further details not provided. Lender defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has been SE as a xx for 9.58 years, 0X30 in the last 24 months, FICO 681, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W3LCN6KL0GQ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.000%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	68.421%	68.421%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	xx	35.358%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.00%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.5 years on the job as a xx with xx
BWR2 has 1.75 years on the job as a xx with xx, BWR2 had been SE for 1.83 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 47 Tape Value: 49 |---| -2 |----| -4.08163% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.358%   Tape Value: 35.000%   Variance: 0.358%   Variance %: 0.35800%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1430 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.421%   Tape Value: 68.000%   Variance: 0.421%   Variance %: 0.42100%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.421%   Tape Value: 68.000%   Variance: 0.421%   Variance %: 0.42100%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Guideline is missing (Lvl 4) "Subject is a manual underwritten loan. Reaching out to the seller for the guidelines."	* Compliance Testing (Lvl 3) "Tape shows the initial closing disclosure was sent the same day the borrower received a revised loan estimate. Infinity CE report shows the loan passed the delivery date test. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2022 does not reflect the points - loan discount fee. The CD dated xx/xx/2022 reflects points - loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OYPQH57WCXK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.875%	360	xx/xx/2020	xx/xx/2021	Conventional	Fixed	Refinance	53.726%	53.726%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.248%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
There is a junior mortgage that was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument # xx in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xx with xx. Additionally, BWR has been SE for 8.91 years at xx, and also BWR receives pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 62 Tape Value: 64 |---| -2 |----| -3.12500% Comment: Tape shows 64 but audit value shows 62. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.248%   Tape Value: 44.000%   Variance: 0.248%   Variance %: 0.24800%   Comment: Tape shows 44.000% but audit value shows 44.248%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2026   Variance: -1885 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 53.726%   Tape Value: 54.000%   Variance: -0.274%   Variance %: -0.27400%   Comment: Tape shows 54.000% but audit value shows 53.726%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.726%   Tape Value: 54.000%   Variance: -0.274%   Variance %: -0.27400%   Comment: Tape shows 54.000% but audit value shows 53.726%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows xx but audit value shows NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "The subject loan was approved at 44.24%. The tape shows a rental income miscalculation. Revised DTI is 50.68%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 10 months on the job as a xx with xx. Additionally, BWR has been SE for 8.91 years at xx, and also BWR receives pension income, FICO 789, 0X30, in the last 24 months and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2020, and the 3-year SOL has expired."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.24% as the borrower's income is xx and total expenses are in the amount of xx and the loan was underwritten by DU Locator xx and its recommendation is Approve/Eligible with a DTI of 44.24%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JD1VEPENWSQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.000%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.201%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is one junior active mortgage against the subject property in the favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
For Parcel # xx
The first, second, third, and fourth annual installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025, and xx/xx/2026.
For Parcel # xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 months on the job as a xx with xx. BWR has prior employment experience as an xx with xx for 2 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 66 Tape Value: 68 |---| -2 |----| -2.94117% Comment: Age of loan is 66. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.201%   Tape Value: 42.000%   Variance: 0.201%   Variance %: 0.20100%   Comment: Borrower DTI ratio percent is 42.201%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -2007 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx: xx:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment History String is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is XXXX. xx: xx:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.20%. Tape shows lender omitted debt without supporting documents. Revised DTI is 48.42%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 6 months on the job as a xx with xx, FICO 730, 0X30 in the last 24 months, and xxK equity in the subject xx residual income."
* Compliance Testing (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date was less than three business days before the consummation date."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* Missing or error on the Rate Lock Document (Lvl 2)     "A rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "An appraisal report shows the type of subject property as a manufactured home. The affixation affidavit available in the loan file located at (xx) shows that the home is permanently affixed to the land. The Alta-7 endorsement is attached to the title policy."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8P361386Z5A	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.999%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	40.171%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.999%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 1 year at xx. BWR1 has prior employment experience as a xx with xx. BWR1 had prior employment experience as a xx with xx for 1.25 years.
BWR2 has 7 months on the job as an xx at xx. BWR2 had prior employment experience as a xx with xx for 6.83 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Tape shows 4 and Audit value 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows xx and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -59 (Days) Variance %: Comment: Tape shows xx/xx/2026 and Audit value N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project is ineligible, as the condo project is undergoing repairs on plumbing and piping work, foundation repair of a unit, and soil boring for regrading sidewalks around another unit. The HOA has planned a special assessment of xxK for the repair work. Final 1004D or an engineer inspection report verifying the completion of repairs and the structural integrity of the project is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 7.760% exceeding the APR threshold of 8.162% by +0.402%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx).
The loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 7.760%, exceeding the APR threshold of 8.092% by +0.332%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SFEQML5IYEL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.124%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	37.195%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.124%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
  BWR1 has been SE for 20.41 years at xx.
  BWR2 has 5 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan 1 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.195%   Tape Value: 61.907%   Variance: -24.712%   Variance %: -24.71200%   Comment: BWR DTI ratio percent 37.19%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: xx/xx/2026 Variance: Variance %: Comment: Interest paid through date N/A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 37.19%. Tape shows income miscalculation. Revised DTI is 61.90%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has been SE for 20.41 years at xx. BWR2 has 5 years on the job as a xx at xx, FICO 773, 0X30 since inception, and xx residual income."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. PIUW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Kansas license validation test."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QQBL0Y89P77	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	61.685%	61.685%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.729%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the payment history, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the property is owner-occupied
BWR has 5.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: As per the document, the age of loan is 0, but the tape shows 2. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 36.729%. Tape shows BWR received a gift of equity from the builder. File shows gift of equity was xxK. File shows large unexplained wage increase. Lender defect. Subject originated xx/xx/2026 and the 3 year SOL is active. BWR has 5 years on the job as a xx at xx. FICO 780. 0X30 since inception."	* Assets do not meet guidelines (Lvl 3) "Tape shows the gift of equity from the builder does not meet FNMA guidelines. Gift letter in the file shows a gift of equity of xx from BWR's brother submitted towards the cash-to-close requirement of xx. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7VMLKDSN0B0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.392%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are five prior criminal judgments against the borrower in favor of the xx, which were recorded on different dates in the total amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Age of Loan is 10. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject condo project is ineligible, as the HOA questionnaire does not address when the last building inspection was conducted and additional questions regarding any jurisdictional violation, deferred maintenance, special assessments, critical repairs, and any evacuation orders. An engineer inspection report verifying the structural integrity of the condo project is missing from the loan documents. The appraisal report is as is, and the condo questionnaire does not show any damage or repair work. XXXX search shows an estimated value of xxK. Current UPB is xxK."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2OSHSMBYLHH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.698%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx at xx, BWR had multiple jobs in the last two years in various lines of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet FNMA or Freddie Mac guidelines, as the subject property is a double-wide manufactured home that has been moved more than 1 time. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (Lvl 3) "Subject loan closed with a single-premium MI and full amount charged at closing."	* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial #xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P9MK6YMLQO5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	57.431%	57.431%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.645%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property in favor of xx, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx.
The 1st and 2nd installments of county taxes for 2025/2026 were paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.5 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Note reflects age of loan is 1. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 39.645%. Tape shows lender was unable to validate BWR income from family business. Lender defect. Subject originated xx/xx/2026 and the 3 year SOL is active. BWR has 13 years on the job as a xx at xx. FICO 763. 0X30 since inception."	* Assets do not meet guidelines (Lvl 3) "Tape shows the gift donor does not meet guidelines, as the gift of equity of xxK was from the builder. Also, the tape shows income from the family business could not be validated. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T1AW15FUG3E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Arkansas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	101.212%	101.212%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	34.374%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a civil judgment against the subject borrower in favor of xx, which was recorded on xx/xx/2026. The amount of judgment is not provided.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR2 has 2.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not applicable. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 101.212%   Tape Value: 99.471%   Variance: 1.741%   Variance %: 1.74100%   Comment: Original CLTV Ratio Percent is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 101.212% Tape Value: 99.471% Variance: 1.741% Variance %: 1.74100% Comment: Original Standard LTV (OLTV) is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject FHA streamline loan closed with a higher loan amount that exceeds the allowable limit. Further details are not provided. Subject loan originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QS0Z034279P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$5.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.773%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page #xx in the amount of xx with xx
No active judgments or liens have been found.
For Parcel # xx
The 1st and 2nd installments of combined taxes for 2025 and 2026 have been paid in the total amount of xx on different dates.
The annual combined taxes for 2024 have been paid in the amount of xx on xx/xx/2023.
For Parcel # xx
The annual combined taxes for 2024 & 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual combined taxes for 2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB, as reflected in the tape, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the tape, is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 5.33 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.773% Tape Value: 40.769% |---| 0.004% |----| 0.00400% Comment: Borrower DTI Ratio Percent is 40.771% Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: current value is Not Applicable Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows no evidence was identified to support untimely delivery of the CDA (xx), as the signed waiver was executed within the applicable timeframe. Further details not provided. Subject originated on xx/xx/2026."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FM4WVYUC7TC	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	360	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Purchase	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC and the subject loan was approved using DSCR.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Audit value updated as per document. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   xx: xx:
Field: Cash To Borrower (HUD-1 Line 303)   Loan Value: $-153288.96   Tape Value: xx   Variance: $-306577.92   Variance %: -200.00000%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.29   Tape Value: 1.15   Variance: 0.14   Variance %: 12.17391%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Guarantee Document is missing (Lvl 4) "Tape and file show BWR is an LLC. Note was signed by BWR as a member of the LLC only and not by an individual name. Loan does not have a personal guarantee."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject is a DSCR approved unit at the xx in xx. Treating as commercial. Elevated for client review."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QS4JRZMQVPX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied to the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB, as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner occupied.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.764% Tape Value: 49.760% |---| 0.004% |----| 0.00400% Comment: Borrower DTI Ratio Percent is 49.764%. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -3 (Days) Variance %: Comment: Original Note doc date is xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.76%. Tape shows subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR receives social security income, FICO 787, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MJ3U6R1OA7I	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	Kentucky	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	38.462%	38.462%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Commercial Prop	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx Book/Pagexx #M345 / 321 in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property occupancy is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 0 Tape Value: 3 |---| -3 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The appraisal report in the loan file is as is. The photo addendum shows bath vanities and sinks not installed; a small section of wall covering has been removed for plumbing work. The estimated cost to cure is xx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
* Lease Agreement is missing (Lvl 4)     "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2026 approved using short term rental. No lease available."
																																																																																						* Property is Commercial Prop (Lvl 4) "Subject loan is NOO approved using DSCR. Tape shows the subject is a short-term rental property. XXXX and other real estate site searches do not reflect the subject property address in search results. Further details not provided. Elevated for client review."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ER5XE3ISDU3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2026	xx/xx/2026	Conventional	ARM	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	43.147%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.5 years on the job as a xx at xx.
BWR2 has 5 months on the job as a xx at xx, BWR2 had 3.25 years on the job as a xx with xx between xx/xx/2022 and xx/xx/2026.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 43.147% Tape Value: 49.309% |---| -6.162% |----| -6.16200% Comment: Tape shows borrower DTI ratio percent as 49.309%, but audit value shows 43.147%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.31%. Lender qualified borrower with wages and overtime that do not match with the WVOE. Revised DTI 60.12%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. Borrower is employed with xx for 5 months. FICO 684, xx in reserves and xx in equity in the subject property."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2026, and the 1-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject is a conventional ARM loan with the qualifying rate is the same as the note rate. Further details not provided. Review of the file shows the subject qualifying rate is 6.422% and the note rate is 4.375%. Subject loan originated on xx/xx/2026."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final 1008 reflecting the monthly MI payment in the PITI calculation, is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
K53WRKUTXVA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026 with a first payment date of xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB as per the tape data is xx.	Collections Comments:The current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape data is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property's occupancy is stated as an investor.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape shows the borrower's last name as xx, but the audit value shows XXXX. xx: xx:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject originated on xx/xx/2026 in the amount of xxK on an appraised value of xxK. XXXX shows an estimated value of xxK. Current UPB xxK. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject property is classified as rural with an LTV of 75%, exceeding allowable program requirements for a 4-unit investment property. Further details not provided. Subject originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B3KS8ZUO200	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	74.486%	74.486%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	36.512%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The annual installment of water taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 18.91 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 36.512% Tape Value: 37.400% |---| -0.888% |----| -0.88800% Comment: DTI is 36.512%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. The subject is a NOO refinance originated on xx/xx/2026.

																																																																																						xx/xx/2026: Seller confirmed that Schedule E was used in lieu of a lease agreement."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as NOO at 36.51%. Tape shows miscalculation of income. The revised DTI is 37.40%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 18.91 years at xx. FICO 791, 1X30 since inception, xxK equity in the subject, and xx residual income. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IHTZ1X42DGZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	xx	39.970%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is non-owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR2 has been SE for 20.83 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.970% Tape Value: 40.015% |---| -0.045% |----| -0.04500% Comment: Borrower DTI Ratio Percent is 40.463%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase. Subject originated xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved as NOO at 39.97%. Tape shows income miscalculation. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2026, and the 3-year SOL is active. BWR2 has been SE for 20.83 years at xx. FICO 744, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UE50BVW5QM4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	43.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been exempt.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3 months on the job as an xx with xx, BWR1 had 22.16 years on the job as a xx with xx.
  BWR2 has 25.41 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.546% Tape Value: 43.550% |---| -0.004% |----| -0.00400% Comment: Borrower DTI ratio percent is 43.546% Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 43.57%. Borrower recently became employed by family with xx. File is missing tax returns. Revised DTI 87.09%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. FICO 791, xxK reserves and xxK equity in the subject property. 0X30 since inception."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71A3M15LC74	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	79.681%	79.681%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.489%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in the amount of xx with the lender xx.
There are two prior mortgages against the subject property. The first prior mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with the lender xx. The second prior mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with the loan amount of xx with the lender xx.
The first and second installments of county taxes for 2025 were paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current UPB is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 6.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is N/A. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 49.48%. Tape and review of the loan file show the BWR has a revolving xxK balance with xx. The BWR has sufficient funds to meet the cash-to-close requirement with 6 months of reserves. Bank statements in file show xxK in assets, satisfy the cash-to-close requirement of xxK. Further details not provided. Lender defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 6.33 years on the job as a xx at xx, FICO 751, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ECIBYOVUTTY	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	xx	Maryland	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,270.21	xx	8.375%	480	xx/xx/2025	xx/xx/2025	Commercial	Fixed	Cash Out	70.000%	70.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 in Book #xx, Page #xx, in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx.
The annual combined taxes for 2023, 2024, and 2025 have been paid in the total amount of xx on xx/xx/2024, xx/xx/2024, and xx/xx/2025.
The annual utilities/MUD charges for 2026 are due on xx/xx/2026 in the amount of xx.
The annual utilities/MUD charges for 2025 have been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx. The loan is interest only for 120 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR is an LLC, and the subject loan was approved as DSCR.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows the borrower's first name is xx, and the audit value shows N/A. xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The tape shows the borrower's last name is xx, and the audit value shows xx xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, and the audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Investor Tape Value: Secondary Variance: Variance %: Comment: Tape shows the occupancy at origination is secondary, and the audit value shows the investor. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "BWR is an LLC. Note and mortgage documents were signed by the BWR as member of the LLC and not in the individual name. Personal guaranty is available in the file.

Tape shows the XXXX area DSCR with a lower FICO than we like. HOI coverage is xxk short. Further details are not provided."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* Type of Ownership is Leasehold or Cooperative (Lvl 3) "UT shows severe defect as property is in a leasehold. According to the updated title report dated xx/xx/2026, the subject property is a unit in a leasehold. The subject loan originated on xx/xx/2025 with a maturity date of xx/xx/2065. As per the lease agreement located at "xx" the lease terms started from xx/xx/1943 until xx/xx/2042. The lease agreement has the renewal clause."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EEKV4GUZEK2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	69.480%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	40.968%	Second	Short Form Policy	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a prior mortgage active against the subject property in favor of xx, which was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx.
There is an active prior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2021.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
The annual installment of water charges for 2026 has been delinquent in the total amount of xx on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 14.64 years at xx.
BWR2 has been SE for 14.64 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #1 xx is W xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Loan is non escrow.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 69.480%   Variance:    Variance %:    Comment: As per Appraisal document CLTV is 73.69%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 69.480%   Tape Value: 32.315%   Variance: 37.165%   Variance %: 37.16500%   Comment: As per Appraisal document LTV is 73.69%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: 0x30 Variance: Variance %: Comment: 00. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to a decrease in lender credit on the closing disclosure dated xx/xx/2026. The initial LE dated xx/xx/2025 reflects a Lender Credit at xx; the final CD dated xx/xx/2026 reflects the Lender at xx. This is a decrease of +xx for the fee, which has a 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2026, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows a defect, as the loan is ineligible due to modification on the first mortgage. The subject mortgage was originated as a second lien. According to the updated title report dated xx/xx/2026, the prior mortgage originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx UT shows the prior mortgage was modified on xx/xx/2022."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A5ZRG5KRTG9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	11.533%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The 1st installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026. The 2nd installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.08 years on the job as a xx at xx, BWR1 had 5 years on the job as a xx at xx.
BWR2 has 4 months on the job as a xx at xx, BWR2 had 3.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: Treasury - One Year Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: ARM Index Type is Treasury - One Year Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx: xx:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -4 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2022   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Lates - Auto Pay Variance: Variance %: Comment: Updated as per ph Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was deemed unsalable by xx due to the deed of trust reflecting LIBOR instead of SOFR. Corrected SOFR documents were executed and re-recorded post-closing, but Amerihome still declined purchase eligibility. Lender retained the loan due to market conditions and anticipated sale or refinance opportunities. Further details not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2022, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XLXINCFP3B7	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	Yes	xx	xx	41.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is prior a state tax warrant against xx in favor of the xx, which was recorded on xx/xx/2015 in the amount of xx. As per the name affidavit located at xx. PDF PG#xx, the borrower's name is xx middle name of the defendant does not match the borrower's middle name.
There is prior a state tax warrant against xx in favor of the xx, which was recorded on xx/xx/2017 in the amount of xx.
There is a prior civil judgment against prior owner xx in favor of xx in the amount of xx recorded on xx/xx/2018.
There is a prior civil judgment against prior owner xx in favor of xx in the amount of xx recorded on xx/xx/2020.
There are 6 prior active divorce (xx) judgments against the borrower, xx, in favor of xx, which were recorded on different dates in the total amount of xx.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.08 years on the job as an xx at xx.
BWR2 is self-employed and has been running multiple businesses for 30.08 years. Additionally, BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Tape shows the Age of loan 3, but the audit value shows 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.856%   Tape Value: 41.884%   Variance: -0.028%   Variance %: -0.02800%   Comment: Tape shows the borrower DTI ratio percentage as 41.884%, but the audit value shows 41.856%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows the current value as xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 41.85%. The tape shows the lender did not complete a liquidity test on the SE business income of the non-occupying BWR2 used for qualification. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR1 has 3.08 years on the job as an xx at xx. BWR2 is self-employed and has been running multiple businesses for 30.08 years. Additionally, BWR2 receives social security income. FICO 737 and 0X30 since inception."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M46HNKAL22C	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.088%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.

BWR has 9.41 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 21 Tape Value: 22 |---| -1 |----| -4.54545% Comment: Age of Loan is 21. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx.   xx: xx:
																																																																																				Field: Original Appraisal Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -39 (Days) Variance %: Comment: Original Appraisal Date is xx/xx/2024. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 46.08%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 9.41 years on the job as a xx with xx, FICO 775, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NPB542WD5N5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	55.849%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 55.849% Tape Value: 54.940% |---| 0.909% |----| 0.90900% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active is No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows property address street is XXXX. xx: xx:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable by the FHA, as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. Subject prior transaction was in 12/25 at xxK. The subject loan closed on xx/xx/2026 with a sales price of xxK. Appraisal shows new roof in process at closing. Nearby townhouses are in the xxK range. XXXX search shows an estimated value of xxK. Current UPB is xxK. Value appears supported."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CJRSCICQ1JL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	60.000%	60.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a civil judgment in favor of xx, which was recorded on xx/xx/2025, in the amount of xx. The SSN of the defendant mentioned on the supportive document does not match the SSN of the borrower.
The first and second installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025, respectively.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.16   Tape Value: 1.06   Variance: 0.10   Variance %: 9.43396%   Comment: Debt service coverage ratio(DSCR) is 1.16.   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xx Tape Value: xx Variance: Variance %: Comment: MIN# is xx. xx: xx:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is an NOO refinance originated on xx/xx/2025."	* Property Marketability Issues (Lvl 3) "Tape shows the subject loan closed as a non-arm's length transaction with an appraised value of xxK, and the price of a prior sale or transfer is xx on xx/xx/2024 through a quitclaim deed. Tape shows HouseCanary AVM shows a value of xxK. Appraisal report shows the property was renovated, and the CDA report in the file supports the appraised value of xxK. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0XJ0KIZVXUU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.588%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension and asset depletion income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B1 self-employed is not applicable. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject is an HPML loan and the property was flipped, and the second appraisal required by the guideline is missing. The appraisal report shows the date of the prior sale or transfer was xx/xx/2025 in the amount of xxK. The subject's appraised value on xx/xx/2026 was xxK. The subject has been recently renovated. Also, tape shows the subject appraised value of xxK is supported with no valuation issues/concerns. XXXX search shows an estimated value of xxK."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.313% exceeds APR threshold of 7.690% over by +0.623%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N2E0L4NBFX2	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	Vermont	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	47.336%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, and 3rd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 22 years on the job as a xx with xx.
BWR2 has been SE for 22 years at xx, Ltd.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrwer #2 First name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -5 (Days) Variance %: Comment: Original Note Doc date is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 47.34%. The Lender allowed the loan to close on a 12-month bank statement program. Tax transcripts did not support the income used to qualify. Revised DTI cannot be determined. Lender defect. The subject loan originated on xx/xx/2025 and the 3-year SOL is active. Both BWR's are SE with xx for 22.2 years, FICO 668 and xxK equity in the subject property. 0X30 since inception."	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan fails Vermont mortgage lender license prohibited fees test. Below fees were included in the test: Appraisal Review Fee paid by Borrower: xx Doc Prep Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx. Settlement or Closing Fee paid by Borrower: xx Title Document Preparation Fee paid by Borrower: xx. Underwriting fee paid by borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 8.658%, exceeding the APR threshold of 8.250% by +0.408%. The subject loan is escrowed. This loan is compliant with regulations 1026.35(xx), (xx), and (xx). The loan failed the qualified mortgage safe harbor threshold test due to the calculated APR of 8.653%, which exceeds the APR threshold of 8.250% by +0.403%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A6MXGEBIXSG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,828.13	Unavailable	7.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	54.762%	54.762%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2025 were paid in the amount of xx on xx/xx/2025 and xx/xx/2026, respectively.
The water charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest payment is xx with an interest rate of 7.125%. The current UPB, as reflected in the payment history, is xx.
There is an interest-only period of 360 months.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape, the subject property is non-owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is not applicable Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -1 (Days)   Variance %:    Comment: original note doc date xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: 12 Tape Value: 36 Variance: -24 Variance %: -66.66666% Comment: prepayment penalty term months is 12. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "Lease agreement is missing from the loan file. Subject is a NOO refinance originated on xx/xx/2026."	* Condo / PUD rider Missing (Lvl 3) "Condo rider is missing from the loan file."
* DSCR is less than 1.00 (Lvl 3)     "Net operating income is xx, annual payments (xx) are xx, and the debt service cover ratio (xx) is 0.94."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed as an interest-only loan with a balloon payment feature, and the required balloon rider is missing from the loan file. Further details not provided. Subject originated on xx/xx/2026."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KHYJUVA1CRL	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	20.513%	20.513%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.071%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is a prior IRS lien against xx in favor of the xx, which was recorded on xx/xx/2017 in the amount of xx. The SSN# mentioned on supportive documents is inconsistent with the borrower's SSN#.
The 1st and 2nd installments of county taxes for 2025-2026 were paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
The 1st and 2nd installments of supplemental county taxes for 2025 are due in the amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.25%. The current UPB, as reflected on the tape, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current UPB, as reflected on the tape, is xx.
As per tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.16 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -1 (Days) Variance %: Comment: Tape shows Note date as xx/xx/2026 but audit value shows xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape and Infinity CE report show the subject loan failed for the TRID CD timing test. Further details not provided. Subject originated on xx/xx/2026."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XM455GID9XE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$5.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.861%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is a prior child support lien and a civil judgment against the borrower in favor of xx, which were recorded on xx/xx/2022 and xx/xx/2023. The amount of lien is not mentioned in the supportive document.
For Parcel # xx
The 1st installment of county taxes for 2025-2026 was paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025-2026 is due in the amount of xx on xx/xx/2026.
For Parcel #xx
The 1st installment of county taxes for 2025-2026 is delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape data, the subject property is owner-occupied.
CCs do not show damage.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of Loan is 2 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.861%   Tape Value: 25.575%   Variance: 24.286%   Variance %: 24.28600%   Comment: Borrower DTI Ratio Percent is 49.861%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.575%   Tape Value: 49.676%   Variance: -24.101%   Variance %: -24.10100%   Comment: Housing Ratio Per U/W is 25.575%   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment: Original CLTV Ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 95.120%   Variance: 3.068%   Variance %: 3.06800%   Comment: Original Standard LTV is 98.188%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx is XXXX Source: xx:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured. Seller provided an LOX showing a MI refund amount of xx on xx/xx/2026."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial CD is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T5AE63208HB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	74.983%	74.983%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	Yes	xx	Not Applicable	15.849%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx, with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 in favor of xx on xx/xx/2021 in the amount of xx with xx No. xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.625%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is non-owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.83 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan is 4 Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 74.983% Tape Value: 36.700% Variance: 38.283% Variance %: 38.28300% Comment: CLTV is 74.983% Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan was originated on xx/xx/2025, and the first payment date is xx/xx/2026. Tape defect indicates the loan is ineligible due to the first payment default. The borrower has since brought the loan current. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
KUM9Z031DTY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	44.187%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of city, county, and school taxes for 2025 and 2026 have been paid in the total amount of xx on different dates.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a xx at xx, BWR had 3.83 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of the loan is 6. Tape Source: Initial Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property is Mid rise Condo. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows pending repairs per the condo questionnaire, as special assessments for facade project building improvement in the amount of xxM have been planned. The inspection report verifying the completion of work is missing. XXXX search shows an estimated value of xxK. Current UPB is xxK."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
T0DDWDQ0Q82	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	101.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	37.554%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB, as reflected in the tape, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The current UPB, as reflected in the payment history tape, is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 9.58 years on the job as an xx at xx.
BWR2 has 4.75 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum reflects peeling paint on exterior wood siding. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the AUS findings is invalidated due to changes in income and assets. The file AUS recommendation is xx. The subject loan originated on xx/xx/2026."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z0SDZIP9RIK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	20.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx0 with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.

As per the comment dated xx/xx/2026, the payments made in March 2026 and April 2026 were borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
BWR has been SE for 1 year at xx. Additionally, BWR has been SE for 4.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 4 |---| -1 |----| -25.00000% Comment: Age of loan 3 Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI active N/A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 49.31%. Borrower is self-employed with xx for 8 Years. Lender qualified borrower with self-employed wages in the amount xx. Based on 2024 1120S income from xx, the income is not supported. Revised DTI in excess of 100%. Lender defect. The subject loan originated on xx/xx/2026 and the 3-year SOL is active. FICO 649, xxK in reserves and xxK in equity in the subject property. 0X30 since inception."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8F2V8JC68P0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	120	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	98.866%	98.866%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 in the amount of xx with instrument # xx
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject is a second lien DPA loan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Tape shows the age of loan data provided is 3; audit value is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 33.317%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 4.506%   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -31 (Days)   Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan Documentation Type is Unavailable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.866%   Tape Value: 112.164%   Variance: -13.298%   Variance %: -13.29800%   Comment: NA,   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.866%   Tape Value: 16.015%   Variance: 82.851%   Variance %: 82.85100%   Comment: NA,   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 119 Tape Value: 118 Variance: 1 Variance %: 0.84745% Comment: The stated remaining term data provided is 118; the audit value is 119. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject is a second lien DPA loan. Tape defect shows, the investor cannot proceed with the purchase due to an undisclosed transfer of an additional property to the borrower, The borrower received both xx at closing, but the second property was not disclosed or included in the FHA transaction or underwriting. The subject property is acquired by the borrower xx through warranty deed recorded on xx/xx/2026. The legal description mentioned on vesting deed is consistent with the legal description mentioned on subject mortgage."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 38.54%. Tape shows undisclosed REO property ownership transferred to BWR via quitclaim deed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 2.66 years on the job as a xx at xx. Additionally, BWR has 8 months on the job as a xx at xx. FICO 655, 0X30 since inception."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0OXV1FKDCYV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.415%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2025	xx	Not Applicable	3.875%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with xx. xx in the amount of xx with xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with xx
There is a junior UCC financing statement against the subject property in favor of xx, which was recorded on xx/xx/2026.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB, as reflected in the payment history, is xx.
The due dates are advanced from xx/xx/2024 to xx/xx/2025 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per collection comment dated xx/xx/2025, the reason for default is unemployment.
As per the collection comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
As per tape and collection comment dated xx/xx/2025, the forbearance plan began on xx/xx/2025 and ended on xx/xx/2025.
The loan was modified on xx/xx/2025.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.75 years on the job as an xx at xx. Additionally, BWR has been SE for 1.58 years at xx, and BWR has been SE for 6.58 years at XXXX.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers, xx. and the lender xx on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.875% beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is no deferred balance and principal-forgiven amount.	Appraisal (Incomplete)	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Updated as per loan audit. Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 522   Variance: -162   Variance %: -31.03448%   Comment: Loan original maturity term months are 360.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2022   Variance: -9 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 14.37275%   Comment: Original stated P&I is 1824.52.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 472 Tape Value: 473 Variance: -1 Variance %: -0.21141% Comment: Stated remaining term are 310. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows some loose tiles and missing grout in bathroom #3, and the kitchen island is partially incomplete. The estimated cost to cure is available in the amount of xx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.41%. The tape shows a rental income miscalculation, as the lender did not establish the stability of the qualifying rental income and all other obligations. The revised DTI is 59%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 1.75 years on the job as an xx at xx. Additionally, BWR has been SE for 1.58 years at xx, and BWR has been SE for 6.58 years at XXXX. FICO 712, xxK equity in the subject and xx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJRBZ613EIC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	Yes	xx	xx	38.674%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2026 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 12.25 years on the job as a xx at xx.
BWR2 has been SE as an xx for 3.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of Loan is 1 Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -30 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Is PMI Active is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows BWR did not have sufficient funds to close and for reserves. Bank statement in the file shows xxK, and the cash-to-close requirement is xx. As per Final CD, there is a down payment of xxK. Review of loan file and tape shows there is no supporting account statement documenting the source of those funds. Further details not provided. Subject originated on xx/xx/2026."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show xx declined the loan purchase due to the flood hazard notice was signed only 1 day prior to closing, failing the standard 10-day notice requirement. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZXFE9RR0FBA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	45.375%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx. No active judgments or liens have been found. The annual combined taxes for 2026 have been paid in the amount of xx on xx/xx/2026. The annual school taxes for 2025 have been paid in the amount of xx on xx/xx/2025. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 3.33 years with xx.
BWR2 has 1.25 years on the job as a xx at xx. Additionally, BWR2 has 11.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: Age of loan is 6. Tape Source: Initial Tape Type: Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The photo addendum of the subject property shows that the rear soffit and fascia need to be repaired. The estimated cost to cure is xx. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 45.37%. Tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 3.33 years with xx; BWR2 has 1.25 years on the job as a xx at xx, FICO 724, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8Y5QULDDHKO	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	65.559%	65.559%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.560%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 in Book #xx, Page #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 and recorded on xx/xx/2025 in the amount of xx with xx.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The 1st and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2023 and xx/xx/2023.
The annual water charges for 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 13.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.560%   Tape Value: 49.545%   Variance: 0.015%   Variance %: 0.01500%   Comment: Borrower DTI ratio percent is 31.772%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.391%   Tape Value: 36.376%   Variance: 0.015%   Variance %: 0.01500%   Comment: Housing ratio per U/W is 18.603%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 65.559%   Tape Value: 64.951%   Variance: 0.608%   Variance %: 0.60800%   Comment: Original CLTV ratio percent is N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -4 (Days)   Variance %:    Comment: Note date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 65.559% Tape Value: 8.459% Variance: 57.100% Variance %: 57.10000% Comment: Original standard LTV is N/A. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows TRID violation as closing disclosure with decreased APR by 0.134% was delivered prior to 3-day waiting period from consummation date. Infinity compliance results show the loan fails TRID delivery and timing tests for the revised CD as the disclosed APR became inaccurate."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the Maryland license and loan type test. The submitted license type is not applicable to subordinate lien loans."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2026 reflects Loan Origination Fee at xx. Final CD dated xx/xx/2026 reflects Loan Origination Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active."			Moderate	Pass	Fail	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PCUA5LKFW4Z	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	99.750%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.643%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 in the amount of xx with the xx, as bond trustee on behalf of the xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB as per payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 8.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a purchase case originated on xx/xx/2026, and the 1-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows excessive interested-party contribution. Final CD reflects a seller credit of xxK. Further details not provided."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6UNCB0KZX9S	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$3,884.52	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	79.392%	79.392%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx. The subject is a CEMA loan.
No active judgments or liens have been found.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 is due in the amount of xx on xx/xx/2026.
The 1st and 2nd installments of school taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and on xx/xx/2026.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of county taxes for 2026 is delinquent in the amount of xx, which is good through xx/xx/2026	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.75 years at xx. Additionally, BWR has been 2.08 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Age of loan is 1. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active? is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 Variance: -5 (Days) Variance %: Comment: Original note doc date is xx/xx/2026. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO as the property is occupied by tenants. Further details not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report is as is. The supplemental addendum shows the stove in the basement needs to be removed. The estimated cost to cure is xx. The 1004D/an engineer inspection report is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 34.32%. Tape shows subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 6.75 years at xx. Additionally, BWR has been 2.08 years at xx, FICO 775, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DYO1WDTRF98	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	51.253%	51.253%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.208%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB, as reflected on the tape, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives VA benefits, disability, and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 25.16126% Comment: Note document reflect original stated P&I as xx. Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (Lvl 3) "Tape shows the subject condo project is ineligible due to an excessive deductible of xxK per unit water claim on the HOA master insurance policy. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q138BFWMVXY	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	23.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB, as reflected in the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
CCs do not show any damage.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2026 Variance: -182 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal show the subject property had settlement/foundation issues and water damage on the interior ceiling. The estimated cost to cure is not available in the loan file. Available 1004D does not confirm the completion of repairs. An updated 1004D, or a structural inspection report by a licensed professional is missing from the loan documents, and the final CD does not reflect the escrow holdback."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Administration Fee paid by Borrower: xx
Fixed Loan Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx
																																																																																							Verification Fee paid by Borrower: xx."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CDXAWESYJ5K	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	38.623%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior medical lien against the xx in favor of xx, which was recorded on xx/xx/2020.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB as reflected in the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the comment dated xx/xx/2025, the subject property is occupied by unknown party.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.623% Tape Value: 37.645% |---| 0.978% |----| 0.97800% Comment: Tape shows the Borrower DTI Ratio Percent Data provided is 37.645%; Audit Value Is 48.769%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000321   Tape Value: 0x30   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mid Rise Condo (5-8 Stories) Tape Value: Single Family Variance: Variance %: Comment: Tape shows the subject property type data provided is single-family. The audit value is low-rise condo. Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The lease agreement is missing from the loan file. The subject is an NOO refinance. Seller confirmed lease agreement is not available as rental income was not used for qualification."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows the subject loan closed with a limited review of the condo project and needed a full review of the condo project. The condo questionnaire shows special assessment of xxK for repair/renovate the rooftop pool, intercom system, hallway repaint and renovation, lobby and bathroom renovation. XXXX search shows an estimated value of xxM. Current UPB xxK."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BDAGL6FWIMQ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	First	$582.53	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	86.622%	100.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.541%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2025.
The annual county taxes for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.25 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.541% Tape Value: 44.400% |---| 0.141% |----| 0.14100% Comment: As per the document, the borrower DTI ratio percent type is 44.541%, but the tape shows 44.400%. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 30.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: As per the document, the MI Coverage amount is 25.000%, but the tape shows 30.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000 Tape Value: 0x30 Variance: Variance %: Comment: As per the document, the payment history string is 000021, but the tape shows 0x30. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan did not meet investor purchase conditions due to age restrictions associated with the bond/DPA program. The loan includes xx in DPA funds structured as a zero-percent deferred loan. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is fixed. As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation. The ALTA 7 endorsement is attached to the final title policy located at "xx""		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
A9815S0KXJI	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	98.689%	98.689%	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:The current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, as reflected in the payment history, is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.49990%   Comment: Original balance (or line amount) is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.689%   Tape Value: 98.198%   Variance: 0.491%   Variance %: 0.49100%   Comment: original CLTV ratio percent is 98.689%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.689%   Tape Value: 98.198%   Variance: 0.491%   Variance %: 0.49100%   Comment: Original standard LTV (OLTV) is 98.689%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: Not Applicable   Tape Value: 0x30   Variance:    Variance %:    Comment: Payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Loan is streamline refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "The seller confirms that the subject loan is not VA insured."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed Dual Broker Compensation Test. The below fees were included in this test:
Mortgage Broker Fee paid by Borrower: xx
Mortgage Broker Fee (xx) xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2026. Initial LE dated xx/xx/2026 reflects lender credit at xx. Final CD dated xx/xx/2026 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show subject did not meet the VA 210-day seasoning period. Subject originated on xx/xx/2026."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LKC25Z0BID3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	73.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx. The borrower is making the payments as per the buydown agreement located at "xx"	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per tape, the subject property is owner-occupied.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xx. Additionally, BWR1 receives pension and VA benefits income. Previously, BWR1 had 4.33 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 73.128% Tape Value: 73.124% |---| 0.004% |----| 0.00400% Comment: As per DU DTI 73.12% Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Bwr first name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: 0x30 Variance: Variance %: Comment: 004444321. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape and seller confirmed the subject loan is not insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower has zero entitlement due to the previous property being pending sale. Further details not provided."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EM8LYH7FKXP	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	56.754%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx
There is an active prior credit card judgment against xx in favor of xx in the amount of xx, which was recorded on xx/xx/2018.
There is an active prior medical lien against the xx in favor of the xx for the xx in the amount of xx, which was recorded on xx/xx/2020.
There is a junior civil judgment against xx and xx, which was recorded on xx/xx/2026.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape the property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 months at xx. Additionally, BWR has been SE for 1.08 years at xx, BWR had 2.08 years on the job as a xx with xx.
BWR2 has 7.66 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 56.754% Tape Value: 52.193% |---| 4.561% |----| 4.56100% Comment: As per 1008 DTI is 56.75%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per 1008 CLTV is 96.18%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per 1008 LTV is 96.18%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."
* Occupancy concerns - (Lvl 4) "Subject loan is approved as OO. Tape shows subject is NOO as BWR1 and BWR2 have businesses in xx, FL, and the subject property is located in xx, AR. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects the points-loan discount fee at xx. The CD dated xx/xx/2025 reflects a points-loan discount fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fees is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 56.75%. Tape shows the subject is NOO due to occupancy issue causing the lender to omit the BWR primary housing expense. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 3 months at xx. Additionally, BWR has been SE for 1.08 years at xx. BWR2 has 7.66 years on the job as a xx with xx. FICO 674, 0X30 since inception, and xxK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17U1033UM74	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	84.557%	84.557%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment received on xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx..
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value N/A Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active N/A   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: streamline refinance   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 84.557% Tape Value: 84.560% Variance: -0.003% Variance %: -0.00300% Comment: CLTV ratio percent 84.55% Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount and consummation or reimbursement date validation tests. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects a point loan discount fee of xx. The CD dated xx/xx/2025 reflects a point-loan discount fee of xx. This is an increase in fee of xx for charges that cannot increase. The COC for an increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx/xx/2025, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject loan was never insured due to the loan being refinanced was never insured with the VA. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OTEYVEAMMA4	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.305%	98.305%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	56.779%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.625%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2026, the forbearance approved for three months started on xx/xx/2026 and ends on xx/xx/2026.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 qualified using an offer letter as a xx at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 qualified using an offer letter as a xx at xx. Additionally, BWR2 has 5.75 years on the second job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Tape shows age of loan is 5. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -90 (Days)   Variance %:    Comment: interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active is No.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.305%   Tape Value: 96.500%   Variance: 1.805%   Variance %: 1.80500%   Comment: Tape shows original CLTV ratio percent is 96.50%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.305% Tape Value: 96.500% Variance: 1.805% Variance %: 1.80500% Comment: Tape shows original standard LTV is 96.500%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 56.77%. Tape shows the lender did not include the mortgage payment of the wraparound FHA mortgage on their departure REO in the DTI calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 qualified using an offer letter as a xx at xx. BWR2 qualified using an offer letter as a xx at xx, FICO 697, 0X30 since inception, and xxK equity in the subject."
																																																																																						* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape defect indicates, as per servicing notes, one of the borrowers reached out to the servicer in April 2026 for loss mitigation possibilities due to job loss. The BWR was told no loss mitigation work could be done until 60 days late. A short-term FB plan was provided for 3 months starting from xx/xx/2026 to xx/xx/2026. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
0VVFFC0LEM6	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$3,911.90	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The 1st installment of supplemental county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of supplemental county taxes for 2025/2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual installment of supplemental county taxes for 2025/2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.
The annual installment of water charges for 2026 has been delinquent in the amount of xx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been self-employed as a xx for 2.83 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.654% Tape Value: 46.650% |---| 0.004% |----| 0.00400% Comment: As per the document, the borrower DTI ratio percent type is 46.654%, but the tape shows 46.650%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2024 Tape Value: xx/xx/2024 Variance: -2 (Days) Variance %: Comment: As per the document, the original note doc date is xx/xx/2024, but the tape shows xx/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date being provided and the initial closing disclosure receipt date being less than three business days before the consummation date."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The loan was repurchased due to late payments. No other defect. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80O919283ZT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	133.375%	137.499%	Full Documentation	Yes	xx	xx	26.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.931%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx. xx in the amount of xx with xx.
There is one junior mortgage against the subject property, which originated on xx/xx/2023 and was recorded on xx/xx/2023 in the amount of xx with xx.
The annual village and school taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual village taxes for 2026 are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.5 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: MI Company Loan Value: xx Tape Value: |---| |----| Comment: As per document. xx: xx:
Field: MI Coverage Amount Loan Value: 26.000% Tape Value: 69.910% Variance: -43.910% Variance %: -43.91000% Comment: As per document MI coverage percentage 26%. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan exceeds the allowable xx income limit with a xxK down payment assistance loan. Further details not provided. Subject originated on xx/xx/2023."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2023 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2023 reflects Appraisal Re-Inspection Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SS6YAT8I9WF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.912%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of combined taxes for 2025-2026 have been paid in the total amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 months on the job as a xx at xx, BWR had multiple jobs in the last two years in the same line of work.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: MI Company Loan Value: xx Tape Value: xx |---| |----| Comment: MI company is an FHA. xx: xx:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 88.060%   Variance:    Variance %:    Comment: MI Coverage amount is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original Standard LTV is 98.189% Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is uninsurable by the FHA, as the subject loan does not meet the seasoning period requirements between the last transaction of the property and the subject loan. The review of the appraisal report shows the date of the prior transaction of the subject was xx/xx/2025 with a sales price of xxK, and the subject loan closed on xx/xx/2025 with a sales price of xxK. Renovation took place, including but not limited to kitchen updates, baths, painting on the exterior and interior, and fixed flooring, roof, and driveway. Further details are not provided. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AW3CZR2T330	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	65.574%	65.574%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.919%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject mortgage in favor of xx, which was recorded on xx/xx/2023 in the amount of xx.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.919% Tape Value: 54.805% |---| -11.886% |----| -11.88600% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 20.118%   Tape Value: 17.880%   Variance: 2.238%   Variance %: 2.23800%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: 1100.00000%   Comment: Tape shows the loan origination. Maturity Terms: Months, data provided is 30; audit value is 360.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 359 Tape Value: 29 Variance: 330 Variance %: 1137.93103% Comment: The tape shows the stated remaining term; the data provided is 29, and the audit value is 359. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 42.91%. Tape shows the underwriter incorrectly reduced the borrower's gross income for child support payments rather than reflecting the obligation as a monthly liability. The revised DTI is 54.80%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 6 years on the job as a xx with xx, FICO 634, 0X30 since inception, xxK equity in the subject, and xx residual income."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2026 reflects Points - Loan Discount Fee at xx.
Loan estimate dated xx/xx/2025 does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/2026 reflects Appraisal Re-Inspection Fee at xx.
Loan estimate dated xx/xx/2025 does not reflect Verification Fee. Final CD dated xx/xx/2026 reflects Verification Fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/20225 reflects the sum of Section C Fees and Recording Fee at xx. Final CD dated xx/xx/2026 reflects the sum of Section C Fees and Recording Fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/2026 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx exceed fees threshold of xx over by +xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: xx."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents signed by the BWR are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for BWR notification of violation is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XE5KBZ3G0LV	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.375%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	85.000%	85.000%	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2019	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument # xx in the amount of xx with xx.
There is a state tax warrant against the xx in favor of the xx, which was recorded on xx/xx/2026 in the amount of xx with warrant ID #xx. The property address and SSN are not provided on the supportive document.
There are two state tax warrants with xx in favor of the xx, which were recorded on xx/xx/2026 and xx/xx/2026 for the total amount of xx. The middle name on the supportive document is inconsistent with the borrower's middle name.
The annual installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The annual installment of school taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:As per the tape, the current status of the loan is in collection.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR's employment and income could not be determined as credit documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 55.600% |---| |----| Comment: BWR DTI ratio percent is N/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Unavailable   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx number is XXXX.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 10.29411%   Comment: Original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 85.000%   Tape Value: 90.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: Original CLTV ratio percent is 85%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2019   Variance: -3 (Days)   Variance %:    Comment: Note reflects xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.000%   Tape Value: 90.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: Original standard LTV is 85%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 4.37500%   Tape Value: 4.75000%   Variance: -0.37500%   Variance %: -0.37500%   Comment: Original stated rate is 4.375%.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property city is XXXX.   xx: xx:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 5.88235%   Comment: Sales price is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2049 Tape Value: xx/xx/2049 Variance: 92 (Days) Variance %: Comment: Stated maturity date is xx/xx/2049. Tape Source: Initial Tape Type:	4: Unacceptable	* AUS is missing (Lvl 4) "AUS report is missing from the loan documents.

xx/xx/2026: As per seller response, we do not have the original at this time. Most of the original docs were purged after 7 years."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Tape shows income miscalculation. ATR could not be determined, as 1008, AUS, and loan approval are missing from the loan documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2019, and the 3-year SOL has expired. xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the New York subprime home loan initial loan estimate delivery date validation test due to the initial loan estimate delivery date was not provided."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE and initial CD are missing from loan documents. The subject loan is a purchase case originated on xx/xx/2019, and the 1-year SOL has expired."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "The initial loan application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TJXH7QILWJB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	Virginia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	300	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	96.662%	96.662%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	55.457%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.5 years on the job as an xx with xx. BWR has prior employment experience as a xx with xx for 2.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is PMI Active? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per the document Is PMI active is No. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.662%   Tape Value: 95.000%   Variance: 1.662%   Variance %: 1.66200%   Comment: As per the document original CLTV ratio percent 96.662% but tape shows 95.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 96.662% Tape Value: 95.000% Variance: 1.662% Variance %: 1.66200% Comment: As per the document original CLTV ratio percent 96.662% but tape shows 95.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect a points-loan discount fee. The CD dated xx/xx/2025 reflects a points-loan discount fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2025, and the SOL of 1 year is active.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and Recording fee at xx. CD dated xx/xx/2025 reflects the sum of Section C and Recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the DU findings flipped to refer after the correction of gift funds. A review of the loan file shows that the AUS dated xx/xx/2025 is available in the file with a recommendation of Approve/Eligible. A gift letter is available for the amount of xx. Further details not provided."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to in the amount of xx."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 7.459% exceeds the APR threshold of 7.390% over by +0.069%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BBD7XNM8QPX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR qualified using an offer letter as a xx at xx, BWR had 2.25 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.323% Tape Value: 46.322% |---| 0.001% |----| 0.00100% Comment: Borrower DTI ratio percent is 46.323%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Original CLTV ratio percent is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: 96.500% Variance: 1.689% Variance %: 1.68900% Comment: Original standard LTV (OLTV) is 98.189%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 46.32%. Tape shows the lender did not document the borrower's undisclosed SE business. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR qualified using an offer letter as a xx at xx, FICO 730, 0X30 since inception, and xxK equity in the subject."
																																																																																						* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* Assets do not meet guidelines (Lvl 3) "Tape shows unsourced assets, as the BWR was expected to bring a xx gift fund contribution to closing and instead used personal assets for the required funds. Bank statement in file shows xxK of assets; gift assets verified of xx supported by gift letter satisfying the cash-to-close requirement of xxK at closing. Further details not provided. Subject originated on xx/xx/2025."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J3L51RVZJTC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	58.554%	58.554%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument No. xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the RFD is excessive obligations.
As per the comment dated xx/xx/2026, the subject property is occupied by the tenant.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active N/A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Full Documentation   Variance:    Variance %:    Comment: As per loan document   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-1.54   Variance %: -0.00037%   Comment: As per loan document   Tape Source: Initial   Tape Type:
																																																																																				Field: Prepayment Penalty Indicator Loan Value: Yes Tape Value: No Variance: Variance %: Comment: As per loan document. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx"		* Settlement date is different from note date (Lvl 1) "The final CD reflects the closing date as xx/xx/2025. The notary's signature date on the mortgage/deed of trust is xx/xx/2025. Note date is xx/xx/2025."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CX3N0WFT2XC	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.417%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
The annual 3rd installment of town taxes for 2026 has been overpaid in the amount of xx on xx/xx/2026.
The annual installment of Utilities/MUD charges for 2026 (xx) has been paid in the amount of xx on xx/xx/2026.
The annual installment of Utilities/MUD charges for 2026 (xx) has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per tape, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. As per tape, the subject property is owner-occupied. No details pertaining to the damage to the subject property have been observed. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has 2.08 years on the job as a xx at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape shows unable to obtain an acceptable engineer's report regarding the crack in the foundation. The appraisal report is subject to the completion of repairs such as a hole in the rear wood step leading to the back door, 4 broken windows on the second-floor rear bedroom, one of the two garage doors that needs to be replaced, and settlement/flooring from the living room to the kitchen. The estimated cost to cure is xx, not including the foundation cost. 1004D, or a structural inspection report by a licensed professional, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the prohibited fees test.
The following fees were included in the test:
Real Estate Commission paid by Seller: xx
Real Estate Commission paid by Seller: xx
XXXX Fee paid by Borrower: xx Title - Closing Protection Letter paid by Borrower: xx
Title - E Recording Fee paid by Borrower: xx
Title - Notice of Settlement paid by Borrower: xx
Title - Transaction Platform Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$0.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3FUMXI4YJWF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	No	Yes	xx	Not Applicable	24.100%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not available in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.66 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 24.100% Tape Value: 24.180% |---| -0.080% |----| -0.08000% Comment: BWR DTI is 25.545%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Escrow account is available.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 23.416% Tape Value: 23.490% Variance: -0.074% Variance %: -0.07400% Comment: Housing ratio percent is 23.493%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."
* Compliance Testing (Lvl 3)     "Tape and the Infinity CE report show the subject loan fails compliance delivery and timing test for the initial CD dated xx/xx/2026. The document tracker is missing, and 3 business days were added to get the receipt date of xx/xx/2026, which is less than three business days before the consummation date xx/xx/2026.

The subject loan is a refinance case, originated on xx/xx/2026, and the 3-year SOL is active."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the Pennsylvania license validation test.  This loan failed the revised loan estimate delivery date test (xx) due to the revised loan estimate delivery date is after the initial closing disclosure delivery date.  This loan failed the TRID disclosure delivery date validation test due to the closing disclosure delivery date is before a loan estimate delivery date."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Settlement service providers list is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PIERPDKE77S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	360	xx/xx/2024	xx/xx/2024	FHA	Fixed	Refinance	84.598%	84.598%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	54.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current interest-only payment is xx with an interest rate of 8.000%. The current UPB, as reflected in the payment history, is xx.
The subject is a construction to permanent loan with interest only payments for the 12 months.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 11 months on the job as a xx with xx, BWR1 had 2.91 years on the job as a xx at xx.
BWR2 has 10.91 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 54.846% Tape Value: 76.261% |---| -21.415% |----| -21.41500% Comment: Borrower DTI Ratio Percent is 54.846%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2024   Variance: 365 (Days)   Variance %:    Comment: First Payment Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 10.03374%   Comment: Note reflects OPB as xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.598%   Tape Value: 83.143%   Variance: 1.455%   Variance %: 1.45500%   Comment: Original CLTV Ratio Percent is 76.883%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 84.598%   Tape Value: 83.143%   Variance: 1.455%   Variance %: 1.45500%   Comment: Original Standard LTV (OLTV) is 76.883%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 10.04842%   Comment: Original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales Price (HUD-1 Line 101) is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that in total cannot increase more than 10% tolerance test. The initial LE dated xx/xx/2024 reflects the recording fee at xx. The post-consummation CD dated xx/xx/2024 reflects the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% test. A valid COC for the increase in fees is not available. The subject loan is a refinance case that originated on xx/xx/2024, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is OTC, which is not insurable, as the loan was not modified to the permanent terms within 60 days of completion. The subject is a construction-to-permanent loan, which was originated on xx/xx/2024, and the first regular payment (xx) is due on xx/xx/2025. The loan has not been modified to permanent terms. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The borrower is making interest-only payments. The current UPB is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 54.84%. Tape shows an increased DTI of 76.26%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 11 months on the job as a xx with xx; BWR2 has 10.91 years on the job as a xx at xx, FICO 749, 0X30 since inception, xxK equity in the subject, and xx residual income.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the qualified mortgage safe harbor test due to the calculated APR of 8.598% exceeds the APR threshold of 8.260% over by +0.338%.

The loan failed FHA QM safe harbor test due to APR calculated 8.740% exceeds APR threshold of 8.410% over by +0.330%."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 8.740% exceeds the APR threshold of 8.260% over by +0.480%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6BL5TFGZDY3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	Utah	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Refinance	96.255%	96.255%	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: 96.255% Tape Value: 94.600% |---| 1.655% |----| 1.65500% Comment: Appraisal document is missing from the loan file. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -4 (Days)   Variance %:    Comment: As per note document note date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 96.255%   Tape Value: 94.600%   Variance: 1.655%   Variance %: 1.65500%   Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per cash to close amount Change in Rate/Term. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject loan is not FHA insured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete as the initial CD is missing from loan documents. The subject loan is a refinance case originated on xx/xx/2026, and the 3-year SOL is active."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the subject is an FHA streamline loan that does not meet the 6-month waiting period requirements between the last loan and the case number pull. Further details are not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "The initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9B3N8STHMG1	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	No	Yes	xx	Not Applicable	38.296%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The subject is a newly built property, and taxes for the year 2026 have not been generated yet.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB, as per the tape, is xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xx at xx. BWR has prior employment experience as a xx with xx between xx/xx/2020 and xx/xx/2025.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: age of loan is 0 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.296%   Tape Value: 38.300%   Variance: -0.004%   Variance %: -0.00400%   Comment: As per calculations BWR DTI ratio percent is 38.296%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Payment Plan   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 28.081%   Tape Value: 28.080%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per calculations Housing ratio per U/W is 28.081%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: As per document   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-558.08   Variance %: -29.81101%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: As per note document Stated maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the borrower did not complete the required homebuyer education course prior to closing. Further details not provided. Subject loan originated on xx/xx/2026."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary (xx) is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VW04FRYJWSL	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.000%	99.750%	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	46.823%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active junior mortgage against the subject property in favor of The xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the tape is xx.	Collections Comments:The current status of the loan is performing.
According to tape as of xx/xx/2026, the borrower is current with the loan and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has been SE for 26.25 years at xx. BWR2 has been SE for 26.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan documents.   xx: xx:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan documents.   xx: xx:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan documents.   xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 46.823%   Tape Value: 46.650%   Variance: 0.173%   Variance %: 0.17300%   Comment: Borrower DTI ratio percent is 46.824%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan documents.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan documents.   xx: xx:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.339%   Tape Value: 18.170%   Variance: 0.169%   Variance %: 0.16900%   Comment: Housing ratio per U/W is 18.339%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: PH history is not available.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-342.14   Variance %: -27.69063%   Comment: Note reflects original stated P&I xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx/xx/2056 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx/xx/2056. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan exceeded the IPC limit by xx or 3%. FCD reflects a seller credit of xx and the sales price of xx. IPC is at 3.50%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QVUACYKTAHN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	26.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property, which was recorded on xx/xx/2026 in the amount of xx in favor of xx for xx.
There is a prior child support lien against the xx in favor of xx, which was recorded on xx/xx/2021. The amount of the lien is not mentioned on the supporting document.
The annual installment of county taxes for 2025 (xx) has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 4.33 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    xx: xx:
Field: Stated Maturity Date Loan Value: xx/xx/2055 Tape Value: xx/xx/2056 Variance: -31 (Days) Variance %: Comment: Stated Maturity date is xx/xx/2055. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. The loan estimate dated xx/xx/2025 reflects a point appraisal fee at xx. CD dated xx/xx/2025 reflects point—appraisal fee at xx. This is an increase in fee of xx for charges that cannot increase. COC for an increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx/xx/2025 and the 1 year SOL is active.  Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at xx. CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% in a test. COC for increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx/xx/2025 and the 1 year SOL is active."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 9.185% exceeds the APR threshold of 7.670% over by +1.515%. The subject loan is escrowed.

																																																																																								The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 9.185%, exceeding the APR threshold of 7.670% by +1.515%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx), and (xx)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
CSQ9NLVVF6L	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	56.203%	56.203%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Investor	Yes	Yes	No	xx	Not Applicable	35.665%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xx in the amount of xx, with xx.
There is an active prior mortgage against the subject property in favor of xx, which originated on xx/xx/2021 and was recorded on xx/xx/2021, in the amount of xx.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025, which is good through xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is occupied by a non-owner.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.91 years on the job as an xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: As per the document, the age of loan is 1, but the tape shows 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 35.665%   Tape Value: 58.499%   Variance: -22.834%   Variance %: -22.83400%   Comment: As per the document, the borrower DTI ratio percent type is unavailable, but the tape shows 58.499%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00060%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 56.203%   Tape Value: 56.204%   Variance: -0.001%   Variance %: -0.00100%   Comment: As per the document, the original CLTV is unavailable, but the tape shows 56.204%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.203%   Tape Value: 12.346%   Variance: 43.857%   Variance %: 43.85700%   Comment: As per the document, the original standard LTV is unavailable, but the tape shows 12.346%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved as NOO at 35.66%. The tape reflects an increased DTI of 58.49%. Further details not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 2.91 years on the job as an xx at xx. FICO 770 and xx residual income."	* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an exterior-only appraisal report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B89QTAE2YHD	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	Wisconsin	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.875%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	70.045%	70.045%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.936%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.75 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 42.936% Tape Value: 62.799% |---| -19.863% |----| -19.86300% Comment: Tape shows 62.799% and Audit value 42.936%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00114%   Comment: Tape shows xx and Audit value xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 70.045%   Tape Value: 70.046%   Variance: -0.001%   Variance %: -0.00100%   Comment: Tape shows 70.046% and Audit value 70.045%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 70.045%   Tape Value: 16.707%   Variance: 53.338%   Variance %: 53.33800%   Comment: Tape shows 16.707% and Audit value 70.045%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 42.93%. Tape shows a revised DTI of 62.79%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 8.75 years on the job as a xx with xx, FICO 690, 0X30 since inception, and xx residual income."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified mortgage safe harbor threshold test due to the APR calculated at 10.120%, exceeding the APR threshold of 9.350% by +0.770%."
* Missing Appraisal (Lvl 3)     "Subject is a second lien loan closed with xx. Appraisal report is missing from the loan file. XXXX search shows an estimated value of xxK. The current UPB is xxK."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.12% exceeds the APR threshold of 9.35% by +0.77%. Subject is a second lien. First lien is escrowed."		Elevated	Pass	Pass	Pass	Pass	Not Covered	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FENHIHTWB7R	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$3,369.06	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	72.619%	72.619%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.797%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2022 in favor of xx for xx and recorded on xx/xx/2022 in the amount of xx with book/page #xx .
The 1st, 2nd, 3rd, and 4th installments of town taxes for 2025 have been paid in the total amount of xx on different dates.
The 1st installment of town taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of town taxes for 2026 has been delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.41 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Tape shows the age of loan is 15, and the audit value shows 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.797%   Tape Value: 36.794%   Variance: 0.003%   Variance %: 0.00300%   Comment: Tape shows the borrower DTI ratio percent is 36.794%, and the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 72.619%   Tape Value: 72.617%   Variance: 0.002%   Variance %: 0.00200%   Comment: Tape shows the original CLTV ratio percent is 72.617%, and the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 72.619%   Tape Value: 17.517%   Variance: 55.102%   Variance %: 55.10200%   Comment: Tape shows the original standard LTV is 17.517%, and the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXX00 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows APOR was not manually corrected prior to closing, and the loan failed the QM APR threshold test due to APR calculated at 10.102% exceeding APR threshold of 10.100% by +0.002%."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx) QM APR Test due to APR calculated 10.102% exceeds APR threshold of 10.100%  by +0.002%.

Loan failed Qualified Mortgage APR Test due to APR calculated 10.102% exceeds APR threshold of 10.100%  by +0.002%."
* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.102% exceeding the APR threshold of 10.100% by +0.002%. The subject loan is a second lien. First lien is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.102% exceeds APR threshold of 10.100% by +0.002%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BFLFA4MOVGF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	Pennsylvania	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.910%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The property tax status is not provided in the updated title report.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx(xx), which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 22.5 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 21 Tape Value: 22 |---| -1 |----| -4.54545% Comment: Age of loan is 21. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows interest through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 4.44444%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000M Tape Value: XXXXXXXXXXXXXXXX00000000 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Tape shows an ineligible condo project. Appraisal is as-is. Review of the condo questionnaire shows a special assessment was planned for the redecorating of the project in the amount of xxK. The inspection report verifying the completion of work is missing from the loan file and the final CD does not reflect the escrow holdback. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
 The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated xx/xx/2024 does not reflect Mortgage Broker Fee. CD dated xx/xx/2024 reflects Mortgage Broker Fee at xx.
Loan estimate dated xx/xx/2024 reflects Condo Questionnaire Fee at xx. CD dated xx/xx/2024 reflects Condo Questionnaire Fee at xx.
																																																																																								This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HDBX49063TB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Other	$146.30	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	53.303%	53.303%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	No	No	xx	Not Applicable	31.448%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2019 and recorded on xx/xx/2019 in the amount of xx with xx.
There is a certificate of tax sale for unpaid municipal lien for 2024 taxes against the subject property in favor of xx, recorded on xx/xx/2026 in the total amount of xx.
The 1st and 2nd installments of town taxes for 2026 have been paid in the amount of xx on xx/xx/2026 and xx/xx/2026.
The 2nd installment of utilities/MUD charges for 2026 is due in the amount of xx on xx/xx/2026.
The 1st installment of utilities/MUD charges for 2026 is delinquent in the amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the seller's tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 14 years on the job as xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 2 Tape Value: 5 |---| -3 |----| -60.00000% Comment: Age of Loan is 2 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00002%   Comment: Original Appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.303%   Tape Value: 10.999%   Variance: 42.304%   Variance %: 42.30400%   Comment: Original Standard LTV is 53.303%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0101 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a 2nd lien and closed with xx. Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q7F2Z5ART3Y	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.375%	240	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	74.641%	74.641%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.469%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2020 in favor of xx for xx in the amount of xx, which was recorded on xx/xx/2020 with the instrument #xx
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.375%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape data, the subject property is owner-occupied.
BWR1 has 1 year on the job as an xx at xx.
BWR2 has 9.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: The tape shows the Age of Loan 3, but the audit value shows 2. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -61 (Days)   Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00196%   Comment: Original Appraised Value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.641%   Tape Value: 74.868%   Variance: -0.227%   Variance %: -0.22700%   Comment: The tape shows the original CLTV ratio percent of 74.868%, but the audit value shows 74.642%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.641%   Tape Value: 14.704%   Variance: 59.937%   Variance %: 59.93700%   Comment: Tape shows the Original Standard LTV (OLTV) at 14.704%, but the audit value shows 74.642%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the subject loan is HPML and no appraisal was obtained. The appraisal requirement was not met prior to closing and cannot be cured post-closing. Further details not provided. Subject originated on xx/xx/2026."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 10.086% exceeding the APR threshold of 9.440% by +0.646%. The subject loan is a second lien. First lien is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.086% exceeds APR threshold of 9.440% by +0.646%."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HUSLGOR8JW3	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.626%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB is xx.	Collections Comments: According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 8.08 years at xx, and BWR receives capital gain income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 36 Tape Value: 37 |---| -1 |----| -2.70270% Comment: Tape shows the age of loan is 37, and the audit value shows 36. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.626%   Tape Value: 47.892%   Variance: 0.734%   Variance %: 0.73400%   Comment: Tape shows the borrower DTI ratio percent is 47.892%, and the audit value shows 48.626%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: PMI active is no.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the MI company is other, and the audit value shows xx.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1.13636%   Comment: Tape shows the original appraised value is xx, and the audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 700000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.62%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR has been SE for 8.08 years at xx. Additionally, BWR receives capital gain income, FICO 799, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* GSE Points and Fees Test Violations (Lvl 2)     "The loan fails the GSE QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.  The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx.

																																																																																								The loan fails the qualified mortgage lending policy points and fees test due to fees charged xx, which exceeds the fees threshold of xx by +xx. The below fees were included in the test: Loan Origination Fee paid by Borrower: xx Mortgage Broker Fee (xx) xx Points - Loan Discount Fee paid by Borrower: xx."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
H0WHICPYG59	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	59.725%	Unavailable	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	46.958%	Second	Unavailable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2022 in favor of xx for xx in the amount of xx, which was recorded on xx/xx/2023 with the instrument # xx
The 1st and 2nd installments of combined taxes for 2026 were paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the RFD.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2 years at xx, XXXX.
BWR2 has 7.66 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Age of loan is 5 Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid Through date is Unavailable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is OMI active? is Unavailable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 59.720%   Variance:    Variance %:    Comment: Original CLTV ratio Percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 59.725%   Tape Value: 9.201%   Variance: 50.524%   Variance %: 50.52400%   Comment: Original Standard LTV (OLTV) is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 01010 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to EPD. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y1ZL5AA1LVU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	41.738%	41.738%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.047%	Second	Commitment	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2006 in favor of xx on xx/xx/2006 in the amount of xx with instrument #xx
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 & xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligation.
As per the servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.25 years on the job as an xx with xx.
BWR had prior employment experience as a xx with xx for 7.16 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Tape shows the Age of Loan 14, but the audit value shows 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 27.047%   Tape Value: 27.692%   Variance: -0.645%   Variance %: -0.64500%   Comment: Tape shows the Borrower DTI Ratio Percent 27.692%, but the audit value shows Unavailable.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current Legal Status is Performing   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00111%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 41.738%   Tape Value: 41.739%   Variance: -0.001%   Variance %: -0.00100%   Comment: The tape shows the original CLTV ratio percent of 41.739%, but the audit value shows "unavailable."   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 41.738%   Tape Value: 11.033%   Variance: 30.705%   Variance %: 30.70500%   Comment: Tape shows the Original Standard LTV (OLTV) at 11.033%, but the audit value shows Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0003221100101 Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7 Variance: Variance %: Comment: Payment History String is 0003221100101 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect indicates loan was delinquent prior to sale. Further details are not provided. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PAFDTK6W26E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	59.104%	59.104%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	48.765%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2015 and recorded on xx/xx/2015 in the amount of xx with xx.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 14.66 years at xx.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Tape shows the age of loan is 15, and the audit value shows 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.765%   Tape Value: 48.640%   Variance: 0.125%   Variance %: 0.12500%   Comment: Tape shows the borrower DTI ratio percent is 48.640%, and the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -426 (Days)   Variance %:    Comment: Tape shows the interest paid through date is xx/xx/2026, and the audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00247%   Comment: Origina Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 59.104%   Tape Value: 59.105%   Variance: -0.001%   Variance %: -0.00100%   Comment: Tape shows the original CLTV ratio percent is 59.105%, and the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 59.104%   Tape Value: 22.184%   Variance: 36.920%   Variance %: 36.92000%   Comment: Tape shows the original standard LTV is 22.184%, and the audit value shows unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000   Tape Value: XXXXXXXXXXXXXXXXXXXXXX70   Variance:    Variance %:    Comment: Payment history string is Not Applicbale   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is Limited Cash Out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction is Refinance Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the revised LE and initial CD were issued on the same day, which is not permitted under TRID guidelines. Further details not provided. Subject originated on xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SITVM8AW5I0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	78.404%	78.404%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.955%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx the amount of xx with xx.
There is an active prior mortgage against the subject property in favor of xx, which was originated on xx/xx/2021 and recorded on xx/xx/2022 in the amount of xx.
The annual instalment of school and combined taxes for 2025 and 2026 has been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comments dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.16 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Age of Loan is 13. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current Legal Status is performing   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -31 (Days)   Variance %:    Comment: Interest Paid Through Date is xx/xx/2026   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00159%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 78.404%   Tape Value: 75.000%   Variance: 3.404%   Variance %: 3.40400%   Comment: Original CLTV Ratio Percent is 75.001%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 78.404%   Tape Value: 34.128%   Variance: 44.276%   Variance %: 44.27600%   Comment: Original Standard LTV is 75.001%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 01000000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXX70 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows the subject loan is an HPML. The Infinity CE report did not fail the HPML test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a refinance case, originated on xx/xx/2025, and the 3-year SOL is active."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JR2AL7ZPCCX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	64.075%	64.075%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	28.813%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2021, which was recorded on xx/xx/2021 in the amount of xx with xx.
The 1st & 2nd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 15.25 years on the job as a xx at xx.
BWR2 has 3.08 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14 months. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00422%   Comment: Appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.075%   Tape Value: 64.296%   Variance: -0.221%   Variance %: -0.22100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.075%   Tape Value: 12.618%   Variance: 51.457%   Variance %: 51.45700%   Comment: CLTV is 64.296%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXX770 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 28.81%. The tape shows the credit report expired prior to closing. The borrower will not authorize a new credit report. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 15.25 years on the job as a xx at xx. BWR2 has 3.08 years on the job as a xx at xx. FICO 752, 0X30 since inception. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QJYC7HZ0RY3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	Colorado	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	41.700%	41.700%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	36.035%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was recorded prior to the subject mortgage. The subject mortgage was recorded on xx/xx/2024. The prior mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 in the amount of xx with xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
The water charges are due in the amount of xx on xx/xx/2026.
The sewer charges are due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The loan has not been modified since origination.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is financial hardship.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -11.11111% Comment: Age of loan 16. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 41.700%   Tape Value: 12.204%   Variance: 29.496%   Variance %: 29.49600%   Comment: Original LTV is 12.204%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00010000001000001 Tape Value: XXXXXXXXXXXXXXXXXXX71000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect indicates the loan was delinquent prior to sale. Further details are not provided. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q2GXFO37HKM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.500%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	74.981%	74.981%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.614%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3 months on the job as a xx at xx, BWR had 9 months on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 17 Tape Value: 18 |---| -1 |----| -5.55555% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through date is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is pim active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.981%   Tape Value: 74.979%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original CLTV ratio percent is 15.337%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.981%   Tape Value: 15.337%   Variance: 59.644%   Variance %: 59.64400%   Comment: Updated as per the document.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000001 Tape Value: XXXXXXXXXXXXXXXXXXX71000 Variance: Variance %: Comment: PH string is 00000000000000001. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulation for the non-refundable prepaid finance charge test. The loan's non-refundable prepaid finance charge exceeds 2% of the note amount or line of credit for loans prior to xx/xx/2025."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows delinquency prior to sale. The borrower was in default for the first payment due date of xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a 2nd lien and closed with xx. Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOSTX5LXTW7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	24.332%	24.332%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.574%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the collection comment, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
BWR has 23.58 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 41.574% Tape Value: 41.572% |---| 0.002% |----| 0.00200% Comment: NA Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00345%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 24.332%   Tape Value: 24.333%   Variance: -0.001%   Variance %: -0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 24.332%   Tape Value: 15.390%   Variance: 8.942%   Variance %: 8.94200%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000011111111100 Tape Value: XXXXXXXXXXXX770011111111 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows early payment default. As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
* Missing Appraisal (Lvl 3)     "The subject is a 2nd lien and closed with xx. Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance certificate is missing from the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8MHF10SMWYH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	62.644%	62.644%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.792%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx/xx/2016 and recorded on xx/xx/2016 in the amount of xx with instrument #xx
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per tape data, the subject property is owner-occupied.
BWR has 31 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 20 |---| -2 |----| -10.00000% Comment: Age of loan is 18. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.792%   Tape Value: 34.784%   Variance: 0.008%   Variance %: 0.00800%   Comment: Borrower DTI audit value is 30.073%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not active.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00870%   Comment: Original appraisal audit value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 62.644%   Tape Value: 54.132%   Variance: 8.512%   Variance %: 8.51200%   Comment: Original CLTV audit value is 62.644%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 62.644%   Tape Value: 10.694%   Variance: 51.950%   Variance %: 51.95000%   Comment: Original LTV audit value is 62.644%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000003210 Tape Value: XXXXXXXXXXXXXXXX77012300 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The tape shows a defect as EPD repurchase. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents. The lock confirmation is available at "xx""			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZGFLJLCPC01	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	New Jersey	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2019	xx/xx/2019	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2019	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.863%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2024	xx	Not Applicable	5.500%	xx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2019 and recorded on xx/xx/2019 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities charges for 2025 and 2026 have been delinquent in the amount of xx, which is good through xx/xx/2026.	According to the payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. The due dates were advanced from xx/xx/2024 to xx/xx/2024 due to loan modification.	Collections Comments:According to the servicing comments, the current status of the loan is in collection.
According to the payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 months on the job as a xx at xx, BWR had 1.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. and the lender xx on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 5.500% beginning on xx/xx/2024 and a maturity date of xx/xx/2064. There is no deferred balance and principal-forgiven amount.	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 80 Tape Value: 83 |---| -3 |----| -3.61445% Comment: Age of loan is 80. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per loan documents.   xx: xx:
Field: First Payment Date   Loan Value: xx/xx/2019   Tape Value: xx/xx/2024   Variance: -1796 (Days)   Variance %:    Comment: First payment date is xx/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: FHA   Variance:    Variance %:    Comment: Mortgage tape is conventional.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 14.11616%   Comment: Original stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 211101210110000000000044 Tape Value: 101121223444000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The tape and appraisal report show the subject property had adverse condition concerns, including a damp basement with evidence of water intrusion and the presence of black mold. The estimated cost to cure is not available in the loan file. The 1004D, or an engineer inspection report, is missing from the loan documents, and the final CD does not reflect the escrow holdback amount."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 6.384% exceeds APR threshold of 5.710% over by +0.674%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 6.384% exceeds the APR threshold of 5.710% over by +0.674%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IQIT2XQUQOZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	72.279%	72.279%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	36.956%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2024 in favor of xx recorded on xx/xx/2024 in the amount of xx with instrument #xx
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 receives social security and pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 11 Tape Value: 14 |---| -3 |----| -21.42857% Comment: Tape shows age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows Borrower #2 Last name is xx.   xx: xx:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI is Active is No.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00452%   Comment: Tape shows original appraisal value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 72.279%   Tape Value: 72.041%   Variance: 0.238%   Variance %: 0.23800%   Comment: Tape shows CLTV ratio percent is 72.041%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 72.279%   Tape Value: 13.063%   Variance: 59.216%   Variance %: 59.21600%   Comment: Tape shows original standard LTV is 13.063%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 121111110001 Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7 Variance: Variance %: Comment: Payment history updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. The loan estimate dated xx/xx/2025 reflects Transfer Taxes at xx. The CD dated xx/xx/2025 reflects Transfer Taxes at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance that originated on xx/xx/2025, and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The seller's tape defect indicates the loan was delinquent prior to sale. Further details are not provided. According to payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an exterior-only appraisal report with a value of xxK. Full-appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BSJTD5FX954	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	53.309%	53.309%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.618%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior mortgage active against the subject property, which was originated on xx/xx/2020 and recorded on xx/xx/2020 in the amount of xx with xx.
The 1st and 2nd annual installments of combined taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.  The current UPB is xx.
The RFD is unable to be determined.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7 months on the job as a xx with xx, BWR had 1.66 years on the job as xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Age of loan is Unavailable Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Unavailable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active? is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00277%   Comment: original appraisal value is Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.309%   Tape Value: 11.556%   Variance: 41.753%   Variance %: 41.75300%   Comment: Original standard LTV (OLTV) is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000001 Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The seller's tape defect indicates loan was delinquent prior to sale. Further details are not provided. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a 2nd lien and closed with xx. Appraisal report is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
EA0I7764HTF	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.375%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	41.297%	41.297%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.176%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2017 and recorded on xx/xx/2017 in the amount of xx with xx.
The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026, respectively.
The annual installment of Utilities/MUD charges for 2026 has been paid in the amount of xx on xx/xx/2026.
The annual installment of other charges for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.08 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: 39.176% Tape Value: 39.173% |---| 0.003% |----| 0.00300% Comment: Tape shows 39.173% but audit value shows 39.176%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 but audit value shows N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00673%   Comment: Tape shows xx but audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 41.297%   Tape Value: 41.298%   Variance: -0.001%   Variance %: -0.00100%   Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 41.297%   Tape Value: 10.463%   Variance: 30.834%   Variance %: 30.83400%   Comment: Appraisal document is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000001 Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7 Variance: Variance %: Comment: PH string is 00000000000001. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows delinquency prior to sale. The loan was delinquent on the first pay date of xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a 2nd lien loan closed with an AVM reflecting a value of xxK. The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4D8CO7JAFAE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	79.863%	79.863%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.301%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
The 1st and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.5 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: Tape shows Age of loan is 13 but audit value is given as 12. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.863%   Tape Value: 79.862%   Variance: 0.001%   Variance %: 0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.863%   Tape Value: 18.782%   Variance: 61.081%   Variance %: 61.08100%   Comment: Tape shows Original Standard LTV is 18.782% but audit value is given as 79.863%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.30%. The tape shows the lender included a balance of only xx to be paid off at closing instead of the actual balance remaining ofxx. Revised DTI 51.16%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 4.5 years on the job as an xx at xx. FICO 721, 0X30 in the last 12 months, xx residual income and xxK equity in subject."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 10.157% exceeds APR threshold of 9.840% over by +0.317%. The subject loan is a second lien. The first lien is escrowed.

Loan failed the CA AB 260 higher-priced mortgage loan test due to an APR calculated at 10.157% exceeds APR threshold of 9.840% over by +0.317%.

																																																																																								Loan failed the qualified mortgage safe harbor threshold test due to APR calculated at 10.157% exceeds the APR threshold of 9.840% over by +0.317%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZE8RO5VV67O	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.625%	180	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	79.144%	79.144%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	40.052%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of combined taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 6.91 years on the job as an xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 69 Tape Value: 70 |---| -1 |----| -1.42857% Comment: Age of loan is 69. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest Paid Through Date is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00077%   Comment: Original Appraised Value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.144%   Tape Value: 79.145%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original CLTV Ratio Percent is 79.144%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 79.144%   Tape Value: 79.145%   Variance: -0.001%   Variance %: -0.00100%   Comment: Original Standard LTV (OLTV) is 79.144%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of Refinance Per HUD-1 is Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44XWFPRVS7J	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	50.995%	50.995%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.667%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior mortgage active against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is one PVB judgment active against the property in favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
The 1st, 2nd, 3rd, and 4th installments of borough taxes for 2026 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2025 and xx/xx/2026.
The annual utilities/MUD taxes for 2026 are due in the amount of xx on xx/xx/2026.
The annual utilities/MUD taxes for 2026 are delinquent in the total amount of xx, which is good through xx/xx/2026.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.000%. The current UPB is xx.
The PH dated xx/xx/2025 shows large payment in the amount of xx, which was applied for the due dates from xx/xx/2025 to xx/xx/2025. As per the comment dated xx/xx/2025, these are payments made by xx.
The PH dated xx/xx/2025 shows large payment in the amount of xx, which was applied for the due dates from xx/xx/2025 to xx/xx/2025. As per the comment dated xx/xx/2025, these are payments made by xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's tape, the subject property is owner-occupied.
BWR has 18.83 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Age Of Loan is 15. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00500%   Comment: Original Appraisal Value is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 50.995%   Tape Value: 13.334%   Variance: 37.661%   Variance %: 37.66100%   Comment: Original Standard LTV is 50.995%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0001003210321001 Tape Value: XXXXXXXXXXXXXXXXXXX77100 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xx) QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx.

The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx.
The below fees were included in the test:
Mortgage Broker Fee (xx) xx
Points - Loan Discount Fee paid by Borrower: xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows EPD. As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X8RX6HTXFFO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Refinance	102.579%	102.579%	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
There is an active prior UCC lien against the xx in favor of xx, which was recorded on xx/xx/2020 in the amount of xx.
The first and second installments of combined taxes for 2025 and 2026 have been paid in the total amount of xx on xx/xx/2024, xx/xx/2025, xx/xx/2025, and xx/xx/2025.
The annual combined taxes for 2024 were paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Tape shows 14 and Audit value Unavailable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -365 (Days)   Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7   Variance:    Variance %:    Comment: payment history string is not applicable.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is limited cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured. The subject loan closed with a VA funding fee."	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show subject did not meet the VA 210-day seasoning period. Subject closed xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
L5W289X1SSB	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	Rhode Island	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.000%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	xx	xx	39.299%	Second	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is one prior mortgage active against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is one junior UCC financing statement against the borrower which was recorded on xx/xx/2025 in the favor of xx.
The annual 1st, 2nd, 3rd & 4th installments of county taxes for 2026 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives SSI and retirement income.
BWR2 receives SSI income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Age of loan is unavailable. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.299%   Tape Value: 39.265%   Variance: 0.034%   Variance %: 0.03400%   Comment: Borrower DTI Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid through date is Unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Original Appraisal value is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 56.155%   Variance:    Variance %:    Comment: Original CLTV Ratio percent is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: 9.246%   Variance:    Variance %:    Comment: Original Standard LTV is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXX7 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 39.30%. BWR pension was liquidated and the income can no longer be used. Revised DTI 100%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR's receive SSI, FICO 667 and xxK equity in the subject property. 0X30 since inception."
* Guideline is missing (Lvl 4) "Subject loan is a manually underwritten loan. Reaching out to the seller for the guidelines."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges in total cannot increase more than a 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xx, the CD dated xx/xx/2025 reflects the sum of Section C and the recording, xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% of the test. A valid COC for the increase in fee is missing."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
SB7KAFWH2WR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$8,978.76	xx	xx/xx/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	64.031%	64.031%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.995%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property, which was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument # xx in the amount of xx with xx.
There is a prior UCC lien against the subject property, which was recorded on xx/xx/2025 in favor of xx with instrument # xx
The 1st installment of combined taxes for 2024 has been paid in the amount of xx on xx/xx/2025.
The 1st and 2nd installments of combined taxes for 2024-2025 have been delinquent in the total amount of xx, which is good through xx/xx/2026.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2025 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 2.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.995%   Tape Value: 39.655%   Variance: 5.340%   Variance %: 5.34000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00031%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 64.031%   Tape Value: 64.032%   Variance: -0.001%   Variance %: -0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 64.031%   Tape Value: 23.740%   Variance: 40.291%   Variance %: 40.29100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000001   Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx/xx/2025 reflects Recording Fee at xx. CD dated xx/xx/2025 reflects Recording Fee at xx. This is an increase of xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2025 and the 3-year SOL is active."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is EPD. The first payment was due on xx/xx/2025. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Fail	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AOMEWA5C44E	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alaska	xx	xx	xx	Alaska	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	47.589%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd annual installments of county taxes for 2026 are due in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 7.83 years on the job as a xx at xx.
BWR2 has 2.66 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -455 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   xx: xx:
Field: Payment History String   Loan Value: 0000000000000000   Tape Value: XXXXXXXXXXXXXXXXXXXX7000   Variance:    Variance %:    Comment: Payment history string is 00000000000000000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows the cash-out amount exceeds the xx limit for a limited cash-out refinance. The LTV also exceeds the maximum permitted for a cash-out refinance transaction. A principal balance reduction (xx) is not an eligible cure for the excessive cash-out amount. Further details not provided. Subject originated on xx/xx/2024."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MGHGPZ0T1RX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.500%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	68.771%	68.771%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	44.390%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property that was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
The 1st installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is collection.
According to the payment history as of xx/xx/2026, the borrower has been delinquent for 1 month, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligation.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 1 year on the job as a xx with xx, BWR1 had 11.5 years on the job as a xx with xx.
  BWR2 receives social security and retirement income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 14 Tape Value: 17 |---| -3 |----| -17.64705% Comment: Age of loan is 14 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.390%   Tape Value: 51.283%   Variance: -6.893%   Variance %: -6.89300%   Comment: Borrower DTI Ratio percent is Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -424 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00375%   Comment: Original Appraised Value is Not Applicabke   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.771%   Tape Value: 16.359%   Variance: 52.412%   Variance %: 52.41200%   Comment: Original Standard LTV is Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 112210000000000 Tape Value: XXXXXXXXXXXXXXXXXXXX7000 Variance: Variance %: Comment: Payment History string is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 44.39%. The Lender excluded the 1st mortgage payment. Revised DTI 59.98%. Lender defect. The subject loan originated xx/xx/2024 and the 3-year SOL is active. The BWR's receive SSI and pension, FICO 721 and xxK equity in the subject property."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 reflects points—the loan discount fee is xx. The CD dated xx/xx/2024 reflects points—the loan discount fee is xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx/xx/2024, and the 3-year SOL is active."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a 2nd lien loan closed with an AVM reflecting a value of xxK. The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ED1IZFJ69JG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	xx	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	51.429%	51.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	46.269%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are three active prior civil judgments against the borrower in favor of xx, and xx, which were recorded on xx/xx/2008, xx/xx/2023, and xx/xx/2024 in the total amount of xx.
There is an active prior hospital lien against the xx in favor of xx, which was recorded on xx/xx/2011 in the amount of xx.
There is a hospital lien against the borrower in the favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
There is a civil judgment against the borrower in the favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The 1st and 2nd installments of town taxes for 2026 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security income.
BWR2 has 12.6 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Tape shows 10 but audit value 9 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.269%   Tape Value: 49.409%   Variance: -3.140%   Variance %: -3.14000%   Comment: Tape shows 49.409% but audit value is 46.269%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2026   Variance: -273 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Payment History String is not Applicable Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the state regulations for the prohibited fees test.
The below fee was included in the test:
Title-CPL paid by Borrower: xx"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows wrong SSN was used on the initial credit report, and the credit report pulled with the correct SSN reflected a credit score of 583, which is too low for the agency. Further details not provided. The subject originated on xx/xx/2025."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.26%. Tape reflects an increased DTI of 49.40%. Further details not provided. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 receives social security income. BWR2 has 12.6 years on the job as a xx with xx, FICO 648, 0X30 since inception, and xx residual income. Review shows ATR confirmed"		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
D1T7YUJ29P4	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.875%	360	xx/xx/2022	xx/xx/2022	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is a writ of fieri facias (xx) active against the subject property in the amount of xx, which was filed by xx on xx/xx/2024.
There is a writ of fieri facias (xx) active against the borrower in the amount of xx, which was filed by xx	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is xx and deferred balance is xx. As per the comment dated xx/xx/2025, the payment for the due date of xx/xx/2025 to xx/xx/2025 is deferred.
Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the reason for default is excessive obligations.
As per the comment dated xx/xx/2025, the subject property is tenant-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 9.58 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 50 Tape Value: 52 |---| -2 |----| -3.84615% Comment: Age of loan is 50. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.331%   Tape Value: 51.678%   Variance: -4.347%   Variance %: -4.34700%   Comment: Borrower DTI audit value is 47.331%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2022   Tape Value: xx/xx/2026   Variance: -1520 (Days)   Variance %:    Comment: Interest paid through date audit value not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: PMI is not active.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: xx.   xx: xx:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 25.000%   Variance:    Variance %:    Comment: MI Coverage Amount is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.42233%   Comment: Original appraisal audit value is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 010000000322100000000000 Tape Value: 111001001000000000000001 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 47.33%. Tape shows DTI issue. Revised DTI is 51.67%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2022, and the 3-year SOL has expired. BWR has 9.58 years on the job as a xx with xx, FICO 697, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NRZTNC3KQVK	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	Yes	xx	Not Applicable	37.831%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.33 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 19 |---| -1 |----| -5.26315% Comment: As per the document Age of loan is 18. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.831%   Tape Value: 37.739%   Variance: 0.092%   Variance %: 0.09200%   Comment: As per the document borrower DTI Ratio percent 37.831% but tape shows 37.739%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document is PMI active NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.17391%   Comment: As per the document Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: XXXXXXXXXXXXXXXXX7700000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the condo project is ineligible, and the project is still pending the 50-year certificate of proof for completion of critical repairs. Review of the file shows the condo project has multiple interior and exterior repairs, including but not limited to concrete spalling, stucco cracking, paint fading, peeling, and cracking, balcony concrete spalling, and deficient perimeter sealants to be replaced, and installing modified bitumen roof systems & mechanical equipment and repairs are required at various courtyard shaded areas. The condo association shows the total planned assessment in the amount of xxM. 1004D or an inspection report by a qualified professional is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."		* Cash out purchase (Lvl 2) "The subject loan is a purchase case. Final CD dated xx/xx/2024 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3NHWP4TT0G8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	California	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	67.130%	67.130%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	44.329%	First	Commitment	Not Applicable	Not Applicable	xx/xx/2025	xx	xx	3.625%	xx	xx/xx/2025	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
There is a civil judgment against the borrower in favor of xx, which was recorded on xx/xx/2026 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx and the deferred balance is in the amount of xx. The due dates were adjusted from xx/xx/2023 to xx/xx/2025 due to loan modification.
Collections Comments:
According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
As per the collection comment dated xx/xx/2025, the reason for default is loss of income.
The loan was modified on xx/xx/2025.
As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to modification.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xx at xx, BWR had 7.75 years on the job as an xx at xx.

Foreclosure Comments:As per the comment dated xx/xx/2024, the foreclosure was initiated on the loan on xx/xx/2024. The complaint was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure sale was scheduled for xx/xx/2025. As per the collection comment dated xx/xx/2025, the foreclosure was closed due to modification.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx xx, and the lender, xx, on xx/xx/2025. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 3.625%, beginning on xx/xx/2025 and a maturity date of xx/xx/2065. There is a deferred balance of xx, and the interest-bearing amount is xx.	Field: Age of Loan Loan Value: 73 Tape Value: 74 |---| -1 |----| -1.35135% Comment: Tape shows 74 and audit value shows 73. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: Tape shows xx/xx/2025 and audit value shows xx/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2020   Tape Value: xx/xx/2026   Variance: -2221 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 19.17098%   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 67.130%   Tape Value: 80.000%   Variance: -12.870%   Variance %: -12.87000%   Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.130%   Tape Value: 80.000%   Variance: -12.870%   Variance %: -12.87000%   Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 25.00858%   Comment: Original Stated P&I is xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000044444444444 Tape Value: 001001234444444445555555 Variance: Variance %: Comment: Payment History String is Not Applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 44.32%. Tape shows miscalculation of income and incorrect documentation. Revised DTI is 83%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 1 month on the job as a xx at xx, FICO 674, and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2020 does not reflect the mortgage broker fee. The CD dated xx/xx/2020 reflects a mortgage broker fee of xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase, originated on xx/xx/2020, and the 1-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test, as this loan has a qualified mortgage DTI of 44.32% as the borrower's income is xx and total expenses are in the amount of xx, and the loan was underwritten by DU xx, and its recommendation is Approve/Eligible with a DTI of 44.32%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OP8CAX0ORUK	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	17.627%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2022 has been paid in the amount of xx on xx/xx/2022.
The annual installment of combined taxes for 2025 has been exempt in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for the default.
As per the comment dated xx/xx/2026, there is a dispute regarding the late charge waiver and ongoing credit reporting. Further details are not provided.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 24.75 years at xx. xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: Tape shows 6 and Audit value 5. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows xx/xx/2026 and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.76679%   Comment: Tape shows xx and Audit value xx0.00.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 01101 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 17.62%. The Lender allowed the loan to close on a 12-month bank statement product when the deposits significantly declined in the most recent 6 months. Revised DTI using the most recent 6 months 90.70%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx as a xx, FICO 719, xx residual income, xxK reserves and xxK equity in the subject property."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B2UYTGA4W2P	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	40.943%	40.943%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	31.526%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property originated on xx/xx/2019 in favor of xx for xx in the amount of xx, which was recorded on xx/xx/2019 with the instrument #xx
The first installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.50 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: The tape shows the Age of Loan 9, but the audit value shows 8. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Tape shows the interest paid through date xx/xx/2026, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The tape shows the PMI Active No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.00726%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 40.943%   Tape Value: 40.944%   Variance: -0.001%   Variance %: -0.00100%   Comment: The tape shows the original CLTV ratio percent of 40.944%, but the audit value shows 40.946%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 40.943%   Tape Value: 6.514%   Variance: 34.429%   Variance %: 34.42900%   Comment: Tape shows the Original Standard LTV (OLTV) at 6.514%, but the audit value shows 40.946%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 01001010 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: 01001010 Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
G09FFMI79I7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	52.606%	52.606%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.235%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is an active prior mortgage against the subject property, which was originated on xx/xx/2020 in favor of xx for xx, and recorded on xx/xx/2020 in the amount of xx with instrument #xx
There is a UCC finance statement against the borrower in favor of xx. xx, which was recorded on xx/xx/2026.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2026 have been paid in the total amount of xx on different dates.
The annual installment of water charges for 2026 has been delinquent in the amount of xx, which is payable through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
Unable to determine the reason for the default.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security and retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: As per the document, the age of loan is 7, but the tape shows 9. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: As per the document, the interest paid through date is not applicable, but the tape shows xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is PMI active? is not applicable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 0.01018%   Comment: As per the document, the original appraised value is xx, but the tape shows xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 52.606%   Tape Value: 9.588%   Variance: 43.018%   Variance %: 43.01800%   Comment: As per the document, the original standard LTV is 52.606%, but the tape shows 9.588%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00001000 Tape Value: XXXXXXXXXXXXXXXXXXXXXXXX Variance: Variance %: Comment: Payment history string is updated as per document. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (xx) QM points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx.
Points - Loan Discount Fee paid by Borrower: xx.

Loan fails Qualified mortgage lending policy points and fees test due to Fees charged xx exceeds fees threshold of xx over by +xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: xx.
Points - Loan Discount Fee paid by Borrower: xx."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows a defect as EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. Further details were not provided."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of $xxM. The appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxM. Current UPB is xxK."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4A3HJDOZ9LX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.000%	240	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Cash Out	47.192%	47.192%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.635%	Second	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property that was originated on xx/xx/2021 and recorded on xx/xx/2021 in the amount of xx with xx.
There is a state tax judgment against the borrower in favor of the xx, which was recorded on xx/xx/2025 in the amount of xx.
The first and second installments of town taxes for 2026 have been paid in the amount of xx.
The utility charges for 2026 have been delinquent in the total amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.000%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 6.83 years on the job as a xx with xx.
BWR receives alimony income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: Age of loan is 17. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.635%   Tape Value: 41.620%   Variance: 0.015%   Variance %: 0.01500%   Comment: BRW DTI ratio percent is 41.635%.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Current legal status is performing.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2026   Variance: -516 (Days)   Variance %:    Comment: Interest paid through date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 47.192%   Tape Value: 44.340%   Variance: 2.852%   Variance %: 2.85200%   Comment: Original CLTV ratio percent is 47.192%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 47.192%   Tape Value: 8.400%   Variance: 38.792%   Variance %: 38.79200%   Comment: Original LTV (OLTV) is 47.192%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000001 Tape Value: XXXXXXXXXXXXXXXXXX710000 Variance: Variance %: Comment: Payment history string is 000000000000001. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows DQ prior to sale—no other known defects. Further details not provided."
																																																																																							* Missing Appraisal (Lvl 3) "The subject is a second lien loan closed with an AVM report with a value of xxK. Appraisal report is missing from the loan documents. XXXX search shows an estimated value of xxK. Current UPB is xxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
SZF5DFYGKMA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	92.000%	92.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xx in the amount of xx with xx.
There is one prior civil judgment against the borrower in favor of the xx, which was recorded on xx/xx/2024 in the amount of xx.
There is a prior state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2019 in the amount of xx. The SSN mentioned on supportive documents is inconsistent with the borrower's SSN.
The 1st and 2nd instalment of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to tape as of xx/xx/2026, the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No information has been found related to damage or repairs.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 8.58 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   xx: xx:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: Interest paid is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Is PMI Active? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Is PMI active is no. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Tape shows TRID violation as closing disclosure with increased APR by 0.125% was delivered prior to 3-day waiting period. Infinity compliance report shows the subject loan did not fail the TRID delivery and timing tests. Further details not provided. Subject originated on xx/xx/2026."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DRUUBWR68EG	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	The loan was originated on xx/xx/2026, and the first payment is due on xx/xx/2026. According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current P&I is xx, and the interest rate is 6.1250%. The current UPB is xx.	Collections Comments:As per the tape, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as an xx for 14.25 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.702% Tape Value: 44.490% |---| -1.788% |----| -1.78800% Comment: Tape shows borrower DTI ratio percent as 44.490%, but audit value shows 42.702%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 19.721%   Tape Value: 22.720%   Variance: -2.999%   Variance %: -2.99900%   Comment: Tape shows housing ratio per U/W (Initial rate) as 22.720%, but audit value shows 19.721%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows PMI active as No, but audit value shows NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: $-242.96   Variance %: -12.02641%   Comment: Tape shows original stated P&I as xx, but audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2056   Tape Value: xx/xx/2056   Variance: -30 (Days)   Variance %:    Comment: Tape shows stated maturity date as xx/xx/2056, but audit value shows xx/xx/2056.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape shows Single family and audit value shows PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an internal disclosure error was identified and the borrower was otherwise well-qualified. Further details not provided. Subject originated on xx/xx/2026."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.70%. Tape reflects an increase in DTI of 44.49%. Further details not provided. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE as an xx for 14.25 years, FICO 790, xxK equity in the subject, and xx residual income.

																																																																																								xx/xx/2026: Downgraded."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DSACS6FOETA	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	52.854%	52.854%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	Not Applicable	17.963%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with book/page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 31.25 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 17.963% Tape Value: 17.811% |---| 0.152% |----| 0.15200% Comment: BWR DTI ratio percent is 18.984%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx number is xx.   xx: xx:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 18.69510%   Comment: Original appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 52.854%   Tape Value: 62.735%   Variance: -9.881%   Variance %: -9.88100%   Comment: Tape shows Original Standard CLTV is 62.735% but audit value is given as 52.854%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 52.854% Tape Value: 62.735% Variance: -9.881% Variance %: -9.88100% Comment: Tape shows Original Standard LTV is 62.735% but audit value is given as 52.854%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan is NOO and was approved at 18.98%. Tape shows SE income miscalculation. Revised DTI is 66%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 31.25 years at xx, FICO 806, 0X30 since inception, xxK equity in the subject, and xx residual income."
* Lease Agreement is missing (Lvl 4)     "The lease agreement is missing from the loan documents. The subject is an NOO refinance. Reaching out to see if a lease agreement is available knowing the seller did not include rental income in DTI.
																																																																																						xx/xx/2026 : The seller confirmed that rental income was not included in the DTI calculation; therefore, a lease agreement is not required."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GYHG8ULL0FT	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.880%	360	xx/xx/2026	xx/xx/2026	FHA	Fixed	Purchase	97.680%	101.587%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	29.299%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property, which was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with the xx. This mortgage has a 5-year term with a 2- year forgiveness clause.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.880%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 months on the job as a xx with xx. BWR has prior employment experience as a xx with xx for 4.75 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 29.299% Tape Value: 31.630% |---| -2.331% |----| -2.33100% Comment: As per the document borrower DTI Ratio percent 29.299% but tape shows 31.630%. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 101.587% Tape Value: 100.000% Variance: 1.587% Variance %: 1.58700% Comment: As per the document original CLTV ratio percent 97.680% but tape shows 100.000%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 29.29%. Tape shows income calculation discrepancies. Revised DTI is 31.63%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 3 months on the job as a xx with xx, FICO 668, 0X30 since inception, and xx residual income."
* FHA or USDA insurance is not active (Lvl 4) "Tape shows subject is not FHA insured."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects a compliance fee at xx. The CD dated xx/xx/2026 reflects a compliance fee of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase that originated on xx/xx/2026, and the 1 year SOL is active."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GYLFA4CI61P	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	Louisiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Refinance	78.036%	78.036%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.662%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.
As per the collection comment dated xx/xx/2026 and xx/xx/2026, the payments made in April 2026 are borrower payments.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3 years at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.662% Tape Value: 63.470% |---| -16.808% |----| -16.80800% Comment: Borrower DTI ratio percent is 46.662%. Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx numberXXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 78.036%   Tape Value: 78.040%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV Ratio percent is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -5 (Days)   Variance %:    Comment: Original Note doc date is unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 78.036% Tape Value: 78.040% Variance: -0.004% Variance %: -0.00400% Comment: Original standard Ltv is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.66%. Tape shows lender did not include a new auto debt and miscalculated SE income using 12 months instead of 24. Revised DTI is 63.47%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 3 years at xx, FICO 720, 0X30 since inception, and xx residual income."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AM1BR9VI38S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	Idaho	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	65.799%	65.799%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	Yes	xx	xx	43.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with xx. xx in the amount of xx with xx. No active judgments or liens have been found. The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025. The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx. No comment related to damage or repair is found in the servicing comments. As per the tape data, the subject property is owner-occupied. Unable to determine the reason for the default. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR1 has been SE owning multiple businesses for 2 years. Additionally, BWR1 receives pension income. BWR2 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.121% Tape Value: 61.852% |---| -18.731% |----| -18.73100% Comment: Borrower DTI ratio percent is 42.007%. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject was approved at 43.12%. Tape shows the lender double counted BWR1 pension and miscalculated BWR1 SE income. The revised DTI is 61.85%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE as an xx for 2 years. Additionally, BWR1 receives pension income. BWR2 receives pension income, FICO 620, xxK equity in the subject, 0X30 since inception, and xx in residual income."	* GSE Points and Fees Test Violations (Lvl 3) "The loan failed the GSE (xx) QM points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx. The loan failed the qualified mortgage lending policy points and fees test due to fees charged of xx exceed the fees threshold of xx over by +xx. The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
IJ6ME4WH9OW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	53.750%	79.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.362%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one junior mortgage against the subject property originated on xx/xx/2025 in favor of xx in the amount of xx, which was recorded on xx/xx/2025.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 15.58 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 37.362% Tape Value: 36.624% |---| 0.738% |----| 0.73800% Comment: Borrower DTI Ratio Percent is 37.362%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.479%   Tape Value: 35.742%   Variance: 0.737%   Variance %: 0.73700%   Comment: Housing Ratio Per U/W (initial Rate) is 36.479%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.750%   Tape Value: 77.446%   Variance: 2.304%   Variance %: 2.30400%   Comment: Original CLTV Ratio Percent is 53.750%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 53.750%   Tape Value: 52.197%   Variance: 1.553%   Variance %: 1.55300%   Comment: Original Standard LTV (OLTV) is 53.750%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Type of Ownership is Leasehold or Cooperative (Lvl 3) "UT shows a severe defect, as the subject property is a leasehold. The leasehold agreement is in the file located at "xx" and the leasehold term expires on xx/xx/2123, and the mortgage matures on xx/xx/2055. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.36%. Tape shows the lender did not obtain documentation supporting the borrower's seasonal employment. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 15.58 years on the job as a xx at xx, FICO 818, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PXCKZXJ5HUZ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.625%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Refinance	52.074%	52.074%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	xx	23.916%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.625%. The current UPB, as reflected in the payment history, is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 28.16 years on the job as a xx with xx.
BWR2 has 2 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx/xx/2021   Tape Value: xx/xx/2020   Variance: 273 (Days)   Variance %:    Comment: Tape shows xx/xx/2020 and Audit value xx/xx/2021.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Payment history string updated by loan auditor. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows completion report i.e. Form 442 was not received prior to construction deadline. File shows appraisal was subject to completion of construction and the completion date deadline was xx/xx/2021. Completion report dated xx/xx/2021 in file shows the construction was completed but not received prior to the deadline."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8AUR1VUTHUH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	69.327%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.58 years on the job as a xx with xx. Additionally, BWR1 has 10 months on the job as a xx with xx. BWR1 has prior employment experience between xx/xx/2023 and xx/xx/2024 for 2.33 years.
BWR 2 has 4.66 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 69.327% Tape Value: 57.563% |---| 11.764% |----| 11.76400% Comment: Borrower DTI Ratio Percent is 69.327% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 44.276%   Tape Value: 36.762%   Variance: 7.514%   Variance %: 7.51400%   Comment: Housing Ratio Per is 44.276%   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000 Tape Value: 0 Variance: Variance %: Comment: payment History String is 0000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 57.56%. Tape shows the lender did not obtain sufficient documentation required to support rental income. Further details were not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.58 years on the job as a xx with xx. Additionally, BWR1 has 10 months on the job as a xx with xx. BWR2 has 4.66 years on the job as an xx with xx, FICO 748, 0X30 since inception, and xxK equity in the subject.""	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
RJ7F0ONPF8S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	84.444%	84.444%	Full Documentation	Yes	xx	xx	12.000%	Unavailable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	48.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has been SE for 5.58 years at xx.
BWR2 has 4.66 years on the job as a xx with xx. Additionally, BWR2 has 1.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 48.894% Tape Value: 61.906% |---| -13.012% |----| -13.01200% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value as xx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 25.003%   Tape Value: 24.288%   Variance: 0.715%   Variance %: 0.71500%   Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 12.000%   Tape Value: 0.300%   Variance: 11.700%   Variance %: 11.70000%   Comment: Tape shows the MI Coverage Amount 0.300%, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: 0   Variance:    Variance %:    Comment: Tape shows the Payment History String 0, but the audit value shows 0000.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape shows the Purpose of Refinance per HUD-1 Change in Rate /Term, but the audit value shows Limited Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 48.89%. Tape shows the lender did not include additional debt in calculating DTI. Revised DTI is 61.90%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has been SE for 5.58 years at xx. BWR2 has 4.66 years on the job as a xx with xx, FICO 703, 0X30 since inception, xxK equity in the subject, and xx residual income."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OUL7SKLWMFA	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	86.977%	86.977%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	42.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.33 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 0.260%   Variance: 24.740%   Variance %: 24.74000%   Comment: As per the document, the MI coverage amount is unavailable, but the tape shows 0.260%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 42.44%. The Lender did not use the 2-year average for SE income. Revised DTI 52.98%. Lender defect. The subject loan originated xx/xx/2025 and the 3-year SOL is active. The BWR is SE with xx for 3.4 years, FICO 771, xx residual income, xxK reserves and xxK equity in the subject property. 0X30 since inception."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. Final CD dated xx/xx/2025 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."
																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider and affidavit of affixation attached with the recorded mortgage located at "xx" state that the manufactured home with serial #xx AC has been affixed to the permanent foundation."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2LSPNS6WZRM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	Oregon	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.000%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	89.997%	94.892%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.923%	First	Final policy	Not Applicable	xx	xx/xx/2024	xx	Not Applicable	6.000%	xx	xx/xx/2024	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.000%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2024.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives VA benefits and pension income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2024. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.000% beginning on xx/xx/2024 and a maturity date of xx/xx/2054. There is no deferred balance and principal-forgiven amount. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Did a Modification Change Note Terms? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: 25.000%   Tape Value: 17.000%   Variance: 24.830%   Variance %: 24.83000%   Comment: Tape shows the MI coverage amount is 17.000%, and the audit value shows 25.000%.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: VA   Variance:    Variance %:    Comment: Tape shows the mortgage type is VA, and the audit value shows Conventional.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 71.78560%   Comment: Tape shows the original stated P&I is xx, and the audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "The collection comment dated xx/xx/2024 shows cancelled PMI, LTV is below 80% and qualifies for PMI removal. Further details are not provided."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows the judgement not released and MI not acceptable. Subject loan closed as conventional with monthly MI. There is no judgement in UT and TPOL. Further details are not provided."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID violation in charges that cannot increase test due to increase of fee in final CD dated xx/xx/2023. The initial LE dated xx/xx/2023 reflects the Title - Courtesy Signing Fee at xx and Title - Site Inspection Fee xx. The final CD dated xx/xx/2023 reflects the Title - Courtesy Signing Fee at xx and Title - Site Inspection Fee xx. This is a fee increase of +xx for the 0% tolerance test fee. A valid COC for the increase in fee amount is missing in the loan documents. The subject loan is a purchase case, originated on xx/xx/2023, and the SOL 1-year has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FYZ6SECJZ0D	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	No	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2022	xx/xx/2022	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2022	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.239%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2022 and recorded on xx/xx/2022 with instrument #xx in the amount of xx with xx.
There is an active water lien against the xx in favor of the xx, which was recorded on xx/xx/2025. The amount of the lien is not mentioned on the supporting document.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx. There are additional principal payments with every P&I from xx/xx/2024 to xx/xx/2026 in the amount of xx. These payments are being treated as borrower payments	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.25 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: ARM Lifetime Cap Rate Loan Value: 10.500% Tape Value: 5.000% |---| 5.500% |----| 5.50000% Comment: ARM lifetime cap rate is 10.500%. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.239%   Tape Value: 36.418%   Variance: -0.179%   Variance %: -0.17900%   Comment: Borrower DTI ratio percent 36.239%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.312%   Tape Value: 31.491%   Variance: -0.179%   Variance %: -0.17900%   Comment: Housing ratio per U/W is 31.312%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 223.16760%   Comment: original stated P&I is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "Subject was purchased on xx/xx/2022 in the amount of xxM on an appraised value of xxM. Mortgage is in the amount of xxM. Online sites show an estimated value of xxM. Current UPB xxK. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2022 reflects points - loan discount fee at xx. The CD dated xx/xx/2022 reflects points - loan discount fee at xx. The loan estimate dated xx/xx/2022 reflects appraisal fee at xx. The CD dated xx/xx/2022 reflects appraisal fee at xx. This is a cumulative increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a purchase, originated on xx/xx/2022, and the 1-year SOL has expired."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1ZRPGRDZVQX	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2014	xx/xx/2014	Conventional	Fixed	Purchase	80.278%	80.278%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2014	xx	Secondary	Yes	Yes	No	xx	Not Applicable	34.564%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2014 and recorded on xx/xx/2014 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by non-owner.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives pension income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 34.564% Tape Value: 34.240% |---| 0.324% |----| 0.32400% Comment: As per the document borrower DTI Ratio percent 34.564% but tape shows 34.240%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: As per the document occupancy at origination updated.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 80.278%   Tape Value: 80.000%   Variance: 0.278%   Variance %: 0.27800%   Comment: As per the document original CLTV ratio percent 80.278% but tape shows 80.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.278%   Tape Value: 80.000%   Variance: 0.278%   Variance %: 0.27800%   Comment: As per the document original Standard LTV 80.278% but tape shows 80.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 0 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows BWR2 non-traditional credit is not allowed on a 2nd home. BWR2 does not have a credit score and has only two tradelines available on the credit report. BWR2 income and assets are not used for qualification. Further details not provided. Subject originated xx/xx/2014. 0X30 last 24 months."	* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 signed by loan originator is missing from the loan files."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8J21N5K1YNS	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Refinance	92.730%	92.730%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	56.235%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with Book/Page #xx in the amount of xx with xx.
There are three prior state tax liens against the xx in favor of the xx, which was recorded on xx/xx/2018, xx/xx/2022 and xx/xx/2022 in the total amount of xx.
The 1st, and 2nd installments of combined taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The 1st, and 2nd installments of combined taxes for 2024 have been paid in the total amount of xx on xx/xx/2024 and xx/xx/2024.
The annual installment of combined taxes for 2023 has been paid in the amount of xx on xx/xx/2023.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan and, the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 18.50 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: 92.730% Tape Value: 91.135% |---| 1.595% |----| 1.59500% Comment: Original CLTV ratio percent is 92.730%. Tape Source: Initial Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 92.730% Tape Value: 91.135% Variance: 1.595% Variance %: 1.59500% Comment: Original Standard LTV (OLTV) is 92.730%. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is uninsured due to using the appraised value before it was eligible. The appraisal report shows the date of the prior sale or transfer was xx/xx/2024 in the amount of xxK. The subject's appraised value on xx/xx/2025 was xxK. No major upgrades or improvements have been made to the property."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5FY6Z55AKKN	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	76.061%	76.061%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx for the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
The second installment of county taxes for 2025/2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 22 years at xx. Additionally, BWR has 2 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 0 |---| 1 |----| Comment: Tape shows 0 but audit 1 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.764%   Tape Value: 63.587%   Variance: -26.823%   Variance %: -26.82300%   Comment: Tape shows 63.578% audit value is 36.764%   Tape Source: Initial   Tape Type:
																																																																																				Field: Borrower First Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows XXXX but audit value is xx xx: xx:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 36.76%. Tape shows rental income miscalculation. Revised DTI is 64%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been SE for 22 years at xx. Additionally, BWR has 2 years on the job as a xx at xx, FICO 793, xxK equity in the subject, and xx residual income."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UL1UW7O10Y0	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx. The mortgage was re-recorded on xx/xx/2026.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape the property is non-owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 12.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 3 |---| 1 |----| 33.33333% Comment: Tape shows age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 207.667%   Variance:    Variance %:    Comment: Tape shows borrower DTI ratio percent is 207.66%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower first name is xx.   xx: xx:
Field: Loan Documentation Type Loan Value: DSCR Tape Value: Full Documentation Variance: Variance %: Comment: Tape shows loan documentation is Full Documentation. Tape Source: Initial Tape Type:	3: Curable	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan documents. Subject is NOO purchase.

xx/xx/2026: Seller confirms that a lease agreement is not required. The proposed rent is calculated by the rent schedule available in the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "The tape shows early payment default. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VNXSWPYEVLM	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	Missouri	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.625%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	41.280%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx, BK/Pg #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2024 have been paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.	According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.625%. The current UPB reflected as per tape data is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 26.08 years as a xx. Also, BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 1 |---| 2 |----| 200.00000% Comment: Tape shows 1 and Audit value 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.280%   Tape Value: 71.019%   Variance: -29.739%   Variance %: -29.73900%   Comment: Tape shows 71.019% and Audit value 41.280%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX and Audit value xx.   xx: xx:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Tape shows 358 and Audit value 357. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 41.28%. Tape shows the lender did not include the increased amount of RE taxes in the DTI calculation. Revised DTI is 71.01%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been an SE for 26.08 years as a xx. Also, BWR receives social security income, FICO 762, xxK equity in the subject, and xx residual income."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the state regulations for the first lien prohibited fees test. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: xx."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test.

The subject loan is a refinance, originated on xx/xx/2026 and the SOL is 3 years."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The TRID violation test failed due to a decrease in lender credit on the final closing disclosure dated xx/xx/2026. The initial LE dated xx/xx/2025 reflects lender credit at xx. The final CD dated xx/xx/2026 does not reflect lender credit. This is a decrease of xx for a fee that has a 0% tolerance test.

The subject loan is a refinance, originated on xx/xx/2026 and the SOL is 3 years."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "A rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HK15UBINMZR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	38.053%	38.053%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	23.069%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
According to the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xx at xx, BWR1 was SE for 3.5 years at xx.
BWR2 receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: Tape shows the Age of loan 9, but the audit value shows 10. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the borrower's first name as XXXX, but the audit value shows XXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 38.053%   Tape Value: 39.000%   Variance: -0.947%   Variance %: -0.94700%   Comment: The tape shows the original CLTV ratio percent of 39.000%, but the audit value shows 38.053%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 38.053% Tape Value: 39.000% Variance: -0.947% Variance %: -0.94700% Comment: Tape shows the Original Standard LTV (OLTV) at 39.000%, but the audit value shows 38.053%. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the revised closing disclosure delivery date test. The revised closing disclosure receipt date is provided which is after the consummation date."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test.  The loan estimate dated xx/xx/2025 reflects points - loan discount fee at xx. The CD dated xx/xx/2025 reflects points - loan discount fee at xx. The loan estimate dated xx/xx/2025 reflects processing fee of xx. The CD dated xx/xx/2025 reflects processing fee of xx. This is a cumulative increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.  The subject loan is a refinance, originated on xx/xx/2025, and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged xx exceed fees threshold of xx by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged xx exceed fees threshold of xx by +xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents. The subject loan closed with an AVM report, and the AVM does not reflect the value. XXXX search shows an estimated value of xxK. Current UPB is xxK."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 23.06%. Tape shows undisclosed mortgage debt opened prior to closing. Revised DTI is 68.84%. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1 month on the job as a xx at xx. BWR2 receives social security income, FICO 646, 0X30 since inception, and xx residual income."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
04JZSCYVVV7	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	74.868%	74.868%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	33.469%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx for the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx and the interest rate is 6.375%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the seller's tape, the subject property is owner occupied.
Unable to determine the reason for the default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been an SE for 10.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 1 |---| 2 |----| 200.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 74.868%   Tape Value: 75.000%   Variance: -0.132%   Variance %: -0.13200%   Comment: Original CLTV ratio percent is 74.868%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.868%   Tape Value: 75.000%   Variance: -0.132%   Variance %: -0.13200%   Comment: Original standard LTV (OLTV) is 74.868%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is XXXX.   xx: xx:
																																																																																				Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Stated remaining term is 357. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 33.47%. The tape shows undisclosed mortgage debt, resulting in DTI exceeding guidelines. Further details not provided. BWR defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has been an SE for 10.5 years at xx. FICO 721 and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U8SUSZQTLAP	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	Michigan	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Refinance	94.403%	94.403%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.910%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgements or liens have been found.
The 1st and 2nd instalments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2025.
The annual Utilities/MUD charges for 2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the tape data is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape data is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/2026, the subject property is occupied by an unknown party.
BWR has 2.75 years on the job as a xx with xx. Additionally, BWR has 2.75 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 11 |---| 2 |----| 18.18181% Comment: As per the document age of loan 13 but tape shows 11. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note document borrower first name updated.   xx: xx:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the MI document updated.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 94.403%   Tape Value: 94.400%   Variance: 0.003%   Variance %: 0.00300%   Comment: As per the document original CLTV ratio percent 94.403% but tape shows 94.400%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 94.403%   Tape Value: 94.400%   Variance: 0.003%   Variance %: 0.00300%   Comment: As per the document original Standard LTV 94.403% but tape shows 94.400%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 348 Variance: -1 Variance %: -0.28735% Comment: As per the document stated remaining term is 347 but tape shows as 348. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to misrepresentation. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Reaching out to the seller to verify active MI status. PH is missing."	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2025."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.91%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Also, the tape shows the lender did not establish the continuance of BWR's income for employment out of the country. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.75 years on the job as a xx with xx. Additionally, BWR has 2.75 years on the job as a xx with xx, FICO 771, and xxK equity in the subject."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6BE52ETNIK8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument # xx in the amount of xx with xx. Lender is a limited liability company.
There is a credit card judgment against xx in favor of xx, which was recorded on xx/xx/2025 in the amount of xx.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB as per the tape is xx, and the deferred balance is xx. As per the deferral approval letter located at "xx" payments for due dates from xx/xx/2025 to xx/xx/2025 are deferred.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB as per the tape is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a reduction in income.
As per the servicing comment dated xx/xx/2025, the subject property is owner-occupied.
As per the comment dated xx/xx/2025, the trial plan was approved, which was effective from xx/xx/2025.
As per the comment dated xx/xx/2025, the loan was approved for a deferral program, which was effective from xx/xx/2025.
No details pertaining to the damage to the subject property have been observed.
As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure was closed due to reinstatement. Further details were not provided.
No post-close bankruptcy record has been found.
BWR has been SE for 7.75 years at xx.

Foreclosure Comments:As per the servicing comment dated xx/xx/2025, the foreclosure was initiated in 2025 with the loan. As per the servicing comment dated xx/xx/2025, the foreclosure was closed due to reinstatement. Further details were not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 38 Tape Value: 37 |---| 1 |----| 2.70270% Comment: Tape shows age of loan as 37, but audit value shows 38. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows borrower first name as xx, but audit value shows XXXX.   xx: xx:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Tape shows PMI active as Yes, but audit value shows No.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months Loan Value: 360 Tape Value: 327 Variance: 33 Variance %: 10.09174% Comment: Tape shows loan original maturity term months as 327, but audit value shows 360. Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded and reinstated; MI premium was not paid and the coverage was cancelled."	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. Loan estimate dated xx/xx/2023 reflects Appraisal Fee at xx. CD dated xx/xx/2023 reflects Appraisal Fee at xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FV5AAHNLYD2	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.307%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 in the amount of xx with the lender xx.
No active judgments or liens have been found.
The annual county taxes for 2025 were paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2026, the subject property is occupied by unknown party.
The loan has not been modified since origination.
BWR has 1 month on the job at xx. Additionally, BWR has been SE for 3 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 17 Tape Value: 15 |---| 2 |----| 13.33333% Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   xx: xx:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   xx: xx:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Audit value updated as per document.   xx: xx:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Audit value updated as per document. xx: xx:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.30%. Tape shows the property is NOO due to misrepresentation, causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1 month on the job at xx. Additionally, BWR has been SE for 3 years at xx, FICO 775 and xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2024 does not reflect Points - Loan Discount Fee. The CD dated xx/xx/2024 reflects Points - Loan Discount Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents.   TRID violation due to decrease in lender credit in final CD dated xx/xx/2024. Initial LE dated xx/xx/2024 reflects lender credit at xx. The final CD dated xx/xx/2024 reflects a lender credit of xx. This is a decrease of xx. A valid COC for the decrease in NSLC is missing from the loan documents.
																																																																																								Subject loan is a purchase case, originated on xx/xx/2024 and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9FHHAYI6G8A	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	91.000%	91.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.313%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx for the amount of xx with xx.
No active judgments or liens have been found.
The first and second installments of county taxes for 2025/2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received date. The current P&I is xx and the interest rate is 5.875%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the seller's tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as a xx at xx. BWR has prior employment experience with xx for 9 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 1 |---| 2 |----| 200.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.313%   Tape Value: 49.308%   Variance: 0.005%   Variance %: 0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower's first name is xx.   xx: xx:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx xx 5.   xx: xx:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Stated Remaining Term is 357. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows a non-warrantable condo due to critical repairs. The condo questionnaire is missing from the loan documents. Appraisal report was subject to completion, and the available 1004D confirms completion of repairs. XXXX search shows an estimated value of xxK. Current UPB is xxK."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2026 reflects the Appraisal Fee at xx. The CD dated xx/xx/2026 reflects the Appraisal Fee at xx. This is an increase in fee of +xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AW5O1W5DJ6W	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.490%	360	xx/xx/2025	xx/xx/2026	VA	Fixed	Refinance	68.532%	68.532%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	35.409%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 in the amount of xx with the lender xx.
No active judgments or liens have been found.
The first, second, third and fourth installments of county taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	As per the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received date. The current P&I is xx with an interest rate of 5.490%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
As per the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 receives social security and VA compensation income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 3 |---| 2 |----| 66.66666% Comment: Age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx is xx.   xx: xx:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-17.36   Variance %: -0.00300%   Comment: Original Appraised Value is xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 68.532%   Tape Value: 68.530%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original CLTV Ratio Percent is 68.532%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 68.532%   Tape Value: 68.530%   Variance: 0.002%   Variance %: 0.00200%   Comment: Original Standard LTV (OLTV) is 68.532%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 355 Tape Value: 356 Variance: -1 Variance %: -0.28089% Comment: Stated remaining term is 355. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan does not meet GNMA seasoning provision requirements. Further details not provided. Subject originated on xx/xx/2025."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Evidence of hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AVA8NWPIZDW	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	89.000%	89.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	35.588%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx for the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx and the interest rate is 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the seller's tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 1 |---| 1 |----| 100.00000% Comment: Tape shows 1 but audit value is 2 Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows XXXX but audit value is xx: xx:
Field: Stated Remaining Term Loan Value: 358 Tape Value: 357 Variance: 1 Variance %: 0.28011% Comment: Tape shows 357 but audit value is 358. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."
* Assets do not meet guidelines (Lvl 3)     "Tape shows gift funds were not properly sourced for funds to close. The bank statement in the file shows xx in assets and a gift fund of xxK supported with a receipt of acknowledgment, satisfying the cash-to-close requirement of xxK. Further details are not provided. The subject loan originated on xx/xx/2026."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2026 reflects cash to in the amount of xx."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/2026. The initial LE dated xx/xx/2026 reflects lender credit at xx. Final CD dated xx/xx/2026 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2026 and the 1-year SOL is active."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UTV6ZG7YNFT	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2026	xx/xx/2026	VA	Fixed	Refinance	48.330%	48.330%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 1 |---| 2 |----| 200.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name audit value is XXXX.   xx: xx:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: PMI is not applicable.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Stated remaining term audit value is 357. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on CD dated xx/xx/2026. Initial CD dated xx/xx/2026 reflects lender credit at xx. Final CD dated xx/xx/2026 reflects lender credit at xx. This is decrease of -xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a refinance, originated on xx/xx/2026 and the 3-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan did not meet the VA IRRRL seasoning requirements. Further details not provided. Subject originated on xx/xx/2026."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Q3GKHCYW0UU	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2026	xx/xx/2026	VA	ARM	Refinance	70.210%	70.210%	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with bk/pg #xx for the amount of xx with xx.
There are 2 criminal judgments against the borrower in favor of xx recorded on xx/xx/2026.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx and the interest rate is 4.250%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the tape as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the tape is xx.
As per the seller's tape, the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The subject loan was approved as a streamline refinance.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 1 |---| 2 |----| 200.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 9.250%   Tape Value: 5.000%   Variance: 4.250%   Variance %: 4.25000%   Comment: Updated as per loan audit.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx.   xx: xx:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI Active is No.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 5.250%   Tape Value: 1.000%   Variance: 4.250%   Variance %: 4.25000%   Comment: Max rate at First adjustment is 5.250%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 357 Tape Value: 358 Variance: -1 Variance %: -0.27932% Comment: Stated remaining term is 357. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan charges discount points that are not paid for the purpose of reducing the interest rate and do not, in fact, result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows a post-close re-sign caused a delivery delay, resulting in the first ARM adjustment date being out of compliance relative to the delivery date. Further details not provided. Subject originated on xx/xx/2026."
																																																																																							* Required Documentation Missing (Lvl 3) "The subject loan has a single-premium MI plan, and the full amount for MI is charged at closing."	* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LIJSKRKQCIZ	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	9.250%	240	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	81.398%	81.398%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.143%	Second	Short Form Policy	xx	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There is one prior mortgage against the subject property in favor of xx for xx on xx/xx/2020 and was recorded on xx/xx/2021 in the amount of xx.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
For Parcel # xx
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 9.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as a xx for 23.91 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Age of Loan is 4 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.143%   Tape Value: 40.140%   Variance: 0.003%   Variance %: 0.00300%   Comment: Borrower DTI Ratio Percent is 40.143%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.398%   Tape Value: 74.727%   Variance: 6.671%   Variance %: 6.67100%   Comment: Original CLTV Ratio Percent is 81.398%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.398%   Tape Value: 17.797%   Variance: 63.601%   Variance %: 63.60100%   Comment: Original Standard LTV is 81.398%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: $-594.99 Variance %: -38.21681% Comment: Original Stated P&I is xx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape and file show the LE dated xx/xx/2025 was not issued within the required three-business-day regulatory timeframe following the application date of xx/xx/2025. Further details were not provided. Subject originated on xx/xx/2025."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "Loan failed the RESPA timing test due to the Settlement Services Provider List and the Homeownership Counseling Organization Disclosure were issued 4 days after the initial application date. The initial application date is xx/xx/2025, and the documents are dated xx/xx/2025."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial loan estimate is dated xx/xx/2025 and electronically signed on xx/xx/2025 which is more than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for delivery timing of initial loan estimate."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated xx/xx/2025 delivered on xx/xx/2025 is more than 3 business days from initial application date xx/xx/2025. Subject loan is a refinance, originated on xx/xx/2025 and the 3-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx)(xx)) due to an APR calculated at 9.814% exceeding the APR threshold of 9.140% by +0.674%. The subject loan is a second lien. First lien is escrowed."		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
526OUYKJYFE	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$4,689.44	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	8.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	86.634%	86.634%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.416%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025/2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026, respectively.
The 1st and 2nd installments of supplemental county taxes for 2025/2026 are delinquent in the total amount of xx, which is good through xx/xx/2026.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 8.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 9.08 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 5 |---| -3 |----| -60.00000% Comment: As per the document age of loan 2 but tape shows 5. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: Not Applicable   Tape Value: xx/xx/2026   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.88571%   Comment: As per the document original appraised value xx, but tape shows xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 86.634%   Tape Value: 90.000%   Variance: -3.366%   Variance %: -3.36600%   Comment: As per the document original CLTV ratio percent 86.634% but tape shows 90.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: As per the document original note doc date updated.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 86.634%   Tape Value: 90.000%   Variance: -3.366%   Variance %: -3.36600%   Comment: As per the document original Standard LTV 86.634% but tape shows 90.000%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per the document, the purpose of the refinance is cash out—other, but the tape shows change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: As per the document purpose of transaction is cash out but tape shows refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject originated as OO on xx/xx/2025. BWR listed property for rent on xx/xx/2026 and listed for rent on and off into June 2026. Treating as NOO. Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows early payment default. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 47.41%. Review of file shows subject is NOO as BWR listed property for rent on and off from February 2026 into June 2026. Treating as NOO. BWR defect. Subject originated xx/xx/2025 and the 3 year SOL is active. BWR has been SE for 9 years at xx. FICO 728. xxK equity in subject. 2X30 since inception."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(xx) (xx)) due to an APR calculated at 9.098% exceeds APR threshold of 7.760% over by +1.338%. The subject loan is escrowed. This loan is compliant with regulation 1026.35(xx), (xx) and (xx).

																																																																																								Loan failed the CA AB 260 higher-priced mortgage loan test (CA AB 260, California Financial Code Division 1.9 4995(xx)) due to an APR calculated at 9.098% exceeds APR threshold of 7.760% over by +1.338%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VBJRL66ND2O	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Refinance	74.612%	74.612%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.076%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for the default is loss of income.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has been SE for 3 years at xx. Additionally, BWR receives alimony income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 48.076% Tape Value: 54.560% |---| -6.484% |----| -6.48400% Comment: BWR DTI is 48.076%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-2000.00   Variance %: -0.30349%   Comment: Appraised value is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2024   Tape Value: xx/xx/2024   Variance: -5 (Days)   Variance %:    Comment: Note date is xx/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 74.612%   Tape Value: 74.384%   Variance: 0.228%   Variance %: 0.22800%   Comment: LTV is 74.612%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000001   Tape Value: 0000000000000000BBBBBBBB   Variance:    Variance %:    Comment: Updated as per PH   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan was repurchased from the FNMA. Further details not provided. Subject loan was originated on xx/xx/2024."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 48.07%. The tape reflects an increased DTI of 54.56%. Further details not provided. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 3.08 years at xx, FICO 731, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9RTJX261WF5	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	40.206%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.250%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 4.75 years on the job as a xx with xx.  BWR2 has 6.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape shows the subject property is ineligible due to the structural inspection certificate by a licensed professional being missing. Appraisal report is as is, and the comment addendum shows settlement was detected through interior sheetrock cracks and exterior brick cracks. The foundation inspection report available in the file shows the subject property is structurally sound and livable. The inspection report was not done by a licensed professional. An engineer's certificate from a licensed professional verifying the structural integrity of the subject property and the completion of required repairs is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
E8TURDNOJWX	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	56.818%	56.818%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.017%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.50%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives social security income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: It is updated as per document. Tape Source: Initial Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: It is updated as per document.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -5 (Days)   Variance %:    Comment: It is updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: It is updated as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: It is updated as per document.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Mobile Home Variance: Variance %: Comment: It is updated as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.01%. Tape shows undisclosed liability. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives social security income, FICO 665, 0X30 since inception, and xxK equity in the subject."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per the appraisal report, which is located at "xx" the subject property type is a manufactured home. The manufactured home rider attached with the recorded mortgage located at "xx" states that the manufactured home with serial # xx has been affixed to the permanent foundation."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
VJLB0S05CY9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior mortgage against the subject property in the favor of xx, which was recorded on xx/xx/1991 in the amount of xx.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The 2nd installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.990%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB, reflected as per the payment history, is xx.
As per the collection comment dated xx/xx/2026, the reason for default is curtailment of income.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not Applicable Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: DSCR   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type is DSCR   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx Number is XXXX.   xx: xx:
Field: Original Note Doc Date   Loan Value: xx/xx/2025   Tape Value: xx/xx/2025   Variance: -6 (Days)   Variance %:    Comment: Original Note doc date is xx/xx/2025.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction is Cash Out   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Attached Tape Value: Detached Variance: Variance %: Comment: Subject property deteched/attached is attaahched Tape Source: Initial Tape Type:	4: Unacceptable	* Lease Agreement is missing (Lvl 4) "The seller confirms lease agreement is not available. Rental income was calculated using form 1007."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan was repurchased due to EPD. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
P7TW4KJQDWH	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	Mississippi	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.124%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.188%	104.700%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	53.194%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.12400%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2026, the reason for default is curtailment of income.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 2.25 years on the job as a xx at xx. Additionally, BWR1 receives child support income. BWR2 has 6.75 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 53.194% Tape Value: 53.000% |---| 0.194% |----| 0.19400% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 104.700%   Tape Value: 96.500%   Variance: 8.200%   Variance %: 8.20000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 98.188%   Tape Value: 96.500%   Variance: 1.688%   Variance %: 1.68800%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "The tape shows the subject loan is not FHA insured."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete, as the initial CD is missing from loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "The loan failed the GSE (xx) QM points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx.

The loan failed the QM lending policy points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
Underwriting Fee paid by Borrower: xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan does not qualify when the xx FHLB grant is correctly treated as a gift rather than subordinate financing, resulting in a refer finding and ineligibility for manual underwriting. Final CD shows xxK as help grant. The subject loan originated on xx/xx/2025."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service providers list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "The loan failed the FHA QM rebuttable presumption points and fees test due to fees charged of xx exceeding the fees threshold of xx by +xx.
The test incorporates the following list of fees:
Points - Loan Discount Fee paid by Borrower: xx
Processing Fee paid by Borrower: xx
																																																																																							Underwriting Fee paid by Borrower: xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed the FHA qualified mortgage safe harbor threshold test due to APR calculated at 7.219% exceeds the APR threshold of 8.006% under by -0.787%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1FI8Q1BEZCH	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	Second	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	73.819%	73.819%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.274%	Second	Final policy	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
There is one active prior mortgage against the subject property in the favor of xx for xx, which was recorded on xx/xx/2021 in the amount of xx.
The 1st, 2nd, 3rd, and 4th installments of city taxes for 2026 have been paid in the total amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2026, and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
  No post-close bankruptcy record has been found.
BWR has 6.58 years on the job as a xx, Massachusetts.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: Tape shows 1 but audit value is 0 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.274%   Tape Value: 66.216%   Variance: -31.942%   Variance %: -31.94200%   Comment: Tape show 66.216% but audit value is 34.274%   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 73.819%   Tape Value: 69.734%   Variance: 4.085%   Variance %: 4.08500%   Comment: Tape shows 69.734% but audit value 52.650%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: 73.819% Tape Value: 28.456% Variance: 45.363% Variance %: 45.36300% Comment: Tape shows 28.456% but audit value is 52.650% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 34.27%. Tape shows PITI miscalculation for the subject's first lien and additional debt was missed. Revised DTI is 66.22%. Further details not provided. Lender defect. Subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 6.58 years on the job as a xx, Massachusetts; FICO 806, xxK equity in the subject; and xx residual income."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
JMQ4VDGFE1D	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington D.C.	xx	xx	xx	Washington D.C.	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	77.778%	77.778%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has been SE for 8.58 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 33.850% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 27.726%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: 36 (Days) Variance %: Comment: Original Note Doc Date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "The TRID tolerance test is incomplete due to the initial LE being missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR is on the do not lend list of the investor. Further details not provided. Subject loan was originated on xx/xx/2025."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "The settlement service providers list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer is missing from the loan file."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
XWSPCEXN5LB	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	56.522%	56.522%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	xx	Not Applicable	24.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument no. xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments of city taxes for 2026 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB is xx.	Collections Comments:As per the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 24.632%   Tape Value: 24.630%   Variance: 0.002%   Variance %: 0.00200%   Comment: BWR DTI ratio percent is 24.632%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR first name is xx.   xx: xx:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx number is XXXX.   xx: xx:
Field: Original CLTV Ratio Percent   Loan Value: 56.522%   Tape Value: 57.000%   Variance: -0.478%   Variance %: -0.47800%   Comment: Original CLTV ratio percent is 56.522%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 56.522%   Tape Value: 57.000%   Variance: -0.478%   Variance %: -0.47800%   Comment: Original Standard LTV (OLTV) is 56.522%.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 0.01005% Comment: Original stated P&I is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the condo project is ineligible for sale as the parking structure had structural issues due to water infiltration. Review of the structural concrete testing report shows the project needs the installation of traffic coatings and galvanic anodes. 1004D or an inspection report by a qualified professional is missing from the loan documents. Condo questionnaire is missing from the loan documents. XXXX search shows an estimated value at xxK. Current UPB is xxK."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The subject loan closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. XXXX search reflects an estimated value of xxK. Current UPB is xxK."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "The loan failed charges that cannot increase the 0% tolerance test. The loan estimate dated xx/xx/2025 does not reflect Condo Processing Costs. The FCD dated xx/xx/2025 reflects Condo Processing Costs of xx. This is an increase in fee of xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx/xx/2025, and the 1-year SOL is active.

The loan failed charges that in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and the recording fee at xx. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of +xx for charges that in total cannot increase more than 10% test."
* Missing or error on the Rate Lock Document (Lvl 3)     "The rate lock agreement signed by the borrower is missing from the loan file."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Evidence of hazard insurance is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36BF0XHQ4V5	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	Indiana	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.490%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	42.752%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.490%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 8 months on the job as an xx at xx, BWR had 8.66 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 42.752% Tape Value: 50.000% |---| -7.248% |----| -7.24800% Comment: Tape shows 50,000% but audit value is 42.725%. Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 42.72%. The tape shows an income calculation error. The departing residence has since been sold, removing the associated mortgage liability. Revised DTI is 50%. Lender defect. The subject originated on xx/xx/2025, and the 3-year SOL is active. BWR has 8 months on the job as an xx at xx, FICO 793, 0X30 since inception, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W0EAOR4JJWC	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	29.660%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025/2026 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
Unable to determine the reason for the default.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 4 days on the new job as a xx with xx. BWR1 has prior employment experience as a xx with xx for 2.33 years. BWR2 has 4 years on the job as an xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 29.660% Tape Value: 30.000% |---| -0.340% |----| -0.34000% Comment: Borrower DTI audit value is 29.660%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current audit value is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: Occupancy at origination is primary. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent. Further details not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 29.66%. Tape shows the subject is NOO due to occupancy misrepresentation, as the subject was listed for rent, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 4 days on the new job as a xx with xx; BWR2 has 4 years on the job as an xx with xx, FICO 801, 1X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
J9QBKZD8U1T	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Cash Out	46.753%	46.753%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx/xx/2026	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument no. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is non-owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 46.753% Tape Value: 46.750% Variance: 0.003% Variance %: 0.00300% Comment: Original standard LTV (OLTV) is 46.753%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Tape and appraisal report show subject to the completion of the back porch, living room wall, and replacement of the front window. The required 1004D or structural inspection report by a licensed professional is missing. The estimated cost to cure is not available in the loan file, and the final CD does not reflect the escrow holdback amount."	* Property Marketability Issues (Lvl 3) "Subject was originated on xx/xx/2026 in the amount of xxK on an appraised value of xxK. Online sites show an estimated value of xxK. Current UPB xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y2SQ7ZM9BR3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.875%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Cash Out	75.000%	75.000%	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is excessive obligations.
As per the tape, the subject property is non-owner-occupied.
As per comment dated xx/xx/2025, there is a payment dispute with lender. Further details not provided.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller's response, there is no servicing history prior to when the loan was purchased and onboarded.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B1 self employed is N/A. Tape Source: Initial Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.03   Tape Value: 1.00   Variance: 0.03   Variance %: 3.00000%   Comment: DSCR is 1.03.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Mortgage reflects xx number as XXXX.   xx: xx:
																																																																																				Field: Payment History String Loan Value: 00000001M Tape Value: 000010BBBBBBBBBBBBBBBBBB Variance: Variance %: Comment: Payment history string 00000001M. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GQOQER31ZNQ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE as an xx for 7.08 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.882% Tape Value: 48.877% |---| 0.005% |----| 0.00500% Comment: BWR DTI ratio percent is 48.88%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in Forbearance Indicator is Unavailable   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "The tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 48.88%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. Lender defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR has been SE as an xx for 7.08 years. FICO 772, 2X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2023, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
ZZR9MS6I7XJ	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	48.682%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2026 has been due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.99%. The current UPB reflected as per the payment history is xx. PH dated xx/xx/2026 shows an additional principal payment of xx was made. As per the comment dated xx/xx/2026, it is borrower made payment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the data tape, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR1 has 11.75 years on the job as an xx with xx.
BWR2 has 1.50 years on the job as a xx at xx. Additionally, BWR 2 has 0.83 years on the job as a xx at xx.66 years on the job as a xx at xx. BWR 2 has multiple prior employment experiences as a xx with xx between xx/xx/2018 and xx/xx/2022, for 3.66 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 48.682% Tape Value: 48.693% |---| -0.011% |----| -0.01100% Comment: Borrower DTI ratio percent is 48.682%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to the completion of new construction. The seller-provided 1004D reflects only interior repairs completed and exterior items yet to be completed. The estimated cost to cure is xxK. Final 1004D is missing from the loan documents. The final CD does not reflect the escrow holdback."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 48.68%. Tape shows the lender miscalculated student loan debt. Revised DTI is 60.42%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 11.75 years on the job as an xx with xx; BWR2 has 1.50 years on the job as a xx at xx, FICO 753, 0X30 since inception, xxK equity in the subject, and xx residual income.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
N2MXZYE4AW6	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	Yes	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2020	xx/xx/2020	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2020	xx	Primary	Yes	Yes	No	xx	Not Applicable	37.743%	First	Short Form Policy	Not Applicable	Not Applicable	xx/xx/2023	xx	xx	2.990%	xx	xx/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2020 and recorded on xx/xx/2020 with Book/Page # xx in the amount of xx with xx, Ltd.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.99%. The current UPB reflected as per the payment history is xx. As per the deferment agreement located at "xx" the deferred amount is xx. The due dates were adjusted due to deferment.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2024, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2023.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.33 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx on xx/xx/2023. As per the modified terms, the new principal balance is xx. The monthly P&I is xx with an interest rate of 2.990% beginning on xx/xx/2023 and a maturity date of xx/xx/2063. There is a deferred balance of xx and no principal forgiven amount.	Missing Initial LE Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 37.743% Tape Value: 37.015% |---| 0.728% |----| 0.72800% Comment: BWR DTI ratio percent is 37.743%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -13 (Days)   Variance %:    Comment: Doc date of last modification is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 4.40798%   Comment: Modification interest bearing amount is xx.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx Tape Value: xx Variance: xx Variance %: 20.70248% Comment: Original stated P&I is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 37.74%. Tape shows asset misrepresentation, as the bank statements provided by BWR are not factual. Further details not provided. BWR defect. The subject loan originated on xx/xx/2020, and the 3-year SOL has expired. BWR has 4.33 years on the job as an xx at xx, FICO 713, and xxK equity in the subject."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as the initial LE is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
U7IP88BNMIO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	Hawaii	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	69.856%	69.856%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	41.633%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with xx. xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 were paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 6 years at xx.
BWR2 has been SE for 5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current appraisal value is xx. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is pmi not active.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 41.63%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR1 has been SE for 6 years at xx. BWR2 has been SE for 5 years at xx, FICO 734, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Z4NUVNZBB9H	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	New York	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	93.001%	93.001%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Commercial Prop	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	30.358%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2025, the reason for default is a servicing problem.
As per the tape data, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a xx at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.358% Tape Value: 30.306% |---| 0.052% |----| 0.05200% Comment: Borrower DTI ratio percent is 30.358%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification interest bearing amount is NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the property is NOO due to misrepresentation, as the subject property appears to have been utilized as a short-term rental. Further details were not provided. Elevated for client review."
* Property is Commercial Prop (Lvl 4) "Subject was approved as OO. Tape shows subject is used as a short-term rental since September of 2023. Treating it as commercial property. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 30.36%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Also, tape shows the subject property appears to have been utilized as a short-term rental since September 2023, and the borrower was unable to provide documentation confirming occupancy. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL has expired. BWR has 1.33 years on the job as a xx at xx, FICO 660, 1X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase, originated on xx/xx/2023 and the 1-year SOL has expired.

																																																																																								This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5BCZWIAJBH8	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	xx	42.652%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the servicing comment dated xx/xx/2026, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.75 years on the job as a xx with xx, BWR had 4 months on the job as a xx with xx.
BWR2 has been SE as an xx for 3.66 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.652% Tape Value: 42.343% |---| 0.309% |----| 0.30900% Comment: BWR DTI ratio percent is 46.449%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: is in forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: PMI active is no.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 42.65%. Tape shows subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR1 has 1.75 years on the job as a xx with xx. BWR2 has been SE as an xx for 3.66 years. FICO 739, 0X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36Y1G2X267Y	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Investor	Yes	Yes	No	xx	Not Applicable	43.222%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is occupied by a non-owner.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.08 years on the job as an xx at xx. BWR has prior employment experience as an xx with xx between xx/xx/2022 and xx/xx/2023 for 1.33 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: xx Tape Value: xx |---| xx |----| 4.52830% Comment: Tape shows xx but audit value shows xx. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows NO but audit value shows NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 43.22%. The tape shows BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1.08 years on the job as an xx at xx, FICO 689, 0X30 in the last 24 months, and xxK equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R45NLCONCRS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	No	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.803%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the reason for default is payment adjustment.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2 years on the job as a xx with xx. Additionally, BWR has been SE as an xx for 3.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to misrepresentation as the BWR never occupied the property. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 48.80%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Also, the tape shows rental income from the REO property is not supported, as the property was listed for lease after the start of the lease. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 2 years on the job as a xx with xx. Additionally, BWR has been SE as a xx for 3.16 years, FICO 799, 0X30 in the last 24 months, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
WW3L3OZ519R	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.500%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.483%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx. No active judgments or liens have been found. The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025. The annual installment of city taxes for 2025 has been paid in the amount of xx on xx/xx/2026. No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing. According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx. As per tape data, the property is owner-occupied. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
BWR has 4.16 years on the job as an xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is xx. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Is PMI active is no.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to occupancy misrepresentation. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 46.48%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2023, and the 3-year SOL is active. BWR has 4.16 years on the job as an xx at xx. FICO 754, 0X30 in the last 24 months, and xxK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OA9MLUAH7M8	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	39.419%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB, reflected as per the payment history, is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.75 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Is in Forbearance Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the NOO due to the subject property was listed for rent after closing. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "The tape shows MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 39.42%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.75 years on the job as a xx at xx. FICO 803, 0X30 in the last 24 months, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
TIQSGVMEYLB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	45.908%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026.The current UPB is xx.
Unable to determine the reason for the default.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 6.75 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.908% Tape Value: 45.753% |---| 0.155% |----| 0.15500% Comment: Borrower DTI ratio percent is 45.908%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the BWR did not occupy the subject after closing. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 29.66%. Tape shows the subject is NOO, as the BWR did not occupy the subject after closing, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has been SE for 6.75 years at xx, FICO 735, 1X30 in the last 24 months, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77LLN7JPBLS	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Commercial Prop	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	38.635%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the seller tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 4.16 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject loan approved as OO. Tape shows the subject is NOO due to misrepresentation, as the BWR listed the property for rent after closing. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4)     "Tape shows MI was rescinded."
																																																																																						* Property is Commercial Prop (Lvl 4) "Tape shows the subject property is OO and is listed for short-term rental. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 38.63%. Tape shows the income and occupancy misrepresentation, causing the lender to omit the BWR primary housing expense. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 4.16 years on the job as a xx with xx. FICO 795, 0X30 in the last 24 months, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DPY0ND2ZJ3T	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.375%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	71.883%	71.883%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.933%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2025, the reason for default is a payment dispute.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
BWR has 3 months on the job as a xx at xx.
BWR has prior employment experience as an xx with xx for 1.41 years.
Previously, BWR was SE as an xx for 2.83 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.93%. Tape shows the lender did not obtain VOE at the time of closing and omitted debt without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 3 months on the job as a xx at xx, FICO 635, 3X30 in the last 21 months, and xxK equity in the subject."		* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UIXNXLKKRNZ	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the RFD.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xx at xx. Additionally, BWR has 1 year on the job as a xx at xx, BWR had 1.41 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, due to occupancy misrepresentation. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved as OO at 49.98%. Tape shows the subject is NOO, due to occupancy misrepresentation, causing the lender to omit BWR primary housing expense. Additionally, tape shows BWR misrepresentation, as the rental income REO is not supported by receipt of payment, and BWR has re-listed the REO for rent. Further details not provided. BWR defect. BWR has 10 months on the job as a xx at xx. Additionally, BWR has 1 year on the job as a xx at xx, FICO 738, 1X30 in the last 24 months, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2R026PRJB8H	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	6.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.460%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, Ltd.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 6.875%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has been SE for 9.83 years at xx.
BWR2 has 1.25 years on the job as an xx at xx, BWR2 was an SE for 9.5 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: As per the document, the current value is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the document, Is in forbearance indicator is unavailable, but the tape shows no.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: As per the document, modification interest bearing amount is not applicable, but the tape shows xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.46%. Tape shows lender missed VOE showing BWR2 as not working at closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has been SE for 9.83 years at xx. BWR2 has 1.25 years on the job as an xx at xx, FICO 786, 0X30 since inception, and xxK equity in the subject.

xx/xx/2026: Downgraded to LVL 2 as per PH."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under-disclosed amount of -xx. The subject loan is a purchase, originated on xx/xx/2024 and the 1-year SOL has expired.

																																																																																								This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9HESF1UEXNY	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.762%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx, Ltd.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
As per the collection comments dated xx/xx/2024, the subject property was impacted by disaster. The estimated cost of repairs is not available. Subsequent comments do not show any damages and repairs."
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.66 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.762% Tape Value: 49.755% |---| 0.007% |----| 0.00700% Comment: Tape shows the borrower DTI ratio percent is 49.762%, and the audit value shows 49.762%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value is xx, and the audit value shows xx.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Forbearance indicator is NA.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows the modification interest bearing amount is xx, and the audit value shows NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.76%. Tape shows undisclosed mortgage debt. The revised DTI is 52.46%. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 2.66 years on the job as a xx at xx. FICO 744, 0X30 in the last 24 months, xxK equity in the subject, and xx residual income."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
																																																																																								The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HAWAYBA1TBO	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	46.414%	46.414%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	40.174%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual utility charges for 2025 are delinquent in the amount of xx, which is good through xx/xx/2026.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
The reason for default is undetermined.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 10 months on the job as an xx with xx. BWR2 had prior employment experience as a xx with xx for 2.08 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.174% Tape Value: 40.163% |---| 0.011% |----| 0.01100% Comment: Borrower DTI Ratio percent is 40.174%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is xx.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Is in Forbearance Indicator is Unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is N/A.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the property is NOO due to misrepresentation, and the subject property was listed for rent the day after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.17%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR2 has 10 months on the job as an xx with xx, FICO 772, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA finance charge test. Finance charge disclosed on the final CD is xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "The rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
OFLCNIBQHS7	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.875%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	93.007%	93.007%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.458%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025-2026 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1 month on the job as a xx at xx, BWR had 2.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 40.458% Tape Value: 40.564% |---| -0.106% |----| -0.10600% Comment: BRW DTI ratio percent is 40.458%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 2.14285%   Comment: Current value is xx.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Forbearance indicator is NA.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification interest bearing amount is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded"		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.45%. Tape shows subject is NOO due to misrepresentation causing the lender to omit BWR primary housing expense. Tape also shows BWR was employed for family and did not disclose or provide tax returns. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 1 month on the job as a xx at xx, FICO 763, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GBGJ32DR8ZS	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	40.269%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 3.75 years on the job as an xx at xx.
BWR2 has 1.41 years on the job as a xx at xx, BWR2 had 1.75 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification interest bearing amount is NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows property is NOO due to misrepresentation as the BWR never move in and the subject property was listed for rent two months after closing. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 40.26%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 3.75 years on the job as an xx at xx. BWR2 has 1.41 years on the job as a xx at xx, FICO 726, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Y6AWYYJ4JGN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Nevada	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	33.403%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st to 4th installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025, xx/xx/2025, xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per comment dated xx/xx/2025, the RFD is servicer change.
As per the tape, the property is owner occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as an xx with xx, BWR1 had 3.08 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance Indicator is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is not Applicable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject approved at 33.40%. Tape shows undisclosed auto loan debt. Revised DTI is 52%. Further details not provided. BWR defect. The subject loan was originated on xx/xx/2024, and the 3-year SOL is active. WR1 has 1 month on the job as an xx with xx, FICO 750, 1X30 since inception, xxK equity in the subject, and xx residual income."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
FQVLZVKQEUN	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.769%	90.769%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	25.398%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1 month on the job as a xx at xx. BWR1 has prior employment experience as a xx with xx for 1.08 years. Prior to that, BWR1 was a student with the xx between xx/xx/2021 and xx/xx/2022 for 1.75 years.
BWR2 has 7.91 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
																																																																																				Field: Temporary Buydown? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Temporary buydown? is not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to misrepresentation as the BWR never moved in and the subject property was listed for rent two months after closing. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 25.39%. Tape shows subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 1 month on the job as a xx at xx. BWR2 has 7.91 years on the job as an xx with xx, FICO 797, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GF6O1FN31ZW	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.249%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with Book #xx, Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:As per the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 5.41 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 34.249% Tape Value: 34.154% |---| 0.095% |----| 0.09500% Comment: Tape shows 34.154% but audit value shows 34.249%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 34.24%. Tape shows the lender did not verify the BWR was not employed prior to loan closing. Lender defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 5.41 years on the job as a xx with xx, FICO 740, 0X30 since inception, and xxK in equity in the subject."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."		* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YAC2SCQDSDX	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.665%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument book/page # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is xx Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO, due to misrepresentation as BWR listed property for rent right after closing. Further details not provided. Elevated for client review."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 36.66%. Tape shows the subject is NOO due to misrepresentation causing the lender to omit the BWR primary housing expense. Further details are not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 11 years on the job as a xx with xx, FICO 770, and xxK equity in the subject. 0X30 last 18 months."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
W7G7PZ59BZG	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	90.029%	90.029%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	xx	49.453%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual utilities/MUD charges for 2025 have been paid in the total amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape data, the subject property is owner-occupied.
The loan has not been modified since origination.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4 months on the job as a xx at xx. BWR1 had multiple jobs in the last 2 years.
BWR2 has 10 months on the job as an xx at xx, BWR2 had 1.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.453% Tape Value: 49.218% |---| 0.235% |----| 0.23500% Comment: Tape shows 49.218% but audit value shows 49.455%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicabele   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in foberance insicator is Unavaible   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.029%   Tape Value: 90.000%   Variance: 0.029%   Variance %: 0.02900%   Comment: Tape shows 90.00% but audit value shows 90.029%.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Commercial Prop Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the subject is NOO due to misrepresentation and the subject property was listed for rent right after closing. Further details not provided. Elevated for client review."
* Property is Commercial Prop (Lvl 4) "Subject was approved as OO. Tape shows the subject is to be rented as a short-term rental. Treating it as commercial property. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as OO at 49.45%. Tape shows subject is NOO due to misrepresentation causing lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR1 has 4 months on the job as a xx at xx. BWR2 has 10 months on the job as an xx at xx, FICO 704, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as xx. Calculated finance charge is xx for an under disclosed amount of -xx. The subject loan is a purchase, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AJ4APGD3YPI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Massachusetts	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	36.331%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual utilities/MUD charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 16.08 years on the job as a xx. Additionally, the BWR has 2.75 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows Current value is xx but audit value is given as NA. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per Doc   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows Modification interest bearing amount is xx but audit value is NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows NOO as BWR bought property for his mother to live in. Further details not provided. Elevated for client review.""
* Private Mortgage Insurance is not active (Lvl 4) "The tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 36.33%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2024, and the 3-year SOL is active. BWR has 16.08 years on the job as a xx. Additionally, the BWR has 2.75 years on the job as a xx at xx. FICO 660, 0X30 since inception, and xxK equity in the subject."
* Cash out purchase (Lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/2024 reflects cash to the borrower in the amount of xx."
* Compliance Testing (Lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date was less than six business days before the consummation date.
The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."
																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2024, and the 1-year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68I0E303WSR	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.250%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	87.654%	87.654%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a prior state tax lien against the xx in favor of the xx, which was recorded on xx/xx/2018 in the amount of xx.
The first and second installments of county taxes for 2025-2026 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.250%. The current UPB, reflected as per the payment history, is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 8.58 years on the job as a xx with xx.   BWR2 has 8 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.497% Tape Value: 44.484% |---| 0.013% |----| 0.01300% Comment: Borrower DTI Ratio Percent is 44.497%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject approved at 44.49%. Tape shows the lender used unsupported co-borrower income to qualify the loan. Revised DTI is 63%. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 8.58 years on the job as a xx with xx. BWR2 has 8 years on the job as a xx with xx. FICO 779, xxK equity in the subject, and xx residual income. 0X30 last 15 months."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F20QW4NOP6N	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	Minnesota	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	48.162%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
The 2nd installment of county taxes for 2025 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 2.58 years on the job as a xx. Additionally, BWR has 3.16 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows No and Audit value Unavailable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows xx and Audit value N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 48.16%. Tape shows the lender did not reverify that the borrower was employed prior to closing. Lender defect. The subject loan was originated on xx/xx/2025, and the 3-year SOL is active. BWR has 2.58 years on the job as a xx, FICO 808, 0X30 since inception, and xxK equity in the subject."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal was completed subject to repairs. 1004D shows the subject is 95% complete except for the exterior items, which are not completed due to the weather, the builder's SOD, and the irrigation system. Cost to cure is xx. Final 1004D inspection certifying completion of all repairs is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4ENBZM4KU7O	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.058%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.16 years on the job as an xx at xx. Additionally, BWR has 4 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is xx Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in Forbearance Indicator is Unavailbele.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the NOO due to the subject is listed for rent the next day after closing. Further details not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 46.06%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 1.16 years on the job as an xx at xx. Additionally, BWR has 4 years on the job as a xx at xx. FICO 701, 0X30 since inception, and xxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test. The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
URB6HCY6ODD	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	44.122%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
The annual installment of utilities/MUD charges for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR1 has 1.66 years on the job as an xx at xx. Additionally, BWR1 has 3.83 years on the job as a xx at xx.
BWR2 has been SE for 4 years at xx. Additionally, BWR2 has been SE as a xx for 2.16 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 44.122% Tape Value: 44.037% |---| 0.085% |----| 0.08500% Comment: Tape shows the borrower DTI ratio percentage as 44.037%, but the audit value shows 44.122%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the current value as xx, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Tape shows the Is In Forbearance Indicator No, but the audit value shows Not Applicable.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape shows the Modification Interest Bearing Amount xx, but the audit value shows Not Applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows NOO due to subject property was listed for rent less than a month after closing. Further details not provided. Elevated for client review."
* Private Mortgage Insurance is not active (Lvl 4) "The tape shows the subject loan is not insured."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved as OO at 44.12%. The tape shows the subject is NOO due to occupancy misrepresentation, causing the lender to omit BWR primary housing expenses. Further details not provided. BWR defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 1.66 years on the job as an xx at xx. Additionally, BWR1 has 3.83 years on the job as a xx at xx. BWR2 has been SE for 4 years at xx. Additionally, BWR2 has been SE as a xx for 2.16 years. FICO 761, 0X30 since inception, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by -xx.
																																																																																								The subject loan is a purchase case, originated on xx/xx/2025, and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
MVF7WHLOD0A	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.191%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
There are two prior judgments against the borrower in favor of xx, which were recorded on xx/xx/2007 and xx/xx/2014 in the total amount of xx.
There are three prior criminal judgments against the borrower in favor of the state of Florida; the first one was recorded on xx/xx/2008 in the amount of xx, the second was recorded on xx/xx/2012 in the amount of xx, and the third was recorded on xx/xx/2014 in the amount of xx. The third judgment was renewed and recorded on xx/xx/2015.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
Unable to determine the reason for default.
As per the tape data, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.33 years on the job as a xx with xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification interest bearing amount is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. Tape shows the subject is NOO, as the subject was listed for rent after closing. Further details not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved as OO at 29.66%. Tape shows the subject is NOO, as the subject was listed for rent after closing, causing the lender to omit the BWR primary housing expense. Further details not provided. BWR defect. Subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 7.33 years on the job as a xx with xx, FICO 781, 0X30 in the last 10 months, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
YGWQDHV6QL4	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	New Jersey	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	69.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The borrower has 8 months on the job as a xx with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in Forbearance Indicator is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active is N/A.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 69.55%. Tape shows the lender omitted HELOC mortgage debt from DTI calculations. Lender defect. The subject loan originated on xx/xx/2026, and the 3-year SOL is active. BWR has 8 months on the job as a xx with xx FICO 779, 0X30 since inception, and xxK equity in the subject."	* Compliance Testing (Lvl 3) "This loan failed the revised loan estimate delivery date test."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID disclosure delivery date validation test."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7XWRTTSC76I	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	Not Applicable	47.587%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape data, the subject property is a secondary home.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives pension, social security, and defined contribution plan income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is Not Applicable. Tape Source: Initial Tape Type:	3: Curable		* Occupancy concerns - (Lvl 3) "Subject was approved as second home. Tape shows borrower will be moving his daughter into the subject property. Treating as NOO. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.58%. Tape shows the lender did not include the rent for qualification and did not contain a verification of rent and mortgage for the borrower's primary residence. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR receives pension, social security, and defined contribution plan income, FICO 811, and xxK equity in the subject. 0X30 since inception. Review shows ATR confirmed."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6EZ26BL2JPP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	47.675%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined taxes for 2025 have been paid in the amount of xx on xx/xx/2026.
The annual utilities charges for 2025 have been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No comment related to damage or repair is found in the servicing comments.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.75 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Audit value updated as per document. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Audit value updated as per document.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Audit value updated as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 47.67%. Tape shows increased income used for qualification is not supported by prior year earnings history. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.75 years on the job as a xx with xx, FICO 772, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA finance charge test due to the calculated finance charge of xx exceeding the disclosed finance charge of xx by xx.

																																																																																								The subject loan is a purchase, originated on xx/xx/2025 and the 1-year SOL has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2MBWD82KMO9	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	43.162%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025-2026 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 2.41 years on the job as a xx with xx. Additionally, BWR has 2.83 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Cash out purchase (Lvl 3) "The subject loan is a purchase case. The final CD dated xx/xx/2023 reflects cash in the amount of xx."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed as a conventional loan. Tape shows the FHA loan closed on conventional documents. and the loan was re-underwritten after final approval due to a gift donor change, causing it to lose FHA A/E findings. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
F9LRY9I924K	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Ohio	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.750%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	95.845%	95.845%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.812%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with Book/Page #xx in the amount of xx with xx, Ltd.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been exempted.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.33 years on the job as a xx with xx.
  BWR had prior employment experience as an xx with xx. for 1.91 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: current value is N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active N/A.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest Bearing Amount is Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test.  The subject loan is a purchase, originated on xx/xx/2026, and the 1-year SOL is active."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan closed at 95.85% LTV with a lease buyout fee of xx exceeding the LTV threshold of 80% LTV. Subject loan originated on xx/xx/2026."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
DLMFTKT49CW	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	101.689%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.111%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
There is a junior mortgage against the subject property, which was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.

According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied..
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

  BWR1 has 5.41 years on the job as a xx with xx. BWR2 has1 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: BRW #2 middle name is xx: xx:
Field: Borrower DTI Ratio Percent   Loan Value: 46.111%   Tape Value: 46.134%   Variance: -0.023%   Variance %: -0.02300%   Comment: Borrower DTI ratio percent is 46.11.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is N/A.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI is N/A.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is FHA.   xx: xx:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification interest bearing amount is N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.11%. Tape shows VOE confirmed the BWR2 was not employed at the time of closing. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 5.41 years on the job as a xx with xx. BWR2 has 1 year on the job as a xx with xx, FICO 665, and 0X30 since inception."
																																																																																						* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PYTFZ41UC4S	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	40.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid on xx/xx/2026. The amount is not provided.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
  According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
  Unable to determine the reason for default.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 1.41 years on the job as an xx with xx, BWR1 had 2 years on the job as a xx with xx.
  BWR2 has 3.33 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is FHA.   xx: xx:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not FHA insured."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan is not insurable by the HUD, as the lender'xx's departure REO, creating a conflict of interest on the subject transaction, as the BWR needs the REO to be sold for purchasing the subject property. Further details not provided. Subject originated xx/xx/2025. 0X30 since inception."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
3965PRVZDA2	xx	xx	xx	xx	xx	xx	xx	Not Applicable	xx	xx	xx	Washington	xx	xx	xx	Washington	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.125%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	37.209%	37.209%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	46.324%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of combined taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of combined taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 26.41 years on the job as a xx at xx. Additionally, the BWR1 has been SE for 15.16 years at xx.
BWR2 has 25.33 years on the job as an xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.324% Tape Value: 54.733% |---| -8.409% |----| -8.40900% Comment: BWR DTI ratio percent is 46.324%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is NA.   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is UA.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is NA.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification interest bearing amount is NA.   Tape Source: Initial   Tape Type:
Field: Temporary Buydown? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: Temporary buydown is no. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 46.32%. The tape shows SE income miscalculation, as the lender did not establish the stability of the qualifying income and did not obtain supporting tax returns and P&L statements for the declining income. The revised DTI is 54.73%. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 26.41 years on the job as a xx at xx. Additionally, the BWR1 has been SE for 15.16 years at xx. BWR2 has 25.33 years on the job as an xx at xx. FICO 792, 0X30 since inception, xxM equity in the subject, and xx residual income.

																																																																																								xx/xx/2026: Downgraded to LVL 2 as per PH."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UDOSUJWC97E	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	Texas	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.250%	360	xx/xx/2025	xx/xx/2025	Conventional	ARM	Purchase	75.000%	75.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	48.435%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape data, the subject property is non owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.58 years on the job as a xx at xx. Additionally, BWR receives capital gains and dividend interest income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: |---| |----| Comment: ARM index type is SOFR. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: n/a Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved as NOO at 48.43%. Tape shows insufficient income, as the lender failed to verify the continuance of restricted stock unit (xx) income. The revised DTI is 60%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 3.58 years on the job as a xx at xx, FICO 783, 0X30 since inception, xxK equity in the subject, and xx residual income."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PPI2SEO8MZB	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	Illinois	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	84.000%	84.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	49.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
The annual city taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No comment related to damage or repair is found in the servicing comments.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 1.66 years on the job as an xx with xx. Inc. Additionally, BWR receives income from public assistance. Previously, BWR had 1.08 years on the job as an xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower #2 first name is xx. xx: xx:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 last name is xx.   xx: xx:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 middle name is xx.   xx: xx:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification interest bearing amount is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject was approved as OO. The tape shows the property is NOO due to BWR did not occupy the subject property. Further details were not provided. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject was approved as 49.36%. Tape shows the subject is NOO due to BWR did not occupy the subject property causing the lender to omit BWR primary housing expense. Further details not provided. BWR defect. The subject originated on xx/xx/2026, and the 3-year SOL is active. BWR has 1.66 years on the job as an xx with xx. Inc. Additionally, BWR receives income from public assistance, FICO 721, 0X30 since inception, and xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
X7R5F07C22I	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Secondary	Yes	Yes	No	xx	xx	49.986%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The first installment of county taxes for 2026 has been paid in the amount of xx on xx/xx/2026.
The second installment of county taxes for 2026 is due in the amount of xx on xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the occupancy of the subject property is a second home.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 and BWR2 have been SE for 16.91 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.98%. The tape shows SE income miscalculation. Further details are not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 and BWR2 have been SE for 16.91 years at xx. FICO 782, 0X30 since inception and xxK equity in the subject."				Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
PE028HODE6N	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	Alabama	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2025	xx/xx/2025	VA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	40.593%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR receives VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA, Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: The tape shows that the forbearance indicator data provided has no audit value and is unavailable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA,   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape shows the MI company data provided is the other audit value, VA.   xx: xx:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -4 (Days) Variance %: Comment: Tape shows the original appraisal date data provided is xx/xx/2025; the audit value is xx/xx/2025. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured by the VA. Further details not provided. Subject loan was originated on xx/xx/2025."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
M1SHVO0IDK9	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	Maryland	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.990%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	50.198%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of combined taxes for 2026 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2024.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 10.91 years on the job as an xx with xx. Additionally, BWR1 has been SE for 2 years at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 50.198% Tape Value: 51.576% |---| -1.378% |----| -1.37800% Comment: Tape shows 51.576% and Audit value 50.198%. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Did not use for review.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Did not use for review. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "The loan failed charges in total cannot increase more than 10% tolerance test. The LE dated xx/xx/2025 reflects the sum of Section C fees and recording fees at xx. The CD dated xx/xx/2025 reflects the sum of Section C and the recording fee at xx. This is a cumulative increase of xx for charges that in total cannot increase more than 10% of the test. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/2025 and the 1-year SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 50.19%. Tape shows the lender improperly included departing residence rental income for qualification. Revised DTI is 51.79%. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR1 has 10.91 years on the job as an xx with xx, FICO 678, 0X30 since inception, xxK equity in the subject, and xx residual income."
																																																																																								* Cash out purchase (Lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/2025 reflects cash to the borrower in the amount of xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
UI27DFXA14Q	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	Delaware	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2025	xx/xx/2025	FHA	Fixed	Purchase	98.188%	98.188%	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	27.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
  No active judgments or liens have been found.
The annual county taxes for 2024/2025/2026 have been paid in the total amount of xx on different dates.
The annual city taxes for 2024/2025/2026 have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.

Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
As per tape data the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 3.91 years on the job as a xx with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is NA. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is in forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI active is not applicable.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: MI company is FHA.   xx: xx:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Modification Interest bearing amount is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* FHA or USDA insurance is not active (Lvl 4) "Tape shows the subject loan is not insured."	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape and file show the initial appraisal dated xx/xx/2025 with an appraised value of xx expired prior to closing. A recertification of value indicated a significant market value decline, requiring a new appraisal. The loan closed without obtaining one. XXXX search shows an estimated value of xxK. The current UPB is xxK."
																																																																																							* Missing Required Disclosures (Lvl 3) "The settlement services provider list is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
AQC7JRMB0QP	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	South Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.750%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx/xx/2025	xx	Investor	Yes	Yes	No	xx	Not Applicable	49.010%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/page #xx in the amount of xx, with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.750%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property's occupancy is stated as an investor.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10.50 years on the job as an xx with xx. Additionally, BWR has been SE at xx for 10.25 years and 5.58 years for xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.010% Tape Value: 53.385% |---| -4.375% |----| -4.37500% Comment: Tape shows 53.385% but audit value is 49.010%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 49.01%. Tape shows SE income was miscalculated due to the omission of a business loss. Revised DTI of 53.38%. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 10.50 years on the job as an xx with xx. Additionally, BWR has been SE at xx for 10.25 years and 5.58 years for xx, FICO 745 and 0X30 since inception, xxK equity in the subject, and xx residual income."	* Lease Agreement is missing (Lvl 3) "Lease agreement is missing from the loan file. Subject is an NOO purchase originated on xx/xx/2025."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
GT4RVGV91GT	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	3.990%	360	xx/xx/2026	xx/xx/2026	Conventional	Fixed	Purchase	96.500%	96.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.899%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 3.990%. The current UPB reflected as per the tape is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to tape data as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner-occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

BWR has 1.75 years on the job as a xx with xx, BWR had multiple jobs in the last two years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: U/A   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is PMI Active? is Not Applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed as a conventional loan. Tape shows FHA loan closed using conventional loan documents. Additionally, the borrower does not satisfy the required three-year waiting period following foreclosure, which is not met until April 2026. Further details are not provided. Subject originated on xx/xx/2026."	* Cash out purchase (Lvl 2) "Subject loan is a purchase. Final CD reflects cash to BWR of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
766LCIL6HR3	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	Tennessee	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.500%	360	xx/xx/2025	xx/xx/2026	Conventional	Fixed	Purchase	86.684%	86.684%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	xx	32.742%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2026 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st, 2nd, 3rd and 4th installments for 2025 county taxes have been paid in the total amount of xx on different dates.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the tape, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR2 has 14.41 years on the job as a xx at xx. Additionally, BWR2 receives pension and VA benefits income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Forbearance indicator is not applicable.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: PMI is not applicable.   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Modification interest bearing amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: xx/xx/2025 Tape Value: xx/xx/2025 Variance: -6 (Days) Variance %: Comment: Original appraisal audit value date is xx/xx/2025. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape and file show the subject loan was initially originated as a VA loan and closed as a conventional loan, as the buyer needed to be marked as a non-occupying co-buyer. Further details not provided. Subject originated on xx/xx/2025."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LV066U8G1T3	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	North Carolina	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	87.730%	87.730%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	16.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with book/pagexx no. xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
No details pertaining to the damage to the subject property have been observed.
As per the tape, the subject property is owner occupied.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 11.33 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 16.454% Tape Value: 16.455% |---| -0.001% |----| -0.00100% Comment: Tape shows the borrower DTI ratio percent is 16.455%, and the audit value shows 16.454%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 16.45%. Tape shows the lender did not establish BWR credit history as all credit was as an authorized user. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has 11.33 years on the job as a xx at xx, FICO 773, 0X30 since inception, and xxK equity in the subject. Review shows ATR confirmed."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
R2ESXLVTIVI	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	Oklahoma	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	2.990%	360	xx/xx/2021	xx/xx/2021	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2021	xx	Primary	Yes	Yes	No	xx	Not Applicable	34.268%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2021 and recorded on xx/xx/2021 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of combined taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 2.990%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB reflected as per the payment history is xx.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
No foreclosure activity has been found.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
BWR has 3.83 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is xx. Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 34.26%. Tape shows employment misrepresentation, as the VOE obtained by xx shows the borrower resigned from the position prior to closing. Further details not provided. BWR defect. The subject loan originated on xx/xx/2021, and the 3-year SOL has expired. BWR has 3.83 years on the job as a xx at xx, FICO 787, 0X30 in the last 24 months, and xxK equity in the subject."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID rate lock disclosure delivery date test."
																																																																																								* Intent to Proceed Missing (Lvl 2) "The borrower's intent to proceed is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QOXPEDK6J5S	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	Georgia	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	5.500%	360	xx/xx/2025	xx/xx/2025	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx/xx/2025	xx	Primary	Yes	Yes	No	xx	Not Applicable	62.419%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2025 and recorded on xx/xx/2025 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual combined utility charges for 2025 have been paid in the total amount of xx on xx/xx/2026 and xx/xx/2026.
No prior year's delinquent taxes have been found.	According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the collection comment dated xx/xx/2025, the reason for default is a servicing problem.
As the tape shows, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has been SE for 3.66 years at xx. Additionally, BWR has been SE for 3.66 years at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A Tape Source: Initial Tape Type:
Field: Is in Forbearance Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Modification Interest Bearing Amount Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 62.41%. Tape shows rental income from the subject property is not supported, as the lender did not verify primary housing expenses in the DTI calculation. Further details not provided. Lender defect. The subject loan originated on xx/xx/2025, and the 3-year SOL is active. BWR has been SE for 3.66 years at xx. Additionally, BWR has been SE for 3.66 years at xx, FICO 727, 0X30 since inception, and xxK equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
HWXPU2X2H3T	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	California	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	4.625%	360	xx/xx/2026	xx/xx/2026	VA	ARM	Refinance	78.591%	78.591%	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx/xx/2026	xx	Primary	Yes	Yes	No	xx	xx	29.861%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2026 and recorded on xx/xx/2026 with instrument # xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual installment of county taxes for 2025 has been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 has 4.5 years on the job as a xx at xx. BWR2 has 4.5 years on the job as a xx at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 29.861%   Tape Value: 29.804%   Variance: 0.057%   Variance %: 0.05700%   Comment: BWR DTI ratio is 29.86%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.457%   Tape Value: 29.400%   Variance: 0.057%   Variance %: 0.05700%   Comment: Housing ratio per u/w is 29.45%.   Tape Source: Initial   Tape Type:
Field: Is PMI Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: n/a.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per loan documents.   xx: xx:
Field: Original Note Doc Date   Loan Value: xx/xx/2026   Tape Value: xx/xx/2026   Variance: -4 (Days)   Variance %:    Comment: Original note doc date is xx/xx/2026.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Updated as per loan documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Updated as per loan documents. Tape Source: Initial Tape Type:	4: Unacceptable	* VA insurance is not active (Lvl 4) "Tape defect shows the loan is VA insured. Tape shows the MI flag for the subject loan is false. Reaching out to the seller to clarify."	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan does not meet the VA seasoning period requirement. Further details not provided. Subject loan originated on xx/xx/2026."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BO9VJKG6JW8	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	Florida	xx	xx	No	Yes	Not Applicable	First	$0.00	xx	xx/xx/2026	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.125%	360	xx/xx/2024	xx/xx/2024	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx/xx/2024	xx	Primary	Yes	Yes	No	xx	Not Applicable	25.764%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2024 and recorded on xx/xx/2024 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The annual county taxes for 2025 have been paid in the amount of xx on xx/xx/2025.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The last payment was received on xx/xx/2026 in the amount of xx, which was applied for the due date of xx/xx/2026. The current P&I is xx with an interest rate of 7.125%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the tape, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 10 months on the job as a xx at xx. BWR had multiple jobs in the last 2 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Interest Paid Through Date Loan Value: xx/xx/2026 Tape Value: xx/xx/2026 |---| -30 (Days) |----| Comment: Interest paid through date is xx/xx/2026. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "The appraisal report in the loan file is as is; the photo addendum shows a broken window that needs to be repaired. The estimated cost to cure is not available in the loan file. The 1004D is missing from the loan documents, and the final CD does not reflect the escrow holdback."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows the condominium project eligibility issue resolved. Futura was previously ineligible due to the outstanding 40-year recertification requirement. All buildings have now received their 40-year recertification approvals, and the project is eligible. The structural integrity engineer's inspection report is missing from the loan documents. Seller provided the recertification."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TRID rate lock disclosure delivery date test, as a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate-dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/2024."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
SLN5TUDYE1B	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	Arizona	xx	xx	Yes	Yes	Not Applicable	First	$0.00	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	xx	7.250%	360	xx/xx/2023	xx/xx/2023	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx/xx/2023	xx	Primary	Yes	Yes	No	xx	Not Applicable	46.581%	First	Final policy	Not Applicable	Not Applicable	xx/xx/2026	xx	xx	6.250%	xx	xx/xx/2026	Financial Hardship	According to the updated title report dated xx/xx/2026, the subject mortgage was originated on xx/xx/2023 and recorded on xx/xx/2023 with instrument #xx in the amount of xx with xx.
No active judgments or liens have been found.
The 1st and 2nd installments of county taxes for 2025 have been paid in the total amount of xx on xx/xx/2025 and xx/xx/2026.
No prior year's delinquent taxes have been found.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. Unable to determine the last payment received. The current P&I is xx with an interest rate of 6.250%. The current UPB reflected as per the payment history is xx.	Collections Comments:According to the servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/2026, the borrower is current with the loan, and the next due date is xx/xx/2026. The current UPB is xx.
As per the comment dated xx/xx/2026, the reason for default is illness of the borrower.
As per the comment dated xx/xx/2026, the subject property is owner-occupied.
No details pertaining to the damage to the subject property have been observed.
The loan was modified on xx/xx/2026.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has 7.75 years on the job as a xx at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx, and the lender, xx, on xx/xx/2026. As per the modified term, the new principal balance is xx. The monthly P&I is xx with an interest rate of 6.250% beginning on xx/xx/2026 and a maturity date of xx/xx/2066. There is a deferred balance of xx.	Field: Age of Loan Loan Value: 30 Tape Value: 31 |---| -1 |----| -3.22580% Comment: Age of loan is 30. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Maturity term months 360.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per documents.   xx: xx:
Field: Original Note Doc Date   Loan Value: xx/xx/2023   Tape Value: xx/xx/2023   Variance: -10 (Days)   Variance %:    Comment: Note date is xx/xx/2023.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx/xx/2066   Tape Value: xx/xx/2053   Variance: 4414 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 475 Tape Value: 330 Variance: 145 Variance %: 43.93939% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at 46.58%. The Lender allowed the loan to close with the BWR working for the Spouse and income not supported. Revised DTI cannot be determined. Lender defect. The subject loan originated xx/xx/2023 and the 3-year SOL is active. The BWR is employed with xx as a xx for 7.9 years and xx for 2.2 years working for Spouse, FICO 731, unknown residual income, xxK reserves, xxK equity in the subject property."
																																																																																						* Private Mortgage Insurance is not active (Lvl 4) "Tape shows MI was rescinded."		* Cash out purchase (Lvl 2) "The subject loan is a purchase. Final CD dated xx/xx/2023 reflects cash to in the amount of xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable